UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.26%
Autos & Transportation - 1.46%
Burlington Northern Santa Fe Corp †	115,935	$6,932,913
Canadian National Railway Co (Canada)	128,829	9,145,571

		16,078,484

Consumer Discretionary - 15.08%
Bed Bath & Beyond Inc *	180,404	7,248,633
Best Buy Co Inc †	212,665	9,257,307
Cendant Corp	381,416	7,872,426
Chico’s FAS Inc *	159,148	5,856,646
eBay Inc *	285,333	11,755,720
Federated Department Stores Inc	115,611	7,730,908
J.C. Penney Co Inc	206,191	9,777,577
Nike Inc ‘B’	167,510	13,682,217
Nordstrom Inc †	412,328	14,151,097
Staples Inc †	270,605	5,769,299
Starbucks Corp * †	149,491	7,489,499
Target Corp	169,290	8,791,230
The Gillette Co	268,016	15,598,531
The Home Depot Inc	550,113	20,981,310
Yahoo! Inc *	340,199	11,512,334
Yum! Brands Inc †	167,510	8,109,159

		165,583,893

Consumer Staples - 4.19%
CVS Corp	294,828	8,552,960
PepsiCo Inc	213,906	12,130,609
The Procter & Gamble Co	425,222	25,283,700

		45,967,269

Energy - 4.12%
BJ Services Co	376,237	13,540,770
ENSCO International Inc	213,906	9,965,880
Valero Energy Corp	192,057	21,713,964

		45,220,614

Financial Services - 12.95%
American Express Co	202,522	11,632,864
Bank of America Corp	257,712	10,849,675
CIGNA Corp	119,463	14,079,909
Franklin Resources Inc †	118,686	9,964,876
Genworth Financial Inc ‘A’	317,703	10,242,745
Merrill Lynch & Co Inc	186,848	11,463,125
MGIC Investment Corp †	158,788	10,194,190
SLM Corp	165,463	8,875,435
The Allstate Corp †	297,020	16,422,236
The Goldman Sachs Group Inc	220,164	26,767,539
The Hartford Financial Services Group Inc †	152,081	11,736,091

		142,228,685

Health Care - 23.17%
Aetna Inc †	304,907	26,264,689
Alcon Inc (Switzerland)	134,557	17,207,149
Allergan Inc	97,916	8,971,064
Amgen Inc *	303,731	24,198,249
C.R. Bard Inc †	90,202	5,956,038
Express Scripts Inc * †	104,876	6,523,287
Genentech Inc *	108,221	9,113,290
Gilead Sciences Inc *	172,049	8,389,109
HCA Inc †	287,006	13,753,328
Johnson & Johnson	562,765	35,611,769
Medco Health Solutions Inc *	136,763	7,498,715
Medtronic Inc	237,103	12,713,463
Novartis AG ADR † (Switzerland)	182,872	9,326,472
Pfizer Inc	278,907	6,964,308
Roche Holding AG (Switzerland)	99,647	13,839,968

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
UnitedHealth Group Inc †	281,430	$15,816,366
Varian Medical Systems Inc *	175,225	6,923,140
WellPoint Inc *	259,734	19,693,032
Wyeth	121,684	5,630,319

		254,393,755

Integrated Oils - 4.03%
ConocoPhillips	214,732	15,011,914
GlobalSantaFe Corp † (Cayman)	241,795	11,030,688
Schlumberger Ltd † (Netherlands)	215,441	18,178,912

		44,221,514

Materials & Processing - 1.41%
Air Products & Chemicals Inc	100,506	5,541,901
The Dow Chemical Co	239,639	9,985,757

		15,527,658

Multi-Industry - 3.58%
Fortune Brands Inc †	128,829	10,477,663
General Electric Co	612,324	20,616,949
Tyco International Ltd (Bermuda)	294,451	8,200,460

		39,295,072

Producer Durables - 6.58%
D.R. Horton Inc †	308,747	11,182,816
Danaher Corp	213,906	11,514,560
KLA-Tencor Corp †	195,887	9,551,450
Lockheed Martin Corp	190,708	11,640,816
The Boeing Co	131,418	8,929,853
United Technologies Corp	270,605	14,028,163
Waters Corp *	130,846	5,443,194

		72,290,852

Technology - 20.69%
Amdocs Ltd * (United Kingdom)	463,903	12,864,030
Analog Devices Inc	508,410	18,882,347
Apple Computer Inc *	134,008	7,184,169
Cisco Systems Inc *	935,467	16,772,923
Dell Inc *	481,938	16,482,279
EMC Corp *	1,301,399	16,840,103
General Dynamics Corp †	96,445	11,530,000
Intel Corp	455,820	11,235,963
Marvell Technology Group Ltd * (Bermuda)	144,851	6,679,080
Microchip Technology Inc	210,839	6,350,471
Microsoft Corp	1,062,305	27,333,108
Oracle Corp *	1,628,705	20,179,655
QUALCOMM Inc	566,945	25,370,789
Symantec Corp *	662,271	15,007,061
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	717,946	5,901,516
Texas Instruments Inc †	253,357	8,588,802

		227,202,296

Total Common Stocks (Cost $1,004,969,691)		1,068,010,092

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
BLUE CHIP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.94%
Repurchase Agreement - 2.94%
State Street Bank and Trust Co 3.450% due 10/03/05 (Dated 09/30/05, repurchase price of $32,270,275; collateralized by Federal Home Loan Bank: 3.875% due 08/22/08 and market value $14,513,810; and 5.800% due 09/02/08 and market value $18,046,796; and Freddie Mac (U.S. Govt Agency Issue): 3.875% due 01/12/09 and market value $346,376)	$32,261,000	$32,261,000

Total Short-Term Investment (Cost $32,261,000)		32,261,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.20% (Cost $1,037,230,691)		1,100,271,092

	Shares
SECURITIES LENDING COLLATERAL - 6.35%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $69,741,638)	69,741,638	69,741,638

TOTAL INVESTMENTS - 106.55% (Cost $1,106,972,329)		1,170,012,730

OTHER ASSETS & LIABILITIES, NET - (6.55%)		(71,973,426)

NET ASSETS - 100.00%		$1,098,039,304

Note to Schedule of Investments

(a) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	20,211	1,885,266
Call Options Exercised	(4,310)	(477,272)
Call Options Expired	(6,505)	(617,873)
Call Options Repurchased	(9,396)	(790,121)

Outstanding, September 30, 2005	—	$—

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.11%
Autos & Transportation - 0.93%
Southwest Airlines Co	42,272	$627,739

Consumer Discretionary - 22.22%
Aeropostale Inc *	22,374	475,447
AnnTaylor Stores Corp *	13,973	370,983
ChoicePoint Inc *	13,707	591,731
CKE Restaurants Inc †	52,088	686,520
Cogent Inc * †	12,469	296,139
CoStar Group Inc * †	5,925	276,816
Darden Restaurants Inc	13,453	408,568
DSW Inc ‘A’ * †	15,387	326,204
Fisher Scientific International Inc *	19,102	1,185,279
Fossil Inc * †	13,740	249,931
Four Seasons Hotels Inc (Canada)	8,224	472,058
Harman International Industries Inc	4,333	443,136
Hewitt Associates Inc ‘A’ *	8,844	241,264
Iron Mountain Inc *	21,755	798,408
Jackson Hewitt Tax Service Inc	17,152	410,104
Lamar Advertising Co ‘A’ *	18,748	850,409
Linens ‘n Things Inc * †	10,878	290,443
Navigant Consulting Inc * †	21,401	410,043
Office Depot Inc *	26,500	787,050
Outback Steakhouse Inc	8,932	326,911
Regal Entertainment Group ‘A’ †	28,122	563,565
Ruby Tuesday Inc †	13,531	294,435
Tempur-Pedic International Inc * †	37,585	445,006
The Estee Lauder Cos Inc ‘A’	17,864	622,203
Tuesday Morning Corp †	13,973	361,482
Univision Communications Inc ‘A’ *	55,860	1,481,966
VeriSign Inc *	18,000	384,660
WESCO International Inc * †	18,041	611,049
Wynn Resorts Ltd * †	8,313	375,332

		15,037,142

Consumer Staples - 2.14%
Coca-Cola Enterprises Inc	26,442	515,619
Molson Coors Brewing Co ‘B’ †	8,401	537,748
Pilgrim’s Pride Corp	10,789	392,720

		1,446,087

Energy - 4.90%
BJ Services Co	23,000	827,770
ENSCO International Inc	26,884	1,252,525
National Oilwell Varco Inc *	12,500	822,500
Pride International Inc *	13,619	388,278
Rowan Cos Inc	796	28,250

		3,319,323

Financial Services - 12.96%
Affiliated Managers Group Inc * †	5,966	432,058
Alliance Data Systems Corp *	31,548	1,235,104
Assurant Inc	10,000	380,600
Independence Community Bank Corp	33,252	1,133,561
Investors Financial Services Corp †	21,224	698,270
Legg Mason Inc	4,700	515,543
MGIC Investment Corp	9,500	609,900
New York Community Bancorp Inc †	29,108	477,371
North Fork Bancorp Inc	27,278	695,589
Nuveen Investments Inc ‘A’ †	10,966	431,951
Paychex Inc	16,095	596,803
Safeco Corp	9,633	514,209
SLM Corp	12,292	659,343
United Rentals Inc * †	19,898	392,189

		8,772,491

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Health Care - 20.72%
Advanced Medical Optics Inc *	21,490	$815,545
AmerisourceBergen Corp	8,200	633,860
Amylin Pharmaceuticals Inc * ⌂	12,381	430,735
Barr Pharmaceuticals Inc *	11,633	638,884
Beckman Coulter Inc	7,000	377,860
Biomet Inc	28,643	994,199
Cytyc Corp *	39,707	1,066,133
DaVita Inc *	8,932	411,497
Express Scripts Inc *	8,700	541,140
Gen-Probe Inc *	7,075	349,859
Health Net Inc *	13,228	625,949
HealthSouth Corp *	93,741	388,088
Kinetic Concepts Inc *	19,279	1,095,047
Lincare Holdings Inc *	9,551	392,069
Manor Care Inc	18,571	713,312
Martek Biosciences Corp * †	10,347	363,490
Medicis Pharmaceutical Corp ‘A’ † ⌂	21,643	704,696
MGI PHARMA Inc *	14,490	337,762
Molina Healthcare Inc * †	9,109	227,634
Neurocrine Biosciences Inc * †	7,075	348,019
Omnicare Inc	9,000	506,070
The Cooper Cos Inc	5,129	392,933
Triad Hospitals Inc *	13,442	608,519
Universal Health Services Inc ‘B’	6,456	307,499
Valeant Pharmaceuticals International †	18,483	371,139
Varian Medical Systems Inc *	9,728	384,353

		14,026,291

Materials & Processing - 6.45%
American Standard Cos Inc	16,803	782,180
Corn Products International Inc †	22,286	449,509
Crown Holdings Inc *	24,762	394,706
EnerSys * †	24,054	364,899
Lennox International Inc †	17,687	484,801
Owens-Illinois Inc *	30,068	620,002
Precision Castparts Corp	11,054	586,967
Rohm & Haas Co	16,537	680,167

		4,363,231

Multi-Industry - 1.44%
Textron Inc	13,619	976,755

Producer Durables - 6.92%
Blount International Inc * †	44,571	786,232
Engineered Support Systems Inc	13,354	548,048
KLA-Tencor Corp	11,231	547,624
Mine Safety Appliances Co †	11,320	438,084
Pentair Inc	14,327	522,935
Regal-Beloit Corp †	10,649	345,454
Rockwell Collins Inc	11,497	555,535
Terex Corp *	11,054	546,399
Thermo Electron Corp *	12,823	396,231

		4,686,542

Technology - 18.13%
ADC Telecommunications Inc *	23,435	535,724
Affiliated Computer Services Inc ‘A’ *	17,864	975,374
Altera Corp *	21,048	402,227
Amdocs Ltd * (United Kingdom)	26,088	723,420
Amphenol Corp ‘A’	12,782	515,626
Analog Devices Inc	21,431	795,947
Check Point Software Technologies Ltd * (Israel)	19,487	473,924
Cognos Inc * (Canada)	6,146	239,264
F5 Networks Inc *	5,638	245,084
Hyperion Solutions Corp *	8,932	434,542

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Integrated Device Technology Inc *	55,449	$595,522
Jabil Circuit Inc *	12,381	382,821
JDS Uniphase Corp *	159,272	353,584
L-3 Communications Holdings Inc	7,429	587,411
Macrovision Corp *	20,635	394,128
Maxim Integrated Products Inc	19,721	841,101
Mercury Interactive Corp *	7,694	304,682
Network Appliance Inc *	18,951	449,897
PerkinElmer Inc	20,959	426,935
Perot Systems Corp ‘A’ * †	29,714	420,453
QLogic Corp *	19,544	668,405
Semtech Corp *	41,211	678,745
TIBCO Software Inc *	49,258	411,797
Websense Inc * †	8,136	416,645

		12,273,258

Utilities - 1.30%
DPL Inc	18,483	513,827
Valor Communications Group Inc †	26,619	362,817

		876,644

Total Common Stocks (Cost $64,343,097)		66,405,503

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.77%
Repurchase Agreement - 2.77%
State Street Bank and Trust Co 3.450% due 10/03/05 (Dated 09/30/05, repurchase price of $1,877,540; collateralized by Federal Home Loan Bank: 5.800% due 09/02/08 and market value $1,915,000)	$1,877,000	1,877,000

Total Short-Term Investment (Cost $1,877,000)		1,877,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.88% (Cost $66,220,097)		68,282,503

	Shares
SECURITIES LENDING COLLATERAL - 18.96%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $12,833,949)	12,833,949	12,833,949

TOTAL INVESTMENTS - 119.84% (Cost $79,054,046)		81,116,452

OTHER ASSETS & LIABILITIES, NET - (19.84%)		(13,430,552)

NET ASSETS - 100.00%		$67,685,900

Notes to Schedule of Investments

(a) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	708	$74,190
Call Options Written	1,751	217,487
Call Options Exercised	(472)	(49,732)
Call Options Expired	(877)	(93,601)
Call Options Repurchased	(887)	(122,960)

Outstanding, September 30, 2005	223	$25,384

(b) Premiums received and value of written options outstanding as of September 30, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE Amylin Pharmaceuticals Inc Strike @ $30.00 Exp. 10/22/05 Broker: Lehman Brothers Holdings Inc	123	$13,311	$62,730
Call - CBOE Medicis Pharmaceutical Corp ‘A’ Strike @ $35.00 Exp. 10/22/05 Broker: Lehman Brothers Holdings Inc	100	12,073	1,000

		$25,384	$63,730

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FINANCIAL SERVICES PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.29%
Financial Services - 96.29%
ACE Ltd (Cayman)	68,300	$3,214,881
American International Group Inc	18,500	1,146,260
Anglo Irish Bank Corp PLC (Ireland)	45,600	620,934
Aon Corp	61,200	1,963,296
Bank of America Corp	85,524	3,600,560
Capital One Financial Corp	29,600	2,353,792
Citigroup Inc	90,350	4,112,732
Cullen/Frost Bankers Inc	20,300	1,001,602
Fannie Mae	79,100	3,545,262
Federated Investors Inc ‘B’	45,050	1,497,012
Fifth Third Bancorp †	56,000	2,056,880
Franklin Resources Inc	4,900	411,404
Freddie Mac	52,600	2,969,796
Genworth Financial Inc ‘A’ †	27,800	896,272
H&R Block Inc	48,700	1,167,826
Hudson City Bancorp Inc †	60,600	721,140
JPMorgan Chase & Co	128,372	4,355,662
Lehman Brothers Holdings Inc	11,000	1,281,280
Marsh & McLennan Cos Inc	72,800	2,212,392
MBIA Inc †	24,900	1,509,438
Merrill Lynch & Co Inc	63,800	3,914,130
Morgan Stanley	50,500	2,723,970
North Fork Bancorp Inc	47,350	1,207,425
Prudential Financial Inc	32,700	2,209,212
State Street Corp	23,500	1,149,620
SunTrust Banks Inc	11,700	812,565
The Bank of New York Co Inc	123,400	3,629,194
The Chubb Corp	6,900	617,895
The Hartford Financial Services Group Inc	47,100	3,634,707
The PMI Group Inc †	42,800	1,706,436
The St. Paul Travelers Cos Inc	32,131	1,441,718
U.S. Bancorp	53,000	1,488,240
UBS AG (NYSE) (Switzerland)	11,800	1,008,900
Wachovia Corp	51,700	2,460,403
Wells Fargo & Co	32,500	1,903,525
Zions Bancorp	9,700	690,737

		71,237,098

Total Common Stocks (Cost $67,900,053)		71,237,098

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.70%
Repurchase Agreement - 3.70%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $2,742,674; collateralized by U.S. Treasury Bonds: 7.125% due 02/15/23 and market value $2,800,853)	$2,742,000	2,742,000

Total Short-Term Investment (Cost $2,742,000)		2,742,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.99% (Cost $70,642,053)		73,979,098

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.34%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $6,906,850)	6,906,850	$6,906,850

TOTAL INVESTMENTS - 109.33% (Cost $77,548,903)		80,885,948

OTHER ASSETS & LIABILITIES, NET - (9.33%)		(6,901,296)

NET ASSETS - 100.00%		$73,984,652

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.98%
Autos & Transportation - 1.55%
Delphi Corp	802,000	$2,213,520
Navistar International Corp *	48,200	1,563,126
Union Pacific Corp	68,871	4,938,051
United Parcel Service Inc ‘B’	120,400	8,323,252

		17,037,949

Consumer Discretionary - 11.25%
Allied Waste Industries Inc * †	466,400	3,941,080
Amazon.com Inc *	62,000	2,808,600
AutoNation Inc *	387,900	7,746,363
Avon Products Inc	168,400	4,546,800
Carnival Corp (Panama)	35,900	1,794,282
Clear Channel Communications Inc	83,400	2,743,026
Cooper Industries Ltd ‘A’ (Bermuda)	111,900	7,736,766
Costco Wholesale Corp	64,500	2,779,305
Dollar Tree Stores Inc *	327,500	7,090,375
Entercom Communications Corp * †	15,800	499,122
Expedia Inc *	236,999	4,694,950
Google Inc ‘A’ *	6,500	2,056,990
IAC/InterActiveCorp * †	236,999	6,007,925
Las Vegas Sands Corp * †	122,800	4,041,348
Leggett & Platt Inc	229,200	4,629,840
Lowe’s Cos Inc	176,000	11,334,400
Mattel Inc	223,400	3,726,312
McDonald’s Corp	115,900	3,881,491
Monster Worldwide Inc *	42,600	1,308,246
Omnicom Group Inc	48,600	4,064,418
RadioShack Corp †	254,100	6,301,680
Starwood Hotels & Resorts Worldwide Inc	54,300	3,104,331
Target Corp	98,300	5,104,719
The DIRECTV Group Inc *	95,034	1,423,609
Time Warner Inc	578,250	10,472,108
VeriSign Inc *	89,600	1,914,752
Williams-Sonoma Inc *	198,400	7,608,640

		123,361,478

Consumer Staples - 7.42%
Altria Group Inc	133,700	9,855,027
Anheuser-Busch Cos Inc	77,300	3,326,992
Campbell Soup Co	546,700	16,264,325
Kraft Foods Inc ‘A’ †	182,300	5,576,557
PepsiCo Inc	421,900	23,925,949
Sysco Corp	115,600	3,626,372
The Coca-Cola Co	99,000	4,275,810
The Pepsi Bottling Group Inc	178,900	5,107,595
The Procter & Gamble Co	158,000	9,394,680

		81,353,307

Energy - 3.98%
Arch Coal Inc †	73,500	4,961,250
Baker Hughes Inc	141,800	8,462,624
BJ Services Co	199,400	7,176,406
Calpine Corp * †	1,259,800	3,262,882
Noble Energy Inc	53,800	2,523,220
Plains Exploration & Production Co *	105,300	4,508,946
The Williams Cos Inc	220,300	5,518,515
Weatherford International Ltd * † (Bermuda)	105,400	7,236,764

		43,650,607

Financial Services - 16.06%
American International Group Inc	110,850	6,868,266
AmeriCredit Corp *	150,000	3,580,500
Assurant Inc	75,400	2,869,724
Capital One Financial Corp	69,500	5,526,640
Everest Re Group Ltd (Bermuda)	7,300	714,670

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
General Growth Properties Inc	147,630	$6,633,016
Golden West Financial Corp	75,200	4,466,128
Hudson City Bancorp Inc	218,200	2,596,580
JPMorgan Chase & Co	719,524	24,413,449
RenaissanceRe Holdings Ltd † (Bermuda)	84,000	3,673,320
SLM Corp	1,157,000	62,061,480
State Street Corp	36,400	1,780,688
The Chubb Corp	73,500	6,581,925
The Hartford Financial Services Group Inc	80,100	6,181,317
Washington Mutual Inc	475,300	18,641,266
Wells Fargo & Co	256,000	14,993,920
XL Capital Ltd ‘A’ (Cayman)	66,200	4,503,586

		176,086,475

Health Care - 15.92%
Allergan Inc	232,190	21,273,248
AmerisourceBergen Corp	66,800	5,163,640
AstraZeneca PLC ADR (United Kingdom)	922,600	43,454,460
Baxter International Inc	173,000	6,897,510
DaVita Inc * †	155,700	7,173,099
Forest Laboratories Inc *	711,300	27,719,361
Guidant Corp	117,900	8,122,131
ImClone Systems Inc * †	57,100	1,795,795
IVAX Corp *	87,100	2,295,956
Lincare Holdings Inc *	181,600	7,454,680
McKesson Corp	105,100	4,986,995
Medco Health Solutions Inc *	126,400	6,930,512
Millennium Pharmaceuticals Inc * †	590,200	5,506,566
PacifiCare Health Systems Inc *	64,600	5,153,788
Sepracor Inc * †	122,800	7,243,972
Teva Pharmaceutical Industries Ltd ADR † (Israel)	194,900	6,513,558
WellPoint Inc *	90,800	6,884,456

		174,569,727

Integrated Oils - 5.30%
Chevron Corp	68,390	4,426,885
Exxon Mobil Corp	256,200	16,278,948
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	212,200	13,928,808
Royal Dutch Shell PLC ‘B’ ADR † (United Kingdom)	63,615	4,381,165
Schlumberger Ltd (Netherlands)	126,600	10,682,508
Transocean Inc * (Cayman)	138,200	8,473,042

		58,171,356

Materials & Processing - 5.07%
Air Products & Chemicals Inc	97,500	5,376,150
Alcoa Inc	113,400	2,769,228
American Standard Cos Inc	362,100	16,855,755
Fluor Corp	91,300	5,877,894
Huntsman Corp *	159,500	3,118,225
International Paper Co	122,100	3,638,580
Methanex Corp (Canada)	252,500	3,754,675
Potash Corp of Saskatchewan Inc (Canada)	40,600	3,788,792
The Dow Chemical Co	250,100	10,421,667

		55,600,966

Multi-Industry - 4.48%
General Electric Co	1,234,700	41,572,349
Tyco International Ltd (Bermuda)	270,000	7,519,500

		49,091,849

Producer Durables - 6.32%
Agilent Technologies Inc *	117,000	3,831,750
American Tower Corp ‘A’ *	315,800	7,879,210
Applied Materials Inc	251,900	4,272,224
Danaher Corp	158,200	8,515,906
Illinois Tool Works Inc	132,400	10,900,492

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	91,400	$3,494,222
KLA-Tencor Corp	78,900	3,847,164
Lexmark International Inc ‘A’ *	107,100	6,538,455
Polycom Inc * †	241,600	3,906,672
The Boeing Co	99,300	6,747,435
Thermo Electron Corp *	75,200	2,323,680
United Technologies Corp	134,800	6,988,032

		69,245,242

Technology - 12.26%
Accenture Ltd ‘A’ * (Bermuda)	204,900	5,216,754
Adobe Systems Inc	369,700	11,035,545
Affiliated Computer Services Inc ‘A’ *	196,100	10,707,060
Altera Corp *	226,300	4,324,593
Cadence Design Systems Inc *	113,100	1,827,696
Cisco Systems Inc *	746,300	13,381,159
Flextronics International Ltd * † (Singapore)	950,200	12,210,070
Freescale Semiconductor Inc ‘A’ * †	190,100	4,450,241
General Dynamics Corp	22,800	2,725,740
Hewlett-Packard Co	169,200	4,940,640
International Rectifier Corp *	78,400	3,534,272
Jabil Circuit Inc *	199,400	6,165,448
JDS Uniphase Corp *	1,292,100	2,868,462
Microsoft Corp	854,100	21,975,993
QUALCOMM Inc	83,600	3,741,100
SAP AG ADR † (Germany)	332,000	14,385,560
Seagate Technology * (Cayman)	274,800	4,355,580
Silicon Laboratories Inc * †	136,300	4,142,157
Sun Microsystems Inc *	609,100	2,387,672
Symbol Technologies Inc	27	261

		134,376,003

Utilities - 6.37%
Cablevision Systems Corp NY ‘A’ *	125,909	3,861,629
Kinder Morgan Inc †	117,427	11,291,780
Kinder Morgan Management LLC * †	118,113	5,853,680
MDU Resources Group Inc †	68,000	2,424,200
Qwest Communications International Inc * †	1,226,500	5,028,650
Sprint Nextel Corp	1,090,200	25,924,956
The AES Corp *	455,100	7,477,293
Verizon Communications Inc	243,500	7,960,015

		69,822,203

Total Common Stocks (Cost $941,670,442)		1,052,367,162

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.78%
Repurchase Agreement - 3.78%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $41,442,185; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $42,262,701)	$41,432,000	41,432,000

Total Short-Term Investment (Cost $41,432,000)		41,432,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.76% (Cost $983,102,442)		1,093,799,162

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.00%

State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $76,776,373)	76,776,373	$76,776,373

TOTAL INVESTMENTS - 106.76% (Cost $1,059,878,815)		1,170,575,535

OTHER ASSETS & LIABILITIES, NET - (6.76%)		(74,113,510)

NET ASSETS - 100.00%		$1,096,462,025

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.29%
Autos & Transportation - 0.94%
United Parcel Service Inc ‘B’	42,400	$2,931,112

Consumer Discretionary - 21.17%
Amazon.com Inc *	91,800	4,158,540
Avon Products Inc	26,800	723,600
Carnival Corp (Panama)	22,200	1,109,556
Clear Channel Communications Inc	53,000	1,743,170
Cooper Industries Ltd ‘A’ † (Bermuda)	12,900	891,906
Costco Wholesale Corp	31,500	1,357,335
Dollar Tree Stores Inc *	95,000	2,056,750
eBay Inc *	100,800	4,152,960
Expedia Inc *	104,100	2,062,221
Google Inc ‘A’ *	26,500	8,386,190
IAC/InterActiveCorp * †	104,100	2,638,935
Las Vegas Sands Corp * †	104,200	3,429,222
Leggett & Platt Inc	31,200	630,240
Lowe’s Cos Inc	98,600	6,349,840
Monster Worldwide Inc *	110,200	3,384,242
Omnicom Group Inc	38,700	3,236,481
Starwood Hotels & Resorts Worldwide Inc	13,100	748,927
Target Corp	60,300	3,131,379
The Walt Disney Co	77,000	1,858,010
Time Warner Inc	224,410	4,064,065
VeriSign Inc *	155,100	3,314,487
Williams-Sonoma Inc *	92,900	3,562,715
Yahoo! Inc *	90,100	3,048,984

		66,039,755

Consumer Staples - 2.67%
PepsiCo Inc	101,000	5,727,710
Sysco Corp	61,500	1,929,255
The Procter & Gamble Co	11,400	677,844

		8,334,809

Energy - 0.99%
Weatherford International Ltd * † (Bermuda)	45,000	3,089,700

Financial Services - 10.55%
American International Group Inc	69,300	4,293,828
AmeriCredit Corp *	32,100	766,227
Automatic Data Processing Inc	69,200	2,978,368
Capital One Financial Corp	7,400	588,448
CheckFree Corp *	57,800	2,185,996
Fannie Mae	105,800	4,741,956
Freddie Mac	83,500	4,714,410
JPMorgan Chase & Co	30,900	1,048,437
SLM Corp	72,800	3,904,992
State Street Corp	12,700	621,284
Washington Mutual Inc	68,000	2,666,960
Wells Fargo & Co	75,100	4,398,607

		32,909,513

Health Care - 17.52%
Allergan Inc	27,600	2,528,712
AmerisourceBergen Corp	19,000	1,468,700
Amylin Pharmaceuticals Inc * †	97,900	3,405,941
AstraZeneca PLC ADR (United Kingdom)	211,300	9,952,230
DaVita Inc *	54,600	2,515,422
Eli Lilly & Co	31,000	1,659,120
Forest Laboratories Inc *	156,200	6,087,114
Genentech Inc *	14,100	1,187,361
Guidant Corp	45,500	3,134,495
ImClone Systems Inc * †	49,900	1,569,355

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
IVAX Corp *	51,700	$1,362,812
Lincare Holdings Inc *	11,100	455,655
McKesson Corp	41,900	1,988,155
Medco Health Solutions Inc *	25,300	1,387,199
Millennium Pharmaceuticals Inc * †	497,000	4,637,010
Pfizer Inc	33,300	831,501
Protein Design Labs Inc * †	67,500	1,890,000
Sepracor Inc * †	62,800	3,704,572
Teva Pharmaceutical Industries Ltd ADR † (Israel)	99,100	3,311,922
WellPoint Inc *	21,000	1,592,220

		54,669,496

Integrated Oils - 0.99%
Schlumberger Ltd (Netherlands)	36,800	3,105,184

Materials & Processing - 0.56%
American Standard Cos Inc	37,400	1,740,970

Multi-Industry - 2.69%
General Electric Co	207,400	6,983,158
Tyco International Ltd (Bermuda)	51,000	1,420,350

		8,403,508

Producer Durables - 10.18%
Agilent Technologies Inc *	147,200	4,820,800
American Tower Corp ‘A’ *	64,800	1,616,760
Applied Materials Inc	531,180	9,008,813
Cymer Inc * †	60,600	1,897,992
Danaher Corp	72,900	3,924,207
Illinois Tool Works Inc	32,300	2,659,259
KLA-Tencor Corp	81,200	3,959,312
Lexmark International Inc ‘A’ *	9,800	598,290
Teradyne Inc * †	78,400	1,293,600
United Technologies Corp	37,900	1,964,736

		31,743,769

Technology - 26.10%
Accenture Ltd ‘A’ * (Bermuda)	141,100	3,592,406
Adobe Systems Inc	79,100	2,361,135
Affiliated Computer Services Inc ‘A’ *	113,800	6,213,480
Altera Corp *	303,300	5,796,063
Applied Micro Circuits Corp *	311,100	933,300
Brocade Communications Systems Inc * †	326,800	1,333,344
Cisco Systems Inc *	387,730	6,951,999
Corning Inc *	179,300	3,465,869
Flextronics International Ltd * † (Singapore)	248,900	3,198,365
Intel Corp	93,100	2,294,915
International Rectifier Corp *	37,200	1,676,976
Jabil Circuit Inc *	174,300	5,389,356
JDS Uniphase Corp *	652,400	1,448,328
Juniper Networks Inc *	138,300	3,290,157
Linear Technology Corp	104,700	3,935,673
Maxim Integrated Products Inc	74,600	3,181,690
Microsoft Corp	131,900	3,393,787
PMC-Sierra Inc * †	244,600	2,154,926
QUALCOMM Inc	167,400	7,491,150
SAP AG ADR (Germany)	142,100	6,157,193
Silicon Laboratories Inc *	63,000	1,914,570
Xilinx Inc	188,100	5,238,585

		81,413,267

Utilities - 2.93%
Cablevision Systems Corp NY ‘A’ *	51,800	1,588,706
Kinder Morgan Inc	7,300	701,968

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Sprint Nextel Corp	183,700	$4,368,386
The AES Corp *	150,400	2,471,072

		9,130,132

Total Common Stocks (Cost $287,512,555)		303,511,215

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.07%
Repurchase Agreement - 1.07%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $3,343,822; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $3,414,345)	$3,343,000	3,343,000

Total Short-Term Investment (Cost $3,343,000)		3,343,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 98.36% (Cost $290,855,555)		306,854,215

	Shares
SECURITIES LENDING COLLATERAL - 9.23%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $28,778,947)	28,778,947	28,778,947

TOTAL INVESTMENTS - 107.59% (Cost $319,634,502)		335,633,162

OTHER ASSETS & LIABILITIES, NET - (7.59%)		(23,674,718)

NET ASSETS - 100.00%		$311,958,444

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.41%
Consumer Discretionary - 15.22%
eBay Inc *	28,160	$1,160,192
Electronic Arts Inc *	8,630	490,961
Google Inc ‘A’ *	11,810	3,737,393
IAC/InterActiveCorp *	39,000	988,650
Kenexa Corp *	29,700	371,844
Netflix Inc * †	21,950	570,480
Sify Ltd ADR * (India)	89,000	487,720
Sportingbet PLC * (United Kingdom)	70	389
VeriSign Inc *	29,210	624,218
VistaPrint Ltd * # (Bermuda)	99,695	1,520,349
XM Satellite Radio Holdings Inc ‘A’ *	50,540	1,814,891
Yahoo! Inc *	99,300	3,360,312

		15,127,399

Consumer Staples - 0.24%
Provide Commerce Inc * †	10,020	243,185

Financial Services - 3.11%
Alliance Data Systems Corp *	10,900	426,735
DST Systems Inc *	13,910	762,685
Euronet Worldwide Inc * †	13,400	396,506
Global Payments Inc	12,440	966,837
Huron Consulting Group Inc * †	20,031	537,231

		3,089,994

Health Care - 3.21%
Gen-Probe Inc *	13,200	652,740
Kensey Nash Corp * †	15,400	472,164
NitroMed Inc * †	14,800	266,400
Panacos Pharmaceuticals Inc *	93,600	911,664
Rigel Pharmaceuticals Inc * †	14,260	338,960
Salix Pharmaceuticals Ltd * †	25,620	544,425

		3,186,353

Integrated Oils - 1.04%
GMX Resources Inc *	39,300	1,032,411

Materials & Processing - 2.14%
Ceradyne Inc *	13,800	506,184
HouseValues Inc * †	113,571	1,624,065

		2,130,249

Producer Durables - 5.88%
American Tower Corp ‘A’ *	74,211	1,851,564
Crown Castle International Corp *	74,300	1,830,009
FEI Co * †	43,700	841,225
SBA Communications Corp ‘A’ * †	85,310	1,318,040

		5,840,838

Technology - 56.68%
Amdocs Ltd * (United Kingdom)	29,970	831,068
Apple Computer Inc *	35,710	1,914,413
Atheros Communications Inc *	25,000	244,000
Audible Inc * †	40,400	496,516
Bookham Inc * †	60,163	293,595
Broadcom Corp ‘A’ *	82,200	3,856,002
Business Objects SA ADR * † (France)	17,550	610,038
Check Point Software Technologies Ltd * (Israel)	40,940	995,661
Citrix Systems Inc *	31,610	794,675
Cognizant Technology Solutions Corp ‘A’ *	37,830	1,762,500
Cognos Inc * (Canada)	19,200	747,456
Computer Associates International Inc	20	556

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Comverse Technology Inc *	41,170	$1,081,536
Conexant Systems Inc *	286,714	513,218
Corning Inc *	59,200	1,144,336
Cypress Semiconductor Corp * †	45,000	677,250
Electronics for Imaging Inc *	64,203	1,472,817
Embarcadero Technologies Inc * †	45,000	303,300
EMC Corp *	38,300	495,602
F5 Networks Inc *	10,800	469,476
FormFactor Inc * †	56,819	1,296,610
Freescale Semiconductor Inc ‘A’ *	50,000	1,170,500
Harris Corp	16,710	698,478
Hittite Microwave Corp *	66,369	1,343,972
Infosys Technologies Ltd ADR † (India)	9,360	695,261
Intersil Corp ‘A’	42,100	916,938
Macromedia Inc *	17,390	707,251
Marvell Technology Group Ltd * (Bermuda)	67,170	3,097,209
McAfee Inc *	13,990	439,566
MEMC Electronic Materials Inc *	102,926	2,345,684
Mentor Graphics Corp *	54,400	467,840
Mercury Interactive Corp *	17,050	675,180
Micros Systems Inc *	7,409	324,144
Microsemi Corp * †	22,670	578,992
M-Systems Flash Disk Pioneers Ltd * (Israel)	22,200	664,224
NAVTEQ Corp *	18,740	936,063
NetLogic Microsystems Inc * †	17,000	367,030
Nokia OYJ ADR (Finland)	101,800	1,721,438
NVIDIA Corp *	30,300	1,038,684
Oracle Corp *	74,740	926,029
Parametric Technology Corp *	67,150	468,035
QUALCOMM Inc	21,100	944,225
Rackable Systems Inc *	10,158	133,679
SafeNet Inc *	6,800	246,908
Samsung Electronics Co Ltd GDR ~ (South Korea)	5,180	1,462,237
SanDisk Corp *	45,190	2,180,417
SAP AG ADR (Germany)	23,440	1,015,655
Seagate Technology * (Cayman)	62,800	995,380
Silicon Laboratories Inc * †	28,900	878,271
SiRF Technology Holdings Inc * †	133,015	4,007,742
Symantec Corp *	52,104	1,180,677
Synopsys Inc *	33,200	627,480
TIBCO Software Inc *	60,830	508,539
Trident Microsystems Inc * †	34,190	1,087,584
Trimble Navigation Ltd *	7,978	268,779
Wind River Systems Inc *	85,900	1,110,687
ZiLOG Inc * †	39,038	103,451

		56,334,854

Utilities - 11.89%
Consolidated Communications Holdings Inc * †	58,200	791,520
Dobson Communications Corp ‘A’ * †	290,910	2,234,189
iPCS Inc *	20,600	856,960
Leap Wireless International Inc *	33,200	1,168,640
Millicom International Cellular SA * (Luxembourg)	83,080	1,530,334
Mobile TeleSystems OJSC ADR † (Russia)	25,830	1,050,764
NII Holdings Inc * †	17,200	1,452,540
P.T. Telekomunikasi Indonesia Tbk ADR † (Indonesia)	15,200	316,312
Rural Cellular Corp ‘A’ * †	82,200	999,552
Telemig Celular Participacoes SA ADR † (Brazil)	9,600	324,480
VimpelCom ADR * † (Russia)	24,650	1,095,446

		11,820,737

Total Common Stocks (Cost $85,282,924)		98,806,020

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.69%
Repurchase Agreement - 0.69%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $682,168; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $697,932)	$682,000	$682,000

Total Short-Term Investment (Cost $682,000)		682,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.10% (Cost $85,964,924)		99,488,020

	Shares
SECURITIES LENDING COLLATERAL - 20.70%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $20,578,227)	20,578,227	20,578,227

TOTAL INVESTMENTS - 120.80% (Cost $106,543,151)		120,066,247

OTHER ASSETS & LIABILITIES, NET - (20.80%)		(20,677,390)

NET ASSETS - 100.00%		$99,388,857

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Note to Schedule of Investments

(a) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$-
Call Options Written	796	87,595
Call Options Expired	(153)	(13,525)
Call Options Repurchased	(643)	(74,070)

Outstanding, September 30, 2005	—	$-

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 46.82%
Collateralized Mortgage Obligations - 20.58%
Bear Stearns Alt-A Trust
4.150% due 04/25/34 “ §	$3,499,119	$3,503,137
4.180% due 01/25/35 “ §	9,810,302	9,810,276
Countrywide Alternative Loan Trust
4.140% due 11/20/35 “ §	10,000,000	10,000,000
4.160% due 11/20/35 “ §	10,000,000	10,000,000
4.170% due 11/20/35 “ §	18,000,000	18,000,000
Countrywide Home Loan Mortgage Pass-Through Trust
3.933% due 08/25/33 “ §	359,297	361,368
CS First Boston Mortgage Securities Corp
4.310% due 01/25/33 “ §	2,620,987	2,627,654
CS First Boston Mortgage Securities Corp (IO)
1.886% due 11/15/36 ~ “ §	23,870,507	1,168,810
1.997% due 05/15/38 ~ “ §	20,985,698	1,260,594
5.500% due 04/25/33 - 06/25/33 “ ±	817,829	37,149
5.750% due 05/25/33 “	435,653	14,621
Downey Savings & Loan Association Mortgage Loan Trust
4.131% due 10/19/45 “ §	11,000,000	11,000,000
Fannie Mae
4.780% due 10/25/31 “ §	8,932,345	9,093,975
5.000% due 01/25/25 “	14,181,000	14,282,869
6.500% due 08/25/08 “	3,555,000	3,641,240
8.000% due 10/25/19 “	250,985	251,642
Fannie Mae Grantor Trust
3.651% due 11/28/35 “ §	21,960,382	21,953,371
Freddie Mac
5.000% due 09/15/12 - 10/15/14 “ ±	4,769,785	4,770,044
6.000% due 12/15/08 - 07/15/15 “ ±	1,832,442	1,841,059
6.500% due 09/15/09 - 10/15/09 “ ±	4,487,470	4,522,292
7.000% due 09/15/30 “	5,990,659	6,203,766
8.500% due 12/15/15 “	685,736	692,167
Harborview Mortgage Loan Trust
4.099% due 11/19/35 “ §	3,996,314	3,996,314
4.136% due 06/20/35 “ §	6,600,844	6,600,844
Impac CMB Trust
4.080% due 09/25/35 “ §	9,906,234	9,906,234
4.200% due 11/25/34 “ §	10,883,124	10,905,314
4.220% due 10/25/34 “ §	6,262,186	6,276,062
Impac Secured Assets Corp
4.230% due 11/25/34 “ §	6,494,277	6,512,383
MASTR Adjustable Rate Mortgages Trust
4.210% due 11/25/34 “ §	2,270,081	2,277,310
4.937% due 09/25/34 “ §	3,632,908	3,657,884
Merrill Lynch Mortgage Investors Inc
4.290% due 07/25/33 “ §	4,250,467	4,261,517
Prudential Commercial Mortgage Trust (IO)
1.699% due 02/11/36 ~ “ §	40,327,230	2,304,657
Sequoia Mortgage Trust
3.658% due 11/20/34 “ §	6,393,605	6,393,157
Structured Adjustable Rate Mortgage Loan Trust
4.170% due 08/25/35 “ §	3,695,054	3,695,045
4.472% due 05/25/34 “ §	6,271,242	6,286,100
4.655% due 02/25/34 “ §	795,684	799,678
4.739% due 06/25/34 “ §	10,162,244	10,008,185
5.002% due 03/25/34 “ §	2,056,637	2,054,626
5.142% due 02/25/35 “ §	3,323,449	3,314,252
Structured Asset Securities Corp
4.700% due 11/25/33 “ §	3,481,623	3,475,803
5.000% due 07/25/33 “ §	1,549,319	1,518,273

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Washington Mutual Inc
4.120% due 07/25/45 “ §	$21,419,268	$21,391,155
4.150% due 08/25/45 “ §	11,894,768	11,900,808
4.846% due 10/25/45 ~ # “ §	20,000,000	20,000,000
Washington Mutual Inc (IO)
0.492% due 02/25/34 “ §	10,955,440	84,967
1.181% due 01/25/08 “ §	4,440,654	87,906
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 “	5,237,658	5,362,671
Wells Fargo Mortgage-Backed Securities Trust
4.980% due 10/25/35 “ §	14,000,000	14,049,546

		302,156,725

Fannie Mae - 16.74%
3.465% due 04/01/34 “ §	15,887,656	15,816,198
3.474% due 08/01/33 “ §	17,207,314	16,894,083
3.715% due 05/01/33 “ §	1,263,359	1,263,964
3.967% due 12/01/33 “ §	18,000,000	17,848,125
4.000% due 11/01/13 “	14,278,800	13,927,359
4.241% due 05/01/33 “ §	9,150,408	9,083,039
4.261% due 12/01/34 “ §	4,458,132	4,398,955
4.282% due 03/01/35 “ §	5,222,225	5,143,819
4.353% due 01/01/33 “ §	3,205,600	3,196,109
4.518% due 04/01/35 “ §	7,918,022	7,911,083
4.588% due 07/01/35 “ §	15,286,666	15,182,035
4.592% due 04/01/35 “ §	4,535,642	4,498,555
4.606% due 02/01/33 “ §	6,737,061	6,735,171
4.633% due 07/01/35 “ §	13,530,547	13,502,557
4.646% due 01/01/35 “ §	8,633,356	8,581,855
4.725% due 04/01/33 “ §	2,950,379	2,934,936
4.748% due 08/01/35 # “ §	14,846,979	14,784,574
4.802% due 10/01/34 “ §	14,593,292	14,594,963
4.861% due 06/01/33 “ §	5,702,847	5,696,275
5.120% due 06/01/35 # “ §	8,932,981	8,941,337
5.500% due 03/01/18 - 12/01/18 “ ±	23,608,026	23,973,906
6.000% due 01/01/18 “	16,320,094	16,795,267
6.500% due 05/01/33 “	8,443,875	8,693,613
7.000% due 05/01/33 - 06/01/33 “ ±	5,110,165	5,349,524

		245,747,302

Freddie Mac - 7.66%
4.125% due 04/01/35 “ §	13,898,615	13,642,232
4.336% due 03/01/35 “ §	4,612,405	4,552,333
4.431% due 02/01/35 “ §	6,772,683	6,655,284
4.457% due 06/01/35 “ §	30,000,000	29,729,790
4.583% due 08/01/35 “ §	13,000,000	12,900,160
4.910% due 09/01/35 # “ §	15,000,000	14,934,961
5.500% due 02/01/12 - 04/01/18 “ ±	10,977,650	11,159,213
6.000% due 04/01/33 “	16,130,424	16,418,639
6.500% due 12/01/32 “	2,494,606	2,570,308

		112,562,920

Government National Mortgage Association - 1.84%
4.250% due 07/20/34 “ §	16,952,664	16,890,517
4.500% due 09/20/34 “ §	10,154,189	10,154,834

		27,045,351

Total Mortgage-Backed Securities (Cost $692,466,064)		687,512,298

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 8.75%
AmeriCredit Automobile Receivables Trust
2.110% due 08/06/07 “	$440,148	$440,296
2.140% due 12/06/07 “	3,736,670	3,729,769
4.460% due 04/12/09 “	10,536,957	10,533,472
4.470% due 05/06/10 “	15,500,000	15,495,482
5.010% due 07/14/08 “	1,764,485	1,769,066
5.370% due 06/12/08 “	1,954,179	1,955,868
Capital One Auto Finance Trust
1.830% due 10/15/07 “	1,264,686	1,261,394
Countrywide Home Equity Loan Trust
3.988% due 12/15/29 “ §	5,819,611	5,838,835
3.988% due 04/15/30 “ §	5,089,026	5,095,320
4.008% due 05/15/28 “ §	4,205,754	4,211,232
4.008% due 02/15/30 “ §	14,414,425	14,437,801
4.028% due 10/15/28 “ §	3,971,154	3,977,767
4.028% due 06/15/29 “ §	3,068,908	3,071,250
4.118% due 03/15/29 “ §	6,901,935	6,924,791
CPS Auto Trust
2.688% due 04/15/10 ~ “	9,912,478	9,734,360
First Auto Receivables Group Trust
1.965% due 12/15/07 ~ “	1,623,610	1,620,316
Household Automotive Trust
5.390% due 08/17/08 “	2,074,582	2,077,220
Household Home Equity Loan Trust
4.146% due 09/20/33 “ §	5,737,887	5,758,820
Lehman XS Trust
4.100% due 11/25/35 ~ # “ §	12,000,000	12,000,000
Merrill Lynch Mortgage Investors Inc
4.180% due 07/25/35 “ §	11,000,000	11,028,267
Residential Asset Mortgage Products Inc
4.080% due 02/25/34 “ §	3,770,928	3,778,000
Residential Asset Securities Corp (IO)
3.500% due 11/25/05 “	1,757,241	4,741
Triad Auto Receivables Owner Trust
2.480% due 03/12/08 “	3,753,406	3,734,706

Total Asset-Backed Securities (Cost $128,957,947)		128,478,773

U.S. GOVERNMENT AGENCY ISSUES - 38.14%
Fannie Mae
2.100% due 04/19/06	11,000,000	10,874,457
2.150% due 04/13/06	21,000,000	20,765,766
2.300% due 04/28/06	35,000,000	34,620,635
2.500% due 07/16/07	15,580,000	15,083,871
2.530% due 04/07/06	20,000,000	19,829,100
2.550% due 10/27/06 §	14,854,000	14,735,851
2.550% due 04/13/07	8,400,000	8,176,879
3.010% due 06/02/06	12,000,000	11,894,220
3.050% due 10/13/06	29,000,000	28,625,900
3.150% due 03/08/07 §	23,650,000	23,256,015
3.250% due 06/28/06	30,974,000	30,738,783
3.250% due 07/12/06	16,000,000	15,873,520
3.550% due 01/12/07	25,000,000	24,748,650
4.000% due 07/25/08	10,000,000	9,837,000
Federal Farm Credit Bank
3.650% due 12/03/07	8,000,000	7,880,920
Federal Home Loan Bank
2.010% due 03/17/06	7,000,000	6,934,802
2.250% due 07/28/06	10,000,000	9,834,500
2.300% due 08/30/06 §	13,600,000	13,357,267
2.720% due 10/26/06	5,500,000	5,407,732
2.750% due 05/15/06	10,000,000	9,909,140
2.875% due 05/22/06	15,000,000	14,870,640
2.970% due 09/17/07 §	10,000,000	9,741,190

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
3.000% due 10/19/06	$4,000,000	$3,945,532
3.015% due 05/23/06	11,000,000	10,914,739
3.050% due 11/24/06	4,500,000	4,435,002
3.303% due 09/07/07 §	22,000,000	21,685,536
3.500% due 05/15/07	9,615,000	9,483,255
3.790% due 11/28/08	5,000,000	4,867,030
3.800% due 12/22/06	9,680,000	9,602,889
4.000% due 07/13/07	10,000,000	9,921,210
4.875% due 02/15/07	31,000,000	31,199,795
5.375% due 02/15/07	5,000,000	5,064,355
Freddie Mac
2.150% due 02/10/06	15,000,000	14,905,665
2.270% due 04/28/06	17,000,000	16,812,898
2.500% due 12/30/05	25,000,000	24,912,000
2.550% due 04/19/07	14,000,000	13,631,128
3.000% due 04/25/07	10,000,000	9,800,980
3.800% due 12/27/06	7,000,000	6,954,710
6.750% due 05/30/06	7,800,000	7,923,973
7.100% due 04/10/07	6,705,000	6,974,856

Total U.S. Government Agency Issues (Cost $563,806,929)		560,032,391

U.S. TREASURY OBLIGATIONS - 4.06%
U.S. Treasury Notes - 3.60%
3.750% due 05/15/08 †	32,600,000	32,261,286
4.750% due 05/15/14 †	20,000,000	20,610,940

		52,872,226

U.S. Treasury Strips - 0.46%
0.000% due 11/15/22 †	15,000,000	6,772,530

Total U.S. Treasury Obligations (Cost $60,393,421)		59,644,756

SHORT-TERM INVESTMENTS - 6.21%
Repurchase Agreements - 6.21%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $2,442,600; collateralized by U.S. Treasury Notes: 3.875% due 09/15/10 and market value $2,491,650)	2,442,000	2,442,000
UBS AG 3.300% due 10/03/05 (Dated 09/30/05, repurchase price of $88,824,420; collateralized by U.S. Treasury Notes: 2.625% due 05/15/08 and market value $90,582,083)	88,800,000	88,800,000

		91,242,000

Total Short-Term Investments (Cost $91,242,000)		91,242,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 103.98% (Cost $1,536,866,361)		1,526,910,218

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.04%

State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $59,267,345)	59,267,345	$59,267,345

TOTAL INVESTMENTS - 108.02% (Cost $1,596,133,706)		1,586,177,563

OTHER ASSETS & LIABILITIES, NET - (8.02%)		(117,750,905)

NET ASSETS - 100.00%		$1,468,426,658

Note to Schedule of Investments

(a) The amount of $2,900,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (03/06)	122	$122,000,000	($118,365)
Eurodollar (06/06)	105	105,000,000	(107,607)
Eurodollar (06/07)	75	75,000,000	(50,629)
U.S. Treasury 2-Year Notes (12/05)	2,439	487,800,000	(2,375,944)
Short Futures Outstanding

Eurodollar (12/05)	6	6,000,000	4,029
Eurodollar (12/06)	75	75,000,000	114,120
Eurodollar (03/07)	25	25,000,000	35,228
10-Year Interest Rate Swap (12/05)	298	29,800,000	372,622
U.S. Treasury 5-Year Notes (12/05)	349	34,900,000	273,617
U.S. Treasury 10-Year Notes (12/05)	174	17,400,000	173,513
U.S. Treasury 30-Year Bonds (12/05)	129	12,900,000	163,115

			($1,516,301)

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO (Formerly I-Net Tollkeeper PortfolioSM)
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.92%
Consumer Discretionary - 40.06%
Carnival Corp (Panama)	19,520	$975,610
Cendant Corp	104,590	2,158,738
Clear Channel Communications Inc †	25,694	845,076
Electronic Arts Inc *	13,090	744,690
Google Inc ‘A’ *	2,430	768,998
Harrah’s Entertainment Inc	28,190	1,837,706
Lowe’s Cos Inc	20,270	1,305,388
Starwood Hotels & Resorts Worldwide Inc	8,420	481,371
The McGraw-Hill Cos Inc	53,770	2,583,111
Time Warner Inc	54,630	989,349
Univision Communications Inc ‘A’ *	75,520	2,003,545
Viacom Inc ‘B’	75,178	2,481,626
Wal-Mart Stores Inc	27,020	1,184,016
Westwood One Inc	22,830	454,089
Yahoo! Inc *	7,170	242,633

		19,055,946

Consumer Staples - 6.11%
PepsiCo Inc	35,210	1,996,759
Wm. Wrigley Jr. Co	12,630	907,844

		2,904,603

Financial Services - 17.56%
Fannie Mae	9,250	414,585
First Data Corp	64,750	2,590,000
Freddie Mac	52,620	2,970,925
Moody’s Corp	15,620	797,870
The Charles Schwab Corp	109,350	1,577,920

		8,351,300

Health Care - 10.47%
Caremark Rx Inc *	43,010	2,147,489
Medco Health Solutions Inc *	17,410	954,590
Medtronic Inc	13,910	745,854
Stryker Corp	22,920	1,132,936

		4,980,869

Integrated Oils - 5.64%
Schlumberger Ltd (Netherlands)	25,870	2,182,910
Suncor Energy Inc (Canada)	8,260	499,978

		2,682,888

Producer Durables - 3.59%
American Tower Corp ‘A’ *	32,540	811,873
Crown Castle International Corp *	36,450	897,764

		1,709,637

Technology - 18.49%
Cisco Systems Inc *	64,430	1,155,230
Dell Inc *	35,710	1,221,282
Linear Technology Corp	24,120	906,671
Microsoft Corp	97,360	2,505,073
QUALCOMM Inc	67,120	3,003,620

		8,791,876

Total Common Stocks (Cost $47,430,713)		48,477,119

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.92% (Cost $47,430,713)		48,477,119

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO (Formerly I-Net Tollkeeper PortfolioSM)
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.78%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $847,902)	847,902	$847,902

TOTAL INVESTMENTS - 103.70% (Cost $48,278,615)		49,325,021

OTHER ASSETS & LIABILITIES, NET - (3.70%)		(1,759,969)

NET ASSETS - 100.00%		$47,565,052

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.35%
Financial Services - 0.35%
Fannie Mae	97,150	$5,349,322

Total Preferred Stocks (Cost $4,857,500)		5,349,322

COMMON STOCKS - 97.88%
Autos & Transportation - 8.01%
Bayerische Motoren Werke AG (Germany)	334,652	15,681,848
C.H. Robinson Worldwide Inc	304,805	19,544,097
Canadian National Railway Co (Canada)	581,462	41,278,023
FedEx Corp	264,810	23,072,895
Harley-Davidson Inc	185,930	9,006,449
Union Pacific Corp	196,140	14,063,238

		122,646,550

Consumer Discretionary - 23.52%
Amazon.com Inc *	113,105	5,123,656
Best Buy Co Inc	318,387	13,859,386
eBay Inc *	203,955	8,402,946
Electronic Arts Inc *	394,315	22,432,580
Google Inc ‘A’ *	35,455	11,220,089
Harman International Industries Inc	133,370	13,639,750
Lamar Advertising Co ‘A’ *	180,070	8,167,975
Liberty Global Inc ‘A’ *	407,366	11,031,471
Liberty Global Inc ‘C’ * †	407,366	10,489,674
Liberty Media Corp ‘A’ *	3,242,912	26,105,442
Lions Gate Entertainment Corp * † (Canada)	501,875	4,787,888
Lowe’s Cos Inc	248,600	16,009,840
LVMH Moet Hennessy Louis Vuitton SA † (France)	301,994	24,898,490
Marvel Entertainment Inc * †	439,337	7,850,952
Nike Inc ‘B’	294,265	24,035,565
PETsMART Inc	220,145	4,794,758
R.R. Donnelley & Sons Co	204,180	7,568,953
Staples Inc	1,022,915	21,808,548
Starwood Hotels & Resorts Worldwide Inc	565,640	32,337,639
The Walt Disney Co	385,005	9,290,171
Time Warner Inc	1,249,338	22,625,511
Univision Communications Inc ‘A’ *	266,755	7,077,010
Yahoo! Inc *	1,379,150	46,670,436

		360,228,730

Consumer Staples - 4.55%
Dean Foods Co *	268,285	10,425,555
The Procter & Gamble Co	728,370	43,308,880
Whole Foods Market Inc	118,070	15,874,512

		69,608,947

Energy - 2.80%
Apache Corp	164,940	12,406,787
BJ Services Co	577,620	20,788,544
Reliant Energy Inc * †	632,840	9,771,049

		42,966,380

Financial Services - 10.46%
American International Group Inc	190,590	11,808,956
Automatic Data Processing Inc	251,865	10,840,270
Berkshire Hathaway Inc ‘B’ *	16,282	44,466,142
Chicago Mercantile Exchange Holdings Inc	10,155	3,425,281
Citigroup Inc	244,100	11,111,432
Fannie Mae	135,515	6,073,782
JPMorgan Chase & Co	1,311,513	44,499,636

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
NewAlliance Bancshares Inc †	689,854	$10,099,463
The Goldman Sachs Group Inc	147,460	17,928,187

		160,253,149

Health Care - 16.72%
Aetna Inc	175,170	15,089,144
Caremark Rx Inc *	652,560	32,582,321
Celgene Corp * †	325,760	17,695,283
Coventry Health Care Inc *	254,740	21,912,735
Eli Lilly & Co	366,785	19,630,333
LifePoint Hospitals Inc * †	232,024	10,146,409
Manor Care Inc †	232,085	8,914,385
Neurocrine Biosciences Inc * †	106,800	5,253,492
Roche Holding AG (Switzerland)	380,942	52,909,020
Sanofi-Aventis † (France)	212,183	17,532,097
UnitedHealth Group Inc	966,370	54,309,994

		255,975,213

Integrated Oils - 4.02%
Amerada Hess Corp	70,270	9,662,125
BP PLC ADR (United Kingdom)	444,105	31,464,839
EnCana Corp (NYSE) (Canada)	189,690	11,060,824
GlobalSantaFe Corp (Cayman)	205,195	9,360,996

		61,548,784

Materials & Processing - 2.71%
Delta & Pine Land Co †	207,465	5,479,151
Givaudan SA † (Switzerland)	21,750	13,928,199
POSCO (South Korea)	53,465	11,989,276
Syngenta AG * (Switzerland)	73,793	7,723,882
Syngenta AG ADR * (Switzerland)	111,435	2,340,135

		41,460,643

Multi-Industry - 4.97%
General Electric Co	1,444,395	48,632,780
Smiths Group PLC (United Kingdom)	1,131,859	19,145,139
Tyco International Ltd (Bermuda)	300,725	8,375,191

		76,153,110

Producer Durables - 1.54%
Lockheed Martin Corp	286,620	17,495,285
Pentair Inc	168,595	6,153,718

		23,649,003

Technology - 16.85%
Adobe Systems Inc	311,190	9,289,022
Check Point Software Technologies Ltd * (Israel)	316,340	7,693,389
Cisco Systems Inc *	1,660,915	29,780,206
Corning Inc *	848,085	16,393,483
Dell Inc *	651,875	22,294,125
Hewlett-Packard Co	631,570	18,441,844
Maxim Integrated Products Inc	723,025	30,837,016
Microsoft Corp	1,615,865	41,576,206
Motorola Inc	648,195	14,318,628
Samsung Electronics Co Ltd (South Korea)	42,550	23,976,425
Texas Instruments Inc	1,281,735	43,450,816

		258,051,160

Utilities - 1.73%
Comcast Corp Special ‘A’ *	527,950	15,194,401
Nextel Partners Inc ‘A’ * †	448,325	11,252,958

		26,447,359

Total Common Stocks (Cost $1,185,981,958)		1,498,989,028

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.84%
Commercial Paper - 1.83%
UBS Finance LLC DE
3.860% due 10/03/05	$28,100,000	$28,093,974

Repurchase Agreement - 0.01%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $79,019; collateralized by U.S. Treasury Notes: 4.125% due 08/15/08 and market value $85,319)	79,000	79,000

Total Short-Term Investments (Cost $28,172,974)		28,172,974

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.07% (Cost $1,219,012,432)		1,532,511,324

	Shares
SECURITIES LENDING COLLATERAL - 6.41%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $98,174,907)	98,174,907	98,174,907

TOTAL INVESTMENTS - 106.48% (Cost $1,317,187,339)		1,630,686,231

OTHER ASSETS & LIABILITIES, NET - (6.48%)		(99,287,893)

NET ASSETS - 100.00%		$1,531,398,338

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of September 30, 2005 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CHF	16,635,000	01/06	$142,017
Sell	CHF	16,300,000	02/06	380,365
Sell	EUR	1,600,000	12/05	7,229
Sell	EUR	6,000,000	01/06	76,156
Sell	EUR	7,300,000	02/06	259,806
Buy	KRW	2,650,000,000	11/05	19,010
Buy	KRW	5,750,000,000	11/05	(55,068)
Sell	KRW	19,500,000,000	11/05	665,689

				$1,495,204

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.42%
Autos & Transportation - 1.02%
America Latina Logistica SA (Brazil)	31,500	$1,250,000
Materials & Processing - 6.40%
Caemi Mineracao e Metalurgica SA (Brazil)	2,174,460	3,432,024
Cia Siderurgica de Tubarao (Brazil)	62,299,970	4,469,831

		7,901,855

Total Preferred Stocks (Cost $5,450,918)		9,151,855

COMMON STOCKS - 90.75%
Autos & Transportation - 4.00%
Alexander & Baldwin Inc	46,295	2,464,746
FedEx Corp	28,345	2,469,700

		4,934,446

Consumer Discretionary - 18.20%
Alberto-Culver Co	38,335	1,715,491
CoStar Group Inc * †	65,114	3,042,126
Expedia Inc * †	102,550	2,031,515
Focus Media Holding Ltd ADR * † (Cayman)	113,970	3,047,558
IAC/InterActiveCorp * †	102,549	2,599,617
Liberty Global Inc ‘A’ *	40,780	1,104,322
Liberty Global Inc ‘C’ *	40,780	1,050,085
LVMH Moet Hennessy Louis Vuitton SA (France)	30,310	2,498,968
Submarino SA * (Brazil)	1,700	22,106
Tempur-Pedic International Inc * †	245,105	2,902,043
Yahoo! Inc *	72,690	2,459,830

		22,473,661

Consumer Staples - 2.76%
Davide Campari-Milano SPA (Italy)	455,082	3,412,910

Energy - 3.81%
EOG Resources Inc	62,800	4,703,720

Financial Services - 20.71%
Assurant Inc †	87,815	3,342,239
Berkshire Hathaway Inc ‘B’ *	816	2,228,496
CapitalSource Inc * †	260,055	5,669,199
Chicago Mercantile Exchange Holdings Inc †	12,760	4,303,948
Fannie Mae	14,935	669,387
MarketAxess Holdings Inc * †	163,590	2,224,824
National Financial Partners Corp †	118,145	5,333,065
Universal American Financial Corp * †	78,975	1,795,891

		25,567,049

Health Care - 20.86%
Celgene Corp * †	100,315	5,449,111
Dade Behring Holdings Inc	233,220	8,549,845
Intuitive Surgical Inc * †	25,975	1,903,708
PacifiCare Health Systems Inc *	27,390	2,185,174
Roche Holding AG (Switzerland)	26,389	3,665,167
Taro Pharmaceutical Industries Ltd * † (Israel)	65,585	1,687,502
Teva Pharmaceutical Industries Ltd ADR † (Israel)	69,190	2,312,330

		25,752,837

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Integrated Oils - 2.66%
Amerada Hess Corp	23,855	$3,280,062
Materials & Processing - 0.83%
Cia Siderurgica Nacional SA ADR † (Brazil)	43,918	1,019,776
Producer Durables - 2.59%
Desarrolladora Homex SA de CV ADR * † (Mexico)	58,100	1,784,251
KB Home †	19,385	1,418,982

		3,203,233

Technology - 12.59%
ADTRAN Inc	62,250	1,960,875
Cisco Systems Inc *	175,535	3,147,342
MIPS Technologies Inc * †	98,455	672,448
NAVTEQ Corp *	51,540	2,574,423
Research In Motion Ltd * (Canada)	38,165	2,610,486
Texas Instruments Inc	60,645	2,055,865
Trimble Navigation Ltd * †	74,795	2,519,844

		15,541,283

Utilities - 1.74%
Jupiter Telecommunications Co Ltd * (Japan)	2,479	2,142,265

Total Common Stocks (Cost $91,964,440)		112,031,242

	Principal
	Amount
SHORT-TERM INVESTMENTS - 5.84%
Commercial Paper - 4.94%
UBS Finance LLC DE 3.860% due 10/03/05	$6,100,000	6,098,692
U.S. Government Agency Issue - 0.89%
Federal Home Loan Bank 3.180% due 10/03/05	1,100,000	1,099,806
Repurchase Agreement - 0.01%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $15,004; collateralized by U.S. Treasury Notes: 3.875% due 09/15/10 and market value $19,775)	15,000	15,000

Total Short-Term Investments (Cost $7,213,498)		7,213,498

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 104.01% (Cost $104,628,856)		128,396,595

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.78%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $31,830,219)	31,830,219	$31,830,219

TOTAL INVESTMENTS - 129.79% (Cost $136,459,075)		160,226,814

OTHER ASSETS & LIABILITIES, NET - (29.79%)		(36,777,679)

NET ASSETS - 100.00%		$123,449,135

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.31%
Financial Services - 3.28%
CIGNA Corp	40,000	$4,714,400
Health Care - 92.03%
Abbott Laboratories	54,200	2,298,080
Abgenix Inc * †	64,600	819,128
Acusphere Inc * †	97,300	536,123
Alcon Inc (Switzerland)	13,700	1,751,956
American Pharmaceutical Partners Inc * †	53,800	2,456,508
Amgen Inc *	44,600	3,553,282
Andrx Corp * †	117,400	1,811,482
Aspreva Pharmaceuticals Corp * † (Canada)	56,700	808,542
AtheroGenics Inc * †	105,600	1,692,768
Avanir Pharmaceuticals ‘A’ * †	518,199	1,601,235
Axonyx Inc * †	250,000	287,500
Barrier Therapeutics Inc * †	31,900	267,641
BioMarin Pharmaceutical Inc * †	151,600	1,323,468
Cardinal Health Inc	26,300	1,668,472
Caremark Rx Inc *	55,100	2,751,143
Celgene Corp * †	55,000	2,987,600
Cerner Corp * †	37,700	3,277,261
Community Health Systems Inc * †	61,600	2,390,696
Conor Medsystems Inc * †	9,100	213,850
Cortex Pharmaceuticals Inc * †	56,800	134,616
Covance Inc *	21,300	1,022,187
Cypress Bioscience Inc *	67,500	365,175
Dov Pharmaceutical Inc * †	62,900	1,068,042
Eli Lilly & Co	68,100	3,644,712
Encysive Pharmaceuticals Inc * †	123,400	1,453,652
Genentech Inc *	42,000	3,536,820
Gilead Sciences Inc *	89,100	4,344,516
Guidant Corp	61,100	4,209,179
HCA Inc	22,500	1,078,200
Horizon Health Corp * †	22,800	619,476
Human Genome Sciences Inc *	115,600	1,571,004
Humana Inc *	8,500	406,980
Idenix Pharmaceuticals Inc * †	26,400	662,640
ImClone Systems Inc * †	55,400	1,742,330
Impax Laboratories Inc *	148,500	1,801,305
INAMED Corp * †	25,200	1,907,136
Inhibitex Inc *	39,500	402,110
IVAX Corp *	85,300	2,248,508
Keryx Biopharmaceuticals Inc * †	107,900	1,700,504
Ligand Pharmaceuticals Inc ‘B’ * †	251,100	2,545,275
McKesson Corp	88,300	4,189,835
Medco Health Solutions Inc *	56,500	3,097,895
Mentor Corp †	33,200	1,826,332
MGI PHARMA Inc *	113,600	2,648,016
Myogen Inc * †	94,500	2,220,750
NitroMed Inc * †	22,700	408,600
Novartis AG ADR (Switzerland)	71,100	3,626,100
Nuvelo Inc * †	90,600	869,760
Onyx Pharmaceuticals Inc * †	171,300	4,279,074
Pfizer Inc	63,500	1,585,595
Priority Healthcare Corp ‘B’ *	48,700	1,356,782
Progenics Pharmaceuticals Inc * †	98,500	2,335,435
Regeneron Pharmaceuticals Inc * †	164,100	1,557,309
Rigel Pharmaceuticals Inc * †	61,100	1,452,347
Roche Holding AG ADR † (Switzerland)	62,600	4,365,129
Sanofi-Aventis ADR (France)	78,300	3,253,365
Schering-Plough Corp	133,500	2,810,175
Sepracor Inc * †	50,900	3,002,591
Shire Pharmaceuticals Group PLC ADR † (United Kingdom)	69,000	2,552,310
St. Jude Medical Inc *	46,900	2,194,920

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Telik Inc * †	93,300	$1,526,388
Teva Pharmaceutical Industries Ltd ADR † (Israel)	36,200	1,209,804
UnitedHealth Group Inc	23,800	1,337,560
Vertex Pharmaceuticals Inc * †	150,200	3,356,970
WellCare Health Plans Inc *	19,100	707,655
WellPoint Inc *	50,400	3,821,328
Xenoport Inc * †	102,700	1,694,550

		132,247,677

Total Common Stocks (Cost $117,128,034)		136,962,077

EXCHANGE TRADED FUND - 0.93%
iShares NASDAQ Biotechnology Index Fund * †	17,500	1,341,200

Total Exchange Traded Fund (Cost $1,345,410)		1,341,200

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.90%
Commercial Paper - 3.90%
Citigroup Inc 3.841% due 10/03/05	$5,597,000	5,597,000

Total Short-Term Investment (Cost $5,597,000)		5,597,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.14% (Cost $124,070,444)		143,900,277

	Shares
SECURITIES LENDING COLLATERAL - 25.66%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $36,870,143)	36,870,143	36,870,143

TOTAL INVESTMENTS - 125.80% (Cost $160,940,587)		180,770,420

OTHER ASSETS & LIABILITIES, NET - (25.80%)		(37,074,206)

NET ASSETS - 100.00%		$143,696,214

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	41	4,157
Call Options Repurchased	(41)	(4,157)

Outstanding, September 30, 2005	—	$—

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.60%
Autos & Transportation - 8.04%
CNF Inc †	767,200	$40,278,000
Laidlaw International Inc	1,559,500	37,693,115
Lear Corp †	1,294,684	43,980,416
Norfolk Southern Corp	1,434,000	58,163,040
Southwest Airlines Co †	2,009,900	29,847,015

		209,961,586

Consumer Discretionary - 30.91%
ARAMARK Corp ‘B’ †	2,151,300	57,461,223
Belo Corp ‘A’ †	2,139,700	48,913,542
Brinker International Inc * †	813,100	30,540,036
CDW Corp †	711,600	41,927,472
Dex Media Inc	3,175,400	88,244,366
Dollar Tree Stores Inc * †	2,121,300	45,926,145
Expedia Inc * †	1,834,800	36,347,388
Foot Locker Inc	1,697,800	37,249,732
GTECH Holdings Corp †	1,507,200	48,320,832
Liz Claiborne Inc †	1,178,200	46,326,824
MSC Industrial Direct Co Inc ‘A’	333,500	11,062,195
Newell Rubbermaid Inc †	1,833,300	41,524,245
Pier 1 Imports Inc †	2,776,700	31,293,409
Republic Services Inc	815,600	28,782,524
Royal Caribbean Cruises Ltd † (Liberia)	887,300	38,331,360
Sears Holdings Corp * †	195,900	24,373,912
Service Corp International	3,784,000	31,369,360
The Stanley Works †	891,200	41,601,216
Westwood One Inc †	3,898,100	77,533,209

		807,128,990

Consumer Staples - 1.91%
The Pepsi Bottling Group Inc †	1,745,700	49,839,735

Energy - 4.28%
Baker Hughes Inc †	517,000	30,854,560
BJ Services Co †	1,260,800	45,376,192
The Williams Cos Inc	1,416,900	35,493,345

		111,724,097

Financial Services - 20.49%
AmSouth Bancorp †	1,021,000	25,790,460
City National Corp	329,100	23,066,619
DST Systems Inc * †	837,700	45,931,091
Federated Investors Inc ‘B’ †	1,102,800	36,646,044
Health Care Property Investors Inc †	1,245,600	33,618,744
Hudson City Bancorp Inc	2,459,300	29,265,670
Jefferson-Pilot Corp †	1,075,700	55,043,569
Mercantile Bankshares Corp	441,100	23,766,468
MGIC Investment Corp †	611,300	39,245,460
North Fork Bancorp Inc	1,090,000	27,795,000
PartnerRe Ltd (Bermuda)	211,000	13,514,550
Protective Life Corp †	1,621,300	66,765,134
RenaissanceRe Holdings Ltd † (Bermuda)	602,300	26,338,579
The First Marblehead Corp †	980,300	24,899,620
Trizec Properties Inc †	1,143,200	26,362,192
Willis Group Holdings Ltd † (Bermuda)	987,400	37,076,870

		535,126,070

Health Care - 2.07%
Laboratory Corp of America Holdings *	1,108,200	53,980,422

Integrated Oils - 1.15%
GlobalSantaFe Corp † (Cayman)	658,200	30,027,084

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Materials & Processing - 9.68%
Ball Corp	1,270,700	$46,685,518
Cabot Corp	535,600	17,680,156
Celanese Corp ‘A’ †	1,957,000	33,758,250
Louisiana-Pacific Corp	2,047,000	56,681,430
Pactiv Corp * †	1,403,300	24,585,816
Rohm & Haas Co	540,100	22,214,313
Temple-Inland Inc †	1,252,500	51,164,625

		252,770,108

Multi-Industry - 1.52%
Fortune Brands Inc †	486,600	39,575,178

Producer Durables - 2.47%
Dover Corp †	1,191,500	48,601,285
Polycom Inc * †	976,200	15,785,154

		64,386,439

Technology - 9.11%
Arrow Electronics Inc * †	1,459,000	45,754,240
Avaya Inc * †	6,195,300	63,811,590
BEA Systems Inc * †	4,854,600	43,594,308
Ingram Micro Inc ‘A’ *	2,614,000	48,463,560
Vishay Intertechnology Inc *	3,042,300	36,355,485

		237,979,183

Utilities - 4.97%
Alltel Corp	518,013	33,727,826
Citizens Communications Co †	3,963,000	53,698,650
PanAmSat Holding Corp †	1,745,300	42,236,260

		129,662,736

Total Common Stocks (Cost $2,342,550,098)		2,522,161,628

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.57%
Repurchase Agreement - 3.57%
State Street Bank and Trust Co
2.950% due 10/03/05
(Dated 09/30/05, repurchase price
of $93,188,903; collateralized by U.S.
Treasury Notes: 2.625% due 05/15/08
and market value $21,829,123; and
3.625% due 01/15/10 and market value
$3,412,179; and 3.750% due 05/15/08
and market value $69,788,199)	$93,166,000	93,166,000

Total Short-Term Investment
(Cost $93,166,000)		93,166,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.17%
(Cost $2,435,716,098)		2,615,327,628

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.54%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $379,589,062)	379,589,062	$379,589,062

TOTAL INVESTMENTS - 114.71%
(Cost $2,815,305,160)		2,994,916,690

OTHER ASSETS & LIABILITIES, NET - (14.71%)		(383,944,121)

NET ASSETS - 100.00%		$2,610,972,569

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.68%
Denmark - 1.85%
Danske Bank AS	1,140,600	$34,901,800

Finland - 4.06%
Nokia OYJ	4,577,500	76,690,523

France - 12.61%
AXA †	1,412,828	38,782,515
Sanofi-Aventis †	461,890	38,164,699
Societe Generale †	522,600	59,636,885
Total SA †	238,695	65,149,491
Vivendi Universal SA †	1,119,600	36,546,284

		238,279,874

Germany - 4.70%
Schering AG †	537,600	34,069,645
Siemens AG †	710,800	54,801,779

		88,871,424

Ireland - 1.97%
Allied Irish Banks PLC	1,751,400	37,257,112

Italy - 5.44%
ENI SPA †	2,146,735	63,753,166
Sanpaolo IMI SPA †	2,507,100	38,930,031

		102,683,197

Japan - 10.03%
Canon Inc	1,050,000	56,699,260
Hoya Corp †	162,300	5,389,984
Hoya Corp *	486,900	16,555,973
Kao Corp †	2,139,000	52,664,773
Nomura Holdings Inc †	3,752,000	58,203,594

		189,513,584

Netherlands - 2.82%
Heineken NV †	1,661,740	53,344,241

Switzerland - 15.88%
Compagnie Financiere Richemont AG ‘A’ †	1,095,000	43,350,006
Credit Suisse Group †	1,264,400	55,965,486
Nestle SA †	201,030	58,854,714
Novartis AG	725,100	36,771,708
Swiss Reinsurance Co	504,500	33,125,410
UBS AG (LI)	847,700	72,030,435

		300,097,759

United Kingdom - 36.32%
Barclays PLC	6,576,500	66,465,615
BP PLC	5,238,800	62,232,464
Cadbury Schweppes PLC	7,665,297	77,334,378
Diageo PLC	3,648,187	52,442,366
GlaxoSmithKline PLC	3,073,876	78,180,633
HSBC Holdings PLC (LI)	4,477,600	72,420,615
Imperial Tobacco Group PLC	1,338,000	38,325,667
Royal Dutch Shell PLC ‘A’ †	1,817,120	59,991,931
Tesco PLC †	5,867,900	32,032,508

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Unilever PLC	7,392,800	$77,193,058
Vodafone Group PLC	26,727,500	69,534,116

		686,153,351

Total Common Stocks (Cost $1,427,481,125)		1,807,792,865

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.01%
Repurchase Agreement - 4.01%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05,repurchase price of $75,807,631; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $29,674,126; and 3.875% due 09/15/10 and market value $47,633,031)	$75,789,000	75,789,000

Total Short-Term Investment (Cost $75,789,000)		75,789,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.69% (Cost $1,503,270,125)		1,883,581,865

	Shares
SECURITIES LENDING COLLATERAL - 15.43%
State Street Navigator Securities Lending
Prime Portfolio 3.740% Δ
(Cost $291,644,966)	291,644,966	291,644,966

TOTAL INVESTMENTS - 115.12%
(Cost $1,794,915,091)		2,175,226,831

OTHER ASSETS & LIABILITIES, NET - (15.12%)		(285,717,322)

NET ASSETS - 100.00%		$1,889,509,509

Note to Schedule of Investments

(a)	As of September 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	30.05%
Consumer Staples	20.61%
Short-Term Investment & Securities Lending Collateral	19.44%
Integrated Oils	9.92%
Health Care	9.91%
Technology	7.06%
Consumer Discretionary	7.02%
Multi-Industry	4.06%
Utilities	3.68%
Energy	3.37%

115.12%
Other Assets & Liabilities, Net	(15.12%)

100.00%

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.60%
Autos & Transportation - 0.73%
FedEx Corp	3,450	$300,598
United Parcel Service Inc ‘B’	5,450	376,758

		677,356

Consumer Discretionary - 22.76%
Activision Inc *	5,860	119,837
Bed Bath & Beyond Inc *	5,030	202,105
Carnival Corp (Panama)	6,990	349,360
Cintas Corp	11,350	465,917
Circuit City Stores Inc	30,570	524,581
Cooper Industries Ltd ‘A’ (Bermuda)	2,830	195,666
eBay Inc *	10,400	428,480
Electronic Arts Inc *	13,040	741,846
Family Dollar Stores Inc	38,300	761,021
Fisher Scientific International Inc *	3,720	230,826
Getty Images Inc *	2,320	199,613
Grupo Televisa SA ADR (Mexico)	4,560	326,998
Harman International Industries Inc	4,500	460,215
International Game Technology	9,010	243,270
Knight-Ridder Inc	9,400	551,592
Kohl’s Corp *	10,750	539,435
Lowe’s Cos Inc	6,850	441,140
Mattel Inc	34,590	576,961
News Corp ‘A’	27,160	423,424
OfficeMax Inc	26,460	837,988
Outback Steakhouse Inc	3,490	127,734
P.F. Chang’s China Bistro Inc *	1,800	80,694
PETsMART Inc	17,440	379,843
Reebok International Ltd	7,420	419,749
Royal Caribbean Cruises Ltd † (Liberia)	3,990	172,368
Staples Inc	21,380	455,822
Target Corp	10,660	553,574
The Estee Lauder Cos Inc ‘A’	10,200	355,266
The Gap Inc	60,760	1,059,047
The Gillette Co	14,890	866,598
The Home Depot Inc	12,730	485,522
The Interpublic Group of Cos Inc *	72,400	842,736
The TJX Cos Inc	17,220	352,666
The Walt Disney Co	71,720	1,730,604
Univision Communications Inc ‘A’ *	8,810	233,729
Viacom Inc ‘B’	70,184	2,316,774
Wal-Mart Stores Inc	35,380	1,550,352
Yahoo! Inc *	17,570	594,569

		21,197,922

Consumer Staples - 2.20%
CVS Corp	14,770	428,478
Molson Coors Brewing Co ‘B’ †	3,870	247,719
PepsiCo Inc	11,890	674,282
The Procter & Gamble Co	11,800	701,628

		2,052,107

Energy - 3.29%
BJ Services Co	16,420	590,956
Calpine Corp * †	235,620	610,256
Cooper Cameron Corp *	7,090	524,164
Devon Energy Corp	19,550	1,341,912

		3,067,288

Financial Services - 13.97%
American Express Co	6,300	361,872
American International Group Inc	6,730	416,991
Bank of America Corp	43,614	1,836,149
Chicago Mercantile Exchange Holdings Inc	500	168,650
Citigroup Inc	13,926	633,912

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Conseco Inc *	50,590	$1,067,955
JPMorgan Chase & Co	56,170	1,905,848
Mellon Financial Corp	49,209	1,573,212
Merrill Lynch & Co Inc	20,970	1,286,510
SLM Corp	11,000	590,040
The Allstate Corp	21,680	1,198,687
The PNC Financial Services Group Inc	34,000	1,972,680

		13,012,506

Health Care - 16.88%
Abbott Laboratories	25,970	1,101,128
Alcon Inc (Switzerland)	3,700	473,156
Amgen Inc *	11,170	889,914
Boston Scientific Corp *	16,900	394,953
DENTSPLY International Inc	2,100	113,442
Eli Lilly & Co	17,320	926,966
Genzyme Corp *	5,306	380,122
Gilead Sciences Inc *	15,200	741,152
ImClone Systems Inc * †	4,020	126,429
Johnson & Johnson	23,530	1,488,978
MedImmune Inc *	21,830	734,580
Medtronic Inc	8,560	458,987
Merck & Co Inc	62,660	1,704,979
Roche Holding AG (Switzerland)	3,700	513,893
St. Jude Medical Inc *	10,900	510,120
Tenet Healthcare Corp * †	98,340	1,104,358
Teva Pharmaceutical Industries Ltd ADR † (Israel)	14,800	494,616
Wyeth	77,060	3,565,566

		15,723,339

Integrated Oils - 2.29%
GlobalSantaFe Corp (Cayman)	24,843	1,133,338
Noble Corp † (Cayman)	14,600	999,516

		2,132,854

Materials & Processing - 3.96%
Bowater Inc	20,730	586,037
Masco Corp	46,460	1,425,393
Owens-Illinois Inc *	81,500	1,680,530

		3,691,960

Multi-Industry - 2.99%
General Electric Co	9,104	306,532
SPX Corp †	12,750	585,862
Tyco International Ltd (Bermuda)	67,915	1,891,433

		2,783,827

Producer Durables - 0.80%
Illinois Tool Works Inc	1,950	160,544
KLA-Tencor Corp	6,740	328,642
Waters Corp *	6,290	261,664

		750,850

Technology - 24.68%
Accenture Ltd ‘A’ * (Bermuda)	8,600	218,956
Adobe Systems Inc	11,400	340,290
Amdocs Ltd * (United Kingdom)	14,770	409,572
Analog Devices Inc	15,510	576,041
AU Optronics Corp ADR (Taiwan)	14,089	182,593
Check Point Software Technologies Ltd * (Israel)	7,950	193,344
Cisco Systems Inc *	93,410	1,674,841
Compuware Corp *	79,790	758,005
Comverse Technology Inc *	8,530	224,083
Corning Inc *	43,670	844,141
Dell Inc *	34,130	1,167,246
EMC Corp *	73,750	954,325
Infosys Technologies Ltd ADR † (India)	6,250	464,250

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Intel Corp	29,300	$722,245
LG.Philips LCD Co Ltd ADR * † (South Korea)	17,200	353,632
Macromedia Inc *	3,600	146,412
Mercury Interactive Corp *	6,750	267,300
Microsoft Corp	55,554	1,429,404
Network Appliance Inc *	13,870	329,274
Nokia OYJ ADR (Finland)	76,590	1,295,137
Nortel Networks Corp * (Canada)	647,910	2,112,187
Oracle Corp *	88,674	1,098,671
PMC-Sierra Inc *	33,160	292,140
QUALCOMM Inc	21,820	976,445
Samsung Electronics Co Ltd GDR ~ (South Korea)	2,680	756,524
SanDisk Corp *	2,400	115,800
Sun Microsystems Inc *	269,010	1,054,519
Symantec Corp *	121,132	2,744,861
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	45,811	376,566
Texas Instruments Inc	10,550	357,645
Xilinx Inc	19,980	556,443

		22,992,892

Utilities - 5.05%
Comcast Corp Special ‘A’ *	14,190	408,388
Sprint Nextel Corp	84,500	2,009,410
Verizon Communications Inc	69,800	2,281,762

		4,699,560

Total Common Stocks (Cost $89,090,357)		92,782,461

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.59%
Commercial Paper - 0.59%
Cargill Inc 3.850% due 10/03/05	$548,000	547,883

Total Short-Term Investment (Cost $547,883)		547,883

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.19% (Cost $89,638,240)		93,330,344

	Shares
SECURITIES LENDING COLLATERAL - 4.75%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $4,423,377)	4,423,377	4,423,377

TOTAL INVESTMENTS - 104.94%
(Cost $94,061,617)		97,753,721

OTHER ASSETS & LIABILITIES, NET - (4.94%)		(4,603,039)

NET ASSETS - 100.00%		$93,150,682

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.93%
Australia - 1.20%
QBE Insurance Group Ltd †	2,293,243	$32,668,176

Austria - 1.67%
Erste Bank der Oesterreichischen Sparkassen AG	853,240	45,633,291

Bermuda - 0.78%
Esprit Holdings Ltd	2,842,000	21,249,009

Brazil - 0.70%
Cia Vale do Rio Doce ADR	438,330	19,225,154

Canada - 3.61%
Canadian National Railway Co †	675,800	47,975,042
EnCana Corp (TSE) †	866,930	50,598,882

		98,573,924

Cayman - 1.51%
Hutchison Telecommunications International Ltd * †	28,326,000	41,079,428

France - 16.81%
AXA †	2,109,230	57,898,940
Business Objects SA * †	385,770	13,236,865
Credit Agricole SA †	1,410,862	41,373,755
Groupe Danone †	200,290	21,580,432
L’Air Liquide SA †	189,246	34,799,156
L’Air Liquide SA - Registered * +	178,724	32,864,338
LVMH Moet Hennessy Louis Vuitton SA †	505,700	41,693,432
Sanofi-Aventis †	523,080	43,220,660
Schneider Electric SA †	872,902	68,925,739
Societe Television Francaise 1 †	379,285	10,060,477
Total SA †	267,835	73,102,973
Veolia Environnement †	482,860	20,375,235

		459,132,002

Germany - 1.22%
Schering AG †	523,980	33,206,496

Hong Kong - 1.71%
CNOOC Ltd †	64,214,000	46,769,722

Hungary - 1.15%
OTP Bank RT GDR	395,660	31,336,272

Indonesia - 0.48%
P.T. Bank Central Asia Tbk	39,471,000	13,220,869

Ireland - 0.95%
Anglo Irish Bank Corp PLC	22,466	305,919
DEPFA BANK PLC	1,595,640	25,659,111

		25,965,030

Israel - 0.70%
Check Point Software Technologies Ltd *	782,760	19,036,723

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Italy - 1.90%
FASTWEB SPA * †	350,269	$15,685,383
UniCredito Italiano SPA †	6,429,210	36,239,403

		51,924,786

Japan - 15.80%
Asahi Glass Co Ltd †	4,537,000	47,600,132
Bridgestone Corp	1,739,000	37,224,894
Canon Inc	1,031,400	55,694,873
Chugai Pharmaceutical Co Ltd †	935,790	17,846,946
Kaneka Corp †	1,184,000	15,446,653
Murata Manufacturing Co Ltd	168,200	9,379,017
Nintendo Co Ltd	294,600	34,359,619
Nitto Denko Corp	493,100	27,756,422
OMRON Corp	443,000	10,790,125
Ricoh Co Ltd	1,665,000	26,004,625
Shinsei Bank Ltd	5,377,000	33,866,764
Tokyo Gas Co Ltd †	9,051,000	36,755,735
Toray Industries Inc †	4,932,000	26,241,438
Toyota Motor Corp †	1,147,000	52,540,521

		431,507,764

Mexico - 1.68%
Grupo Televisa SA ADR †	420,880	30,181,305
Wal-Mart de Mexico SA de CV ‘V’	3,079,600	15,700,034

		45,881,339

Netherlands - 0.95%
Reed Elsevier NV	1,861,650	25,685,646
VNU NV	5,769	181,311

		25,866,957

Poland - 0.42%
Powszechna Kasa Oszczednosci Bank Polski SA	1,184,500	11,438,129

Singapore - 1.34%
SingTel †	25,241,350	36,548,156

South Korea - 2.51%
Samsung Electronics Co Ltd	121,620	68,531,442

Spain - 4.84%
Banco Bilbao Vizcaya Argentaria SA	2,755,110	48,310,865
Iberdrola SA	1,003,370	28,037,200
Telefonica SA	3,409,651	55,813,288

		132,161,353

Sweden - 5.40%
Atlas Copco AB ‘A’ †	1,213,650	23,477,428
Hennes & Mauritz AB ‘B’ †	1,010,820	36,044,148
Sandvik AB †	1,324,440	65,844,950
Telefonaktiebolaget LM Ericsson ‘B’	6,080,610	22,192,151

		147,558,677

Switzerland - 8.57%
Julius Baer Holding AG ‘B’	141,185	11,047,886
Nestle SA †	275,435	80,637,955
Roche Holding AG	542,590	75,360,304
Syngenta AG *	65,780	6,885,165
UBS AG (LI) †	707,678	60,132,540

		234,063,850

Thailand - 0.58%
Bangkok Bank PCL	5,753,955	15,981,261

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
United Kingdom - 17.96%
Anglo American PLC	19,630	$585,133
AstraZeneca PLC	1,005,970	46,753,403
Aviva PLC	30,408	333,868
BG Group PLC	1,610,030	15,277,906
BHP Billiton PLC	17,600	284,352
Diageo PLC	2,923,733	42,028,404
Hilton Group PLC	10,388,918	57,628,664
NEXT PLC	1,325,650	32,547,354
Reckitt Benckiser PLC	3,178,085	96,806,702
Reed Elsevier PLC	26,960	249,409
Smith & Nephew PLC	3,411,055	28,638,038
Tesco PLC †	5,235,190	28,578,582
Vodafone Group PLC	24,698,110	64,254,466
Vodafone Group PLC ADR	3,637	94,453
William Hill PLC	5,257,690	54,064,366
Yell Group PLC	2,655,600	22,400,887

		490,525,987

United States - 0.49%
News Corp ‘B’ CDI	1	16
Synthes Inc	114,050	13,338,357

		13,338,373

Total Common Stocks (Cost $2,197,582,653)		2,592,424,170

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.70%
Commercial Paper - 4.70%
Citigroup Funding Inc
3.860% due 10/03/05	$24,294,000	24,288,790
General Electric Capital Corp
3.850% due 10/03/05	4,092,000	4,091,125
Morgan Stanley
3.900% due 10/03/05	100,000,000	99,978,333

		128,358,248

Total Short-Term Investments (Cost $128,358,248)		128,358,248

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.63% (Cost $2,325,940,901)		2,720,782,418

	Shares
SECURITIES LENDING COLLATERAL - 23.12%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $631,312,786)	631,312,786	631,312,786

TOTAL INVESTMENTS - 122.75% (Cost $2,957,253,687)		3,352,095,204

OTHER ASSETS & LIABILITIES, NET - (22.75%)		(621,352,439)

NET ASSETS - 100.00%		$2,730,742,765

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(a) As of September 30, 2005, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments & Securities Lending Collateral	27.82%
Financial Services	17.05%
Consumer Discretionary	13.98%
Utilities	10.19%
Consumer Staples	9.87%
Health Care	9.46%
Technology	7.89%
Materials & Processing	7.75%
Integrated Oils	6.80%
Producer Durables	6.14%
Autos & Transportation	5.04%
Multi-Industry	0.76%

122.75%
Other Assets & Liabilities, Net	(22.75%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.61%
Autos & Transportation - 2.32%
Burlington Northern Santa Fe Corp	72,110	$4,312,178
Cooper Tire & Rubber Co †	17,700	270,279
CSX Corp	41,000	1,905,680
Dana Corp †	23,528	221,398
Delphi Corp †	91,505	252,554
FedEx Corp	57,588	5,017,642
Ford Motor Co †	370,744	3,655,536
General Motors Corp †	113,544	3,475,582
Genuine Parts Co †	32,275	1,384,598
Harley-Davidson Inc †	56,100	2,717,484
Navistar International Corp *	15,260	494,882
Norfolk Southern Corp	74,100	3,005,496
PACCAR Inc †	32,098	2,179,133
Southwest Airlines Co	140,530	2,086,870
The Goodyear Tire & Rubber Co * †	38,700	603,333
Union Pacific Corp	49,800	3,570,660
United Parcel Service Inc ‘B’	213,900	14,786,907
Visteon Corp †	36,418	356,168

		50,296,380

Consumer Discretionary - 12.15%
Alberto-Culver Co	14,207	635,763
Allied Waste Industries Inc * †	41,900	354,055
Apollo Group Inc ‘A’ *	30,500	2,024,895
AutoNation Inc *	42,600	850,722
AutoZone Inc *	12,400	1,032,300
Avon Products Inc	89,900	2,427,300
Bed Bath & Beyond Inc *	59,900	2,406,782
Best Buy Co Inc	80,948	3,523,666
Big Lots Inc * †	16,400	180,236
Carnival Corp (Panama)	87,500	4,373,250
Cendant Corp	196,728	4,060,466
Cintas Corp †	28,300	1,161,715
Circuit City Stores Inc †	31,900	547,404
Clear Channel Communications Inc	102,612	3,374,909
Coach Inc *	70,200	2,201,472
Convergys Corp * †	27,089	389,269
Cooper Industries Ltd ‘A’ † (Bermuda)	16,400	1,133,896
Costco Wholesale Corp	90,344	3,892,923
Darden Restaurants Inc	30,900	938,433
Dillard’s Inc ‘A’ †	13,700	286,056
Dollar General Corp †	54,293	995,734
Eastman Kodak Co †	60,700	1,476,831
eBay Inc *	217,700	8,969,240
Electronic Arts Inc *	59,500	3,384,955
Family Dollar Stores Inc	32,400	643,788
Federated Department Stores Inc	50,588	3,382,820
Fisher Scientific International Inc *	22,700	1,408,535
Gannett Co Inc	48,200	3,317,606
Harrah’s Entertainment Inc	32,950	2,148,010
Hasbro Inc	28,425	558,551
Hilton Hotels Corp	70,400	1,571,328
International Flavors & Fragrances Inc	14,700	523,908
International Game Technology	65,100	1,757,700
J.C. Penney Co Inc	51,000	2,418,420
Jones Apparel Group Inc	22,700	646,950
Kimberly-Clark Corp	91,361	5,438,720
Knight-Ridder Inc	13,100	768,708
Kohl’s Corp *	63,700	3,196,466
Leggett & Platt Inc †	35,700	721,140
Limited Brands Inc	71,707	1,464,974
Liz Claiborne Inc	18,820	740,002
Lowe’s Cos Inc	147,900	9,524,760
Marriott International Inc ‘A’	36,700	2,312,100
Mattel Inc	76,750	1,280,190

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Maytag Corp	15,100	$275,726
McDonald’s Corp	241,600	8,091,184
Meredith Corp	7,100	354,219
Monster Worldwide Inc *	19,700	604,987
Newell Rubbermaid Inc †	52,134	1,180,835
News Corp ‘A’	486,700	7,587,653
Nike Inc ‘B’	39,700	3,242,696
Nordstrom Inc	46,040	1,580,093
Office Depot Inc *	59,800	1,776,060
OfficeMax Inc	18,000	570,060
Omnicom Group Inc	36,200	3,027,406
R.R. Donnelley & Sons Co	38,500	1,427,195
RadioShack Corp †	30,544	757,491
Reebok International Ltd	10,580	598,511
Robert Half International Inc	29,000	1,032,110
Sabre Holdings Corp ‘A’ †	23,202	470,537
Sears Holdings Corp *	18,905	2,352,205
Snap-On Inc †	9,250	334,110
Staples Inc	145,425	3,100,461
Starbucks Corp *	77,500	3,882,750
Starwood Hotels & Resorts Worldwide Inc	40,870	2,336,538
Target Corp	168,500	8,750,205
The Black & Decker Corp	15,100	1,239,559
The Gap Inc	118,710	2,069,115
The Gillette Co	184,400	10,732,080
The Home Depot Inc	413,450	15,768,983
The Interpublic Group of Cos Inc *	74,158	863,199
The McGraw-Hill Cos Inc	74,300	3,569,372
The New York Times Co ‘A’ †	30,300	901,425
The Stanley Works	12,300	574,164
The TJX Cos Inc	89,900	1,841,152
The Walt Disney Co	386,306	9,321,564
Tiffany & Co	27,200	1,081,744
Time Warner Inc	906,760	16,421,424
Tribune Co	54,614	1,850,868
Univision Communications Inc ‘A’ *	50,300	1,334,459
V.F. Corp	18,300	1,060,851
Viacom Inc ‘A’	5,900	195,998
Viacom Inc ‘B’	300,786	9,928,946
Wal-Mart Stores Inc	487,500	21,362,250
Waste Management Inc	105,760	3,025,794
Wendy’s International Inc	23,400	1,056,510
Whirlpool Corp	12,700	962,279
Yahoo! Inc *	246,508	8,341,831
Yum! Brands Inc	57,140	2,766,147

		264,049,694

Consumer Staples - 7.40%
Albertson’s Inc †	78,778	2,020,656
Altria Group Inc	400,952	29,554,172
Anheuser-Busch Cos Inc	147,500	6,348,400
Brown-Forman Corp ‘B’ †	17,222	1,025,398
Campbell Soup Co	43,200	1,285,200
Coca-Cola Enterprises Inc	63,100	1,230,450
Colgate-Palmolive Co	99,900	5,273,721
ConAgra Foods Inc	98,000	2,425,500
Constellation Brands Inc ‘A’ *	37,000	962,000
CVS Corp	154,000	4,467,540
General Mills Inc	66,900	3,224,580
H.J. Heinz Co	67,250	2,457,315
Kellogg Co	54,500	2,514,085
McCormick & Co Inc †	25,700	838,591
Molson Coors Brewing Co ‘B’ †	13,390	857,094
PepsiCo Inc	322,580	18,293,512
Reynolds American Inc †	19,300	1,602,286
Safeway Inc †	84,800	2,170,880
Sara Lee Corp	146,425	2,774,754
SUPERVALU Inc	25,100	781,112
Sysco Corp	115,700	3,629,509

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
The Clorox Co †	29,200	$1,621,768
The Coca-Cola Co	401,100	17,323,509
The Hershey Co	39,400	2,218,614
The Kroger Co *	134,400	2,767,296
The Pepsi Bottling Group Inc	34,200	976,410
The Procter & Gamble Co	487,990	29,015,885
Tyson Foods Inc ‘A’	45,000	812,250
UST Inc	32,400	1,356,264
Walgreen Co	192,500	8,364,125
Wm. Wrigley Jr. Co	35,900	2,580,492

		160,773,368

Energy - 2.93%
Anadarko Petroleum Corp	46,188	4,422,501
Apache Corp	62,144	4,674,472
Baker Hughes Inc	65,500	3,909,040
BJ Services Co †	61,700	2,220,583
Burlington Resources Inc	73,894	6,009,060
Calpine Corp * †	146,400	379,176
Devon Energy Corp †	89,392	6,135,867
Dynegy Inc ‘A’ * †	63,400	298,614
El Paso Corp †	121,925	1,694,757
EOG Resources Inc	45,400	3,400,460
Halliburton Co	96,500	6,612,180
Kerr-McGee Corp	24,497	2,378,904
Nabors Industries Ltd * (Bermuda)	28,169	2,023,379
National Oilwell Varco Inc * †	30,865	2,030,903
Rowan Cos Inc †	26,000	922,740
Sunoco Inc	28,314	2,214,155
The Williams Cos Inc	104,800	2,625,240
Valero Energy Corp	58,700	6,636,622
Weatherford International Ltd * † (Bermuda)	30,100	2,066,666
XTO Energy Inc	64,600	2,927,671

		63,582,990

Financial Services - 20.75%
ACE Ltd (Cayman)	53,200	2,504,124
Aflac Inc	93,400	4,231,020
Ambac Financial Group Inc †	20,500	1,477,230
American Express Co	239,700	13,768,368
American International Group Inc	501,242	31,056,954
AmSouth Bancorp	66,450	1,678,527
Aon Corp	57,025	1,829,362
Apartment Investment & Management Co ‘A’ †	23,200	899,696
Archstone-Smith Trust †	36,300	1,447,281
Automatic Data Processing Inc	109,000	4,691,360
Bank of America Corp	776,144	32,675,662
BB&T Corp	102,419	3,999,462
Capital One Financial Corp	53,500	4,254,320
CIGNA Corp	25,400	2,993,644
Cincinnati Financial Corp	30,287	1,268,722
CIT Group Inc	39,800	1,798,164
Citigroup Inc	998,719	45,461,689
Comerica Inc	34,150	2,011,435
Compass Bancshares Inc †	23,621	1,082,550
Countrywide Financial Corp	119,398	3,937,746
Dow Jones & Co Inc †	15,600	595,764
E*TRADE Financial Corp *	64,300	1,131,680
Equifax Inc	24,800	866,512
Equity Office Properties Trust	86,100	2,816,331
Equity Residential	51,400	1,945,490
Fannie Mae	187,500	8,403,750
Federated Investors Inc ‘B’	15,500	515,065
Fifth Third Bancorp †	101,843	3,740,693
First Data Corp	153,937	6,157,480
First Horizon National Corp †	25,300	919,655
Fiserv Inc *	36,150	1,658,200
Franklin Resources Inc	31,500	2,644,740
Freddie Mac	129,900	7,334,154

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Golden West Financial Corp	52,800	$3,135,792
H&R Block Inc	60,300	1,445,994
Huntington Bancshares Inc	42,423	953,245
Janus Capital Group Inc †	43,300	625,685
Jefferson-Pilot Corp †	25,200	1,289,484
JPMorgan Chase & Co	685,182	23,248,225
KeyCorp	75,900	2,447,775
Lehman Brothers Holdings Inc	52,800	6,150,188
Lincoln National Corp	33,700	1,753,074
Loews Corp	28,600	2,642,926
M&T Bank Corp	17,700	1,871,067
Marsh & McLennan Cos Inc	98,100	2,981,259
Marshall & Ilsley Corp	38,400	1,670,784
MBIA Inc	29,500	1,788,290
MBNA Corp	241,570	5,952,285
Mellon Financial Corp	81,600	2,608,752
Merrill Lynch & Co Inc	178,931	10,977,417
MetLife Inc	141,500	7,050,945
MGIC Investment Corp	17,900	1,149,180
Moody’s Corp †	52,600	2,686,808
Morgan Stanley	209,803	11,316,774
National City Corp †	110,600	3,698,464
North Fork Bancorp Inc	86,685	2,210,474
Northern Trust Corp	38,500	1,946,175
Paychex Inc	69,500	2,577,060
Plum Creek Timber Co Inc †	33,200	1,258,612
Principal Financial Group Inc	54,900	2,600,613
ProLogis	54,300	2,406,033
Providian Financial Corp *	50,900	899,912
Prudential Financial Inc	98,300	6,641,148
Public Storage Inc	19,300	1,293,100
Regions Financial Corp	85,981	2,675,729
Ryder System Inc	10,300	352,466
Safeco Corp	22,940	1,224,537
Simon Property Group Inc	38,300	2,838,796
SLM Corp	81,900	4,393,116
Sovereign Bancorp Inc	67,300	1,483,292
State Street Corp	64,100	3,135,772
SunTrust Banks Inc	66,800	4,639,260
Synovus Financial Corp	56,850	1,575,882
T. Rowe Price Group Inc †	22,000	1,436,600
The Allstate Corp	127,478	7,048,259
The Bank of New York Co Inc †	148,600	4,370,326
The Bear Stearns Cos Inc	21,520	2,361,820
The Charles Schwab Corp	211,300	3,049,059
The Chubb Corp	37,000	3,313,350
The Goldman Sachs Group Inc	89,800	10,917,884
The Hartford Financial Services Group Inc	56,600	4,367,822
The PNC Financial Services Group Inc	52,900	3,069,258
The Progressive Corp	37,100	3,886,967
The St. Paul Travelers Cos Inc	125,642	5,637,557
Torchmark Corp	19,900	1,051,317
U.S. Bancorp	352,999	9,912,212
UnumProvident Corp †	58,705	1,203,452
Vornado Realty Trust	25,400	2,200,148
Wachovia Corp	309,332	14,721,110
Washington Mutual Inc	166,433	6,527,502
Wells Fargo & Co	326,105	19,099,970
XL Capital Ltd ‘A’ (Cayman)	27,900	1,898,037
Zions Bancorp	17,700	1,260,417

		450,726,287

Health Care - 12.70%
Abbott Laboratories	300,300	12,732,720
Aetna Inc	56,578	4,873,629
Allergan Inc	25,800	2,363,796
AmerisourceBergen Corp	19,900	1,538,270
Amgen Inc *	238,340	18,988,548
Bausch & Lomb Inc	10,100	814,868

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Baxter International Inc	117,000	$4,664,790
Becton Dickinson & Co	46,700	2,448,481
Biogen Idec Inc *	65,430	2,583,176
Biomet Inc †	47,665	1,654,452
Boston Scientific Corp * †	119,400	2,790,378
Bristol-Myers Squibb Co	371,500	8,938,290
C.R. Bard Inc	21,200	1,399,836
Cardinal Health Inc	83,175	5,276,622
Caremark Rx Inc *	84,834	4,235,787
Chiron Corp *	24,600	1,073,052
Coventry Health Care Inc * †	20,600	1,772,012
Eli Lilly & Co	219,000	11,720,880
Express Scripts Inc *	28,100	1,747,820
Forest Laboratories Inc *	68,700	2,677,239
Genzyme Corp *	48,000	3,438,720
Gilead Sciences Inc *	85,100	4,149,476
Guidant Corp	61,400	4,229,846
HCA Inc	83,424	3,997,678
Health Management Associates Inc ‘A’	46,700	1,096,049
Hospira Inc *	27,360	1,120,939
Humana Inc *	29,700	1,422,036
IMS Health Inc	40,690	1,024,156
Johnson & Johnson	574,622	36,362,080
King Pharmaceuticals Inc *	38,833	597,252
Laboratory Corp of America Holdings *	25,000	1,217,750
Manor Care Inc †	18,900	725,949
McKesson Corp	57,539	2,730,226
Medco Health Solutions Inc *	55,985	3,069,677
MedImmune Inc *	49,800	1,675,770
Medtronic Inc	233,900	12,541,718
Merck & Co Inc	430,000	11,700,300
Millipore Corp *	9,752	613,303
Mylan Laboratories Inc	49,350	950,481
Pfizer Inc	1,423,697	35,549,714
Quest Diagnostics Inc	34,700	1,753,738
Schering-Plough Corp	281,700	5,929,785
St. Jude Medical Inc *	69,524	3,253,723
Stryker Corp	60,100	2,970,743
Tenet Healthcare Corp *	95,550	1,073,026
UnitedHealth Group Inc	244,004	13,713,025
Watson Pharmaceuticals Inc * †	20,800	761,488
WellPoint Inc *	116,036	8,797,880
Wyeth	259,100	11,988,557
Zimmer Holdings Inc *	47,430	3,267,453

		276,017,184

Integrated Oils - 7.14%
Amerada Hess Corp	16,800	2,310,000
Chevron Corp	435,047	28,160,592
ConocoPhillips	268,932	18,801,036
Exxon Mobil Corp	1,217,978	77,390,322
Marathon Oil Corp	73,909	5,094,547
Murphy Oil Corp	33,400	1,665,658
Noble Corp (Cayman)	25,700	1,759,422
Occidental Petroleum Corp	75,900	6,484,137
Schlumberger Ltd (Netherlands)	111,500	9,408,370
Transocean Inc * (Cayman)	65,689	4,027,393

		155,101,477

Materials & Processing - 3.31%
Air Products & Chemicals Inc	43,400	2,393,076
Alcoa Inc	166,372	4,062,804
Allegheny Technologies Inc	15,202	470,958
American Standard Cos Inc	34,000	1,582,700
Archer-Daniels-Midland Co	119,794	2,954,120
Ashland Inc	12,700	701,548
Avery Dennison Corp	18,600	974,454
Ball Corp	20,700	760,518
Bemis Co Inc †	17,800	439,660

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
E.I. du Pont de Nemours & Co	189,282	$7,414,176
Eastman Chemical Co	15,225	715,118
Ecolab Inc †	41,780	1,334,035
Engelhard Corp	21,312	594,818
Fluor Corp	17,800	1,145,964
Freeport-McMoRan Copper & Gold Inc ‘B’	38,200	1,856,138
Georgia-Pacific Corp	47,876	1,630,656
Hercules Inc *	15,900	194,298
International Paper Co	93,127	2,775,185
Louisiana-Pacific Corp	26,400	731,016
Masco Corp	82,400	2,528,032
MeadWestvaco Corp	35,727	986,780
Monsanto Co	51,149	3,209,600
Newmont Mining Corp	91,322	4,307,659
Nucor Corp	32,600	1,923,074
Pactiv Corp *	28,500	499,320
Phelps Dodge Corp †	20,050	2,605,096
PPG Industries Inc	33,700	1,994,703
Praxair Inc	59,900	2,871,007
Rohm & Haas Co	33,398	1,373,660
Sealed Air Corp * †	15,760	747,970
Sigma-Aldrich Corp	14,500	928,870
Temple-Inland Inc	23,600	964,060
The Dow Chemical Co	181,885	7,579,148
The Sherwin-Williams Co	23,900	1,053,273
United States Steel Corp †	24,860	1,052,821
Vulcan Materials Co †	18,800	1,395,148
Weyerhaeuser Co	46,300	3,183,125

		71,934,588

Multi-Industry - 4.96%
3M Co	147,800	10,842,608
Brunswick Corp †	20,100	758,373
Eaton Corp	28,500	1,811,175
Fortune Brands Inc	28,400	2,309,772
General Electric Co	2,047,700	68,946,059
Honeywell International Inc	162,375	6,089,062
ITT Industries Inc	17,500	1,988,000
Johnson Controls Inc	37,200	2,308,260
Textron Inc	24,600	1,764,312
Tyco International Ltd (Bermuda)	390,983	10,888,877

		107,706,498

Producer Durables - 4.18%
Agilent Technologies Inc *	91,731	3,004,190
American Power Conversion Corp	37,400	968,660
Andrew Corp * †	28,425	316,939
Applied Materials Inc	321,200	5,447,552
Caterpillar Inc	131,200	7,708,000
Centex Corp	26,800	1,730,744
Cummins Inc †	8,200	721,518
D.R. Horton Inc	54,400	1,970,368
Danaher Corp	49,800	2,680,734
Deere & Co	47,200	2,888,640
Dover Corp	38,200	1,558,178
Emerson Electric Co	79,700	5,722,460
Goodrich Corp	22,800	1,010,952
Illinois Tool Works Inc	43,100	3,548,423
Ingersoll-Rand Co Ltd ‘A’ † (Bermuda)	63,700	2,435,251
KB Home †	16,700	1,222,440
KLA-Tencor Corp	40,600	1,979,656
Lexmark International Inc ‘A’ *	24,900	1,520,145
Lockheed Martin Corp	73,942	4,513,420
Molex Inc †	29,900	797,732
Northrop Grumman Corp	68,520	3,724,062
Novellus Systems Inc *	26,100	654,588
Pall Corp †	21,166	582,065
Parker-Hannifin Corp	22,775	1,464,660
Pitney Bowes Inc	43,000	1,794,820

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Pulte Homes Inc	44,500	$1,909,940
Rockwell Collins Inc	33,400	1,613,888
Tektronix Inc †	15,200	383,496
Teradyne Inc * †	30,700	506,550
The Boeing Co	158,561	10,774,220
Thermo Electron Corp *	30,800	951,720
United Technologies Corp	198,000	10,264,320
W.W. Grainger Inc	15,000	943,800
Waters Corp *	25,000	1,040,000
Xerox Corp *	176,100	2,403,765

		90,757,896

Technology - 13.55%
ADC Telecommunications Inc *	28,168	643,920
Adobe Systems Inc	91,300	2,725,305
Advanced Micro Devices Inc * †	82,200	2,071,440
Affiliated Computer Services Inc ‘A’ *	23,900	1,304,940
Altera Corp *	70,300	1,343,433
Analog Devices Inc	69,500	2,581,230
Apple Computer Inc *	157,900	8,465,019
Applera Corp-Applied Biosystems Group	36,300	843,612
Applied Micro Circuits Corp *	44,600	133,800
Autodesk Inc	43,240	2,008,066
Avaya Inc *	78,462	808,159
BMC Software Inc *	40,300	850,330
Broadcom Corp ‘A’ *	55,376	2,597,688
Ciena Corp *	72,400	191,136
Cisco Systems Inc *	1,234,516	22,134,872
Citrix Systems Inc *	31,300	786,882
Computer Associates International Inc †	94,600	2,630,826
Computer Sciences Corp *	34,600	1,636,926
Compuware Corp *	62,200	590,900
Comverse Technology Inc *	38,200	1,003,514
Corning Inc *	278,491	5,383,231
Dell Inc *	463,100	15,838,020
Electronic Data Systems Corp	95,500	2,143,020
EMC Corp *	454,950	5,887,053
Freescale Semiconductor Inc ‘B’ *	73,301	1,728,438
Gateway Inc * †	52,800	142,560
General Dynamics Corp	38,040	4,547,682
Hewlett-Packard Co	553,473	16,161,412
Intel Corp	1,179,020	29,062,843
International Business Machines Corp	308,281	24,730,302
Intuit Inc *	35,100	1,572,831
Jabil Circuit Inc * †	31,900	986,348
JDS Uniphase Corp *	387,195	859,573
L-3 Communications Holdings Inc †	22,476	1,777,177
Linear Technology Corp	59,800	2,247,882
LSI Logic Corp * †	63,200	622,520
Lucent Technologies Inc * †	819,851	2,664,516
Maxim Integrated Products Inc	63,304	2,699,916
Mercury Interactive Corp * †	16,400	649,440
Micron Technology Inc *	110,600	1,470,980
Microsoft Corp	1,788,072	46,007,093
Motorola Inc	476,902	10,534,765
National Semiconductor Corp	65,900	1,733,170
NCR Corp *	37,400	1,193,434
Network Appliance Inc *	68,909	1,635,900
Novell Inc *	72,100	537,145
NVIDIA Corp * †	36,300	1,244,364
Oracle Corp *	739,836	9,166,568
Parametric Technology Corp *	38,100	265,557
PerkinElmer Inc	20,300	413,511
PMC-Sierra Inc * †	44,300	390,283
QLogic Corp * †	21,100	721,620
QUALCOMM Inc	314,900	14,091,775
Raytheon Co	84,000	3,193,680
Rockwell Automation Inc	34,400	1,819,760
Sanmina-SCI Corp *	99,404	426,443

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Scientific-Atlanta Inc †	26,600	$997,766
Siebel Systems Inc	97,720	1,009,448
Solectron Corp *	156,966	613,737
Sun Microsystems Inc * †	648,400	2,541,728
Symantec Corp *	225,835	5,117,421
Symbol Technologies Inc	42,283	409,299
Tellabs Inc *	96,700	1,017,284
Texas Instruments Inc	314,070	10,646,973
Unisys Corp *	53,400	354,576
Xilinx Inc	66,400	1,849,240

		294,460,282

Utilities - 7.22%
Allegheny Energy Inc * †	27,500	844,800
Alltel Corp	71,700	4,668,387
Ameren Corp †	38,500	2,059,365
American Electric Power Co Inc	74,160	2,944,152
AT&T Corp	152,130	3,012,174
BellSouth Corp	347,600	9,141,880
CenterPoint Energy Inc †	55,329	822,742
CenturyTel Inc	28,250	988,185
Cinergy Corp	37,513	1,665,952
Citizens Communications Co	71,200	964,760
CMS Energy Corp * †	47,400	779,730
Comcast Corp ‘A’ *	325,318	9,557,843
Comcast Corp Special ‘A’ *	98,870	2,845,479
Consolidated Edison Inc †	49,700	2,412,935
Constellation Energy Group Inc	32,650	2,011,240
Dominion Resources Inc	67,885	5,847,614
DTE Energy Co †	31,400	1,440,004
Duke Energy Corp	175,352	5,115,018
Edison International	63,000	2,978,640
Entergy Corp †	43,200	3,210,624
Exelon Corp	126,624	6,766,787
FirstEnergy Corp	60,780	3,167,854
FPL Group Inc	81,000	3,855,600
KeySpan Corp	28,822	1,060,073
Kinder Morgan Inc †	20,800	2,000,128
Nicor Inc †	6,400	268,992
NiSource Inc	49,073	1,190,020
Peoples Energy Corp	5,500	216,590
PG&E Corp	78,000	3,061,500
Pinnacle West Capital Corp †	16,900	744,952
PPL Corp	69,132	2,235,038
Progress Energy Inc †	47,100	2,107,725
Progress Energy Inc - Contingent Value Obligation Certificate * +	17,700	—
Public Service Enterprise Group Inc	46,000	2,960,560
Qwest Communications International Inc * †	284,992	1,168,467
SBC Communications Inc	638,257	15,299,020
Sempra Energy	44,558	2,096,899
Sprint Nextel Corp	566,527	13,472,012
TECO Energy Inc	34,400	619,888
The AES Corp *	118,382	1,945,016
The Southern Co †	140,800	5,035,008
TXU Corp	48,110	5,430,657
Verizon Communications Inc	534,154	17,461,494
Xcel Energy Inc †	75,179	1,474,260

		156,950,064

Total Common Stocks (Cost $2,092,042,135)		2,142,356,708

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.21%
Repurchase Agreement - 1.21%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $26,268,456; collateralized by U.S. Treasury Notes: 2.625% due 05/15/08 and market value $26,788,077)	$26,262,000	$26,262,000

Total Short-Term Investment (Cost $26,262,000)		26,262,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.82% (Cost $2,118,304,135)		2,168,618,708

	Shares
SECURITIES LENDING COLLATERAL - 4.23%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $91,947,375)	91,947,375	91,947,375

TOTAL INVESTMENTS - 104.05% (Cost $2,210,251,510)		2,260,566,083

OTHER ASSETS & LIABILITIES, NET - (4.05%)		(87,937,964)

NET ASSETS - 100.00%		$2,172,628,119

Note to Schedule of Investments

(a) The amount of $2,920,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

S&P 500 (12/05)	102	$31,519,963	($45,669)

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Autos & Transportation - 0.00%
TIMCO Aviation Services Inc * Exp. 02/27/07	362	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 96.38%
Autos & Transportation - 3.27%
AAR Corp * †	36,700	630,506
ABX Air Inc * †	49,700	407,540
Accuride Corp * †	3,900	53,859
Aftermarket Technology Corp * †	28,228	519,113
AirTran Holdings Inc * †	91,600	1,159,656
Alaska Air Group Inc * †	30,400	883,424
American Axle & Manufacturing Holdings Inc †	40,500	934,740
Arctic Cat Inc †	19,700	404,638
Arkansas Best Corp †	25,100	875,237
ArvinMeritor Inc †	74,400	1,243,968
Aviall Inc *	32,000	1,080,960
Bandag Inc †	12,000	514,320
Coachmen Industries Inc	15,100	173,499
Commercial Vehicle Group Inc * †	8,350	174,849
Continental Airlines Inc ‘B’ * †	75,400	728,364
Cooper Tire & Rubber Co †	60,800	928,416
Covenant Transport Inc ‘A’ * †	17,600	212,960
Delta Air Lines Inc * †	152,700	114,525
Dynamex Inc * †	5,300	82,892
EGL Inc * †	40,750	1,106,362
ExpressJet Holdings Inc *	35,300	316,641
Fleetwood Enterprises Inc * †	61,100	751,530
Florida East Coast Industries Inc †	31,200	1,413,048
Forward Air Corp †	32,150	1,184,406
FreightCar America Inc	14,600	595,388
Frontier Airlines Inc * †	40,500	396,090
Frozen Food Express Industries Inc *	6,700	70,283
Genesee & Wyoming Inc ‘A’ * †	20,100	637,170
GulfMark Offshore Inc * †	15,694	506,445
Hayes Lemmerz International Inc (OTC) * +	168	—
Hayes Lemmerz International Inc (XNMS) * †	50,700	227,136
Heartland Express Inc †	55,283	1,124,456
Hub Group Inc ‘A’ * †	17,100	627,741
Kansas City Southern * †	80,100	1,867,131
Keystone Automotive Industries Inc * †	21,300	613,653
Kirby Corp * †	24,700	1,220,921
Knight Transportation Inc †	40,462	985,654
Marine Products Corp †	7,350	81,070
Maritrans Inc	8,400	268,800
Marten Transport Ltd *	4,600	116,380
Masco Tech Inc — Escrow Shares * +	8,100	—
Mesa Air Group Inc * †	32,000	264,000
Modine Manufacturing Co †	32,900	1,206,772
Monaco Coach Corp †	31,025	457,309
Noble International Ltd †	7,500	181,200
Northwest Airlines Corp * †	92,500	61,513
Odyssey Marine Exploration Inc * †	51,600	190,404
Offshore Logistics Inc *	24,700	913,900
Old Dominion Freight Line Inc * †	18,800	629,612
P.A.M. Transportation Services Inc *	2,300	37,168
Pacer International Inc †	34,300	904,148
Pinnacle Airlines Corp * †	17,300	112,450
Quantum Fuel Systems Technologies Worldwide Inc * †	61,400	251,740

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
R&B Inc * †	3,400	$34,850
RailAmerica Inc *	37,300	443,870
Republic Airways Holdings Inc *	5,500	78,705
Sauer-Danfoss Inc †	4,400	88,000
SCS Transportation Inc *	21,350	335,409
Skywest Inc †	68,400	1,834,488
Standard Motor Products Inc †	8,400	68,124
Strattec Security Corp *	2,600	134,810
Superior Industries International Inc †	23,800	512,176
TBC Corp *	22,600	779,474
Tenneco Automotive Inc *	46,700	817,717
The Greenbrier Cos Inc †	10,000	332,400
Thor Industries Inc †	40,900	1,390,600
Titan International Inc †	7,000	96,110
U.S. Xpress Enterprises Inc ‘A’ * †	17,600	205,216
Universal Truckload Services Inc * †	5,900	109,622
USA Truck Inc *	9,300	235,290
Visteon Corp †	143,800	1,406,364
Wabash National Corp †	33,700	662,542
Werner Enterprises Inc †	51,050	882,655
Westinghouse Air Brake Technologies Corp	45,910	1,252,425
Winnebago Industries Inc †	31,700	918,349
World Air Holdings Inc * †	17,400	184,440

		43,247,623

Consumer Discretionary - 17.38%
1-800 CONTACTS Inc * †	4,100	76,875
1-800-FLOWERS.COM Inc ‘A’ * †	40,400	283,204
4Kids Entertainment Inc * †	14,100	245,199
99 Cents Only Stores * †	45,200	418,100
A.C. Moore Arts & Crafts Inc * †	15,400	295,372
Aaron Rents Inc †	41,374	875,060
ABM Industries Inc	42,800	890,668
Administaff Inc †	24,000	953,760
ADVO Inc	37,450	1,171,811
Aeropostale Inc * †	58,900	1,251,625
AFC Enterprises Inc †	11,800	136,172
Alderwoods Group Inc *	42,600	697,788
Alliance Gaming Corp * †	54,200	588,070
Alloy Inc * †	49,400	239,096
Ambassadors Group Inc	17,800	396,940
AMERCO *	8,800	512,072
American Woodmark Corp	12,000	403,200
America’s Car-Mart Inc * †	9,500	170,430
Ameristar Casinos Inc †	29,400	612,696
AMN Healthcare Services Inc *	18,979	293,605
Angelica Corp	10,400	185,640
aQuantive Inc * †	60,100	1,209,813
Arbitron Inc	36,400	1,450,176
Argosy Gaming Co *	34,300	1,611,757
Asbury Automotive Group Inc *	7,800	132,834
Atari Inc * †	26,900	38,736
Autobytel Inc * †	44,300	221,943
Aztar Corp * †	39,300	1,210,833
Banta Corp †	29,300	1,491,077
Bassett Furniture Industries Inc †	11,700	217,854
Beasley Broadcast Group Inc ‘A’ * †	5,900	82,895
Big 5 Sporting Goods Corp	19,000	453,340
Big Lots Inc * †	112,200	1,233,078
BJ’s Restaurants Inc * †	12,200	249,246
Blair Corp	2,658	98,054
Blockbuster Inc ‘A’ †	192,100	912,475
Blue Nile Inc * †	12,400	392,336
Blyth Inc †	32,800	731,112
Bob Evans Farms Inc †	42,600	967,446
Bowne & Co Inc †	43,200	617,328
Bright Horizons Family Solutions Inc *	28,700	1,102,080
Brightpoint Inc * †	34,050	651,717
Brookstone Inc *	26,325	524,920

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Brown Shoe Co Inc	20,600	$679,800
Buffalo Wild Wings Inc * †	10,700	283,550
Build-A-Bear Workshop Inc * †	14,300	318,890
Burlington Coat Factory Warehouse Corp †	19,100	726,564
Cabela’s Inc ‘A’ * †	26,700	490,479
Cache Inc * †	18,150	276,425
California Pizza Kitchen Inc * †	25,200	736,848
Callaway Golf Co	78,200	1,180,038
Carmike Cinemas Inc †	11,200	256,928
Carter’s Inc * †	17,100	971,280
Casella Waste Systems Inc ‘A’ *	20,500	269,165
Casual Male Retail Group Inc * †	38,100	262,128
Catalina Marketing Corp †	53,600	1,218,864
CBIZ Inc *	64,594	329,429
CDI Corp	15,800	466,732
CEC Entertainment Inc * †	40,500	1,286,280
Central European Distribution Corp * †	16,549	704,822
Central Garden & Pet Co *	20,400	923,100
Central Parking Corp †	21,100	315,445
Cenveo Inc * †	43,500	451,095
Charles & Colvard Ltd †	16,695	416,707
Charlotte Russe Holding Inc * †	15,900	211,788
Charming Shoppes Inc * †	129,000	1,376,430
Charter Communications Inc ‘A’ * †	356,500	534,750
Chemed Corp	26,900	1,165,846
Cherokee Inc	7,500	262,350
Christopher & Banks Corp †	43,300	600,571
Churchill Downs Inc	5,700	201,324
Citadel Broadcasting Corp * †	35,400	486,042
Citi Trends Inc * †	9,500	207,385
CKE Restaurants Inc †	55,000	724,900
Clark Inc †	17,000	286,110
CMGI Inc * †	473,400	790,578
CNET Networks Inc * †	145,300	1,971,721
CNS Inc	19,400	505,758
Cogent Inc * †	20,300	482,125
Coinstar Inc * †	28,800	533,088
Coldwater Creek Inc * †	38,445	969,583
Conn’s Inc * †	2,100	58,212
Consolidated Graphics Inc *	11,500	495,075
Corinthian Colleges Inc * †	90,900	1,206,243
Corrections Corp of America *	41,598	1,651,441
Cost Plus Inc * †	27,375	496,856
CoStar Group Inc *	19,900	929,728
Courier Corp	6,875	257,125
Cox Radio Inc ‘A’ *	32,400	492,480
CRA International Inc * †	12,800	533,632
Cross Country Healthcare Inc *	31,100	577,216
Crown Media Holdings Inc ‘A’ * †	16,500	180,675
CSK Auto Corp * †	47,800	711,264
CSS Industries Inc †	6,827	222,014
Cumulus Media Inc ‘A’ * †	55,500	693,195
Dave & Buster’s Inc * †	12,600	168,210
Deb Shops Inc	800	17,392
Deckers Outdoor Corp * †	14,200	341,652
Denny’s Corp * †	79,600	330,340
Design Within Reach Inc * †	6,900	62,307
DeVry Inc * †	57,500	1,095,375
DiamondCluster International Inc * †	26,200	198,596
Dollar Thrifty Automotive Group Inc * †	30,100	1,013,467
Domino’s Pizza Inc †	27,850	649,462
Dover Downs Gaming & Entertainment Inc †	10,190	138,584
Dover Motorsports Inc †	18,000	123,120
drugstore.com inc * †	55,500	205,350
DSW Inc ‘A’ *	12,500	265,000
DTS Inc *	16,200	272,808
Earle M. Jorgensen Co *	10,200	97,206
EarthLink Inc * †	135,700	1,451,990
Educate Inc * †	11,800	177,000

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Electronics Boutique Holdings Corp * †	13,900	$873,476
Elizabeth Arden Inc * †	27,000	582,660
Emmis Communications Corp ‘A’ * †	59,200	1,307,728
Entercom Communications Corp *	34,200	1,080,378
Entravision Communications Corp ‘A’ * †	67,700	532,799
Escala Group Inc * †	7,000	116,550
Escalade Inc †	4,800	63,600
Ethan Allen Interiors Inc †	34,800	1,090,980
Exponent Inc *	8,500	266,815
First Advantage Corp ‘A’ * †	5,500	161,700
Fisher Communications Inc * †	5,100	237,456
Forrester Research Inc *	13,800	287,316
Fossil Inc * †	49,200	894,948
Fred’s Inc †	42,267	528,760
FTD Group Inc * †	14,100	145,935
FTI Consulting Inc * †	45,774	1,156,251
Furniture Brands International Inc †	54,300	979,029
G&K Services Inc ‘A’	22,800	898,092
GameStop Corp ‘B’ * †	48,100	1,365,559
Gaylord Entertainment Co * †	39,500	1,882,175
Gemstar-TV Guide International Inc * †	239,000	707,440
Genesco Inc *	24,800	923,552
Gevity HR Inc	24,700	672,828
Global Imaging Systems Inc * †	27,800	946,590
Goody’s Family Clothing Inc †	19,900	150,643
Gray Television Inc †	43,300	458,547
Great Wolf Resorts Inc * †	23,800	246,092
Greenfield Online Inc * †	23,050	125,392
Group 1 Automotive Inc *	18,800	518,880
GSI Commerce Inc * †	27,600	549,240
Guess? Inc * †	12,200	261,446
Guitar Center Inc *	25,500	1,407,855
Gymboree Corp *	36,700	500,588
Handleman Co †	27,200	343,536
Harris Interactive Inc *	51,200	218,624
Hartmarx Corp * †	17,200	112,660
Haverty Furniture Cos Inc †	19,700	240,931
Heidrick & Struggles International Inc * †	24,200	783,596
Hibbett Sporting Goods Inc *	36,112	803,503
Hollinger International Inc ‘A’ †	62,700	614,460
Hooker Furniture Corp †	6,000	99,720
Hot Topic Inc * †	52,750	810,240
Hudson Highland Group Inc * †	21,900	546,843
IHOP Corp	21,300	867,762
IKON Office Solutions Inc	109,700	1,094,806
InfoSpace Inc * †	36,300	866,481
infoUSA Inc	45,100	478,962
Insight Communications Co Inc ‘A’ * †	60,731	706,302
Insight Enterprises Inc *	57,425	1,068,105
Inter Parfums Inc †	6,300	124,047
Intermix Media Inc * †	19,800	236,808
iPass Inc *	45,500	244,790
Isle of Capri Casinos Inc * †	19,400	414,772
iVillage Inc * †	38,000	275,880
Jack in the Box Inc * †	41,900	1,253,229
Jackson Hewitt Tax Service Inc	39,900	954,009
Jakks Pacific Inc * †	31,500	511,245
JAMDAT Mobile Inc * †	15,200	319,200
Jarden Corp * †	57,875	2,376,926
Jo-Ann Stores Inc *	24,384	421,843
Jos. A. Bank Clothiers Inc * †	14,262	616,404
Journal Communications Inc ‘A’ †	21,500	320,350
Journal Register Co	41,900	677,942
K2 Inc * †	42,600	485,640
Kellwood Co †	31,500	814,275
Kelly Services Inc ‘A’	20,000	613,200
Kenneth Cole Productions Inc ‘A’ †	6,650	181,478
Kforce Inc * †	23,800	245,140
Korn/Ferry International * †	38,800	635,932

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Krispy Kreme Doughnuts Inc * †	57,300	$358,698
K-Swiss Inc ‘A’ †	26,500	783,605
Labor Ready Inc * †	59,100	1,515,915
Landry’s Restaurants Inc †	21,800	638,740
Lawson Products Inc	5,600	205,632
La-Z-Boy Inc †	64,300	848,117
LeapFrog Enterprises Inc * †	27,500	406,175
Learning Tree International Inc * †	18,100	238,920
LECG Corp *	15,600	358,800
Libbey Inc	15,473	235,190
Liberty Corp †	17,800	834,642
Life Time Fitness Inc * †	21,050	697,597
Lifeline Systems Inc * †	9,500	317,585
Lifetime Brands Inc †	8,200	220,088
LIN TV Corp ‘A’ * †	37,600	524,520
Linens ‘n Things Inc * †	50,200	1,340,340
Lithia Motors Inc ‘A’ †	16,200	469,476
LKQ Corp * †	14,600	440,920
LodgeNet Entertainment Corp * †	12,332	181,650
Lodgian Inc *	18,400	188,600
LoJack Corp *	23,400	494,676
Lone Star Steakhouse & Saloon Inc	22,400	582,400
Luby’s Inc * †	32,800	428,368
Magna Entertainment Corp ‘A’ * †	58,400	388,944
Maidenform Brands Inc *	14,000	192,500
Majesco Entertainment Co * †	26,100	34,713
Mannatech Inc †	20,900	247,665
Marchex Inc ‘B’ * †	16,500	273,240
Marcus Corp	20,800	416,832
MarineMax Inc * †	13,200	336,468
Martha Stewart Living Omnimedia Inc ‘A’ * †	26,400	660,528
Matthews International Corp ‘A’	33,600	1,269,744
MAXIMUS Inc	18,300	654,225
Maytag Corp †	78,700	1,437,062
McCormick & Schmick’s Seafood Restaurants Inc *	1,200	25,344
Media General Inc ‘A’ †	20,700	1,200,807
Midas Inc *	18,600	369,768
Midway Games Inc * †	27,400	416,206
Mikohn Gaming Corp *	29,000	385,410
Monarch Casino & Resort Inc * †	5,500	93,445
Monro Muffler Brake Inc †	10,750	282,402
Movado Group Inc	17,300	323,856
Movie Gallery Inc †	26,625	276,634
MPS Group Inc *	110,400	1,302,720
MTR Gaming Group Inc * †	27,700	221,877
Multimedia Games Inc * †	29,100	282,561
National Presto Industries Inc	5,400	231,174
Nautilus Inc †	35,325	779,623
Navarre Corp * †	27,200	157,488
Navigant Consulting Inc * †	52,300	1,002,068
Netflix Inc * †	43,400	1,127,966
NetRatings Inc * †	14,000	213,080
New York & Co Inc * †	9,000	147,600
NIC Inc * †	35,400	231,870
Nu Skin Enterprises Inc ‘A’ †	59,800	1,139,190
NutriSystem Inc DE * †	18,100	452,862
Oakley Inc †	25,800	447,372
O’Charley’s Inc *	29,700	425,007
Overstock.com Inc * †	12,800	490,880
Oxford Industries Inc †	14,400	649,728
P.F. Chang’s China Bistro Inc * †	27,800	1,246,274
Pacific Sunwear of California Inc * †	75,800	1,625,152
Papa John’s International Inc * †	14,900	746,788
Parlux Fragrances Inc * †	4,100	119,474
Party City Corp * †	12,400	209,808
Payless ShoeSource Inc DE *	66,200	1,151,880
Pegasus Solutions Inc * †	31,100	279,278
Perry Ellis International Inc * †	15,700	341,318

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
PETCO Animal Supplies Inc *	62,700	$1,326,732
PHH Corp *	50,800	1,394,968
Phillips-Van Heusen Corp	21,600	670,032
Pier 1 Imports Inc †	82,700	932,029
Pinnacle Entertainment Inc * †	46,500	852,345
Playboy Enterprises Inc ‘B’ * †	19,700	277,770
Playtex Products Inc * †	36,500	401,500
Pre-Paid Legal Services Inc †	13,000	503,100
Prestige Brands Holdings Inc *	29,700	365,904
priceline.com Inc * †	26,749	516,791
PRIMEDIA Inc * †	156,500	640,085
ProQuest Co * †	27,000	977,400
Radio One Inc ‘D’ *	98,100	1,290,015
RARE Hospitality International Inc *	40,775	1,047,918
RC2 Corp *	18,900	638,064
Red Robin Gourmet Burgers Inc * †	14,400	660,096
Regent Communications Inc *	45,700	240,382
Regis Corp †	44,300	1,675,426
Renaissance Learning Inc †	6,300	112,140
Rent-Way Inc * †	27,900	191,673
Resources Connection Inc * †	53,000	1,570,390
Restoration Hardware Inc * †	37,300	235,736
Retail Ventures Inc * †	11,000	120,780
Revlon Inc ‘A’ * †	147,888	476,199
Riviera Holdings Corp * †	5,400	119,772
Rollins Inc †	33,425	652,456
Ruby Tuesday Inc †	63,400	1,379,584
Rush Enterprises Inc ‘A’ * †	29,600	452,288
Russ Berrie & Co Inc †	12,600	177,912
Russell Corp †	34,900	489,996
Ruth’s Chris Steak House Inc *	14,200	260,996
Ryan’s Restaurant Group Inc * †	47,900	558,993
Saga Communications Inc ‘A’ * †	12,231	162,672
Salem Communications Corp ‘A’ * †	11,000	202,840
Schawk Inc †	8,400	167,916
Scholastic Corp * †	31,400	1,160,544
School Specialty Inc * †	24,700	1,204,866
Select Comfort Corp * †	38,300	765,234
Sharper Image Corp * †	18,000	226,800
Shoe Carnival Inc * †	7,900	125,689
ShopKo Stores Inc *	33,500	854,920
Shuffle Master Inc * †	39,275	1,038,038
Sinclair Broadcast Group Inc ‘A’	58,800	521,556
SIRVA Inc * †	16,500	123,090
Six Flags Inc * †	98,800	710,372
Skechers U.S.A. Inc ‘A’ *	24,100	394,517
Sohu.com Inc * †	28,100	481,353
Sonic Automotive Inc	31,200	693,264
Source Interlink Cos Inc * †	43,200	477,792
SOURCECORP Inc *	19,400	415,936
Spanish Broadcasting System Inc ‘A’ *	52,450	376,591
Speedway Motorsports Inc	16,300	592,179
Spherion Corp * †	68,760	522,576
Stage Stores Inc †	29,100	781,917
Stamps.com Inc * †	21,349	367,416
Stanley Furniture Co Inc	18,400	481,896
StarTek Inc †	17,000	224,400
Stein Mart Inc	24,300	493,290
Steinway Musical Instruments Inc *	7,500	197,625
Steven Madden Ltd *	13,800	316,296
Stewart Enterprises Inc ‘A’ †	112,800	747,864
Strayer Education Inc	16,800	1,587,936
Sturm, Ruger & Co Inc †	23,900	219,880
TeleTech Holdings Inc * †	42,900	429,858
Tetra Tech Inc * †	55,518	933,813
Texas Roadhouse Inc ‘A’ * †	36,600	545,340
The Advisory Board Co * †	18,600	967,944
The Bombay Co Inc * †	40,500	178,605
The Bon-Ton Stores Inc †	8,900	172,838

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
The Buckle Inc	5,100	$173,247
The Cato Corp ‘A’	33,300	663,669
The Children’s Place Retail Stores Inc * †	20,400	727,056
The Dress Barn Inc * †	28,570	650,253
The Finish Line Inc ‘A’ †	42,800	624,452
The Geo Group Inc * †	10,100	267,650
The J. Jill Group Inc *	23,400	370,188
The Pantry Inc * †	15,500	579,235
The Pep Boys-Manny, Moe & Jack †	65,200	902,368
The Providence Service Corp *	5,700	174,363
The Reader’s Digest Association Inc	105,700	1,688,029
The Sports Authority Inc * †	27,464	808,540
The Steak n Shake Co * †	22,860	414,909
The Stride Rite Corp †	47,700	611,514
The Talbots Inc †	20,600	616,352
The Topps Co Inc †	40,400	331,684
The Warnaco Group Inc * †	49,100	1,075,781
The Yankee Candle Co Inc †	48,200	1,180,900
Thomas Nelson Inc †	11,400	213,864
THQ Inc * †	68,400	1,458,288
TiVo Inc * †	71,300	391,437
Too Inc * †	40,100	1,099,943
Tractor Supply Co * †	37,300	1,702,745
Trans World Entertainment Corp * †	26,500	209,085
Travelzoo Inc * †	1,800	39,942
Triarc Cos Inc ‘B’ †	40,600	619,962
TRM Corp * †	15,800	240,002
Tuesday Morning Corp †	27,400	708,838
Tupperware Corp †	59,500	1,355,410
UniFirst Corp	9,900	347,193
United Auto Group Inc †	24,200	799,568
United Natural Foods Inc *	47,700	1,686,672
United Online Inc †	58,750	813,688
United Stationers Inc * †	35,200	1,684,672
Universal Electronics Inc * †	13,200	228,228
Universal Technical Institute Inc *	19,400	690,834
USANA Health Sciences Inc * †	10,900	519,930
Vail Resorts Inc * †	27,800	799,250
Valassis Communications Inc * †	55,500	2,163,390
ValueClick Inc * †	90,100	1,539,809
ValueVision Media Inc ‘A’ * †	29,000	329,150
Ventiv Health Inc * †	33,200	870,172
Vertrue Inc * †	9,500	345,325
Viad Corp	19,000	519,650
Volcom Inc *	5,100	142,851
Volt Information Sciences Inc *	6,000	121,920
Waste Connections Inc *	53,400	1,873,272
Waste Services Inc * †	46,700	172,790
Water Pik Technologies Inc *	6,700	136,010
Watson Wyatt & Co Holdings	34,700	935,165
WESCO International Inc * †	30,700	1,039,809
West Marine Inc * †	19,500	288,210
Weyco Group Inc †	600	11,700
Wilsons The Leather Experts Inc *	9,800	59,780
Wireless Facilities Inc *	71,700	415,860
WMS Industries Inc * †	22,100	621,673
Wolverine World Wide Inc †	66,900	1,408,245
World Fuel Services Corp	24,300	788,535
World Wrestling Entertainment Inc	8,700	113,100
WorldSpace Inc ‘A’ *	12,900	181,761
WPT Enterprises Inc * †	10,000	88,200
Zale Corp *	57,700	1,568,286
Zumiez Inc * †	6,500	212,095

		229,698,426

Consumer Staples - 1.92%
Alliance One International Inc †	91,900	325,326
American Italian Pasta Co ‘A’ †	18,300	195,078
Arden Group Inc ‘A’ †	800	60,208

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Aurora Foods Inc *	400	$4
Casey’s General Stores Inc †	60,100	1,394,320
Chiquita Brands International Inc †	40,300	1,126,385
Coca-Cola Bottling Co Consolidated †	4,500	220,230
Farmer Brothers Co †	5,000	100,950
Flowers Foods Inc	59,175	1,614,294
Green Mountain Coffee Roasters Inc * †	1,900	66,082
Hansen Natural Corp * †	18,000	847,440
Ingles Markets Inc ‘A’ †	22,100	349,180
J&J Snack Foods Corp	7,900	456,620
John B. Sanfilippo & Son Inc * †	8,400	147,000
Lance Inc	37,000	646,020
Longs Drug Stores Corp †	29,800	1,278,122
M&F Worldwide Corp * †	11,400	177,270
Maui Land & Pineapple Co Inc * †	2,500	75,075
Nash Finch Co †	17,000	717,230
National Beverage Corp *	8,100	62,856
Nature’s Sunshine Products Inc	16,300	378,812
NBTY Inc * †	55,400	1,301,900
Pathmark Stores Inc *	40,000	450,800
Peet’s Coffee & Tea Inc * †	18,220	557,896
Performance Food Group Co * †	45,800	1,445,448
Premium Standard Farms Inc	10,700	158,574
Provide Commerce Inc * †	11,600	281,532
Ralcorp Holdings Inc	34,724	1,455,630
Reddy Ice Holdings Inc	11,100	227,661
Ruddick Corp	40,100	924,305
Sanderson Farms Inc †	15,950	592,702
Schweitzer-Mauduit International Inc †	20,200	450,864
Seaboard Corp †	300	411,900
Sensient Technologies Corp †	56,500	1,070,675
Smart & Final Inc * †	14,100	182,454
Spartan Stores Inc *	27,400	282,220
Star Scientific Inc * †	44,400	149,184
The Boston Beer Co Inc ‘A’ * †	15,900	397,500
The Great Atlantic & Pacific Tea Co Inc * †	18,600	527,496
The Hain Celestial Group Inc * †	32,000	620,800
Tootsie Roll Industries Inc †	22,300	708,025
Universal Corp †	30,200	1,172,666
Vector Group Ltd †	34,865	697,654
Weis Markets Inc	15,100	604,151
Wild Oats Markets Inc * †	30,300	389,658

		25,300,197

Energy - 6.04%
Alon USA Energy Inc *	11,500	277,725
Alpha Natural Resources Inc * †	31,300	940,252
Atlas America Inc * †	15,233	744,132
ATP Oil & Gas Corp * †	15,700	515,588
Atwood Oceanics Inc * †	11,900	1,002,099
Berry Petroleum Co ‘A’ †	16,700	1,113,723
Bill Barrett Corp * †	13,800	508,116
Bois d’Arc Energy Inc * †	6,400	110,144
Brigham Exploration Co * †	24,900	319,965
Bronco Drilling Co Inc *	5,600	154,280
Cabot Oil & Gas Corp †	55,700	2,813,407
Cal Dive International Inc * †	43,700	2,771,017
Callon Petroleum Co *	20,500	429,065
Calpine Corp * †	550,600	1,426,054
CARBO Ceramics Inc †	20,700	1,365,993
Carrizo Oil & Gas Inc * †	24,900	729,570
Cheniere Energy Inc * †	50,800	2,101,088
Cimarex Energy Co *	82,909	3,758,265
Clayton Williams Energy Inc * †	6,000	259,200
Comstock Resources Inc *	38,800	1,273,028
Crosstex Energy Inc	3,500	223,860
Dril-Quip Inc *	5,000	240,000
Edge Petroleum Corp *	25,300	667,667
Encore Acquisition Co *	47,550	1,847,318

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Endeavour International Corp * †	38,500	$192,500
Energy Partners Ltd * †	30,800	961,576
Evergreen Solar Inc * †	52,300	487,959
Foundation Coal Holdings Inc	25,200	968,940
Frontier Oil Corp †	61,800	2,740,830
FuelCell Energy Inc * †	53,600	587,992
FX Energy Inc * †	44,200	529,074
Gasco Energy Inc *	58,300	387,695
Global Industries Ltd * †	100,000	1,474,000
Global Power Equipment Group Inc * †	30,700	218,891
Goodrich Petroleum Corp * †	15,200	356,744
Grey Wolf Inc * †	202,600	1,707,918
Gulf Island Fabrication Inc †	13,200	379,500
Hanover Compressor Co * †	92,700	1,284,822
Harvest Natural Resources Inc * †	49,300	528,989
Holly Corp	23,100	1,477,938
Hornbeck Offshore Services Inc * †	10,600	388,278
Hydril Co *	22,100	1,516,944
Input/Output Inc * †	71,300	568,974
James River Coal Co * †	11,100	560,217
KFX Inc * †	56,800	972,416
Lufkin Industries Inc	13,900	605,345
MarkWest Hydrocarbon Inc	500	12,500
McMoRan Exploration Co * †	26,500	515,160
Meridian Resource Corp * †	91,900	383,223
Newpark Resources Inc * †	95,500	804,110
Oceaneering International Inc * †	28,600	1,527,526
Oil States International Inc *	37,900	1,376,149
Parallel Petroleum Corp * †	43,000	602,000
Parker Drilling Co *	116,300	1,078,101
Penn Virginia Corp	17,400	1,004,154
Petrohawk Energy Corp *	66,693	961,046
Petroleum Development Corp * †	21,200	812,808
PetroQuest Energy Inc * †	55,900	583,596
Pioneer Drilling Co *	13,900	271,328
Plug Power Inc * †	46,542	316,486
Remington Oil & Gas Corp *	28,000	1,162,000
Resource America Inc ‘A’	16,900	299,637
RPC Inc	16,250	418,600
SEACOR Holdings Inc * †	20,869	1,514,672
Spinnaker Exploration Co *	26,700	1,727,223
St. Mary Land & Exploration Co †	65,300	2,389,980
Stone Energy Corp * †	25,651	1,565,737
Superior Energy Services Inc *	75,200	1,736,368
Superior Well Services Inc *	7,000	161,700
Swift Energy Co *	33,100	1,514,325
Syntroleum Corp * †	48,200	701,792
TETRA Technologies Inc * †	42,375	1,322,948
The Houston Exploration Co * †	28,000	1,883,000
TODCO ‘A’	55,300	2,306,563
Toreador Resources Corp * †	18,100	640,740
TransMontaigne Inc * †	48,800	389,912
Tri-Valley Corp * †	17,800	177,110
Universal Compression Holdings Inc * †	16,400	652,228
Veritas DGC Inc *	38,900	1,424,518
W&T Offshore Inc	13,400	434,562
Warren Resources Inc * †	19,400	324,950
W-H Energy Services Inc * †	34,100	1,105,522
Whiting Petroleum Corp *	28,700	1,258,208

		79,849,580

Financial Services - 22.05%
1st Source Corp †	10,622	245,899
21st Century Insurance Group †	30,700	489,665
Aames Investment Corp	43,800	275,064
ABC Bancorp †	12,540	240,643
Acadia Realty Trust	36,900	663,831
Accredited Home Lenders Holding Co * †	20,700	727,812
ACE Cash Express Inc * †	12,100	236,071

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Advance America Cash Advance Centers Inc †	72,500	$960,625
Advanta Corp ‘B’ †	20,200	570,246
Advent Software Inc *	28,400	765,096
Affirmative Insurance Holdings Inc †	16,800	244,608
Affordable Residential Communities Inc †	25,900	261,849
Agree Realty Corp	3,700	104,525
Alabama National Bancorp †	13,500	863,190
Alexander’s Inc *	1,500	405,000
Alexandria Real Estate Equities Inc †	22,100	1,827,449
Alfa Corp	31,400	523,752
AMCORE Financial Inc †	26,700	833,307
Amegy Bancorp Inc †	66,900	1,513,947
American Campus Communities Inc †	15,200	365,104
American Equity Investment Life Holding Co †	42,900	486,915
American Home Mortgage Investment Corp †	34,921	1,058,106
American Physicians Capital Inc *	11,600	569,908
AmericanWest Bancorp *	17,760	410,611
Ames National Corp †	5,400	149,040
AMLI Residential Properties Trust †	27,900	894,753
Anchor BanCorp Wisconsin Inc	24,100	710,468
Anthracite Capital Inc †	57,900	670,482
Anworth Mortgage Asset Corp †	50,900	420,943
Apollo Investment Corp †	66,166	1,310,087
Arbor Realty Trust Inc	13,500	379,350
Archipelago Holdings Inc * †	31,350	1,249,298
Ares Capital Corp	17,915	291,656
Argonaut Group Inc * †	32,900	888,629
Arrow Financial Corp †	6,282	170,367
Ashford Hospitality Trust Inc †	49,600	533,696
Asset Acceptance Capital Corp * †	4,900	146,853
Asta Funding Inc †	13,800	418,968
Baldwin & Lyons Inc ‘B’	13,400	335,402
BancFirst Corp	2,700	229,500
BancorpSouth Inc †	82,600	1,887,410
BancTrust Financial Group Inc	4,700	90,616
Bank Mutual Corp	60,747	651,208
Bank of Granite Corp	10,750	204,680
Bank of the Ozarks Inc †	12,100	415,393
BankAtlantic Bancorp Inc ‘A’	53,600	910,664
BankFinancial Corp *	26,700	379,140
Bankrate Inc * †	5,900	161,837
BankUnited Financial Corp ‘A’	32,500	743,275
Banner Corp	11,100	295,704
BB&T Corp	7	273
Bedford Property Investors Inc †	20,100	479,184
Berkshire Hills Bancorp Inc †	9,600	326,400
Beverly Hills Bancorp Inc	6,600	67,716
BFC Financial Corp ‘A’	34,300	239,414
Bimini Mortgage Management Inc ‘A’ †	13,300	150,290
BioMed Realty Trust Inc †	12,750	316,200
BKF Capital Group Inc †	10,400	321,672
Boston Private Financial Holdings Inc †	35,200	934,208
Boykin Lodging Co *	29,200	362,664
Brandywine Realty Trust †	55,000	1,709,950
Bristol West Holdings Inc †	11,800	215,350
Brookline Bancorp Inc †	65,442	1,035,292
Calamos Asset Management Inc ‘A’ †	27,700	683,636
Camden National Corp	5,200	195,884
Capital Automotive REIT †	44,900	1,738,079
Capital City Bank Group Inc †	9,656	364,128
Capital Corp of the West	9,540	291,447
Capital Crossing Bank * †	10,400	361,296
Capital Lease Funding Inc †	38,100	394,335
Capital Southwest Corp †	1,700	144,789
Capital Trust Inc ‘A’ †	8,800	283,008
Capitol Bancorp Ltd †	9,000	291,600
Cascade Bancorp †	24,400	509,716
Cash America International Inc	32,300	670,225
Cathay General Bancorp †	48,248	1,710,874

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
CCC Information Services Group Inc *	3,512	$91,769
Cedar Shopping Centers Inc †	21,400	309,658
Center Financial Corp †	16,900	397,150
Central Coast Bancorp * †	7,582	161,572
Central Pacific Financial Corp †	35,898	1,262,892
Ceres Group Inc * †	23,000	129,490
Charter Financial Corp †	1,100	37,499
CharterMac †	48,900	1,002,450
Chemical Financial Corp	26,740	869,050
Chittenden Corp	49,217	1,304,743
Citizens & Northern Corp †	4,600	122,820
Citizens Banking Corp †	50,300	1,428,520
Citizens Inc * †	25,175	161,624
City Bank	6,400	219,072
City Holding Co	21,506	769,055
Clifton Savings Bancorp Inc †	6,200	63,860
CNA Surety Corp *	8,000	113,760
Coastal Financial Corp †	10,633	159,708
CoBiz Inc †	14,625	272,171
Cohen & Steers Inc †	5,000	100,000
Collegiate Funding Services Inc * †	8,550	126,626
Colonial Properties Trust †	41,914	1,864,335
Colony Bankcorp Inc †	1,800	48,708
Columbia Bancorp †	6,600	265,254
Columbia Banking System Inc †	21,375	560,666
Columbia Equity Trust Inc *	15,100	220,460
Commercial Bankshares Inc †	1,600	60,144
Commercial Capital Bancorp Inc †	46,932	797,844
Commercial Federal Corp	44,600	1,522,644
Commercial Net Lease Realty Inc †	54,000	1,080,000
Community Bancorp *	9,500	313,405
Community Bank System Inc †	28,800	650,880
Community Banks Inc †	28,063	788,851
Community Trust Bancorp Inc †	13,485	433,947
CompuCredit Corp * †	19,000	843,980
Corporate Office Properties Trust †	30,800	1,076,460
Correctional Properties Trust †	11,600	341,156
Corus Bankshares Inc †	21,300	1,167,879
Cousins Properties Inc	37,700	1,139,294
Covanta Holding Corp * †	113,530	1,524,708
Crawford & Co ‘B’ †	24,800	194,184
Criimi MAE Inc * †	11,000	189,310
CVB Financial Corp †	47,656	886,402
CyberSource Corp *	28,400	186,872
Deerfield Triarc Capital Corp	27,300	378,378
Delphi Financial Group Inc ‘A’	29,660	1,388,088
Delta Financial Corp †	2,600	18,980
DiamondRock Hospitality Co †	38,100	447,675
Digital Insight Corp * †	39,900	1,039,794
Digital Realty Trust Inc †	1,000	18,000
Dime Community Bancshares Inc	37,075	545,744
Direct General Corp †	21,500	424,195
Donegal Group Inc ‘A’ †	7,333	159,126
Doral Financial Corp †	96,800	1,265,176
EastGroup Properties Inc	23,200	1,015,000
ECC Capital Corp †	60,500	197,230
Education Realty Trust Inc †	21,800	364,060
eFunds Corp *	54,500	1,026,235
Electro Rent Corp *	12,700	159,766
E-Loan Inc * †	80,500	337,295
EMC Insurance Group Inc	700	12,635
Encore Capital Group Inc * †	19,200	342,528
Enterprise Financial Services Corp †	2,400	50,928
Entertainment Properties Trust †	30,000	1,338,900
Equity Inns Inc †	65,000	877,500
Equity Lifestyle Properties Inc †	21,200	954,000
Equity One Inc †	33,200	771,900
eSpeed Inc ‘A’ * †	30,800	233,464
EuroBancshares Inc * †	5,600	83,496

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Euronet Worldwide Inc * †	29,900	$884,741
Extra Space Storage Inc †	23,350	359,123
F.N.B. Corp FL †	52,840	913,075
FactSet Research Systems Inc †	32,749	1,154,075
Farmers Capital Bank Corp †	3,400	105,332
FBL Financial Group Inc ‘A’ †	9,928	297,344
Federal Agricultural Mortgage Corp ‘C’ †	16,800	408,912
FelCor Lodging Trust Inc * †	55,500	840,825
Fidelity Bankshares Inc †	25,550	780,553
Fieldstone Investment Corp	51,800	603,988
Financial Federal Corp †	18,700	744,260
Financial Institutions Inc †	4,800	88,368
First Acceptance Corp * †	12,600	127,386
First BanCorp †	79,530	1,345,648
First Bancorp NC †	8,400	168,336
First Busey Corp †	10,500	204,435
First Cash Financial Services Inc *	18,700	492,184
First Charter Corp	30,300	741,744
First Citizens BancShares Inc ‘A’	6,900	1,177,485
First Commonwealth Financial Corp †	74,214	989,273
First Community Bancorp	16,700	798,761
First Community Bancshares Inc †	9,848	288,940
First Defiance Financial Corp †	2,900	79,547
First Financial Bancorp	33,442	622,021
First Financial Bankshares Inc †	18,116	630,980
First Financial Corp †	15,400	415,800
First Financial Holdings Inc	14,300	439,296
First Indiana Corp †	16,091	548,220
First Industrial Realty Trust Inc †	48,800	1,954,440
First Merchants Corp †	17,006	439,265
First Midwest Bancorp Inc †	48,558	1,808,300
First Niagara Financial Group Inc †	122,783	1,772,987
First Oak Brook Bancshares Inc	3,600	109,044
First Place Financial Corp †	9,200	203,964
First Potomac Realty Trust †	12,100	310,970
First Regional Bancorp * †	4,600	362,434
First Republic Bank	22,950	808,528
First South Bancorp Inc VA †	1,300	43,303
First State Bancorp	23,200	491,608
FirstFed Financial Corp *	17,500	941,675
Flagstar Bancorp Inc †	34,400	553,840
Flushing Financial Corp	16,525	270,514
FNB Corp †	4,700	130,096
FPIC Insurance Group Inc * †	10,800	388,692
Franklin Bank Corp * †	19,300	311,695
Fremont General Corp †	63,900	1,394,937
Frontier Financial Corp †	22,499	652,471
Gables Residential Trust †	33,400	1,457,910
GAMCO Investors Inc ‘A’ †	7,500	343,875
GATX Corp †	46,700	1,846,985
GB&T Bancshares Inc †	7,574	160,796
Getty Realty Corp †	15,900	457,602
GFI Group Inc *	6,200	255,254
Glacier Bancorp Inc †	33,106	1,021,982
Gladstone Capital Corp †	17,700	399,135
Gladstone Investment Corp	18,100	265,708
Glenborough Realty Trust Inc †	28,300	543,360
Glimcher Realty Trust †	40,400	988,588
GMH Communities Trust	32,200	472,374
Gold Banc Corp Inc †	51,000	759,900
Government Properties Trust Inc †	36,300	355,740
Gramercy Capital Corp †	8,950	214,442
Great American Financial Resources Inc	8,950	179,000
Great Southern Bancorp Inc †	9,500	284,240
Greater Bay Bancorp †	54,300	1,337,952
Greene County Bancshares Inc †	11,600	300,208
Greenhill & Co Inc †	11,100	462,759
Hancock Holding Co †	28,400	969,576
Hanmi Financial Corp †	34,438	618,162

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Harbor Florida Bancshares Inc †	25,800	$935,766
Harleysville Group Inc	20,600	494,400
Harleysville National Corp †	31,391	689,028
Harris & Harris Group Inc * †	24,800	275,280
HealthExtras Inc * †	22,700	485,326
Heartland Financial USA Inc †	7,850	152,526
Heritage Commerce Corp *	19,600	407,680
Heritage Property Investment Trust Inc †	26,700	934,500
Hersha Hospitality Trust †	35,000	347,550
Highland Hospitality Corp	30,100	308,826
Highwoods Properties Inc	61,540	1,816,045
Hilb Rogal & Hobbs Co †	34,000	1,268,880
Home Properties Inc †	36,600	1,436,550
HomeBanc Corp	45,700	352,804
Homestore Inc * †	156,300	679,905
Horace Mann Educators Corp †	52,400	1,036,472
Horizon Financial Corp	10,700	235,400
Hudson United Bancorp †	43,700	1,849,821
Huron Consulting Group Inc *	3,000	80,460
Hypercom Corp * †	55,800	363,816
IBERIABANK Corp †	11,625	617,869
Impac Mortgage Holdings Inc †	86,000	1,054,360
Independence Holding Co	3,700	67,340
Independent Bank Corp MA †	15,100	458,738
Independent Bank Corp MI	26,199	760,806
Infinity Property & Casualty Corp †	21,700	761,453
Inland Real Estate Corp †	63,100	988,146
Innkeepers USA Trust	45,400	701,430
Integra Bank Corp †	20,800	451,360
Interchange Financial Services Corp NJ †	12,875	222,222
International Securities Exchange Inc * †	7,900	184,860
Interpool Inc †	2,900	52,925
Investment Technology Group Inc * †	47,900	1,417,840
Investors Real Estate Trust †	48,200	457,900
iPayment Inc *	15,400	582,736
Irwin Financial Corp †	19,300	393,527
ITLA Capital Corp * †	8,600	451,414
Jack Henry & Associates Inc †	69,900	1,356,060
JER Investors Trust Inc *	13,300	240,198
John H. Harland Co †	32,600	1,447,440
Jones Lang LaSalle Inc	36,300	1,671,978
Kansas City Life Insurance Co	2,000	102,340
Kearny Financial Corp †	23,200	290,000
Kilroy Realty Corp †	30,700	1,720,121
Kite Realty Group Trust	12,300	183,516
KMG America Corp * †	11,800	94,400
KNBT Bancorp Inc	27,800	432,846
Knight Capital Group Inc ‘A’ * †	126,600	1,052,046
Kronos Inc *	36,312	1,620,968
La Quinta Corp * †	195,500	1,698,895
LaBranche & Co Inc * †	68,900	598,741
Lakeland Bancorp Inc †	10,603	162,542
Lakeland Financial Corp	9,700	401,095
LandAmerica Financial Group Inc †	19,700	1,273,605
LaSalle Hotel Properties	31,800	1,095,510
Lexington Corporate Properties Trust †	48,900	1,151,595
LTC Properties Inc †	16,800	356,160
Luminent Mortgage Capital Inc †	40,600	306,530
Macatawa Bank Corp †	8,096	276,964
MAF Bancorp Inc	34,461	1,412,901
Maguire Properties Inc †	33,900	1,018,695
Main Street Banks Inc †	15,700	420,760
MainSource Financial Group Inc	18,605	329,867
MarketAxess Holdings Inc * †	30,900	420,240
Marlin Business Services Corp *	2,000	46,080
MB Financial Inc	19,950	777,651
MBT Financial Corp †	9,754	179,766
MCG Capital Corp †	58,500	986,895
McGrath RentCorp †	17,500	495,775

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Medical Properties Trust Inc	14,000	$137,200
Mercantile Bank Corp	11,155	477,322
Mercantile Bankshares Corp	1	54
MeriStar Hospitality Corp * †	87,300	797,049
Metris Cos Inc * †	55,100	806,113
MFA Mortgage Investments Inc †	96,500	591,545
Mid-America Apartment Communities Inc	20,100	934,851
Mid-State Bancshares †	29,000	797,790
Midwest Banc Holdings Inc †	12,000	277,440
MoneyGram International Inc	85,500	1,856,205
Morningstar Inc * †	11,900	380,800
MortgageIT Holdings Inc †	3,150	44,793
Nara Bancorp Inc †	27,300	408,135
NASB Financial Inc †	500	20,000
National Financial Partners Corp †	34,700	1,566,358
National Health Investors Inc †	24,900	687,489
National Health Realty Inc †	600	11,646
National Penn Bancshares Inc †	31,273	778,385
National Western Life Insurance Co ‘A’ *	2,000	422,500
Nationwide Health Properties Inc †	76,900	1,791,770
Navigators Group Inc *	9,400	350,808
NBC Capital Corp †	4,641	116,396
NBT Bancorp Inc †	33,795	797,224
NCO Group Inc *	28,600	590,876
NDCHealth Corp †	43,900	830,588
NetBank Inc	58,300	484,473
NewAlliance Bancshares Inc †	111,800	1,636,752
Newcastle Investment Corp	44,000	1,227,600
NGP Capital Resources Co †	10,082	151,835
Northern Empire Bankshares * †	4,100	102,172
NorthStar Realty Finance Corp	8,900	83,571
Northwest Bancorp Inc	16,100	342,125
NovaStar Financial Inc †	31,400	1,035,886
OceanFirst Financial Corp	6,255	150,996
Ocwen Financial Corp * †	36,500	253,310
Odyssey Re Holdings Corp †	7,100	181,334
Ohio Casualty Corp	71,900	1,949,928
Old National Bancorp IN †	76,795	1,629,590
Old Second Bancorp Inc †	15,166	452,553
Omega Financial Corp †	12,600	353,178
Omega Healthcare Investors Inc †	54,200	754,464
One Liberty Properties Inc †	14,500	288,695
optionsXpress Holdings Inc †	21,900	416,976
Oriental Financial Group Inc †	29,613	362,463
Origen Financial Inc †	11,100	84,027
Pacific Capital Bancorp	48,687	1,620,790
Park National Corp †	12,934	1,400,364
Parkway Properties Inc	14,900	699,108
Partners Trust Financial Group Inc †	40,168	462,735
Peapack-Gladstone Financial Corp †	5,962	163,597
PennFed Financial Services Inc	9,692	177,170
Pennsylvania Commerce Bancorp Inc *	700	24,976
Pennsylvania REIT †	35,942	1,516,034
Peoples Bancorp Inc †	14,995	414,312
PFF Bancorp Inc	25,170	761,644
PICO Holdings Inc *	6,300	221,382
Pinnacle Financial Partners Inc *	13,100	329,858
Piper Jaffray Cos *	20,400	609,144
Placer Sierra Bancshares †	4,200	115,374
PMA Capital Corp ‘A’ * †	40,200	352,956
Portfolio Recovery Associates Inc * †	19,400	837,692
Post Properties Inc	44,800	1,668,800
Preferred Bank	7,600	305,444
PremierWest Bancorp * †	5,800	87,580
Prentiss Properties Trust †	47,100	1,912,260
Presidential Life Corp	21,800	392,400
PRG-Schultz International Inc * †	49,050	147,640
PrivateBancorp Inc †	20,200	692,456
ProAssurance Corp * †	29,850	1,393,100

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Prosperity Bancshares Inc †	18,700	$565,675
Provident Bankshares Corp	39,208	1,363,654
Provident Financial Holdings Inc	5,200	145,860
Provident Financial Services Inc †	77,089	1,356,766
Provident New York Bancorp †	36,234	422,851
PS Business Parks Inc CA	14,900	682,420
QC Holdings Inc *	500	6,520
R&G Financial Corp ‘B’	34,500	474,375
RAIT Investment Trust †	31,100	886,350
Ramco-Gershenson Properties Trust †	14,268	416,483
Redwood Trust Inc	20,900	1,015,949
Renasant Corp †	7,046	223,006
Republic Bancorp Inc KY ‘A’	8,337	174,410
Republic Bancorp Inc MI †	74,330	1,051,026
RLI Corp	22,200	1,026,972
Rockville Financial Inc * †	20,100	268,134
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,247	72,538
S&T Bancorp Inc †	27,000	1,020,600
S.Y. Bancorp Inc †	8,500	202,130
S1 Corp *	87,618	342,586
Safety Insurance Group Inc †	11,400	405,726
Sanders Morris Harris Group Inc †	13,500	220,725
Sandy Spring Bancorp Inc †	15,550	524,035
Santander BanCorp †	2,715	66,870
Saul Centers Inc †	14,800	532,652
Saxon Capital Inc †	53,000	628,050
SCBT Financial Corp	6,615	208,902
Seacoast Banking Corp of Florida	12,310	288,423
Security Bank Corp	4,700	116,983
Selective Insurance Group Inc	32,800	1,603,920
Senior Housing Properties Trust	61,100	1,160,900
Sierra Bancorp †	300	6,840
Signature Bank * †	18,000	485,820
Simmons First National Corp ‘A’ †	12,600	359,352
Sizeler Property Investors Inc †	9,500	115,330
Sotheby’s Holdings Inc ‘A’ *	50,500	844,360
Sound Federal Bancorp Inc †	3,700	61,827
Southside Bancshares Inc †	10,384	197,400
Southwest Bancorp Inc	20,900	459,173
Sovran Self Storage Inc †	16,900	827,255
Spirit Finance Corp †	71,800	807,750
State Auto Financial Corp	10,400	329,056
State Bancorp Inc †	5,284	94,689
State Financial Services Corp ‘A’	6,600	241,032
Sterling Bancorp	18,374	413,599
Sterling Bancshares Inc	57,050	839,206
Sterling Financial Corp PA †	33,163	668,234
Sterling Financial Corp WA †	42,300	953,865
Stewart Information Services Corp	18,100	926,720
Stifel Financial Corp * †	3,500	125,650
Strategic Hotel Capital Inc	51,550	941,303
Suffolk Bancorp †	12,400	395,684
Summit Bancshares Inc TX †	3,600	66,132
Summit Financial Group Inc †	1,500	40,875
Sun Bancorp Inc NJ *	11,970	252,447
Sun Communities Inc †	17,200	563,472
Sunstone Hotel Investors Inc	30,600	746,334
Susquehanna Bancshares Inc	49,471	1,189,283
SVB Financial Group * †	40,400	1,965,056
SWS Group Inc †	17,130	280,932
Tanger Factory Outlet Centers Inc †	34,400	956,664
Tarragon Corp * †	6,850	127,136
Taubman Centers Inc	53,800	1,705,460
Taylor Capital Group Inc †	800	30,256
Technology Investment Capital Corp	5,400	85,266
Texas Capital Bancshares Inc * †	23,700	501,255
Texas Regional Bancshares Inc ‘A’	48,198	1,387,620
The Banc Corp * †	2,700	29,160
The Bancorp Inc *	9,670	154,623

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
The Enstar Group Inc * †	1,400	$90,846
The Midland Co †	7,300	263,019
The Nasdaq Stock Market Inc * †	42,900	1,087,515
The Phoenix Cos Inc †	100,900	1,230,980
The Town & Country Trust †	23,300	676,166
TierOne Corp	24,500	644,595
TNS Inc *	9,000	218,250
Tompkins Trustco Inc †	9,119	394,397
Tower Group Inc	10,100	152,712
TradeStation Group Inc * †	30,300	307,242
Triad Guaranty Inc * †	9,100	356,902
Trico Bancshares	12,900	277,608
TrustCo Bank Corp NY †	79,908	1,001,247
Trustmark Corp	50,200	1,398,070
Trustreet Properties Inc †	61,500	962,475
U.S.B. Holding Co Inc †	10,851	247,396
UCBH Holdings Inc †	104,700	1,918,104
UICI	42,100	1,515,600
UMB Financial Corp †	17,141	1,125,821
Umpqua Holdings Corp †	52,838	1,285,020
Union Bankshares Corp	9,300	388,554
United Bankshares Inc †	39,800	1,391,010
United Community Banks Inc †	28,049	799,397
United Community Financial Corp †	28,724	322,283
United Fire & Casualty Co †	19,700	888,667
United PanAm Financial Corp *	5,200	129,844
United Rentals Inc * †	66,300	1,306,773
United Security Bancshares Inc †	2,000	54,880
Universal American Financial Corp * †	30,100	684,474
Universal Health Realty Income Trust †	16,100	535,325
Univest Corp of Pennsylvania †	9,599	265,412
Unizan Financial Corp	24,807	600,577
Urstadt Biddle Properties Inc ‘A’ †	22,300	338,068
USI Holdings Corp * †	38,400	498,816
U-Store-It Trust †	30,400	616,208
Value Line Inc †	300	11,742
Vineyard National Bancorp †	12,200	360,510
Virginia Commerce Bancorp Inc * †	10,231	277,055
Virginia Financial Group Inc †	11,643	419,730
W Holding Co Inc †	103,300	987,548
Waddell & Reed Financial Inc ‘A’	73,800	1,428,768
Washington REIT †	43,900	1,365,729
Washington Trust Bancorp Inc †	15,000	407,850
WesBanco Inc †	24,100	662,750
West Bancorp Inc †	17,769	329,082
West Coast Bancorp †	15,700	392,500
Westamerica Bancorp †	34,800	1,797,420
Western Sierra Bancorp * †	7,067	243,387
Westfield Financial Inc †	2,200	51,700
Wilshire Bancorp Inc †	16,400	250,920
Winston Hotels Inc †	26,400	264,000
Wintrust Financial Corp	27,600	1,387,176
World Acceptance Corp *	23,600	599,676
Wright Express Corp * †	42,700	921,893
WSFS Financial Corp	8,700	512,343
Yardville National Bancorp †	13,000	458,250
Zenith National Insurance Corp †	14,900	934,081
ZipRealty Inc * †	500	6,370

		291,402,762

Health Care - 11.59%
Aastrom Biosciences Inc * †	132,700	311,845
Abaxis Inc * †	16,500	215,325
Abgenix Inc * †	103,400	1,311,112
ABIOMED Inc * †	13,100	131,917
ACADIA Pharmaceuticals Inc * †	7,800	88,686
Adams Respiratory Therapeutics Inc *	8,700	280,923
Adeza Biomedical Corp *	10,100	175,841
Adolor Corp *	48,700	520,116

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Advanced Neuromodulation Systems Inc * †	21,050	$999,033
Albany Molecular Research Inc *	32,500	395,850
Alexion Pharmaceuticals Inc * †	29,700	822,096
Align Technology Inc * †	59,200	397,824
Alkermes Inc * †	95,900	1,611,120
Alliance Imaging Inc * †	7,400	63,270
Allied Healthcare International Inc *	20,200	114,130
Allscripts Healthcare Solutions Inc * †	33,500	603,670
Alpharma Inc ‘A’ †	37,100	922,677
Amedisys Inc * †	19,700	768,300
America Service Group Inc *	15,700	260,463
American Dental Partners Inc *	4,000	135,680
American Healthways Inc * †	36,000	1,526,400
American Medical Systems Holdings Inc * †	73,300	1,476,995
American Retirement Corp * †	24,000	451,920
AmSurg Corp * †	36,000	984,960
Amylin Pharmaceuticals Inc * †	115,300	4,011,287
Analogic Corp †	14,600	735,986
Andrx Corp * †	72,900	1,124,847
Animas Corp * †	9,400	147,580
Antigenics Inc * †	31,900	172,898
Applera Corp-Celera Genomics Group *	79,199	960,684
Apria Healthcare Group Inc *	55,900	1,783,769
Arena Pharmaceuticals Inc * †	48,100	476,190
ARIAD Pharmaceuticals Inc * †	68,100	505,983
ArQule Inc * †	22,700	177,741
Array BioPharma Inc * †	20,400	146,472
Arrow International Inc †	21,800	614,760
ArthroCare Corp * †	28,800	1,158,336
Aspect Medical Systems Inc *	17,300	512,599
AtheroGenics Inc * †	44,500	713,335
Avanir Pharmaceuticals ‘A’ * †	88,800	274,392
Barrier Therapeutics Inc * †	18,600	156,054
Bentley Pharmaceuticals Inc * †	13,300	158,935
Beverly Enterprises Inc * †	117,400	1,438,150
Bioenvision Inc * †	53,200	427,196
BioMarin Pharmaceutical Inc * †	77,500	676,575
Bio-Rad Laboratories Inc ‘A’ * †	18,200	1,000,818
Bio-Reference Laboratories Inc * †	10,800	186,732
BioScrip Inc *	26,000	169,000
Biosite Inc * †	17,900	1,107,294
Bruker BioSciences Corp * †	21,100	92,418
Caliper Life Sciences Inc *	13,800	97,014
Candela Corp * †	21,900	215,058
Cantel Medical Corp * †	6,300	132,552
Caraco Pharmaceutical Laboratories Ltd * †	4,400	38,236
Cell Genesys Inc * †	60,700	332,636
Cell Therapeutics Inc * †	68,500	195,910
Centene Corp * †	48,100	1,203,943
Cepheid * †	45,100	333,289
Chattem Inc * †	21,100	749,050
Coley Pharmaceutical Group Inc *	7,200	131,040
Computer Programs & Systems Inc †	11,000	379,940
CONMED Corp *	35,550	991,134
Connetics Corp * †	39,400	666,254
Conor Medsystems Inc * †	8,800	206,800
CorVel Corp * †	7,200	172,512
CoTherix Inc * †	5,700	79,515
Cubist Pharmaceuticals Inc * †	56,500	1,217,010
CuraGen Corp * †	61,700	305,415
Curis Inc * †	33,800	155,142
CV Therapeutics Inc * †	31,900	853,325
Cyberonics Inc * †	20,900	623,656
Cypress Bioscience Inc * †	37,800	204,498
Datascope Corp †	13,200	409,464
deCODE genetics Inc * †	66,600	558,774
Dendreon Corp * †	62,900	422,059
DexCom Inc * †	200	2,324
Diagnostic Products Corp	24,000	1,265,520

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Digene Corp * †	15,900	$453,150
Discovery Laboratories Inc * †	56,800	366,360
Diversa Corp * †	24,800	143,592
dj Orthopedics Inc *	19,500	564,330
Dov Pharmaceutical Inc * †	28,400	482,232
DURECT Corp * †	54,800	375,380
DUSA Pharmaceuticals Inc * †	25,800	273,480
Eclipsys Corp *	40,100	715,384
Encore Medical Corp * †	29,500	138,650
Encysive Pharmaceuticals Inc * †	62,300	733,894
Enzo Biochem Inc * †	24,051	369,423
Enzon Pharmaceuticals Inc * †	57,500	381,225
EPIX Pharmaceuticals Inc * †	33,900	261,030
eResearchTechnology Inc * †	50,624	718,355
ev3 Inc *	10,500	196,875
Exelixis Inc * †	70,100	537,667
Eyetech Pharmaceuticals Inc *	42,000	754,320
First Horizon Pharmaceutical Corp * †	29,300	582,191
FoxHollow Technologies Inc * †	17,300	823,653
Genesis HealthCare Corp * †	19,600	790,272
Genitope Corp * †	18,200	126,308
Gentiva Health Services Inc *	30,200	547,224
Geron Corp * †	58,800	603,876
Greatbatch Inc * †	22,900	628,376
GTx Inc * †	1,000	9,310
Haemonetics Corp *	27,500	1,307,075
Healthcare Services Group Inc †	34,347	661,180
HealthTronics Inc *	29,400	292,824
Hi-Tech Pharmacal Co Inc *	8,000	240,640
Hologic Inc * †	23,200	1,339,800
Hooper Holmes Inc	56,100	220,473
Horizon Health Corp * †	6,800	184,756
Human Genome Sciences Inc * †	142,700	1,939,293
ICOS Corp * †	63,200	1,745,584
ICU Medical Inc * †	15,300	440,028
Idenix Pharmaceuticals Inc * †	8,500	213,350
IDX Systems Corp * †	23,000	993,140
I-Flow Corp * †	17,100	234,441
Illumina Inc * †	32,100	411,201
Immucor Inc * †	48,229	1,323,404
ImmunoGen Inc * †	49,400	362,596
Incyte Corp * †	88,200	414,540
Inspire Pharmaceuticals Inc * †	44,700	339,720
Integra LifeSciences Holdings Corp * †	23,500	899,110
InterMune Inc * †	32,700	541,185
IntraLase Corp * †	18,500	272,135
Introgen Therapeutics Inc * †	31,200	162,864
Intuitive Surgical Inc * †	35,000	2,565,150
Invacare Corp	32,400	1,350,108
Inverness Medical Innovations Inc * †	15,100	400,603
IRIS International Inc *	21,500	396,460
Isis Pharmaceuticals Inc * †	78,600	396,930
Ista Pharmaceuticals Inc * †	23,800	158,032
Kensey Nash Corp * †	13,900	426,174
Keryx Biopharmaceuticals Inc *	28,800	453,888
Kindred Healthcare Inc * †	27,400	816,520
KV Pharmaceutical Co ‘A’ * †	37,050	658,378
Kyphon Inc * †	29,000	1,274,260
LabOne Inc * †	21,491	934,858
Landauer Inc	9,400	460,600
Laserscope * †	21,500	605,870
LCA-Vision Inc †	22,400	831,488
Lexicon Genetics Inc * †	63,900	254,322
LifeCell Corp *	36,400	787,332
Luminex Corp *	24,200	242,968
Magellan Health Services Inc *	32,400	1,138,860
MannKind Corp * †	18,800	257,372
Marshall Edwards Inc * †	1,000	5,810
Martek Biosciences Corp * †	35,300	1,240,089

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Matria Healthcare Inc *	24,962	$942,316
Maxygen Inc *	21,000	174,090
Medarex Inc * †	117,500	1,118,600
MedCath Corp * †	7,800	185,250
Medicines Co * †	53,500	1,231,035
Medicis Pharmaceutical Corp ‘A’ †	54,200	1,764,752
Mentor Corp †	37,300	2,051,873
Meridian Bioscience Inc †	10,200	211,140
Merit Medical Systems Inc * †	28,265	501,421
MGI PHARMA Inc * †	71,800	1,673,658
Molecular Devices Corp * †	22,900	478,381
Molina Healthcare Inc * †	9,500	237,405
Momenta Pharmaceuticals Inc * †	12,700	346,075
Monogram Biosciences Inc *	102,200	240,170
Myogen Inc * †	9,100	213,850
Myriad Genetics Inc * †	32,700	714,822
Nabi Biopharmaceuticals * †	62,500	818,750
Nanogen Inc * †	70,600	226,626
Nastech Pharmaceutical Co Inc * †	24,700	349,258
National Healthcare Corp †	5,300	185,500
Nektar Therapeutics *	85,900	1,456,005
Neopharm Inc * †	22,427	278,095
Neurocrine Biosciences Inc * †	36,200	1,780,678
Neurogen Corp * †	19,200	132,096
NeuroMetrix Inc * †	10,500	312,585
New River Pharmaceuticals Inc * †	3,900	186,966
NitroMed Inc * †	18,800	338,400
Northfield Laboratories Inc * †	24,900	321,210
Noven Pharmaceuticals Inc * †	29,800	417,200
NPS Pharmaceuticals Inc * †	41,200	416,532
NuVasive Inc * †	22,200	416,028
Nuvelo Inc * †	39,566	379,834
OCA Inc * †	85,500	128,250
Odyssey HealthCare Inc * †	42,650	723,770
Onyx Pharmaceuticals Inc * †	35,900	896,782
Option Care Inc †	30,275	443,226
OraSure Technologies Inc * †	56,000	528,080
Orchid Cellmark Inc * †	19,400	164,900
Owens & Minor Inc †	44,700	1,311,945
Pain Therapeutics Inc * †	40,500	254,745
PainCare Holdings Inc * †	41,600	156,000
Palomar Medical Technologies Inc * †	21,500	563,945
Par Pharmaceutical Cos Inc * †	36,000	958,320
PAREXEL International Corp * †	32,700	656,943
Pediatrix Medical Group Inc * †	26,100	2,005,002
Penwest Pharmaceuticals Co * †	29,300	513,629
Perrigo Co †	82,200	1,176,282
Per-Se Technologies Inc * †	28,066	579,844
Pharmion Corp * †	23,000	501,630
Phase Forward Inc * †	35,300	385,829
PolyMedica Corp †	23,174	809,700
POZEN Inc *	34,400	378,056
PRA International * †	8,000	242,480
Priority Healthcare Corp ‘B’ *	36,400	1,014,104
Progenics Pharmaceuticals Inc * †	15,000	355,650
PSS World Medical Inc *	78,600	1,048,524
Psychiatric Solutions Inc * †	23,900	1,296,097
Quality Systems Inc †	9,800	677,082
Radiation Therapy Services Inc *	8,900	283,554
Regeneron Pharmaceuticals Inc * †	36,900	350,181
RehabCare Group Inc *	18,400	377,568
Renovis Inc * †	25,400	343,662
Res-Care Inc * †	14,900	229,311
Rigel Pharmaceuticals Inc *	16,700	396,959
Salix Pharmaceuticals Ltd * †	43,200	918,000
Savient Pharmaceuticals Inc * †	83,300	314,041
Seattle Genetics Inc * †	43,400	227,850
Serologicals Corp * †	37,600	848,256
SFBC International Inc * †	17,100	759,069

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Somanetics Corp * †	14,800	$370,000
SonoSite Inc * †	16,400	486,752
Specialty Laboratories Inc * †	3,400	44,982
StemCells Inc * †	83,600	461,472
Stereotaxis Inc * †	3,400	25,194
STERIS Corp †	70,700	1,681,953
Sunrise Senior Living Inc * †	20,100	1,341,474
SuperGen Inc * †	50,700	319,410
SurModics Inc * †	18,600	719,634
Sybron Dental Specialties Inc * †	43,532	1,810,061
Symbion Inc * †	13,700	354,419
Symmetry Medical Inc *	8,800	208,560
Tanox Inc *	31,900	467,335
Telik Inc * †	59,900	979,964
Tercica Inc * †	3,000	33,840
ThermoGenesis Corp * †	37,100	196,630
Thoratec Corp * †	53,587	951,705
Trimeris Inc * †	19,300	296,062
TriPath Imaging Inc * †	23,500	165,910
U.S. Physical Therapy Inc *	18,200	330,512
United Surgical Partners International Inc * †	49,799	1,947,639
United Therapeutics Corp * †	23,500	1,640,300
Ventana Medical Systems Inc * †	31,300	1,191,591
Vertex Pharmaceuticals Inc * †	105,400	2,355,690
ViaCell Inc *	15,900	92,220
Viasys Healthcare Inc * †	33,100	827,169
VistaCare Inc ‘A’ *	16,300	235,861
Vital Images Inc * †	7,400	164,724
Vital Signs Inc	5,800	267,322
WellCare Health Plans Inc * †	16,650	616,882
West Pharmaceutical Services Inc †	30,400	901,968
Wright Medical Group Inc *	27,600	681,168
Young Innovations Inc †	1,900	71,934
ZOLL Medical Corp * †	14,000	367,500
ZymoGenetics Inc * †	22,700	374,550

		153,116,476

Integrated Oils - 0.24%
Delta Petroleum Corp * †	39,300	817,440
Giant Industries Inc * †	14,800	866,392
KCS Energy Inc * †	52,900	1,456,337
Tipperary Corp *	4,600	33,902

		3,174,071

Materials & Processing - 9.22%
A. Schulman Inc	39,500	709,025
A.M. Castle & Co * †	5,400	94,500
AAON Inc * †	4,700	86,386
Acuity Brands Inc †	47,600	1,412,292
AK Steel Holding Corp * †	119,800	1,026,686
Albany International Corp ‘A’	29,928	1,103,445
Aleris International Inc * †	32,700	897,615
Alico Inc †	4,000	205,200
AMCOL International Corp †	22,900	436,703
American Vanguard Corp †	11,300	206,903
Ameron International Corp †	9,000	417,600
Apogee Enterprises Inc †	38,500	658,350
Arch Chemicals Inc	22,200	516,150
Armor Holdings Inc *	33,600	1,445,136
Avatar Holdings Inc * †	5,400	319,896
Balchem Corp	4,300	118,465
Barnes Group Inc †	19,100	684,926
Beacon Roofing Supply Inc * †	12,800	418,176
Bluegreen Corp *	17,400	307,110
BlueLinx Holdings Inc	10,300	138,432
Bowater Inc †	55,500	1,568,985
Brady Corp ‘A’ †	39,300	1,215,942
Brookfield Homes Corp	15,600	866,268
Brush Engineered Materials Inc * †	19,700	312,836

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Buckeye Technologies Inc * †	25,300	$205,436
Builders FirstSource Inc *	13,400	299,222
Building Materials Holding Corp †	16,300	1,518,997
Cabot Microelectronics Corp * †	25,500	749,190
Calgon Carbon Corp †	38,600	304,940
California Coastal Communities Inc *	4,700	165,534
Cambrex Corp	25,700	487,272
Caraustar Industries Inc *	36,400	399,672
Carpenter Technology Corp †	25,300	1,482,833
Century Aluminum Co * †	24,100	541,768
Ceradyne Inc * †	27,575	1,011,451
CF Industries Holdings Inc *	45,000	666,450
Chaparral Steel Co * †	26,200	660,764
Chesapeake Corp	20,900	384,351
CIRCOR International Inc	11,600	318,420
CLARCOR Inc †	59,300	1,703,096
Clean Harbors Inc * †	18,400	624,680
Cleveland-Cliffs Inc †	24,100	2,099,351
Coeur d’Alene Mines Corp * †	269,000	1,137,870
Comfort Systems USA Inc * †	32,100	282,801
Commercial Metals Co	66,100	2,230,214
Compass Minerals International Inc	15,700	361,100
Consolidated-Tomoka Land Co	5,700	387,600
Corn Products International Inc †	79,800	1,609,566
Delta & Pine Land Co †	41,420	1,093,902
Deltic Timber Corp †	11,300	520,365
DHB Industries Inc * †	27,900	116,901
Drew Industries Inc * †	16,200	418,122
Dycom Industries Inc * †	55,300	1,118,166
Dynamic Materials Corp †	4,600	201,940
Eagle Materials Inc †	20,900	2,536,633
ElkCorp †	24,250	867,422
EMCOR Group Inc * †	17,100	1,014,030
Encore Wire Corp * †	16,950	275,607
Energy Conversion Devices Inc * †	21,800	978,384
EnerSys * †	40,200	609,834
Ennis Inc	19,800	332,640
Ferro Corp †	47,700	873,864
Georgia Gulf Corp †	36,200	871,696
Gibraltar Industries Inc †	25,099	574,014
Glatfelter	35,900	505,831
Gold Kist Inc *	49,600	969,680
GrafTech International Ltd *	107,500	583,725
Granite Construction Inc †	36,750	1,405,320
Graphic Packaging Corp * †	65,600	183,680
Greif Inc ‘A’	14,300	859,430
Griffon Corp * †	33,270	818,442
H.B. Fuller Co †	32,700	1,016,316
Hecla Mining Co * †	146,900	643,422
Hercules Inc *	122,200	1,493,284
Hexcel Corp * †	56,700	1,037,043
Hughes Supply Inc	65,800	2,145,080
Huttig Building Products Inc *	5,300	47,965
InfraSource Services Inc * †	4,300	62,565
Innovo Group Inc * †	41,700	82,149
Insituform Technologies Inc ‘A’ * †	30,500	527,345
Interface Inc ‘A’ * †	50,400	416,304
Interline Brands Inc *	13,300	279,433
Jacuzzi Brands Inc * †	85,800	691,548
Kaydon Corp †	34,800	988,668
Kronos Worldwide Inc †	7,104	225,481
Layne Christensen Co *	10,100	237,855
Lennox International Inc	50,500	1,384,205
Lone Star Technologies Inc *	32,800	1,823,352
Longview Fibre Co	58,100	1,132,369
LSI Industries Inc	19,500	370,500
MacDermid Inc †	29,500	774,670
Maverick Tube Corp * †	48,800	1,464,000
Medis Technologies Ltd * †	20,793	373,234

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Mercer International Inc * †	17,400	$143,898
Metal Management Inc †	27,600	699,660
Metals USA Inc * †	18,600	380,556
Minerals Technologies Inc †	23,400	1,338,714
Mobile Mini Inc * †	18,700	810,645
Mueller Industries Inc	43,000	1,194,110
Myers Industries Inc †	29,579	344,300
NCI Building Systems Inc * †	25,500	1,040,145
Neenah Paper Inc †	11,687	342,429
NewMarket Corp *	13,300	230,622
NL Industries Inc †	9,000	169,110
NN Inc	19,000	227,810
NS Group Inc *	21,000	824,250
NuCO2 Inc * †	7,100	182,825
Octel Corp †	13,200	220,044
Olin Corp †	75,548	1,434,657
OM Group Inc *	34,000	684,420
Oregon Steel Mills Inc * †	35,300	984,870
Perini Corp * †	13,600	247,520
Pioneer Cos Inc * †	15,300	368,118
PolyOne Corp * †	104,300	632,058
Potlatch Corp	33,200	1,730,384
Quanex Corp †	29,100	1,927,002
Quanta Services Inc * †	121,000	1,543,960
RBC Bearings Inc *	9,300	148,335
Reliance Steel & Aluminum Co †	30,350	1,606,426
Roanoke Electric Steel Corp	6,800	136,204
Rock-Tenn Co ‘A’ †	26,200	395,620
Rockwood Holdings Inc *	22,300	424,815
Rogers Corp * †	19,200	743,040
Royal Gold Inc †	23,900	642,193
RTI International Metals Inc *	22,800	897,180
Ryerson Tull Inc †	31,122	662,899
Schnitzer Steel Industries Inc ‘A’ †	27,050	881,018
Senomyx Inc * †	17,700	301,431
Silgan Holdings Inc	23,000	764,980
Simpson Manufacturing Co Inc	37,400	1,463,836
Spartech Corp †	30,900	603,786
Steel Dynamics Inc †	39,100	1,327,836
Steel Technologies Inc †	16,900	438,217
Stepan Co	2,800	70,168
Stillwater Mining Co * †	33,810	309,362
Sunterra Corp * †	26,600	349,258
Superior Essex Inc * †	12,300	221,523
Symyx Technologies Inc *	34,600	903,752
Tejon Ranch Co * †	6,750	317,250
Terra Industries Inc * †	84,300	560,595
Texas Industries Inc †	26,200	1,425,280
The Andersons Inc	3,800	111,264
The Dixie Group Inc * †	5,100	81,294
The Shaw Group Inc * †	77,800	1,918,548
The Standard Register Co	18,300	273,585
Titanium Metals Corp * †	8,800	348,128
Trammell Crow Co *	37,000	913,160
Tredegar Corp	29,300	381,193
Trex Co Inc * †	12,200	292,800
UAP Holding Corp †	27,000	488,700
Ultralife Batteries Inc * †	17,400	224,808
Universal Forest Products Inc	20,100	1,152,132
URS Corp *	39,700	1,603,483
USEC Inc †	91,400	1,020,024
Valence Technology Inc * †	44,400	120,324
Valmont Industries Inc	16,400	481,504
W.R. Grace & Co * †	71,000	635,450
Washington Group International Inc *	30,200	1,627,478
Watsco Inc †	22,700	1,205,597
Wausau Paper Corp †	52,000	650,520
WD-40 Co †	22,400	593,824
Wellman Inc †	43,200	273,456

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Westlake Chemical Corp †	9,700	$262,676
Wheeling-Pittsburgh Corp * †	13,200	220,836
Worthington Industries Inc †	65,800	1,383,774
Xerium Technologies Inc	4,600	52,808
York International Corp	41,300	2,315,691
Zoltek Cos Inc * †	17,700	232,755

		121,908,944

Multi-Industry - 0.54%
GenCorp Inc * †	57,800	1,077,970
Kaman Corp ‘A’	24,400	498,980
Lancaster Colony Corp	28,600	1,229,800
Raven Industries Inc †	15,200	444,600
Sequa Corp ‘A’ * †	5,200	306,800
Trinity Industries Inc †	43,600	1,765,364
United Capital Corp * †	900	21,114
Walter Industries Inc †	36,500	1,785,580

		7,130,208

Producer Durables - 7.37%
A.O. Smith Corp	22,000	627,000
A.S.V. Inc * †	18,800	425,820
Actuant Corp ‘A’ †	29,800	1,394,640
ADE Corp * †	14,400	323,712
Advanced Energy Industries Inc * †	24,200	260,392
AGCO Corp * †	89,100	1,621,620
Alamo Group Inc †	1,300	25,766
American Ecology Corp †	19,500	382,590
American Superconductor Corp * †	25,000	258,750
Applied Films Corp * †	16,800	352,800
Applied Industrial Technologies Inc †	35,050	1,257,594
Applied Signal Technology Inc †	15,900	303,372
Argon ST Inc *	6,300	184,842
ARRIS Group Inc * †	104,900	1,244,114
Artesyn Technologies Inc * †	44,800	416,640
Astec Industries Inc *	15,900	451,401
Asyst Technologies Inc * †	51,600	240,456
ATMI Inc * †	35,300	1,094,300
Audiovox Corp ‘A’ *	23,700	331,326
August Technology Corp *	19,100	203,797
Axcelis Technologies Inc * †	115,600	603,432
Badger Meter Inc	2,900	114,086
Baldor Electric Co †	33,700	854,295
BE Aerospace Inc *	54,500	903,065
Belden CDT Inc †	55,975	1,087,594
Blount International Inc *	25,000	441,000
Briggs & Stratton Corp †	50,900	1,760,631
Brooks Automation Inc *	51,212	682,656
Bucyrus International Inc ‘A’	18,950	931,014
C&D Technologies Inc	26,900	253,129
Cascade Corp	12,200	594,140
C-COR Inc * †	50,700	342,225
Champion Enterprises Inc * †	80,300	1,186,834
Cognex Corp	45,500	1,368,185
Cohu Inc	30,000	709,500
Color Kinetics Inc * †	7,200	108,000
Comstock Homebuilding Cos Inc ‘A’ * †	7,500	149,400
Crane Co	50,000	1,487,000
Credence Systems Corp * †	91,840	732,883
CTS Corp †	40,300	487,630
Curtiss-Wright Corp †	22,300	1,376,133
Cymer Inc *	38,500	1,205,820
Darling International Inc *	63,300	223,449
Dionex Corp * †	21,500	1,166,375
Duratek Inc * †	14,800	270,544
Electro Scientific Industries Inc * †	36,311	811,914
EMCORE Corp * †	23,800	145,656
Engineered Support Systems Inc †	44,012	1,806,252
EnPro Industries Inc * †	22,300	751,287

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Entegris Inc *	111,893	$1,264,391
ESCO Technologies Inc *	29,600	1,482,072
Esterline Technologies Corp *	25,000	947,250
FARO Technologies Inc * †	12,000	233,880
Federal Signal Corp †	59,800	1,021,982
FEI Co * †	25,400	488,950
Flanders Corp * †	14,800	179,672
Flowserve Corp *	56,800	2,064,680
Franklin Electric Co Inc †	20,100	831,939
Gardner Denver Inc * †	26,700	1,190,820
Gehl Co *	15,000	418,050
General Cable Corp * †	44,800	752,640
Genlyte Group Inc *	25,500	1,226,040
Headwaters Inc * †	46,800	1,750,320
Heico Corp †	21,100	489,520
Helix Technology Corp	34,000	501,500
Imagistics International Inc * †	17,900	749,115
INNOTELCO Inc * +	3,250	—
InterDigital Communications Corp * †	60,500	1,188,220
Intevac Inc * †	14,900	153,619
Itron Inc * †	26,700	1,219,122
JLG Industries Inc †	56,000	2,049,040
K&F Industries Holdings Inc *	18,300	306,159
Kadant Inc * †	11,920	239,115
Keithley Instruments Inc	12,100	176,660
Kennametal Inc †	43,200	2,118,528
Kimball International Inc ‘B’	24,700	298,623
Knoll Inc †	11,700	214,695
Kulicke & Soffa Industries Inc * †	65,500	474,875
Levitt Corp ‘A’ †	19,000	435,860
Lincoln Electric Holdings Inc †	38,300	1,509,020
Lindsay Manufacturing Co †	17,600	387,376
Littelfuse Inc *	23,800	669,494
LTX Corp * †	65,100	274,722
M/I Homes Inc †	13,800	748,788
MasTec Inc *	26,500	288,850
Mattson Technology Inc * †	38,100	286,131
Measurement Specialties Inc * †	8,600	182,320
Metrologic Instruments Inc * †	18,600	338,334
Mine Safety Appliances Co †	28,059	1,085,883
MKS Instruments Inc *	35,900	618,557
Moog Inc ‘A’ *	40,162	1,185,582
MTC Technologies Inc * †	8,300	265,434
MTS Systems Corp	24,300	917,811
NACCO Industries Inc ‘A’ †	5,400	618,030
Nordson Corp †	29,500	1,121,885
Orbital Sciences Corp * †	59,000	737,500
Orleans Homebuilders Inc †	2,800	68,992
Palm Harbor Homes Inc * †	15,300	297,279
Paxar Corp *	37,300	628,505
Photon Dynamics Inc * †	18,900	361,935
Photronics Inc * †	27,000	523,800
Plantronics Inc †	48,900	1,506,609
Polycom Inc *	97,900	1,583,043
Powell Industries Inc * †	7,200	157,608
Power-One Inc *	72,800	403,312
Powerwave Technologies Inc * †	97,400	1,265,226
Preformed Line Products Co †	400	18,880
Presstek Inc * †	36,600	475,068
Regal-Beloit Corp †	30,000	973,200
Robbins & Myers Inc †	12,300	276,504
Rofin-Sinar Technologies Inc *	16,000	607,840
Rudolph Technologies Inc * †	16,500	222,255
SBA Communications Corp ‘A’ * †	72,300	1,117,035
Semitool Inc * †	14,800	117,660
Skyline Corp	7,200	292,608
Sonic Solutions * †	25,800	554,700
SpatiaLight Inc * †	19,200	84,288
SpectraLink Corp †	21,700	276,675

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Standex International Corp	13,900	$365,987
Stewart & Stevenson Services Inc †	36,400	868,140
Sun Hydraulics Corp †	10,800	262,440
Symmetricom Inc * †	57,000	441,180
Taser International Inc * †	71,700	442,389
Technical Olympic USA Inc †	10,198	266,780
Technitrol Inc	43,000	658,760
Tecumseh Products Co ‘A’ †	21,500	462,680
Teledyne Technologies Inc *	39,300	1,354,671
Tennant Co	8,700	356,526
Terayon Communication Systems Inc * †	81,600	318,240
The Gorman-Rupp Co †	6,000	144,300
The Manitowoc Co Inc †	33,950	1,705,988
The Middleby Corp * †	5,400	391,500
Triumph Group Inc *	15,300	568,701
TurboChef Technologies Inc * †	17,500	272,825
Ultratech Inc * †	24,900	388,191
United Industrial Corp †	13,900	496,925
Varian Semiconductor Equipment Associates Inc * †	39,100	1,656,667
Veeco Instruments Inc * †	31,600	506,864
Vicor Corp †	20,400	309,060
Viisage Technology Inc * †	32,700	135,705
Watts Water Technologies Inc ‘A’ †	27,300	787,605
WCI Communities Inc * †	34,100	967,417
William Lyon Homes * †	3,900	605,280
Woodward Governor Co	10,400	884,520
X-Rite Inc	22,400	277,760

		97,368,238

Technology - 12.99%
3Com Corp * †	383,500	1,564,680
3D Systems Corp * †	9,600	213,408
Actel Corp * †	35,100	507,546
Acxiom Corp	99,000	1,853,280
Adaptec Inc * †	135,900	520,497
ADTRAN Inc †	65,900	2,075,850
Advanced Analogic Technologies Inc *	12,200	136,518
Advanced Digital Information Corp * †	73,100	687,140
Aeroflex Inc * †	79,198	741,293
Agile Software Corp *	59,600	427,332
Agilysys Inc †	33,000	555,720
Altiris Inc *	23,400	357,786
American Reprographics Co *	14,200	242,820
American Science & Engineering Inc * †	10,800	708,372
AMICAS Inc *	27,200	146,880
AMIS Holdings Inc * †	37,800	448,308
Amkor Technology Inc * †	121,100	530,418
Anaren Inc * †	26,700	376,470
Anixter International Inc * †	36,700	1,480,111
Ansoft Corp *	3,400	98,940
ANSYS Inc *	37,300	1,435,677
Anteon International Corp * †	27,300	1,167,348
Applied Digital Solutions Inc * †	45,900	130,815
Applied Micro Circuits Corp * †	297,900	893,700
Arbinet-thexchange Inc * †	7,000	50,400
Ariba Inc * †	72,137	411,181
AsiaInfo Holdings Inc * †	52,400	254,140
Aspen Technology Inc * †	57,000	356,250
Atheros Communications Inc * †	28,300	276,208
Atmel Corp * †	415,899	856,752
Audible Inc * †	24,300	298,647
Avocent Corp *	49,100	1,553,524
BearingPoint Inc * †	184,200	1,398,078
BEI Technologies Inc	12,400	433,876
Bel Fuse Inc ‘B’	11,800	429,874
Bell Microproducts Inc * †	40,700	408,221
Benchmark Electronics Inc * †	44,200	1,331,304
Black Box Corp †	20,200	847,592

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Blackbaud Inc †	3,056	$43,304
Blackboard Inc *	15,250	381,402
Blue Coat Systems Inc * †	13,900	604,372
Borland Software Corp * †	92,000	535,440
Bottomline Technologies Inc DE *	8,100	122,229
Broadwing Corp * †	54,509	272,000
Brocade Communications Systems Inc * †	282,300	1,151,784
Catapult Communications Corp *	13,600	249,424
Checkpoint Systems Inc *	42,800	1,015,216
CIBER Inc * †	58,000	430,940
Ciena Corp * †	577,342	1,524,183
Cirrus Logic Inc * †	84,200	639,078
Click Commerce Inc * †	11,800	216,294
Coherent Inc * †	35,800	1,048,224
CommScope Inc * †	63,900	1,108,026
COMSYS IT Partners Inc * †	8,600	105,006
Comtech Telecommunications Corp * †	22,650	939,296
Concur Technologies Inc * †	25,600	316,672
Conexant Systems Inc * †	453,100	811,049
Constellation 3D Inc *	1,200	—
Covansys Corp *	26,700	426,132
CSG Systems International Inc * †	59,500	1,291,745
Cubic Corp †	16,492	282,343
CyberGuard Corp *	17,100	141,075
CycleLogic Inc *	18	2
Cypress Semiconductor Corp * †	133,200	2,004,660
Daktronics Inc †	15,900	381,282
Dendrite International Inc *	41,150	826,704
Digi International Inc * †	17,600	188,848
Digital River Inc * †	34,600	1,205,810
Digitas Inc *	85,971	976,631
Diodes Inc * †	13,500	489,510
Ditech Communications Corp * †	45,200	304,648
Dot Hill Systems Corp * †	61,200	411,876
DRS Technologies Inc †	29,001	1,431,489
DSP Group Inc * †	34,800	892,968
Echelon Corp * †	31,900	293,799
eCollege.com * †	18,800	279,368
EDO Corp †	20,200	606,606
Electronics for Imaging Inc * †	58,700	1,346,578
Emageon Inc *	10,400	141,024
Emulex Corp *	89,200	1,802,732
Endwave Corp * †	8,800	113,520
Entrust Inc * †	80,200	449,120
Epicor Software Corp *	56,300	731,900
EPIQ Systems Inc * †	15,150	330,573
Equinix Inc * †	14,600	608,090
Essex Corp * †	16,900	366,223
Exar Corp * †	52,800	740,256
Excel Technology Inc * †	12,800	328,832
Extreme Networks Inc *	129,400	575,830
Fairchild Semiconductor International Inc * †	118,900	1,766,854
FalconStor Software Inc * †	33,600	203,616
Fargo Electronics Inc *	18,000	314,460
FileNet Corp *	47,200	1,316,880
Finisar Corp * †	161,000	220,570
FormFactor Inc * †	31,600	721,112
Foundry Networks Inc * †	120,200	1,526,540
Gartner Inc * †	69,160	808,480
Gateway Inc * †	253,700	684,990
Genesis Microchip Inc * †	36,500	801,175
Glenayre Technologies Inc *	90,400	324,536
Harmonic Inc * †	83,500	485,970
Herley Industries Inc *	20,700	385,641
Hutchinson Technology Inc * †	26,800	700,016
Identix Inc * †	100,525	472,468
iGate Corp * †	14,400	52,272
II-VI Inc * †	24,500	434,630
Imation Corp	35,700	1,530,459

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Infocrossing Inc * †	27,300	$250,887
Informatica Corp * †	87,700	1,054,154
Innovative Solutions & Support Inc * †	18,450	286,528
InPhonic Inc * †	20,800	286,000
Integral Systems Inc MD †	6,100	125,904
Integrated Device Technology Inc * †	217,160	2,332,298
Integrated Silicon Solution Inc * †	40,400	339,360
Intergraph Corp * †	33,889	1,515,177
Intermagnetics General Corp * †	32,978	921,405
International DisplayWorks Inc * †	42,000	249,480
Internet Capital Group Inc * †	50,600	445,786
Internet Security Systems Inc * †	41,600	998,816
Inter-Tel Inc †	27,400	575,400
InterVideo Inc * †	15,600	156,468
Intervoice Inc * †	41,800	376,618
Interwoven Inc *	46,075	376,433
Ionatron Inc * †	17,300	174,384
Ixia * †	30,700	451,597
IXYS Corp * †	20,800	219,648
j2 Global Communications Inc * †	25,100	1,014,542
JDA Software Group Inc * †	35,200	534,336
Jupitermedia Corp * †	21,500	380,765
Kanbay International Inc * †	21,900	411,720
Keane Inc * †	58,100	664,083
KEMET Corp * †	97,300	815,374
Keynote Systems Inc *	11,300	146,674
Komag Inc * †	33,800	1,080,248
Kopin Corp *	79,900	555,305
LaBarge Inc * †	11,500	148,580
Lattice Semiconductor Corp *	120,600	516,168
Lawson Software Inc * †	50,500	350,470
Leadis Technology Inc * †	9,500	65,075
LeCroy Corp * †	7,700	114,345
Lexar Media Inc * †	84,600	541,440
Lionbridge Technologies Inc *	44,700	301,725
Macrovision Corp *	53,300	1,018,030
Magma Design Automation Inc * †	28,900	234,668
Manhattan Associates Inc * †	32,000	742,400
ManTech International Corp ‘A’ *	16,600	438,406
MapInfo Corp *	21,900	268,275
MatrixOne Inc *	57,200	300,872
Maxtor Corp * †	256,300	1,127,720
McDATA Corp ‘A’ * †	122,500	641,900
Mentor Graphics Corp * †	82,700	711,220
Mercury Computer Systems Inc * †	26,300	690,375
Merge Technologies Inc *	17,500	299,075
Methode Electronics Inc	40,400	465,408
Micrel Inc *	71,900	807,437
Micromuse Inc * †	89,200	702,896
Micros Systems Inc *	42,000	1,837,500
Microsemi Corp * †	68,000	1,736,720
MicroStrategy Inc ‘A’ * †	20,135	1,415,289
Microtune Inc *	40,700	253,561
MIPS Technologies Inc * †	36,200	247,246
Mobility Electronics Inc * †	22,500	239,850
Monolithic Power Systems Inc * †	10,100	85,749
Motive Inc * †	31,700	200,978
MRO Software Inc * †	21,200	357,008
MRV Communications Inc * †	120,300	256,239
Multi-Fineline Electronix Inc *	4,500	131,715
Ness Technologies Inc *	11,000	110,000
NETGEAR Inc * †	37,800	909,468
NetIQ Corp *	59,556	728,965
NetLogic Microsystems Inc * †	15,900	343,281
NetScout Systems Inc * †	17,800	96,654
Newport Corp *	45,600	635,208
Novatel Wireless Inc * †	36,700	531,049
OmniVision Technologies Inc * †	65,500	826,610
ON Semiconductor Corp * †	150,200	776,534

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Online Resources Corp *	14,300	$151,294
Open Solutions Inc * †	25,300	552,046
Openwave Systems Inc * †	73,099	1,314,320
Oplink Communications Inc * †	109,100	165,832
Opsware Inc * †	64,700	335,793
Optical Communication Products Inc * †	6,600	12,408
OSI Systems Inc * †	15,000	237,000
Packeteer Inc *	37,300	468,115
Palm Inc * †	45,877	1,299,695
PAR Technology Corp * †	6,600	151,800
Parametric Technology Corp *	292,800	2,040,816
Park Electrochemical Corp	21,250	566,312
PDF Solutions Inc * †	13,600	225,760
Pegasystems Inc * †	4,500	26,955
Pericom Semiconductor Corp * †	26,300	232,492
Perot Systems Corp ‘A’ *	84,700	1,198,505
Phoenix Technologies Ltd *	16,400	123,492
Pixelworks Inc *	49,400	325,546
Plexus Corp *	46,000	786,140
PLX Technology Inc * †	24,700	205,998
PMC-Sierra Inc * †	180,700	1,591,967
PortalPlayer Inc * †	20,200	554,086
Power Integrations Inc * †	33,800	735,150
Progress Software Corp * †	39,500	1,254,915
QAD Inc †	7,900	65,491
Quantum Corp * †	182,600	564,234
Quest Software Inc * †	60,600	913,242
Radiant Systems Inc * †	31,100	320,952
RadiSys Corp * †	21,150	410,310
Rambus Inc *	100,200	1,212,420
RealNetworks Inc * †	114,100	651,511
Redback Networks Inc *	33,900	336,288
RF Micro Devices Inc * †	211,700	1,196,105
RightNow Technologies Inc * †	18,200	267,904
Rimage Corp *	15,200	405,384
RSA Security Inc * †	75,600	960,876
SafeNet Inc * †	26,392	958,294
Sapient Corp * †	96,200	601,250
ScanSoft Inc * †	91,956	490,126
ScanSource Inc * †	12,700	618,998
SeaChange International Inc * †	37,600	239,136
Secure Computing Corp * †	44,900	509,615
Semtech Corp * †	71,100	1,171,017
Serena Software Inc * †	32,500	647,725
SI International Inc * †	7,200	222,984
SigmaTel Inc * †	34,700	702,328
Silicon Image Inc * †	86,200	766,318
Silicon Laboratories Inc * †	42,000	1,276,380
Silicon Storage Technology Inc * †	93,200	501,416
SiRF Technology Holdings Inc * †	37,400	1,126,862
Skyworks Solutions Inc * †	173,300	1,216,566
SoftBrands Inc * †	114	205
SonicWALL Inc *	56,800	360,680
Sonus Networks Inc * †	249,000	1,444,200
SPSS Inc * †	13,800	331,200
SS&C Technologies Inc †	19,999	732,763
SSA Global Technologies Inc * †	1,700	29,920
Standard Microsystems Corp *	27,600	825,516
Stellent Inc * †	25,400	217,678
StorageNetworks Inc * +	2,800	—
Stratasys Inc * †	11,100	329,670
Supertex Inc *	5,200	155,948
SupportSoft Inc *	41,700	210,168
Sycamore Networks Inc * †	187,300	706,121
SYKES Enterprises Inc *	28,100	334,390
Synaptics Inc * †	27,800	522,640
Syniverse Holdings Inc *	18,700	287,980
SYNNEX Corp * †	3,600	60,624
Syntel Inc †	3,700	72,113

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Sypris Solutions Inc †	7,500	$80,550
Talx Corp †	22,935	752,039
Tekelec * †	60,400	1,265,380
Telkonet Inc * †	52,300	205,016
Terremark Worldwide Inc * †	27,640	121,340
Tessera Technologies Inc * †	44,000	1,316,040
The TriZetto Group Inc *	38,900	549,268
The Ultimate Software Group Inc *	23,200	427,344
TIBCO Software Inc * †	218,600	1,827,496
Transaction Systems Architects Inc *	44,800	1,247,680
TranSwitch Corp * †	143,100	246,132
Trident Microsystems Inc * †	22,500	715,725
TriQuint Semiconductor Inc * †	147,404	518,862
TTM Technologies Inc * †	40,900	292,435
Tyler Technologies Inc * †	37,500	310,500
Ulticom Inc *	6,100	67,283
Universal Display Corp * †	21,700	241,955
UNOVA Inc * †	56,700	1,983,366
UTStarcom Inc * †	96,800	790,856
Varian Inc *	36,300	1,245,816
VASCO Data Security International Inc * †	18,800	170,516
VeriFone Holdings Inc * †	21,600	434,376
Verint Systems Inc * †	10,800	442,152
Verity Inc *	39,900	423,738
ViaSat Inc * †	22,900	587,385
Viasystems Group Inc * +	10,000	—
Vignette Corp * †	32,900	523,439
Virage Logic Corp * †	7,400	57,350
Vitesse Semiconductor Corp * †	244,700	460,036
Volterra Semiconductor Corp * †	11,300	138,651
WebEx Communications Inc * †	35,100	860,301
webMethods Inc * †	59,500	420,665
Websense Inc * †	26,100	1,336,581
Westell Technologies Inc ‘A’ *	61,300	223,132
Wind River Systems Inc * †	81,000	1,047,330
Witness Systems Inc * †	28,400	593,276
Zhone Technologies Inc * †	38,975	101,725
Zoran Corp * †	51,206	732,246

		171,677,204

Utilities - 3.77%
Alaska Communications Systems Group Inc †	24,500	280,280
ALLETE Inc	24,200	1,108,602
American States Water Co †	17,850	597,261
Aquila Inc * †	374,800	1,484,208
Avista Corp	57,200	1,109,680
Black Hills Corp †	38,100	1,652,397
California Water Service Group †	18,100	745,720
Cascade Natural Gas Corp †	18,400	400,568
Centennial Communications Corp *	17,300	259,154
Central Vermont Public Service Corp †	13,400	234,500
CH Energy Group Inc †	18,100	859,388
Cincinnati Bell Inc * †	260,900	1,150,569
Cleco Corp †	58,700	1,384,146
Commonwealth Telephone Enterprises Inc †	25,800	972,660
Connecticut Water Service Inc †	6,350	156,972
Consolidated Communications Holdings Inc *	17,100	232,560
CT Communications Inc	20,200	249,874
Dobson Communications Corp ‘A’ * †	138,800	1,065,984
Duquesne Light Holdings Inc †	82,300	1,416,383
El Paso Electric Co *	57,100	1,190,535
EnergySouth Inc †	9,700	267,623
FairPoint Communications Inc †	28,700	419,881
General Communication Inc ‘A’ *	71,000	702,900
GlobeTel Communications Corp * †	44,100	63,945
Golden Telecom Inc †	19,100	602,987
Hungarian Telephone & Cable Corp *	100	1,498
IDACORP Inc †	45,500	1,370,915
IDT Corp ‘B’ * †	52,000	633,880

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
IMPSAT Fiber Networks Inc * +	1,600	$—
Intrado Inc * †	24,000	432,720
Iowa Telecommunications Services Inc	30,600	514,692
ITC Holdings Corp	14,000	405,720
Level 3 Communications Inc * †	770,800	1,788,256
Mediacom Communications Corp ‘A’ * †	65,500	483,390
MGE Energy Inc	18,000	657,180
Middlesex Water Co †	13,366	300,067
NeuStar Inc ‘A’ *	26,300	841,337
New Jersey Resources Corp †	32,000	1,471,360
Nicor Inc †	45,100	1,895,553
North Pittsburgh Systems Inc	12,400	253,084
Northwest Natural Gas Co †	31,600	1,176,152
NorthWestern Corp	33,100	999,289
Otter Tail Corp	27,700	857,038
Peoples Energy Corp †	40,400	1,590,952
Pike Electric Corp *	14,700	275,331
Premiere Global Services Inc * †	65,300	534,154
Price Communications Corp *	48,622	799,832
RCN Corp * †	20,500	435,010
Shenandoah Telecommunications Co †	4,200	172,998
Sierra Pacific Resources * †	132,266	1,964,150
SJW Corp †	5,300	255,884
South Jersey Industries Inc	34,200	996,588
Southwest Gas Corp	39,200	1,073,688
Southwest Water Co †	29,292	424,734
SureWest Communications †	15,500	444,540
Talk America Holdings Inc * †	36,566	344,817
The Empire District Electric Co	33,000	754,710
The Laclede Group Inc	22,400	727,776
Time Warner Telecom Inc ‘A’ * †	65,900	514,020
Ubiquitel Inc * †	91,300	797,962
UIL Holdings Corp †	15,500	810,805
UniSource Energy Corp	36,700	1,219,908
USA Mobility Inc * †	31,213	842,127
Valor Communications Group Inc †	31,200	425,256
WGL Holdings Inc †	51,700	1,661,121
XO Communications Inc ‘A’ * +	81,000	—

		49,757,271

Total Common Stocks (Cost $1,102,498,673)		1,273,631,000

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.84%
Repurchase Agreement - 3.84%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $50,844,496; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $51,852,848)	$50,832,000	50,832,000

Total Short-Term Investment (Cost $50,832,000)		50,832,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.22% (Cost $1,153,330,673)		1,324,463,000

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.64%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $338,783,929)	338,783,929	$338,783,929

TOTAL INVESTMENTS - 125.86% (Cost $1,492,114,602)		1,663,246,929

OTHER ASSETS & LIABILITIES, NET - (25.86%)		(341,776,530)

NET ASSETS - 100.00%		$1,321,470,399

Note to Schedule of Investments

(a) The amount of $4,055,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

Long Futures	Number of	Notional	Unrealized
Outstanding	Contracts	Amount	Depreciation

Russell 2000 (12/05)	154	$52,190,550	($439,543)

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO (Formerly Aggressive Equity Portfolio)
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.43%
Autos & Transportation - 12.21%
American Axle & Manufacturing Holdings Inc †	258,700	$5,970,796
Forward Air Corp	339,100	12,492,444
Heartland Express Inc †	770,310	15,668,105
Hub Group Inc ‘A’ * †	200,100	7,345,671
Modine Manufacturing Co †	337,347	12,373,888
Offshore Logistics Inc *	326,430	12,077,910

		65,928,814

Consumer Discretionary - 23.85%
Blyth Inc	526,994	11,746,696
Christopher & Banks Corp †	240,900	3,341,283
Courier Corp †	170,645	6,382,123
Elizabeth Arden Inc *	120,900	2,609,022
Emmis Communications Corp ‘A’ * †	801,500	17,705,135
G&K Services Inc ‘A’ †	382,731	15,075,774
Journal Register Co †	769,000	12,442,420
Korn/Ferry International * †	151,100	2,476,529
LoJack Corp * †	286,743	6,061,747
MWI Veterinary Supply Inc *	125,400	2,501,730
Navigant Consulting Inc * †	221,500	4,243,940
Ritchie Bros. Auctioneers Inc (Canada)	204,658	9,002,905
Rollins Inc	674,317	13,162,668
The Steak n Shake Co * †	482,186	8,751,676
Universal Technical Institute Inc *	136,700	4,867,887
Watson Wyatt & Co Holdings	313,168	8,439,878

		128,811,413

Energy - 6.83%
CARBO Ceramics Inc †	309,161	20,401,534
Hydril Co *	86,200	5,916,768
TETRA Technologies Inc *	337,734	10,544,040

		36,862,342

Financial Services - 17.53%
American Equity Investment Life Holding Co †	328,276	3,725,933
Assured Guaranty Ltd (Bermuda)	1,151,600	27,557,788
Boston Private Financial Holdings Inc †	369,831	9,815,315
FactSet Research Systems Inc †	140,800	4,961,792
Financial Federal Corp †	156,175	6,215,765
Greater Bay Bancorp †	168,600	4,154,304
Hilb Rogal & Hobbs Co †	193,500	7,221,420
ITLA Capital Corp * †	131,067	6,879,707
RLI Corp	188,200	8,706,132
W.P. Stewart & Co Ltd † (Bermuda)	248,381	5,543,864
Wintrust Financial Corp †	144,200	7,247,492
World Acceptance Corp * †	104,300	2,650,263

		94,679,775

Health Care - 7.41%
Apria Healthcare Group Inc *	287,000	9,158,170
Computer Programs & Systems Inc	106,500	3,678,510
Hooper Holmes Inc	462,349	1,817,032
ICU Medical Inc * †	197,700	5,685,852
KV Pharmaceutical Co ‘A’ * †	650,708	11,563,081
Landauer Inc †	99,912	4,895,688
Young Innovations Inc †	85,631	3,241,990

		40,040,323

Materials & Processing - 7.00%
AMCOL International Corp	246,000	4,691,220
Cabot Microelectronics Corp * †	173,100	5,085,678
CLARCOR Inc	279,200	8,018,624
Drew Industries Inc * †	155,000	4,000,550

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO (Formerly Aggressive Equity Portfolio)
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
OM Group Inc *	230,500	$4,639,965
Spartech Corp	582,680	11,385,567

		37,821,604

Producer Durables - 7.04%
ACCO Brands Corp *	61,100	1,724,242
Bucyrus International Inc ‘A’ †	148,900	7,315,457
Lindsay Manufacturing Co †	96,539	2,124,823
Mine Safety Appliances Co †	66,100	2,558,070
Regal-Beloit Corp †	330,022	10,705,914
Robbins & Myers Inc †	295,351	6,639,490
The Middleby Corp * †	95,600	6,931,000

		37,998,996

Technology - 7.56%
Daktronics Inc †	188,708	4,525,218
j2 Global Communications Inc * †	152,700	6,172,134
Kanbay International Inc * †	422,300	7,939,240
Methode Electronics Inc †	599,793	6,909,615
ScanSource Inc * †	313,371	15,273,703

		40,819,910

Total Common Stocks (Cost $442,741,630)		482,963,177

	Principal
	Amount
SHORT-TERM INVESTMENT - 10.61%
Repurchase Agreement - 10.61%

State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $57,323,088; collateralized by U.S. Treasury Bonds: 5.500% due 08/15/28 and market value $2,698,594, and 7.125% due 02/15/23 and market value $4,309,509; and U.S. Treasury Notes: 3.875% due 09/15/10 and market value $51,410,056, and 4.125% due 08/15/08 and market value $40,150)	$57,309,000	57,309,000

Total Short-Term Investment (Cost $57,309,000)		57,309,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.04% (Cost $500,050,630)		540,272,177

	Shares
SECURITIES LENDING COLLATERAL - 24.38%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $131,635,913)	131,635,913	131,635,913

TOTAL INVESTMENTS - 124.42% (Cost $631,686,543)		671,908,090

OTHER ASSETS & LIABILITIES, NET - (24.42%)		(131,871,621)

NET ASSETS - 100.00%		$540,036,469

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.11%
Autos & Transportation - 6.82%
Arkansas Best Corp	184,200	$6,423,054
ArvinMeritor Inc †	334,100	5,586,152
Frontline Ltd (Bermuda)	56,200	2,479,544
General Maritime Corp †	187,700	6,909,237
Teekay Shipping Corp †	72,800	3,134,040
Tidewater Inc	88,900	4,326,763
Werner Enterprises Inc	370,700	6,409,403

		35,268,193

Consumer Discretionary - 10.51%
Banta Corp	123,200	6,269,648
Bob Evans Farms Inc †	259,900	5,902,329
Brown Shoe Co Inc †	97,200	3,207,600
CBRL Group Inc	165,300	5,563,998
CKE Restaurants Inc †	230,600	3,039,308
Handleman Co †	195,800	2,472,954
Intrawest Corp (Canada)	226,000	6,169,800
Kellwood Co †	207,600	5,366,460
Landry’s Restaurants Inc †	193,400	5,666,620
Russell Corp †	171,800	2,412,072
Sturm Ruger & Co Inc †	141,000	1,297,200
The Cato Corp ‘A’ †	161,850	3,225,671
World Fuel Services Corp	116,100	3,767,445

		54,361,105

Consumer Staples - 8.48%
Casey’s General Stores Inc	195,700	4,540,240
Chiquita Brands International Inc †	239,700	6,699,615
Fresh Del Monte Produce Inc † (Cayman)	230,600	6,276,932
Ruddick Corp	208,500	4,805,925
Sanderson Farms Inc †	173,900	6,462,124
Sensient Technologies Corp †	326,900	6,194,755
Universal Corp	152,300	5,913,809
Weis Markets Inc †	74,300	2,972,743

		43,866,143

Energy - 10.94%
Arch Coal Inc †	60,600	4,090,500
Berry Petroleum Co ‘A’ †	97,400	6,495,606
Cabot Oil & Gas Corp	133,200	6,727,932
Frontier Oil Corp †	76,400	3,388,340
Holly Corp †	141,300	9,040,374
Massey Energy Co †	77,600	3,963,032
Penn Virginia Corp †	106,200	6,128,802
Range Resources Corp †	93,800	3,621,618
St. Mary Land & Exploration Co †	189,900	6,950,340
W&T Offshore Inc †	191,400	6,207,102

		56,613,646

Financial Services - 16.35%
Advance America Cash Advance Centers Inc	229,300	3,038,225
AMCORE Financial Inc †	169,200	5,280,732
AmerUs Group Co †	101,000	5,794,370
BancorpSouth Inc †	183,200	4,186,120
CBL & Associates Properties Inc	84,200	3,451,358
Delphi Financial Group Inc ‘A’ †	123,299	5,770,393
Equity One Inc	224,800	5,226,600
First Industrial Realty Trust Inc †	105,700	4,233,285
Healthcare Realty Trust Inc †	113,100	4,539,834
Hilb Rogal & Hobbs Co †	166,000	6,195,120
HRPT Properties Trust †	267,200	3,315,952
Infinity Property & Casualty Corp †	129,900	4,558,191
LandAmerica Financial Group Inc †	77,100	4,984,515
Nationwide Health Properties Inc †	187,800	4,375,740
New Plan Excel Realty Trust Inc †	82,300	1,888,785

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Old National Bancorp IN †	140,205	$2,975,150
Provident Bankshares Corp	136,000	4,730,080
Scottish Re Group Ltd † (Cayman)	240,000	5,721,600
Susquehanna Bancshares Inc †	135,100	3,247,804
Washington Federal Inc	46,788	1,055,537

		84,569,391

Health Care - 5.60%
Arrow International Inc †	184,200	5,194,440
Invacare Corp	156,500	6,521,355
Landauer Inc †	54,100	2,650,900
Owens & Minor Inc	208,600	6,122,410
Perrigo Co †	393,900	5,636,709
West Pharmaceutical Services Inc †	95,700	2,839,419

		28,965,233

Materials & Processing - 20.19%
Acuity Brands Inc †	211,000	6,260,370
Agnico-Eagle Mines Ltd (Canada)	671,800	9,949,358
Albany International Corp ‘A’	172,800	6,371,136
Barnes Group Inc †	91,700	3,288,362
Commercial Metals Co †	180,900	6,103,566
Corn Products International Inc †	316,400	6,381,788
Ennis Inc †	72,600	1,219,680
Harsco Corp	63,500	4,163,695
IAMGOLD Corp † (Canada)	894,800	6,585,728
IPSCO Inc (Canada)	62,000	4,432,380
Lennox International Inc †	241,600	6,622,256
Lubrizol Corp	95,600	4,142,348
Methanex Corp (Canada)	436,200	6,486,294
Mueller Industries Inc	231,500	6,428,755
Potlatch Corp †	112,000	5,837,440
Rock-Tenn Co ‘A’ †	152,400	2,301,240
RPM International Inc	196,600	3,617,440
Universal Forest Products Inc †	78,700	4,511,084
Valmont Industries Inc †	153,100	4,495,016
WD-40 Co †	198,400	5,259,584

		104,457,520

Multi-Industry - 1.60%
Lancaster Colony Corp	96,700	4,158,100
Teleflex Inc	58,100	4,096,050

		8,254,150

Producer Durables - 5.83%
Crane Co	203,000	6,037,220
Curtiss-Wright Corp	98,400	6,072,264
Kennametal Inc	121,300	5,948,552
Lincoln Electric Holdings Inc †	163,500	6,441,900
Regal-Beloit Corp †	174,900	5,673,756

		30,173,692

Technology - 0.74%
Cubic Corp †	224,900	3,850,288

Utilities - 10.05%
Atmos Energy Corp †	142,800	4,034,100
Cleco Corp †	243,200	5,734,656
Duquesne Light Holdings Inc †	378,900	6,520,869
Energen Corp	98,400	4,256,784
National Fuel Gas Co †	109,700	3,751,740
Peoples Energy Corp †	173,200	6,820,616
Southwest Gas Corp	207,900	5,694,381
UGI Corp	153,200	4,312,580
Vectren Corp	148,900	4,221,315

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Western Gas Resources Inc †	69,400	$3,555,362
WGL Holdings Inc	96,600	3,103,758

		52,006,161

Total Common Stocks (Cost $417,961,991)		502,385,522

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.10%
Repurchase Agreement - 3.10%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $16,012,936; collateralized by U.S. Treasury Bonds: 8.000% due 11/15/21 and market value $7,724,800; and U.S. Treasury Notes: 4.125% due 08/15/08 and market value $8,607,156)	$16,009,000	16,009,000

Total Short-Term Investment (Cost $16,009,000)		16,009,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.21% (Cost $433,970,991)		518,394,522

	Shares
SECURITIES LENDING COLLATERAL - 25.79%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $133,440,032)	133,440,032	133,440,032

TOTAL INVESTMENTS - 126.00% (Cost $567,411,023)		651,834,554

OTHER ASSETS & LIABILITIES, NET - (26.00%)		(134,520,054)

NET ASSETS - 100.00%		$517,314,500

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.50%
Integrated Oils - 0.81%
Petroleo Brasileiro SA (Brazil)	304,000	$4,848,570

Materials & Processing - 0.69%
Cia Vale do Rio Doce ADR † (Brazil)	106,000	4,124,460

Total Preferred Stocks (Cost $2,144,991)		8,973,030

WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	14,840	14,098

Total Warrants (Cost $0)		14,098

COMMON STOCKS - 52.01%
Consumer Discretionary - 11.35%
Cendant Corp	621,200	12,821,568
Corinthian Colleges Inc *	52,500	696,675
Liberty Global Inc ‘A’ *	403,208	10,918,873
Liberty Global Inc ‘C’ *	403,208	10,382,606
Liberty Media Corp ‘A’ *	1,461,500	11,765,075
Take-Two Interactive Software Inc * †	726,849	16,056,094
The Gap Inc	70,300	1,225,329
Viacom Inc ‘B’	120,500	3,977,705

		67,843,925

Consumer Staples - 3.97%
Altria Group Inc	204,800	15,095,808
Constellation Brands Inc ‘A’ *	191,300	4,973,800
Tyson Foods Inc ‘A’	203,300	3,669,565

		23,739,173

Energy - 1.43%
Halliburton Co	66,200	4,536,024
Reliant Energy Inc *	258,200	3,986,608

		8,522,632

Financial Services - 9.93%
Alliance Capital Management Holding LP †	51,600	2,469,060
American International Group Inc	29,200	1,809,232
Assured Guaranty Ltd (Bermuda)	67,100	1,605,703
Bank of America Corp	64,292	2,706,693
Capital One Financial Corp	61,500	4,890,480
Citigroup Inc	89,500	4,074,040
Countrywide Financial Corp	92,600	3,053,948
Everest Re Group Ltd (Bermuda)	31,500	3,083,850
Freddie Mac	33,800	1,908,348
Genworth Financial Inc ‘A’	218,700	7,050,888
Host Marriott Corp	125,500	2,120,950
JPMorgan Chase & Co	136,200	4,621,266
Lehman Brothers Holdings Inc	45,900	5,346,432
Morgan Stanley	31,400	1,693,716
UBS AG (LI) (Switzerland)	65,770	5,588,583
Wachovia Corp	55,001	2,617,498
Wells Fargo & Co	80,200	4,697,314

		59,338,001

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Health Care - 6.40%
Beckman Coulter Inc	51,700	$2,790,766
GlaxoSmithKline PLC ADR (United Kingdom)	79,600	4,081,888
Manor Care Inc	42,200	1,620,902
MedImmune Inc *	111,600	3,755,340
Pfizer Inc	184,360	4,603,469
Sanofi-Aventis ADR (France)	133,700	5,555,235
Schering-Plough Corp ⌂	148,500	3,125,925
Tenet Healthcare Corp *	188,700	2,119,101
The Cooper Cos Inc	25,200	1,930,572
Watson Pharmaceuticals Inc *	113,100	4,140,591
Wyeth	98,300	4,548,341

		38,272,130

Integrated Oils - 3.33%
BP PLC ADR (United Kingdom)	46,500	3,294,525
LUKOIL ADR † (Russia)	113,800	6,571,950
Talisman Energy Inc (Canada)	131,600	6,439,061
Total SA ADR † (France)	26,700	3,626,394

		19,931,930

Materials & Processing - 0.55%
GrafTech International Ltd *	152,400	827,532
Praxair Inc	51,400	2,463,602

		3,291,134

Multi-Industry - 2.05%
Honeywell International Inc	239,300	8,973,750
Tyco International Ltd (Bermuda)	117,100	3,261,235

		12,234,985

Producer Durables - 2.41%
Embraer-Empresa Brasileira de Aeronautica SA ADR † (Brazil)	105,100	4,056,860
Orbital Sciences Corp * †	694,300	8,678,750
WCI Communities Inc * †	58,000	1,645,460

		14,381,070

Technology - 8.40%
ATI Technologies Inc * † (Canada)	215,700	3,006,858
Cisco Systems Inc *	176,800	3,170,024
Compuware Corp *	232,600	2,209,700
Flextronics International Ltd * (Singapore)	294,100	3,779,185
Freescale Semiconductor Inc ‘A’ *	199,100	4,660,931
Hewlett-Packard Co	129,800	3,790,160
Hutchinson Technology Inc *	100	2,612
International Business Machines Corp	101,700	8,158,374
Microsoft Corp	485,400	12,489,342
Net2Phone Inc * †	507,400	887,950
Novell Inc * †	600,800	4,475,960
Raytheon Co	1,300	49,426
Symbol Technologies Inc	4,506	43,618
Synopsys Inc *	185,000	3,496,500

		50,220,640

Utilities - 2.19%
IDT Corp ‘B’ * †	504,300	6,147,417
Kinder Morgan Inc	15,700	1,509,712
The AES Corp *	329,700	5,416,971

		13,074,100

Total Common Stocks (Cost $244,179,213)		310,849,720

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 14.11%
Autos & Transportation - 0.74%
Burlington Northern Santa Fe Corp
7.082% due 05/13/29	$280,000	$334,996
Canadian National Railway Co (Canada)
4.250% due 08/01/09	158,000	155,698
CSX Corp
6.250% due 10/15/08	565,000	588,279
DaimlerChrysler NA Holding Corp
7.200% due 09/01/09 †	570,000	608,615
8.000% due 06/15/10 †	466,000	516,511
FedEx Corp
2.650% due 04/01/07	1,225,000	1,190,912
Lear Corp
8.110% due 05/15/09 †	1,040,000	1,035,097

		4,430,108

Consumer Discretionary - 2.51%
Allied Waste North America Inc
8.875% due 04/01/08 †	555,000	581,362
AOL Time Warner Inc
7.700% due 05/01/32	655,000	777,875
Chancellor Media Corp
8.000% due 11/01/08	1,100,000	1,185,252
Federated Department Stores Inc
6.625% due 09/01/08 †	770,000	806,700
Harrah’s Operating Co Inc
5.625% due 06/01/15 ~	605,000	599,180
Hilton Hotels Corp
8.250% due 02/15/11	529,000	599,892
J.C. Penney Co Inc
7.400% due 04/01/37	1,055,000	1,145,994
Liberty Media Corp
5.700% due 05/15/13 †	615,000	562,735
Starwood Hotels & Resorts Worldwide Inc
7.375% due 05/01/07	924,000	957,495
The Gap Inc
6.900% due 09/15/07	665,000	686,182
9.550% due 12/15/08	171,000	192,557
The Hertz Corp
6.350% due 06/15/10	1,245,000	1,178,475
The May Department Stores Co
3.950% due 07/15/07	400,000	394,550
7.900% due 10/15/07	495,000	521,134
Time Warner Entertainment Co LP
10.150% due 05/01/12	289,000	362,934
Univision Communications Inc
2.875% due 10/15/06	159,000	155,894
3.500% due 10/15/07	830,000	805,887
Viacom Inc
7.875% due 07/30/30	155,000	181,814
Waste Management Inc
6.875% due 05/15/09	1,870,000	1,991,225
Yum! Brands Inc
8.500% due 04/15/06 †	1,280,000	1,306,353

		14,993,490

Consumer Staples - 1.05%
Albertson’s Inc
8.000% due 05/01/31	705,000	643,618
ConAgra Foods Inc
6.000% due 09/15/06	630,000	638,040
Delhaize America Inc
9.000% due 04/15/31	770,000	892,693
General Mills Inc
3.875% due 11/30/07	880,000	865,051

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Kraft Foods Inc
5.250% due 06/01/07	$1,495,000	$1,510,820
Safeway Inc
7.500% due 09/15/09	795,000	856,312
The Kroger Co
6.800% due 04/01/11 †	840,000	896,241

		6,302,775

Financial Services - 5.69%
ABN AMRO NA Holding Capital Trust I
6.523% due 12/01/49 ~ §	670,000	721,041
Allstate Financial Global Funding
4.250% due 09/10/08 ~	240,000	237,144
Bank of America Corp
4.875% due 01/15/13	15,000	14,970
Bankers Trust Corp
7.375% due 05/01/08	125,000	132,944
Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 §	950,000	941,355
CIGNA Corp
7.000% due 01/15/11	400,000	436,822
7.400% due 05/15/07	815,000	847,937
CIT Group Inc
4.750% due 08/15/08	165,000	165,155
7.750% due 04/02/12	470,000	539,474
Citigroup Inc
6.625% due 06/15/32	460,000	520,355
Countrywide Financial Corp
4.500% due 06/15/10 †	625,000	612,603
Credit Suisse First Boston USA Inc
5.500% due 08/15/13	1,150,000	1,186,824
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	720,000	817,091
EOP Operating LP
6.763% due 06/15/07	215,000	221,576
8.100% due 08/01/10	685,000	769,460
8.375% due 03/15/06	515,000	523,979
Ford Motor Credit Co
5.800% due 01/12/09	980,000	915,082
6.250% due 12/08/05 †	399,000	399,494
7.375% due 10/28/09	260,000	251,362
Franklin Resources Inc
3.700% due 04/15/08	485,000	474,011
General Motors Acceptance Corp
6.125% due 02/01/07 †	2,415,000	2,401,558
Household Finance Corp
4.750% due 07/15/13 †	20,000	19,552
8.000% due 07/15/10 †	85,000	96,009
HSBC Finance Corp
6.750% due 05/15/11	1,075,000	1,170,563
iStar Financial Inc
4.875% due 01/15/09 †	835,000	827,621
JPMorgan Chase Capital XV
5.875% due 03/15/35	835,000	820,167
Lehman Brothers Holdings Inc
7.000% due 02/01/08	785,000	824,524
Lehman Brothers Inc
6.625% due 02/15/08	130,000	135,705
Liberty Property LP
5.650% due 08/15/14	595,000	607,478
Marsh & McLennan Cos Inc
5.875% due 08/01/33 †	740,000	672,415
MBNA Corp
7.500% due 03/15/12	900,000	1,024,578
Merrill Lynch & Co Inc
5.000% due 02/03/14	1,200,000	1,195,475
MetLife Inc
5.700% due 06/15/35 †	600,000	598,572

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Morgan Stanley
6.600% due 04/01/12	$570,000	$618,342
National City Bank
6.200% due 12/15/11	82,000	88,028
Nationwide Financial Services Inc
5.900% due 07/01/12	445,000	466,070
6.250% due 11/15/11	115,000	123,374
NiSource Finance Corp
3.200% due 11/01/06 †	190,000	187,001
7.875% due 11/15/10	885,000	996,055
Pemex Project Funding Master Trust
5.750% due 12/15/15 ~	955,000	946,644
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	463,969	439,028
Prudential Holdings LLC
8.695% due 12/18/23 ~	975,000	1,249,567
Prudential Insurance Co of America
8.300% due 07/01/25 ~	945,000	1,225,202
Simon Property Group LP
5.450% due 03/15/13 †	550,000	556,581
5.625% due 08/15/14 †	365,000	374,414
Sprint Capital Corp
8.750% due 03/15/32	735,000	988,593
SunTrust Banks Inc
4.000% due 10/15/08	660,000	647,428
7.750% due 05/01/10	56,000	62,798
The Goldman Sachs Group Inc
5.700% due 09/01/12	1,100,000	1,142,524
Travelers Property Casualty Corp
3.750% due 03/15/08	875,000	851,227
Verizon Global Funding Corp
5.850% due 09/15/35	595,000	587,194
Vornado Realty LP
5.625% due 06/15/07	1,295,000	1,306,317

		33,979,283

Health Care - 0.27%
Aetna Inc
7.375% due 03/01/06	1,240,000	1,254,475
HCA Inc
7.125% due 06/01/06	362,000	368,478

		1,622,953

Integrated Oils - 0.30%
Petroleum Export Ltd (Cayman)
4.623% due 06/15/10 ~	1,830,000	1,821,542

Materials & Processing - 0.10%
Archer-Daniels-Midland Co
5.375% due 09/15/35	610,000	593,192

Multi-Industry - 0.12%
Tyco International Group SA (Bermuda)
6.375% due 02/15/06	740,000	745,008

Producer Durables - 0.64%
Beazer Homes USA Inc
6.875% due 07/15/15 ~	590,000	575,250
D.R. Horton Inc
6.125% due 01/15/14 †	530,000	531,468
K. Hovnanian Enterprises Inc
6.500% due 01/15/14	595,000	575,545
KB Home
5.750% due 02/01/14	740,000	704,830

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Lennar Corp
5.950% due 03/01/13	$570,000	$580,437
Northrop Grumman Corp
7.125% due 02/15/11	755,000	835,318

		3,802,848

Utilities - 2.69%
AT&T Corp
6.000% due 03/15/09	52,000	53,729
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	410,316
8.125% due 05/01/12	495,000	581,231
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	515,000	700,652
CenterPoint Energy Inc
7.250% due 09/01/10	655,000	711,879
Constellation Energy Group Inc
7.000% due 04/01/12	985,000	1,084,260
Cox Communications Inc
4.625% due 01/15/10	1,225,000	1,198,892
Dominion Resources Inc
8.125% due 06/15/10 †	850,000	959,108
DTE Energy Co
6.450% due 06/01/06	525,000	531,466
FirstEnergy Corp
5.500% due 11/15/06	520,000	524,536
7.375% due 11/15/31	505,000	594,163
France Telecom SA (France)
7.750% due 03/01/11 §	555,000	630,891
8.500% due 03/01/31 §	180,000	241,966
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	559,125
Kinder Morgan Inc
6.500% due 09/01/12	650,000	696,832
MidAmerican Energy Holdings Co
5.875% due 10/01/12	1,000,000	1,044,899
Portland General Electric Co
8.125% due 02/01/10 ~	480,000	536,127
Progress Energy Inc
6.850% due 04/15/12	20,000	21,688
PSEG Energy Holdings LLC
7.750% due 04/16/07	660,000	678,150
PSEG Power LLC
6.875% due 04/15/06	505,000	511,098
Sempra Energy
7.950% due 03/01/10 †	614,000	682,507
TCI Communications Inc
7.875% due 02/15/26	715,000	855,632
Telecom Italia Capital SA (Luxembourg)
5.250% due 10/01/15	150,000	147,677
Tele-Communications Inc-TCI Group
9.800% due 02/01/12	1,105,000	1,360,646
TXU Corp
6.550% due 11/15/34	790,000	737,151

		16,054,621

Total Corporate Bonds & Notes (Cost $84,733,151)		84,345,820

MORTGAGE-BACKED SECURITIES - 31.27%
Collateralized Mortgage Obligations - 10.63%
Banc of America Commercial Mortgage Inc
4.501% due 07/10/43 “	1,060,000	1,043,058
4.512% due 12/10/42 “	1,010,000	987,886
4.783% due 07/10/43 “ §	1,290,000	1,279,365

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Banc of America Funding Corp
6.500% due 07/20/32 “	$1,076,679	$1,084,752
Banc of America Mortgage Securities
3.712% due 06/25/34 “ §	242,272	242,271
4.989% due 06/25/35 “ §	276,032	275,532
6.500% due 10/25/34 “	889,119	906,068
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 “	2,065,204	2,006,732
4.945% due 02/11/41 “	500,000	499,910
Citigroup Mortgage Loan Trust Inc
4.922% due 08/25/35 “ §	1,584,000	1,583,984
Countrywide Alternative Loan Trust
4.010% due 10/25/34 “ §	482,455	482,868
6.500% due 08/25/32 # “	2,019,675	2,051,233
6.500% due 09/25/34 “	37,108	37,893
Fannie Mae
4.189% due 12/18/32 “ §	343,031	345,285
4.500% due 08/25/09 “	80,810	80,687
5.000% due 02/25/18 - 01/25/20 “ ±	2,828,000	2,822,432
5.500% due 04/25/23 “	1,068,000	1,097,335
6.000% due 03/25/27 - 09/25/30 “ ±	944,434	950,681
6.500% due 06/25/23 - 10/25/31 “ ±	2,309,699	2,385,240
Fannie Mae (IO)
2.870% due 02/25/35 - 05/25/35 “ § ±	4,701,014	279,180
2.920% due 08/25/25 - 03/25/35 “ § ±	12,106,819	708,413
3.270% due 11/25/30 “ §	688,429	47,440
4.070% due 11/25/31 “ §	1,479,145	136,123
4.120% due 01/25/32 “ §	356,518	33,199
4.170% due 04/25/32 - 12/25/32 “ § ±	3,751,292	359,159
4.270% due 03/25/32 “ §	526,423	51,108
4.311% due 12/18/32 “ §	478,218	47,829
4.420% due 02/25/33 “ §	830,674	86,531
5.500% due 01/01/33 - 02/01/34 “ ±	9,370,635	2,009,190
6.500% due 02/01/32 - 02/01/33 “ ±	4,824,253	1,006,190
6.500% due 02/01/33 “ §	570,879	112,571
7.000% due 06/01/23 - 08/01/26 “ ±	3,557,153	689,186
7.500% due 08/01/23 - 01/01/24 “ ±	2,553,809	500,810
Fannie Mae (PO)
0.000% due 09/25/23 “	384,161	328,977
Fannie Mae Grantor Trust
7.000% due 11/25/31 “	1,232,314	1,284,131
Fannie Mae Whole Loan
7.000% due 02/25/44 “	2,752,012	2,887,031
First Chicago Lennar Trust
7.670% due 04/29/39 ~ “ §	760,000	761,900
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/35 “	670,671	696,242
Freddie Mac
4.168% due 06/15/29 - 01/15/33 “ § ±	499,618	502,814
4.268% due 03/15/32 “ §	229,390	231,222
5.500% due 10/15/14 - 05/15/25 “ ±	2,021,501	2,029,442
6.000% due 03/15/30 - 04/15/30 “ ±	742,948	747,865
6.500% due 02/15/23 - 08/15/28 “ ±	1,810,401	1,860,167

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Freddie Mac (IO)
2.382% due 07/15/25 “ §	$3,250,507	$157,130
2.932% due 01/15/35 “ §	3,673,632	206,198
3.882% due 07/15/26 - 03/15/29 “ § ±	1,127,974	91,582
6.500% due 02/01/28 - 01/01/29 “ ±	365,443	67,935
7.000% due 06/01/26 - 04/01/27 “ ±	1,663,495	321,128
Freddie Mac (PO)
0.000% due 06/01/26 “	154,314	131,867
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 “	1,899,000	1,858,865
4.433% due 07/10/39 “	640,000	633,031
4.578% due 06/10/48 “	450,000	442,170
4.853% due 07/10/45 “	620,000	621,234
GMAC Commercial Mortgage Securities Inc
4.547% due 12/10/41 “	660,000	646,619
6.869% due 07/15/29 “	417,986	430,893
Government National Mortgage Association (IO)
3.728% due 02/16/32 “ §	865,205	64,886
3.828% due 01/16/27 “ §	714,664	55,604
3.861% due 01/17/30 “ §	644,144	47,314
3.928% due 12/16/26 “ §	1,698,560	140,381
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 “	930,000	912,237
GS Mortgage Securities Corp II
3.659% due 10/10/28 “	709,224	691,097
4.602% due 08/10/38 “	400,000	397,629
GSR Mortgage Loan Trust
4.494% due 12/25/34 “ §	335,501	334,629
JPMorgan Chase Commercial Mortgage Securities Corp
3.972% due 03/12/39 “	1,302,738	1,267,393
4.575% due 07/15/42 “	260,000	256,917
4.790% due 10/15/42 “	880,000	884,375
LB-UBS Commercial Mortgage Trust
4.885% due 09/18/30 “	730,000	731,472
MASTR Alternative Loans Trust
4.700% due 08/25/34 “ §	2,664,670	2,656,117
6.000% due 07/25/34 “	1,480,559	1,498,294
MASTR Seasoned Securities Trust
6.500% due 08/25/32 “	2,068,283	2,095,430
Nomura Asset Securities Corp
6.590% due 03/15/30 “	790,000	825,449
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/10 ~ “	1,620,000	1,796,412
Residential Accredit Loans Inc
5.750% due 01/25/33 “	749,734	753,108
Wachovia Bank Commercial Mortgage Trust
4.782% due 03/15/42 “	1,490,000	1,485,915
5.087% due 07/15/42 “ §	740,000	742,627
Washington Mutual Inc
4.684% due 05/25/35 “ §	1,069,072	1,069,627
Wells Fargo Mortgage-Backed Securities Trust
3.803% due 08/25/34 “ §	305,203	305,472
4.530% due 01/25/35 “ §	1,201,704	1,199,494
4.594% due 11/25/34 “ §	139,589	139,265

		63,519,728

Fannie Mae - 18.28%
4.500% due 10/01/20 # “	8,000,000	7,835,000
5.000% due 06/01/18 - 07/01/18 “ ±	3,308,357	3,302,962
5.000% due 10/13/35 - 11/01/35 # “ ±	17,502,000	17,131,235
5.500% due 03/01/33 - 11/01/34 “ ±	11,239,507	11,247,574
5.500% due 10/01/20 - 11/01/35 # “ ±	17,171,000	17,193,794

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
6.000% due 04/01/16 - 08/01/35 “ ±	$10,743,935	$11,044,318
6.000% due 11/17/20 - 10/01/35 # “ ±	18,764,000	19,118,042
6.500% due 03/01/28 - 11/01/31 “ ±	3,102,043	3,205,871
6.500% due 10/01/34 - 11/01/35 # “ ±	17,130,483	17,631,702
7.000% due 04/01/20 “	1,164,269	1,217,472
7.500% due 03/01/30 - 07/01/30 “ ±	292,822	310,276
8.500% due 07/01/32 “	43,673	47,501

		109,285,747

Freddie Mac - 2.36%
6.000% due 04/01/17 “	2,496,108	2,566,346
6.500% due 04/01/18 - 04/01/34 “ ±	1,062,556	1,096,651
7.000% due 04/01/28 - 12/01/34 “ ±	9,993,752	10,446,395

		14,109,392

Total Mortgage-Backed Securities (Cost $189,311,077)		186,914,867

ASSET-BACKED SECURITIES - 5.89%
AESOP Funding II LLC
3.856% due 04/20/09 ~ “ §	370,000	370,269
BMW Vehicle Owner Trust
3.660% due 12/26/07 “	1,460,000	1,456,694
Capital Auto Receivables Asset Trust
3.580% due 01/15/09 “	1,320,000	1,296,841
3.730% due 07/16/07 “	610,000	609,342
Capital One Prime Auto Receivables Trust
4.240% due 11/15/07 “	1,370,000	1,368,856
Centex Home Equity Co LLC
2.980% due 04/25/20 “ §	227,314	226,090
4.050% due 08/25/21 “ §	317,258	315,607
4.196% due 12/25/24 “ §	770,195	767,811
Chase Funding Mortgage Loan Asset-Backed Certificates
2.427% due 06/25/19 “	332,162	331,199
2.451% due 11/25/18 “	70,319	70,154
Chase Manhattan Auto Owner Trust
3.720% due 12/15/07 “	1,030,000	1,025,871
4.240% due 09/15/08 “	133,125	133,236
CIT Equipment Collateral
2.660% due 11/20/06 ~ “	821,207	817,947
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 “	180,000	178,339
5.650% due 06/16/08 “	1,200,000	1,210,609
Consumer Credit Reference IDX Securities Program
10.421% due 03/22/07 ~ “	320,000	334,909
Countrywide Asset-Backed Certificates
4.200% due 02/25/33 “ §	18,836	19,009
4.317% due 09/25/21 “ §	845,826	842,791
DaimlerChrysler Auto Trust
2.480% due 02/08/07 “	148,634	148,501
2.620% due 06/08/07 “	1,047,061	1,043,539
3.170% due 09/08/07 “	1,292,281	1,288,408
4.490% due 10/06/08 “	274,761	275,115
Equity One Asset-Backed Securities Inc
3.800% due 07/25/34 “ §	1,070,000	1,065,148
Ford Credit Auto Owner Trust
2.130% due 10/15/06 “	313,708	313,282
3.480% due 11/15/08 “	930,000	919,815
3.780% due 09/15/07 “	894,846	893,677

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
GS Auto Loan Trust
4.320% due 05/15/08 “	$2,640,000	$2,637,162
Harley-Davidson Motorcycle Trust
1.500% due 01/15/08 “	176,883	176,681
Honda Auto Receivables Owner Trust
3.210% due 05/21/07 “	593,828	592,188
3.730% due 10/18/07 “	960,000	955,653
Lehman XS Trust
5.180% due 08/25/35 “ §	1,359,103	1,364,686
MBNA Credit Card Master Note Trust
5.118% due 03/15/16 “ §	1,720,000	1,828,060
Nissan Auto Lease Trust
2.550% due 01/15/07 “	435,712	434,802
Onyx Acceptance Owner Trust
4.030% due 04/15/08 “	780,000	778,137
4.710% due 03/15/09 “	592,425	592,864
Popular ABS Mortgage Pass-Through Trust
3.735% due 12/25/34 “ §	350,000	345,256
3.914% due 05/25/35 “ §	260,000	256,329
4.415% due 04/25/35 “ §	430,000	426,618
Residential Asset Mortgage Products Inc
4.450% due 07/25/28 “	760,000	755,916
Structured Asset Securities Corp
5.180% due 03/25/35 “ §	1,972,579	1,976,449
USAA Auto Owner Trust
2.410% due 02/15/07 “	310,338	309,906
2.790% due 06/15/07 “	583,686	582,238
Volkswagen Auto Lease Trust
2.470% due 01/22/07 “	661,145	659,307
3.520% due 04/20/07 “	1,090,000	1,086,359
Wachovia Auto Owner Trust
2.400% due 05/21/07 “	334,547	333,673
Wells Fargo Home Equity Trust
2.940% due 02/25/18 “ §	799,061	792,610
WFS Financial Owner Trust
4.500% due 02/20/10 “ §	287,968	288,433
Whole Auto Loan Trust
2.590% due 05/15/07 “	683,126	680,107

Total Asset-Backed Securities (Cost $35,309,035)		35,176,493

U.S. GOVERNMENT AGENCY ISSUES - 3.98%
Fannie Mae
0.000% due 10/05/07	3,375,000	3,091,665
4.250% due 08/15/10 †	680,000	671,919
6.000% due 05/15/11 ‡	2,500,000	2,677,770
7.250% due 05/15/30	940,000	1,244,193
Federal Home Loan Bank
3.125% due 11/15/06 †	2,470,000	2,436,235
Freddie Mac
3.625% due 09/15/06	815,000	809,657
3.625% due 09/15/08	3,000,000	2,936,880
4.125% due 07/12/10 †	330,000	324,946
6.625% due 09/15/09	310,000	333,790
Tennessee Valley Authority
4.650% due 06/15/35	1,335,000	1,276,141
5.375% due 11/13/08	525,000	539,621
6.790% due 05/23/12	6,638,000	7,460,906

Total U.S. Government Agency Issues (Cost $24,174,479)		23,803,723

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.86%
U.S. Treasury Bonds - 0.10%
5.375% due 02/15/31 †	$543,000	$608,500

U.S. Treasury Notes - 0.76%
3.625% due 06/15/10 †	706,000	688,351
3.750% due 03/31/07 †	190,000	188,842
3.875% due 07/15/10 †	555,000	546,740
3.875% due 09/15/10	1,160,000	1,143,960
4.000% due 08/31/07 †	90,000	89,722
4.125% due 05/15/15 †	687,000	675,380
4.250% due 08/15/15	860,000	854,894
5.000% due 02/15/11	347,000	359,891

		4,547,780

Total U.S. Treasury Obligations (Cost $5,196,301)		5,156,280

FOREIGN GOVERNMENT BONDS - 0.20%
United Mexican States (Mexico) 7.500% due 01/14/12 †	1,055,000	1,186,348

Total Foreign Government Bonds (Cost $1,162,657)		1,186,348

SHORT-TERM INVESTMENT - 1.14%
Repurchase Agreement - 1.14%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $6,784,667; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $6,922,977)	6,783,000	6,783,000

Total Short-Term Investment (Cost $6,783,000)		6,783,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 110.96% (Cost $592,993,904)		663,203,379

	Shares
SECURITIES LENDING COLLATERAL - 11.99%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $71,677,285)	71,677,285	71,677,285

TOTAL INVESTMENTS - 122.95% (Cost $664,671,189)		734,880,664

OTHER ASSETS & LIABILITIES, NET - (22.95%)		(137,201,102)

NET ASSETS - 100.00%		$597,679,562

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $1,071,108 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 30-Year Bonds (12/05)	193	$19,300,000	($489,280)
Short Futures Outstanding

U.S. Treasury 2-Year Notes (12/05)	359	71,800,000	427,343
U.S. Treasury 5-Year Notes (12/05)	257	25,700,000	166,777
U.S. Treasury 10-Year Notes (12/05)	162	16,200,000	249,508

			$354,348

(b) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	—	$—
Call Options Written	548	67,264
Call Options Expired	—	—
Call Options Repurchased	—	—

Outstanding, September 30, 2005	548	$67,264

(c) Premiums received and value of written options outstanding as of September 30, 2005:

	Number of
Type	Contracts	Premium	Value

Call - CBOE Schering-Plough Corp Strike @ $22.50 Exp. 01/21/06 Broker: Cantor Fitzgerald	548	$67,264	$38,360

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	55,563	$52,785
MicroStrategy Inc * Exp. 06/24/07	17,632	3,350

		56,135

Total Warrants (Cost $0)		56,135

COMMON STOCKS - 98.12%
Autos & Transportation - 1.54%
Alaska Air Group Inc * †	8,400	244,104
Autoliv Inc	3,000	130,500
Burlington Northern Santa Fe Corp	113,700	6,799,260
CNF Inc	14,900	782,250
CSX Corp	62,100	2,886,408
FedEx Corp	46,000	4,007,980
Ford Motor Co †	466,300	4,597,718
Genuine Parts Co	12,900	553,410
Harley-Davidson Inc	13,000	629,720
Laidlaw International Inc	19,900	480,983
Norfolk Southern Corp	102,300	4,149,288
PACCAR Inc	33,100	2,247,159
Swift Transportation Co Inc * †	13,000	230,100
United Parcel Service Inc ‘B’	17,400	1,202,862
Yellow Roadway Corp * †	6,437	266,621

		29,208,363

Consumer Discretionary - 10.30%
Abercrombie & Fitch Co ‘A’	7,300	363,905
Activision Inc *	18,200	372,190
Advance Auto Parts Inc *	18,300	707,844
American Eagle Outfitters Inc	30,600	720,018
American Greetings Corp ‘A’ †	13,200	361,680
Apollo Group Inc ‘A’ *	9,800	650,622
Arbitron Inc †	3,000	119,520
AutoNation Inc *	31,400	627,058
Avon Products Inc	26,300	710,100
Barnes & Noble Inc	9,100	343,070
bebe stores inc †	3,325	58,188
Bed Bath & Beyond Inc *	86,300	3,467,534
Best Buy Co Inc	82,300	3,582,519
Blockbuster Inc ‘B’ †	44,299	198,460
Borders Group Inc †	8,700	192,879
Catalina Marketing Corp †	3,100	70,494
CBRL Group Inc	5,800	195,228
CEC Entertainment Inc * †	10,300	327,128
Cendant Corp	99,300	2,049,552
Choice Hotels International Inc †	3,300	213,312
Circuit City Stores Inc	37,800	648,648
CKE Restaurants Inc †	9,700	127,846
Coach Inc *	83,600	2,621,696
Costco Wholesale Corp	30,300	1,305,627
Darden Restaurants Inc	30,300	920,211
Dillard’s Inc ‘A’ †	17,800	371,664
Discovery Holding Co ‘A’ *	5,650	81,586
EarthLink Inc * †	54,100	578,870
Eastman Kodak Co †	21,800	530,394
eBay Inc *	18,200	749,840
Electronics Boutique Holdings Corp * †	6,000	377,040
Federated Department Stores Inc	81,000	5,416,470
Gannett Co Inc	11,300	777,779

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Getty Images Inc * †	4,700	$404,388
Google Inc ‘A’ *	28,600	9,050,756
Hilton Hotels Corp	27,700	618,264
International Game Technology	27,200	734,400
J.C. Penney Co Inc	107,300	5,088,166
Jack in the Box Inc *	4,900	146,559
Kimberly-Clark Corp	57,700	3,434,881
Labor Ready Inc * †	3,900	100,035
Liberty Media Corp ‘A’ *	93,400	751,870
Limited Brands Inc	19,500	398,385
Lowe’s Cos Inc	107,000	6,890,800
Marriott International Inc ‘A’	53,600	3,376,800
Marvel Entertainment Inc * †	12,100	216,227
McDonald’s Corp	153,600	5,144,064
MGM MIRAGE *	120,700	5,283,039
Michaels Stores Inc	26,400	872,784
Movie Gallery Inc †	8,400	87,276
Nautilus Inc †	10,100	222,907
Nike Inc ‘B’	11,700	955,656
Nordstrom Inc	98,100	3,366,792
Office Depot Inc *	22,700	674,190
Pacific Sunwear of California Inc *	13,000	278,720
Penn National Gaming Inc *	14,900	463,539
PHH Corp *	4,955	136,064
R.H. Donnelley Corp *	1,800	113,868
R.R. Donnelley & Sons Co	19,000	704,330
Republic Services Inc	21,100	744,619
Robert Half International Inc	5,600	199,304
Staples Inc	103,850	2,214,082
Starbucks Corp *	3,000	150,300
Starwood Hotels & Resorts Worldwide Inc	45,200	2,584,084
Target Corp	210,300	10,920,879
The Black & Decker Corp	6,200	508,958
The Children’s Place Retail Stores Inc * †	6,000	213,840
The Corporate Executive Board Co	1,800	140,364
The Gap Inc	138,000	2,405,340
The Gillette Co	352,700	20,527,140
The Home Depot Inc	363,700	13,871,518
The McGraw-Hill Cos Inc	76,500	3,675,060
The Men’s Wearhouse Inc *	15,000	400,500
The Timberland Co ‘A’ * †	20,100	678,978
The TJX Cos Inc	96,300	1,972,224
The Toro Co †	21,600	794,016
The Walt Disney Co	163,300	3,940,429
Tiffany & Co †	12,800	509,056
Time Warner Inc	788,300	14,276,113
Too Inc * †	7,800	213,954
Tupperware Corp	9,000	205,020
United Online Inc †	35,050	485,442
Viacom Inc ‘B’	211,611	6,985,279
Wal-Mart Stores Inc	324,600	14,223,972
Waste Management Inc	65,400	1,871,094
Weight Watchers International Inc * †	5,200	268,216
Wendy’s International Inc	13,400	605,010
WESCO International Inc * †	11,000	372,570
Whirlpool Corp	5,400	409,158
Yahoo! Inc *	145,500	4,923,720
Yum! Brands Inc	90,000	4,356,900
Zale Corp *	10,600	288,108

		195,288,979

Consumer Staples - 5.53%
7-Eleven Inc *	9,600	341,856
Albertson’s Inc	27,800	713,070
Altria Group Inc	367,300	27,073,683
Anheuser-Busch Cos Inc	39,500	1,700,080
Brown-Forman Corp ‘B’	2,100	125,034
Campbell Soup Co	9,900	294,525
Chiquita Brands International Inc †	11,000	307,450

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Coca-Cola Enterprises Inc	20,700	$403,650
Colgate-Palmolive Co	37,300	1,969,067
Dean Foods Co *	5,400	209,844
General Mills Inc	81,700	3,937,940
Kellogg Co	5,000	230,650
Loews Corp-Carolina Group	8,300	328,929
Longs Drug Stores Corp †	7,600	325,964
PepsiCo Inc	299,400	16,978,974
Pilgrim’s Pride Corp †	20,000	728,000
Reynolds American Inc †	38,100	3,163,062
Safeway Inc	90,500	2,316,800
Sara Lee Corp	17,300	327,835
SUPERVALU Inc	23,400	728,208
Sysco Corp	13,200	414,084
The Coca-Cola Co	371,600	16,049,404
The Hershey Co	62,900	3,541,899
The Kroger Co *	117,700	2,423,443
The Pepsi Bottling Group Inc	45,500	1,299,025
The Procter & Gamble Co	236,800	14,080,128
TreeHouse Foods Inc * †	1,080	29,030
Walgreen Co	105,900	4,601,355
Whole Foods Market Inc	600	80,670

		104,723,659

Energy - 4.12%
Anadarko Petroleum Corp	88,300	8,454,725
Apache Corp	85,900	6,461,398
Baker Hughes Inc	31,200	1,862,016
Burlington Resources Inc	139,900	11,376,668
Cabot Oil & Gas Corp †	3,300	166,683
Cal Dive International Inc * †	11,300	716,533
Chesapeake Energy Corp †	81,300	3,109,725
CONSOL Energy Inc	7,300	556,771
Devon Energy Corp	147,800	10,144,992
Diamond Offshore Drilling Inc †	16,000	980,000
EOG Resources Inc	86,800	6,501,320
Forest Oil Corp *	6,700	349,070
Frontier Oil Corp †	11,600	514,460
Halliburton Co	10,600	726,312
Helmerich & Payne Inc	15,500	936,045
Holly Corp †	3,900	249,522
Kerr-McGee Corp	54,372	5,280,065
Newfield Exploration Co *	19,000	932,900
Noble Energy Inc	16,000	750,400
NRG Energy Inc * †	15,800	673,080
Peabody Energy Corp †	3,300	278,355
Pogo Producing Co	7,500	442,050
Remington Oil & Gas Corp *	1,800	74,700
St. Mary Land & Exploration Co †	4,500	164,700
Stone Energy Corp *	2,100	128,184
Sunoco Inc	24,300	1,900,260
Swift Energy Co * †	7,700	352,275
Tesoro Corp	15,700	1,055,668
The Houston Exploration Co * †	5,900	396,775
The Williams Cos Inc	173,400	4,343,670
Universal Compression Holdings Inc * †	1,400	55,678
Valero Energy Corp	64,190	7,257,306
Vintage Petroleum Inc	18,400	840,144

		78,032,450

Financial Services - 23.10%
ACE Ltd (Cayman)	53,900	2,537,073
Aflac Inc	37,100	1,680,630
American Capital Strategies Ltd †	24,900	912,834
American Express Co	152,000	8,730,880
American International Group Inc	396,600	24,573,336
AmeriCredit Corp *	40,800	973,896
AmerUs Group Co †	16,700	958,079
AmSouth Bancorp	34,000	858,840

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Aon Corp	14,100	$452,328
Assurant Inc †	18,900	719,334
Astoria Financial Corp	25,450	672,389
Automatic Data Processing Inc	10,000	430,400
Bank of America Corp	866,448	36,477,461
BB&T Corp	87,000	3,397,350
Capital One Financial Corp	63,600	5,057,472
CB Richard Ellis Group Inc ‘A’ *	6,500	319,800
CIGNA Corp	56,900	6,706,234
Cincinnati Financial Corp	2,348	98,358
CIT Group Inc †	28,500	1,287,630
Citigroup Inc	991,000	45,110,320
Comerica Inc	49,600	2,921,440
Compass Bancshares Inc †	9,200	421,636
Countrywide Financial Corp	131,798	4,346,698
Downey Financial Corp †	4,800	292,320
Equifax Inc	11,700	408,798
Fair Isaac Corp †	4,300	192,640
Fannie Mae	149,900	6,718,518
Fidelity National Financial Inc	33,237	1,479,711
Fifth Third Bancorp †	40,700	1,494,911
First Data Corp	62,300	2,492,000
Fiserv Inc *	14,400	660,528
Franklin Resources Inc	58,300	4,894,868
Freddie Mac	116,100	6,555,006
Fremont General Corp †	13,100	285,973
GATX Corp †	10,000	395,500
Global Payments Inc	1,600	124,352
Golden West Financial Corp	42,200	2,506,258
HCC Insurance Holdings Inc †	18,300	522,099
Hibernia Corp ‘A’	21,600	648,864
Huntington Bancshares Inc †	7,700	173,019
IndyMac Bancorp Inc †	23,700	938,046
Jefferson-Pilot Corp	4,500	230,265
JPMorgan Chase & Co	673,012	22,835,297
KeyCorp	169,100	5,453,475
LandAmerica Financial Group Inc †	8,100	523,665
Legg Mason Inc	8,850	970,756
Lehman Brothers Holdings Inc	87,200	10,157,056
Lincoln National Corp	7,700	400,554
Loews Corp	61,000	5,637,010
M&T Bank Corp	42,500	4,492,675
Marsh & McLennan Cos Inc	9,900	300,861
Marshall & Ilsley Corp	41,900	1,823,069
MBIA Inc †	11,700	709,254
MBNA Corp	195,200	4,809,728
Mellon Financial Corp	17,900	572,263
Merrill Lynch & Co Inc	234,800	14,404,980
MetLife Inc	147,900	7,369,857
MGIC Investment Corp	7,500	481,500
Moody’s Corp	45,400	2,319,032
Morgan Stanley	246,500	13,296,210
National City Corp	152,300	5,092,912
Northern Trust Corp	15,400	778,470
Old Republic International Corp	12,800	341,376
PartnerRe Ltd † (Bermuda)	2,700	172,935
Paychex Inc	14,000	519,120
Principal Financial Group Inc	132,800	6,290,736
Protective Life Corp	4,500	185,310
Providian Financial Corp *	20,500	362,440
Prudential Financial Inc	123,300	8,330,148
Radian Group Inc	7,900	419,490
Regions Financial Corp	81,219	2,527,535
Safeco Corp	26,200	1,398,556
SLM Corp	62,300	3,341,772
StanCorp Financial Group Inc	6,500	547,300
SunTrust Banks Inc	81,100	5,632,395
SVB Financial Group *	6,800	330,752
The Allstate Corp	183,800	10,162,302

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
The Bank of New York Co Inc	79,100	$2,326,331
The Bear Stearns Cos Inc	53,900	5,915,525
The Charles Schwab Corp	425,300	6,137,079
The Chubb Corp	73,800	6,608,790
The First American Corp	26,300	1,201,121
The Goldman Sachs Group Inc	61,400	7,465,012
The Hartford Financial Services Group Inc	89,800	6,929,866
The PMI Group Inc †	6,000	239,220
The PNC Financial Services Group Inc	80,700	4,682,214
The Progressive Corp	48,400	5,070,868
The St. Paul Travelers Cos Inc	152,800	6,856,136
Toronto-Dominion Bank (Canada)	6,911	340,851
U.S. Bancorp	502,600	14,113,008
UnionBanCal Corp	25,100	1,749,972
Universal American Financial Corp * †	5,400	122,796
W.R. Berkley Corp	9,600	379,008
Wachovia Corp	398,800	18,978,892
Washington Mutual Inc	162,500	6,373,250
WellChoice Inc *	9,500	721,050
Wells Fargo & Co	285,500	16,721,735
Zions Bancorp	16,600	1,182,086

		437,763,695

Health Care - 12.69%
Abbott Laboratories	250,500	10,621,200
Aetna Inc	65,500	5,642,170
Allergan Inc	48,500	4,443,570
American Healthways Inc * †	7,700	326,480
AmerisourceBergen Corp †	11,000	850,300
Amgen Inc *	161,600	12,874,672
Barr Pharmaceuticals Inc *	22,200	1,219,224
Bausch & Lomb Inc	4,500	363,060
Baxter International Inc	103,500	4,126,545
Becton Dickinson & Co	98,600	5,169,598
Beverly Enterprises Inc * †	6,500	79,625
Boston Scientific Corp *	77,400	1,808,838
Bristol-Myers Squibb Co	289,200	6,958,152
Cardinal Health Inc	32,000	2,030,080
Caremark Rx Inc *	67,800	3,385,254
Community Health Systems Inc *	4,500	174,645
Edwards Lifesciences Corp *	7,200	319,752
Eli Lilly & Co	80,300	4,297,656
Express Scripts Inc *	14,000	870,800
Genentech Inc *	41,200	3,469,452
Genesis HealthCare Corp * †	5,000	201,600
Gilead Sciences Inc *	40,500	1,974,780
Guidant Corp	36,500	2,514,485
Haemonetics Corp * †	3,300	156,849
HCA Inc	158,800	7,609,696
Health Net Inc * †	10,900	515,788
Humana Inc *	25,800	1,235,304
Invitrogen Corp *	4,700	353,581
Johnson & Johnson	616,000	38,980,480
Kindred Healthcare Inc * †	9,200	274,160
LCA-Vision Inc †	7,900	293,248
Lincare Holdings Inc *	14,600	599,330
McKesson Corp	116,000	5,504,200
Medco Health Solutions Inc *	90,254	4,948,627
Medicis Pharmaceutical Corp ‘A’ †	11,200	364,672
Medtronic Inc	201,000	10,777,620
Mentor Corp †	4,700	258,547
Merck & Co Inc	647,700	17,623,917
PacifiCare Health Systems Inc *	12,300	981,294
Pediatrix Medical Group Inc * †	5,200	399,464
Pfizer Inc	1,402,560	35,021,923
Quest Diagnostics Inc	65,700	3,320,478
Sierra Health Services Inc * †	5,200	358,124
Sunrise Senior Living Inc * †	3,500	233,590
Triad Hospitals Inc * †	11,000	497,970

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
UnitedHealth Group Inc	322,050	$18,099,210
VCA Antech Inc * †	4,000	102,080
WellPoint Inc *	102,000	7,733,640
Wyeth	228,400	10,568,068

		240,533,798

Integrated Oils - 9.08%
Amerada Hess Corp	27,500	3,781,250
Canadian Natural Resources Ltd (Canada)	77,600	3,506,382
Chevron Corp	470,247	30,439,088
ConocoPhillips	297,200	20,777,252
Crew Energy Inc * (Canada)	2	35
Exxon Mobil Corp	1,259,200	80,009,568
GlobalSantaFe Corp (Cayman)	14,200	647,804
Marathon Oil Corp	118,200	8,147,526
Murphy Oil Corp	35,400	1,765,398
Occidental Petroleum Corp	103,500	8,842,005
Paramount Resources Ltd ‘A’ * (Canada)	172,200	5,066,013
Precision Drilling Corp * (Canada)	17,200	846,462
Talisman Energy Inc (Canada)	66,800	3,268,459
Transocean Inc * (Cayman)	56,500	3,464,015
Trilogy Energy Trust (Canada)	62,500	1,500,000

		172,061,257

Materials & Processing - 2.84%
Agrium Inc † (Canada)	25,400	558,038
Air Products & Chemicals Inc	42,000	2,315,880
Alcoa Inc	5,600	136,752
American Standard Cos Inc	36,300	1,689,765
Archer-Daniels-Midland Co	272,000	6,707,520
Ashland Inc	6,300	348,012
Building Materials Holding Corp †	3,300	307,527
Carpenter Technology Corp †	8,100	474,741
Crown Holdings Inc *	32,200	513,268
E.I. du Pont de Nemours & Co	166,400	6,517,888
Eagle Materials Inc †	2,000	242,740
Eagle Materials Inc ‘B’ †	5,334	617,144
Eastman Chemical Co	14,600	685,762
Energizer Holdings Inc *	16,700	946,890
Engelhard Corp †	9,700	270,727
FMC Corp *	12,600	720,972
Freeport-McMoRan Copper & Gold Inc ‘B’	2,600	126,334
Harsco Corp	3,600	236,052
Louisiana-Pacific Corp	18,800	520,572
Martin Marietta Materials Inc	8,700	682,602
Masco Corp	83,100	2,549,508
Monsanto Co	23,200	1,455,800
Mueller Industries Inc	2,600	72,202
Nucor Corp	21,800	1,285,982
Owens-Illinois Inc *	47,200	973,264
Pactiv Corp *	4,100	71,832
Phelps Dodge Corp †	33,100	4,300,683
Potlatch Corp †	6,400	333,568
PPG Industries Inc	57,300	3,391,587
Praxair Inc	11,800	565,574
Precision Castparts Corp	25,200	1,338,120
Quanex Corp †	5,900	390,698
Reliance Steel & Aluminum Co †	4,200	222,306
Rohm & Haas Co	86,000	3,537,180
The Dow Chemical Co	151,400	6,308,838
The Sherwin-Williams Co	5,900	260,013
The Valspar Corp	3,800	84,968
USG Corp * †	14,000	962,080
Vulcan Materials Co	7,800	578,838
Washington Group International Inc * †	6,100	328,729
Weyerhaeuser Co	3,800	261,250

		53,892,206

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Multi-Industry - 4.30%
3M Co	175,900	$12,904,024
General Electric Co	1,779,600	59,919,132
Honeywell International Inc	59,000	2,212,500
ITT Industries Inc	11,300	1,283,680
SPX Corp †	8,000	367,600
Textron Inc	43,900	3,148,508
Tyco International Ltd (Bermuda)	57,300	1,595,805

		81,431,249

Producer Durables - 3.71%
Agilent Technologies Inc *	32,800	1,074,200
Applied Materials Inc	226,900	3,848,224
ATMI Inc * †	1,800	55,800
Caterpillar Inc	142,200	8,354,250
Cavco Industries Inc * †	1,280	46,438
Centex Corp	9,100	587,678
Cummins Inc †	4,500	395,955
Cymer Inc * †	3,600	112,752
D.R. Horton Inc	101,066	3,660,611
Deere & Co	12,300	752,760
Emerson Electric Co	38,200	2,742,760
Flowserve Corp * †	8,300	301,705
Goodrich Corp	17,500	775,950
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	67,600	2,584,348
Joy Global Inc	10,900	550,014
KB Home †	6,600	483,120
KLA-Tencor Corp	1,300	63,388
Lennar Corp ‘A’	28,000	1,673,280
Lockheed Martin Corp	112,200	6,848,688
MDC Holdings Inc †	4,200	331,338
Northrop Grumman Corp	124,700	6,777,445
NVR Inc * †	900	796,455
Pall Corp †	3,900	107,250
Photronics Inc * †	7,100	137,740
Pitney Bowes Inc	7,400	308,876
Pulte Homes Inc	20,200	866,984
Rockwell Collins Inc	20,200	976,064
Standard Pacific Corp	7,600	315,476
Terex Corp *	4,600	227,378
The Boeing Co	181,600	12,339,720
The Ryland Group Inc	15,000	1,026,300
Thermo Electron Corp *	5,600	173,040
Thomas & Betts Corp *	4,000	137,640
Toll Brothers Inc *	8,800	393,096
United Technologies Corp	200,700	10,404,288

		70,231,011

Technology - 13.60%
ADTRAN Inc	7,900	248,850
Amphenol Corp ‘A’	29,800	1,202,132
Apple Computer Inc *	239,400	12,834,234
Applera Corp-Applied Biosystems Group	33,100	769,244
Autodesk Inc	9,600	445,824
Broadcom Corp ‘A’ *	29,800	1,397,918
Brocade Communications Systems Inc * †	87,800	358,224
Cadence Design Systems Inc *	2,100	33,936
Ceridian Corp *	4,600	95,450
Cisco Systems Inc *	1,312,300	23,529,539
Compuware Corp *	40,900	388,550
Corning Inc *	159,100	3,075,403
CSG Systems International Inc * †	1,100	23,881
Dell Inc *	676,700	23,143,140
Electronic Data Systems Corp	89,700	2,012,868
EMC Corp *	344,800	4,461,712
Freescale Semiconductor Inc ‘B’ *	19,043	449,034
General Dynamics Corp	36,900	4,411,395
Hewlett-Packard Co	433,800	12,666,960

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Hyperion Solutions Corp * †	1,700	$82,705
Intel Corp	1,464,600	36,102,390
International Business Machines Corp	255,700	20,512,254
Internet Security Systems Inc * †	16,500	396,165
Intersil Corp ‘A’ †	12,400	270,072
LSI Logic Corp *	39,100	385,135
McAfee Inc *	26,600	835,772
MEMC Electronic Materials Inc *	52,900	1,205,591
Micrel Inc *	13,200	148,236
Microsoft Corp	1,845,200	47,476,996
Motorola Inc	547,300	12,089,857
National Semiconductor Corp	27,200	715,360
NCR Corp *	30,700	979,637
NVIDIA Corp * †	2,100	71,988
Oracle Corp *	1,010,200	12,516,378
Palm Inc * †	3,800	107,654
Parametric Technology Corp *	60,600	422,382
QUALCOMM Inc	124,600	5,575,850
Raytheon Co	98,800	3,756,376
Rockwell Automation Inc	12,600	666,540
Symantec Corp *	77,513	1,756,445
Symbol Technologies Inc	13,583	131,483
Synopsys Inc *	59,300	1,120,770
Texas Instruments Inc	509,800	17,282,220
Websense Inc * †	8,400	430,164
Western Digital Corp * †	81,200	1,049,916

		257,636,630

Utilities - 7.31%
Alltel Corp	56,000	3,646,160
American Electric Power Co Inc	141,600	5,621,520
AT&T Corp	233,400	4,621,320
Atmos Energy Corp †	21,600	610,200
BellSouth Corp	288,200	7,579,660
CenterPoint Energy Inc †	29,100	432,717
CenturyTel Inc	36,800	1,287,264
Cinergy Corp	9,300	413,013
CMS Energy Corp * †	23,900	393,155
Comcast Corp ‘A’ *	211,800	6,222,684
Constellation Energy Group Inc	39,600	2,439,360
Dominion Resources Inc	43,600	3,755,704
Duke Energy Corp	170,300	4,967,651
Edison International	148,400	7,016,352
Energy East Corp	7,200	181,368
Entergy Corp	46,500	3,455,880
Exelon Corp	103,100	5,509,664
FirstEnergy Corp	52,900	2,757,148
FPL Group Inc	81,900	3,898,440
Kinder Morgan Inc	26,100	2,509,776
MCI Inc	500	12,685
NTL Inc *	1,000	66,800
ONEOK Inc	13,800	469,476
PG&E Corp	131,900	5,177,075
PPL Corp	69,000	2,230,770
Progress Energy Inc	7,900	353,525
Public Service Enterprise Group Inc	93,000	5,985,480
SBC Communications Inc	362,200	8,681,934
Sempra Energy	57,000	2,682,420
Sprint Nextel Corp	649,913	15,454,931
The Southern Co	37,900	1,355,304
TXU Corp	55,200	6,230,976
UGI Corp	7,700	216,755
Verizon Communications Inc	681,000	22,261,890

		138,499,057

Total Common Stocks (Cost $1,729,636,313)		1,859,302,354

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND - 0.40%
Standard & Poor’s Depository Receipts Trust 1 †	61,500	$7,560,810

Total Exchange Traded Fund (Cost $7,458,714)		7,560,810

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.19%
Repurchase Agreement - 1.19%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $22,610,557; collateralized by U.S. Treasury Bonds: 7.125% due 02/15/23 and market value $23,062,763)	$22,605,000	22,605,000

Total Short-Term Investment (Cost $22,605,000)		22,605,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.71% (Cost $1,759,700,027)		1,889,524,299

	Shares
SECURITIES LENDING COLLATERAL - 3.03%
State Street Navigator Securities Lending Prime Portfolio 3.740% ∆ (Cost $57,309,250)	57,309,250	57,309,250

TOTAL INVESTMENTS - 102.74% (Cost $1,817,009,277)		1,946,833,549

OTHER ASSETS & LIABILITIES, NET - (2.74%)		(51,860,949)

NET ASSETS - 100.00%		$1,894,972,600

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 11.34%
Brazil - 10.63%
America Latina Logistica SA	103,100	$4,091,270
Banco Bradesco SA	417,370	20,361,338
Centrais Eletricas Brasileiras SA ‘B’	391,038,500	7,574,596
Cia de Bebidas das Americas ADR †	198,100	7,365,358
Cia Energetica de Minas Gerais	407,417,000	15,436,614
Cia Vale do Rio Doce *	25,780	—
Cia Vale do Rio Doce ADR †	574,500	22,353,795
Electropaulo Metropolitana Electricidade de Sao Paulo SA *	166,310,100	7,583,955
Embraer-Empresa Brasileira de Aeronautica SA	1,239,000	12,011,111
Lojas Americanas SA	544,726,000	12,212,492
Sadia SA	4,110,000	12,199,892
Tele Norte Leste Participacoes SA	53,000	871,926

		122,062,347

South Korea - 0.71%
Hyundai Motor Co	75,340	3,826,564
LG Electronics Inc	85,200	3,739,492
S-Oil Corp	9,295	595,913

		8,161,969

Total Preferred Stocks (Cost $64,972,271)		130,224,316

WARRANTS - 0.01%
India - 0.01%
Trent Ltd * Exp. 04/29/09	14,582	120,176

Total Warrants (Cost $0)		120,176

COMMON STOCKS - 87.77%
Argentina - 0.32%
IRSA Inversiones y Representaciones SA GDR * †	172,600	2,079,830
Transportadora de Gas del Sur SA ‘B’ *	1,239,303	1,614,769

		3,694,599

Bermuda - 1.33%

Dairy Farm International Holdings Ltd	819,100	2,997,906
Guoco Group Ltd	540,000	5,478,417
Midland Holdings Ltd	6,116,000	3,547,861
Varitronix International Ltd	4,405,000	3,179,952

		15,204,136

Brazil - 7.55%

America Latina Logistica SA GDR ~	24,400	971,981
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	591,100	17,065,057
Cia de Bebidas das Americas ‘C’ ADR	52,760	1,582,800
Cia Siderurgica Nacional SA ADR †	681,700	15,829,074
Contax Participacoes SA *	1	1
Cyrela Brazil Realty SA Empreendimentos e Participacoes	84,000	689,266
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	33,100	2,726,487
Diagnosticos da America SA *	602,100	9,395,157

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Embraer-Empresa Brasileira de Aeronautica SA	480,000	$3,465,160
Natura Cosmeticos SA	98,600	3,934,804
Tele Norte Leste Participacoes SA	658,665	14,766,941
Unibanco-Uniao de Bancos Brasileiros SA GDR	307,800	16,190,280

		86,617,008

China - 0.99%
Sinopec Zhenhai Refining & Chemical Co Ltd	4,184,000	4,584,555
Sinotrans Ltd †	19,185,000	6,739,302

		11,323,857

Egypt - 3.67%
Commercial International Bank GDR	869,900	8,785,990
Eastern Tobacco Co	179,510	6,857,220
Medinet Nasr Housing & Development	282,152	4,334,168
Orascom Telecom Holding SAE	111,615	10,911,723
Vodafone Egypt Telecommunications SAE	684,400	11,283,094

		42,172,195

Greece - 0.53%
Folli-Follie SA	86,200	2,581,701
INTRALOT SA	225,900	3,524,045

		6,105,746

Hong Kong - 2.10%
Hang Lung Group Ltd	3,255,000	6,273,051
Henderson Land Development Co Ltd	1,361,000	6,798,552
Shaw Brothers Ltd	1,582,000	1,978,176
Television Broadcasts Ltd	966,900	5,914,314
The Hongkong & Shanghai Hotels Ltd	2,857,500	3,167,899

		24,131,992

Hungary - 0.12%
Danubius Hotel & Spa RT *	49,959	1,428,341
India - 16.65%
Amtek Auto Ltd	1,605,051	9,855,608
Asian Paints Ltd	464,454	5,288,045
Bajaj Auto Ltd	111,800	4,303,874
Bharat Heavy Electricals Ltd	180,144	5,016,819
Bharat Petroleum Corp Ltd	728,000	6,694,519
Cipla Ltd	584,700	5,055,517
Divi’s Laboratories Ltd	164,514	5,703,439
Flextronics Software Systems Ltd	264,938	4,205,073
GAIL India Ltd	680,250	4,080,262
HCL Technologies Ltd	860,108	8,934,713
Hindustan Petroleum Corp Ltd	582,700	4,191,781
Housing Development Finance Corp	731,400	17,299,511
ICICI Bank Ltd ADR †	363,300	10,263,225
ITC Ltd	5,083,500	15,815,462
Larsen & Toubro Ltd	373,677	12,859,573
National Thermal Power Corp Ltd	1,123,606	2,709,640
Oil & Natural Gas Corp Ltd	182,020	4,393,244
Ranbaxy Laboratories Ltd	296,743	3,316,460
Reliance Industries Ltd	945,342	17,065,837
Sun Pharmaceutical Industries Ltd	557,375	8,435,757
Tata Consultancy Services Ltd	570,797	19,235,424
Trent Ltd	160,405	3,215,764
United Breweries Holdings Ltd *	377,600	3,757,530
United Breweries Ltd *	182,174	2,696,242
Zee Telefilms Ltd	1,708,770	6,715,732

		191,109,051

Indonesia - 4.09%
P.T. Aneka Tambang Tbk	37,419,900	9,899,925
P.T. Astra International Tbk	9,498,000	8,990,825

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
P.T. Bank Mandiri Persero Tbk	65,485,000	$9,218,762
P.T. Gudang Garam Tbk	3,215,000	3,402,282
P.T. Telekomunikasi Indonesia Tbk	29,789,000	15,472,927

		46,984,721

Israel - 1.17%
Bank Hapoalim BM	1,315,677	5,118,152
Bank Leumi Le-Israel BM	2,465,900	8,314,869

		13,433,021

Lebanon - 0.48%
Solidere GDR * †	413,992	5,506,094

Mexico - 8.78%
America Movil SA de CV ‘L’ ADR	275,300	7,245,896
Cemex SA de CV ADR	306,494	16,029,617
Coca-Cola Femsa SA de CV ADR †	283,450	7,570,949
Consorcio ARA SA de CV	1,232,700	4,686,942
Corporacion GEO SA de CV ‘B’ *	5,898,900	18,370,656
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	2,153,633	4,726,901
Fomento Economico Mexicano SA de CV ADR	57,600	4,027,392
Grupo Financiero Banorte SA de CV ‘O’	616,500	5,508,783
Grupo Financiero Inbursa SA de CV ‘O’	5,013,300	8,691,833
Grupo Televisa SA ADR	160,500	11,509,455
Impulsora del Desarrollo Economico de America Latina SA de CV *	5,160,500	3,430,099
SARE Holding SA de CV ‘B’ * #	7,179,597	6,807,836
Urbi Desarrollos Urbanos SA de CV *	286,711	2,132,275

		100,738,634

Norway - 0.40%
Det Norske Oljeselskap ASA †	723,716	4,562,198

Panama - 1.17%
Banco Latinoamericano de Exportaciones SA ‘E’ †	789,700	13,409,106

Peru - 0.11%
Cia de Minas Buenaventura SA ADR †	40,200	1,248,210

Philippines - 1.59%
Jollibee Foods Corp	8,539,800	5,483,018
SM Prime Holdings Inc	99,016,023	12,714,738

		18,197,756

Portugal - 0.43%
Jeronimo Martins SGPS SA	343,081	4,947,986

Singapore - 0.65%
Courts Singapore Ltd	2,067,000	696,309
PEARL Energy Ltd *	733,000	736,444
Singapore Press Holdings Ltd	2,204,250	6,018,519

		7,451,272

South Africa - 4.16%
Anglo Platinum Ltd	202,300	11,923,379
Harmony Gold Mining Co Ltd ADR *	225,300	2,464,782
Impala Platinum Holdings Ltd	57,900	6,579,442
JD Group Ltd	339,008	4,132,035
Massmart Holdings Ltd	516,300	4,381,957
Murray & Roberts Holdings Ltd	821,400	2,536,819

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Steinhoff International Holdings Ltd	3,706,663	$11,476,819
Tiger Brands Ltd	195,520	4,296,062

		47,791,295

South Korea - 18.52%
Able C&C Co Ltd *	139,393	3,459,778
AmorePacific Corp	27,256	8,253,853
Daegu Bank	342,910	4,173,414
FINETEC Corp	324,065	3,850,892
GS Engineering & Construction Corp	69,490	2,770,277
GS Home Shopping Inc	145,346	15,098,712
Hana Bank	256,870	9,477,235
Humax Co Ltd	465,323	10,992,057
Hyundai Autonet Co Ltd	812,240	5,300,771
Hyundai Development Co	111,870	3,537,815
Hyundai Heavy Industries Co Ltd	149,836	11,142,572
Hyundai Motor Co	172,880	13,502,367
Industrial Bank of Korea	288,740	3,652,485
Jeonbuk Bank	55,480	457,238
Kia Motors Corp	425,099	7,943,872
Kyeryong Construction Industrial Co Ltd	137,211	3,622,581
LG Corp	148,230	3,743,038
LG Electronics Inc	30,070	2,014,272
LG International Corp	25,710	380,661
Mtekvision Co Ltd	186,658	6,224,915
NCsoft Corp *	31,609	2,602,025
NHN Corp *	67,136	11,419,875
S-Oil Corp	115,287	9,446,132
Shinhan Financial Group Co Ltd	264,850	9,213,277
SK Corp	259,989	15,073,632
SK Telecom Co Ltd	33,065	6,416,543
SK Telecom Co Ltd ADR †	716,270	15,643,337
SsangYong Motor Co *	1,622,440	12,500,640
Telechips Inc	117,069	1,996,960
Woori Finance Holdings Co Ltd	603,530	8,733,400

		212,644,626

Taiwan - 5.25%
BenQ Corp	12,308,592	10,681,999
Fubon Financial Holding Co Ltd	7,471,000	6,843,905
Fubon Financial Holding Co Ltd GDR (LI)	322,800	2,889,060
Fubon Financial Holding Co Ltd GDR (OTC) †	52,912	484,706
High Tech Computer Corp	799,000	9,739,058
Lite-On Technology Corp	7,469,052	8,338,834
President Chain Store Corp	2,707,261	5,057,937
Quanta Computer Inc	5,076,750	8,322,165
Synnex Technology International Corp	6,143,382	7,932,498

		60,290,162

Thailand - 2.08%
Kiatnakin Finance PCL	5,819,600	4,430,808
Serm Suk PCL	1,260,000	629,309
Shin Corp PCL	11,550,900	11,538,236
TISCO Bank PCL	3,573,900	2,481,573
TMB Bank PCL *	46,042,500	4,756,248

		23,836,174

Turkey - 3.28%
Aksigorta AS	1,827,747	11,062,858
Haci Omer Sabanci Holding AS	1,540,100	7,949,272
Haci Omer Sabanci Holding AS ADR †	3,675,000	4,685,625
Petkim Petrokimya Holding AS *	804,167	4,061,148
Turkcell Iletisim Hizmetleri AS ADR †	727,135	9,925,393

		37,684,296

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
United Kingdom - 2.35%
HSBC Holdings PLC ADR †	65,099	$5,287,992
HSBC Holdings PLC (HSI) †	767,575	12,487,244
Old Mutual PLC	3,781,870	9,255,229

		27,030,465

Total Common Stocks (Cost $743,761,050)		1,007,542,941

	Principal
	Amount
CORPORATE BONDS - 0.00%
India - 0.00%
Trent Ltd NCD 0.000% due 07/07/10 + §	INR 14,582	1,491

Total Corporate Bonds (Cost $0)		1,491

SHORT-TERM INVESTMENT - 1.01%
Repurchase Agreement - 1.01%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $11,619,856; collateralized by U.S. Treasury Notes: 3.875% due 09/15/10 and market value $11,850,169)	$11,617,000	11,617,000

Total Short-Term Investment (Cost $11,617,000)		11,617,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.13% (Cost $820,350,321)		1,149,505,924

	Shares
SECURITIES LENDING COLLATERAL - 10.05%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $115,302,553)	115,302,553	115,302,553

TOTAL INVESTMENTS - 110.18% (Cost $935,652,874)		1,264,808,477

OTHER ASSETS & LIABILITIES, NET - (10.18%)		(116,823,278)

NET ASSETS - 100.00%		$1,147,985,199

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.10%
Financial Services - 0.10%
DG Funding Trust ~	60	$642,375
Fannie Mae	48,200	2,654,012

		3,296,387

Total Preferred Stocks (Cost $3,053,181)		3,296,387

	Principal
	Amount
CORPORATE BONDS & NOTES - 4.63%
Autos & Transportation - 0.59%
DaimlerChrysler NA Holding Corp
4.430% due 05/24/06 §	$1,900,000	1,905,649
6.500% due 11/15/13	6,500,000	6,883,208
Ford Motor Co
7.450% due 07/16/31 †	2,000,000	1,570,000
7.700% due 05/15/97 †	2,000,000	1,450,000
General Motors Corp
8.375% due 07/15/33 †	7,075,000	5,553,875
Northwest Airlines Corp
10.530% due 01/15/09 ¯	2,536,737	1,081,839
United Air Lines Inc
9.210% due 01/21/17 ¤	800,000	461,932
9.350% due 04/07/16 ¤	150,000	80,359
9.560% due 10/19/18 ¤	1,441,834	595,081
10.850% due 02/19/15 ¤	1,000,000	402,500

		19,984,443

Consumer Discretionary - 0.04%
Allied Waste Industries Inc
2.000% due 01/15/12 + ¯ # §	276,248	278,627
6.090% due 01/15/12 + ¯ # §	723,752	729,921
Chancellor Media Corp
8.000% due 11/01/08	250,000	269,376

		1,277,924

Consumer Staples - 0.09%
The Kroger Co
5.500% due 02/01/13	2,900,000	2,915,016
The Procter & Gamble Co
6.875% due 09/15/09	175,000	189,709

		3,104,725

Energy - 0.27%
Gazprom OAO (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,412,655
Kerr-McGee Corp
6.110% due 05/01/07 + ¯ # §	$1,000,000	1,004,196
Reliant Energy Inc
6.088% due 04/30/10 + ¯ # §	1,000,000	1,006,484
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,588,500

		9,011,835

Financial Services - 1.81%
Associates Corp of North America
6.250% due 11/01/08	150,000	157,034
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,081,081
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	41,694

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Ford Motor Credit Co
7.875% due 06/15/10	$3,900,000	$3,798,776
General Motors Acceptance Corp
5.850% due 01/14/09	4,000,000	3,727,432
6.875% due 08/28/12	5,150,000	4,615,131
GP Canada Finance Co (Canada)
7.200% due 12/15/06 ~	2,000,000	2,045,000
Morgan Stanley
3.330% due 10/30/06 ¯ §	17,200,000	17,200,000
5.300% due 03/01/13	7,100,000	7,181,600
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	582,731
NationsBank Corp
7.250% due 10/15/25 †	840,000	1,016,509
Pemex Project Funding Master Trust
9.750% due 09/15/27 ~	220,000	290,950
Postal Square LP
6.500% due 06/15/22	2,086,125	2,264,777
Premium Asset Trust
3.848% due 10/06/05 ~ §	3,700,000	3,699,963
Qwest Capital Funding Inc
7.000% due 08/03/09 †	880,000	864,600
7.750% due 08/15/06	7,300,000	7,409,500
Satbirds Finance Sarl
7.150% due 04/04/13 + ¯ # §	EUR 4,500,000	5,406,452

		61,383,230

Health Care - 0.12%
DaVita Inc
0.000% due 05/16/12 + ¯ # §	$1,000,000	1,016,042
HCA Inc
5.250% due 11/06/08	3,000,000	2,962,281

		3,978,323

Integrated Oils - 0.34%
Enterprise Products Operating LP
4.000% due 10/15/07	5,000,000	4,902,365
4.625% due 10/15/09	3,900,000	3,814,547
Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,228,066
Occidental Petroleum Corp
7.200% due 04/01/28	745,000	918,962
8.450% due 02/15/29 †	595,000	833,705

		11,697,645

Materials & Processing - 0.14%
Donohue Forest Products (Canada)
7.625% due 05/15/07	3,300,000	3,432,000
Packaging Corp of America
5.750% due 08/01/13	1,400,000	1,356,495

		4,788,495

Utilities - 1.23%
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	1,000,000	1,360,490
Comcast Corp
7.050% due 03/15/33 †	3,000,000	3,349,566
Cox Communications Inc
6.400% due 08/01/08	125,000	128,402
6.800% due 08/01/28	110,000	116,666
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	5,860,825
GTE California Inc
6.700% due 09/01/09	5,000,000	5,276,320
Lenfest Communications Inc
8.375% due 11/01/05	800,000	802,470
MCI Inc
7.688% due 05/01/09	5,500,000	5,720,000

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Niagara Mohawk Power Corp
7.625% due 10/01/05	$151,220	$151,220
7.750% due 05/15/06	2,400,000	2,448,919
PSEG Power LLC
6.875% due 04/15/06	350,000	354,226
7.750% due 04/15/11	1,000,000	1,120,976
Qwest Corp
6.875% due 09/15/33 †	1,386,000	1,209,285
8.875% due 03/15/12	1,500,000	1,646,250
SBC Communications Inc
4.125% due 09/15/09	8,200,000	8,000,453
Southern California Edison Co
3.870% due 01/13/06 §	1,200,000	1,200,862
Verizon PA Inc
5.650% due 11/15/11	2,899,000	2,973,536

		41,720,466

Total Corporate Bonds & Notes (Cost $157,642,428)		156,947,086

MORTGAGE-BACKED SECURITIES - 71.12%
Collateralized Mortgage Obligations - 13.17%

Adjustable Rate Mortgage Trust
4.627% due 05/25/35 “ §	7,396,368	7,330,125
Banc of America Funding Corp
4.117% due 05/25/35 “ §	19,240,199	19,007,425
Banc of America Mortgage Securities
5.000% due 05/25/34 “	7,915,703	7,835,650
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/35 # “ §	15,800,000	15,718,220
5.938% due 06/25/32 “ §	94,138	94,160
Bear Stearns Alt-A Trust
5.433% due 05/25/35 “ §	14,091,470	14,165,877
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 “	2,591,168	2,777,277
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 “	2,001,149	2,074,270
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/20 ~ “ §	11,100,000	11,104,898
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/35 “ §	12,820,318	12,830,868
4.170% due 06/25/35 ~ “ §	27,221,448	27,311,464
CS First Boston Mortgage Securities Corp
3.973% due 03/25/32 ~ “ §	5,976,910	5,986,412
5.750% due 09/22/17 “	1,174,307	1,176,737
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 “	1,200,000	1,297,671
Downey Savings & Loan Association Mortgage Loan Trust
4.961% due 07/19/44 “ §	15,797,116	15,957,662
Fannie Mae
4.189% due 04/18/28 “ §	771,578	776,378
4.239% due 10/18/30 “ §	5,957	6,002
4.330% due 03/25/17 “ §	347,932	351,376
5.000% due 04/25/14 - 03/25/21 “ ±	3,166,879	3,157,097
6.250% due 03/25/13 “	142,765	142,547
6.500% due 02/25/09 “	32,954	33,284
Fannie Mae (IO)
0.950% due 03/25/09 “ §	198,965	2,462
Fannie Mae Whole Loan
3.943% due 05/25/34 “ §	911,100	908,656
6.500% due 10/25/42 “	6,134,371	6,180,339
First Horizon Alternative Mortgage Securities
4.509% due 03/25/35 “ §	8,898,826	8,829,320
First Nationwide Trust
8.500% due 09/25/31 “	78,390	78,232

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Freddie Mac
3.500% due 02/15/10 - 07/15/32 “ ±	$51,698,941	$51,353,257
3.937% due 10/25/44 “ §	16,206,801	16,262,316
4.000% due 07/15/17 “	18,320,732	18,276,094
4.137% due 07/25/44 “ §	88,189,832	88,702,982
4.500% due 08/15/09 “	7,547,241	7,553,748
5.000% due 09/15/16 “	4,735,951	4,759,765
6.250% due 04/15/22 “	1,369,416	1,375,870
6.650% due 06/15/23 “	74,855	74,963
7.000% due 09/15/21 “	202,359	202,062
7.500% due 01/15/23 “	4,713,300	4,890,539
Freddie Mac (IO)
7.000% due 06/15/23 “	8,198	184
GMAC Commercial Mortgage Securities Inc (IO)
0.750% due 05/15/35 “ §	12,307,904	259,454
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	7,812,089	7,832,189
Government National Mortgage Association
7.500% due 09/20/26 “	1,065,986	1,106,774
Imperial Savings Association
12.511% due 02/25/18 “ §	7,271	7,262
IndyMac ARM Trust
6.593% due 01/25/32 “ §	289,793	289,642
Lehman Large Loan (IO)
0.843% due 10/12/34 “ §	7,300,476	129,332
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	360,204	357,277
MLCC Mortgage Investors Inc
4.148% due 03/15/25 “ §	9,630,810	9,676,214
Mortgage Capital Funding Inc (IO)
1.461% due 11/20/27 “ §	4,406,614	85,496
Residential Accredit Loans Inc
5.500% due 06/25/17 “	528,387	529,585
Residential Asset Securitization Trust
5.500% due 01/25/34 “	14,199,783	14,262,789
Sequoia Mortgage Trust
4.146% due 07/20/33 “ §	5,526,696	5,535,503
Small Business Administration
4.754% due 08/10/14 “	4,820,834	4,842,842
7.452% due 09/01/10 “	191,727	205,871
7.640% due 03/10/10 “	216,709	233,668
8.017% due 02/10/10 “	325,784	352,041
Small Business Administration Participation Certificates
6.120% due 09/01/21 “	3,434,500	3,618,393
Structured Asset Mortgage Investments Inc
4.559% due 02/25/30 “ §	177,368	178,003
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	2,193,505	2,222,939
Washington Mutual Inc
4.007% due 02/27/34 “ §	4,804,495	4,755,069
4.100% due 12/25/27 “ §	16,558,744	16,555,322
4.137% due 08/25/42 “ §	966,529	966,725
4.140% due 01/25/45 “ §	11,264,030	11,278,790
5.131% due 10/25/32 “ §	817,091	817,825
Washington Mutual MSC Mortgage Pass-Through Certificates
5.073% due 02/25/33 “ §	2,044,219	2,073,145

		446,758,339

Fannie Mae - 55.71%
0.080% due 10/31/35 # “ §	16,300,000	16,455,046
3.765% due 03/01/33 “ §	2,205,133	2,221,281
3.936% due 08/01/42 “ §	4,170,914	4,198,861
3.937% due 08/01/42 “ §	5,160,056	5,195,226
3.937% due 10/01/44 “	13,503,911	13,656,235
4.192% due 01/01/25 “ §	115,186	118,223
4.198% due 11/01/34 “ §	50,400,000	49,886,928
4.200% due 11/01/23 “ §	128	132
4.314% due 05/01/36 “ §	308,108	311,684

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
4.381% due 05/01/36 “ §	$298,822	$302,308
4.424% due 04/01/35 # “ §	9,215,274	9,128,009
4.428% due 05/01/36 “ §	9,363,766	9,473,302
4.434% due 01/01/23 “ §	347,070	356,911
4.690% due 12/01/22 “ §	99,719	102,059
4.819% due 12/01/34 “ §	20,382,781	20,380,040
5.000% due 10/13/35 # “	179,900,000	176,133,254
5.084% due 04/01/27 “ §	227,374	235,878
5.283% due 09/01/34 “ §	5,028,191	5,035,747
5.500% due 12/01/14 - 10/01/35 “ ±	1,161,392,515	1,161,728,889
5.500% due 03/01/25 - 10/13/35 # “ ±	349,724,859	349,674,714
6.000% due 04/01/16 - 07/01/23 “ ±	48,369,183	49,506,207
6.500% due 01/01/13 - 01/01/30 “ ±	12,042,595	12,459,836
6.825% due 08/01/09 “	941,304	997,293
6.875% due 08/01/09 “	941,943	999,419
6.900% due 09/01/09 “	559,462	594,965
8.000% due 04/01/30 - 08/01/30 “ ±	58,831	62,917

		1,889,215,364

Federal Housing Authority - 0.16%
7.422% due 09/01/19 “	747,828	754,353
7.430% due 10/01/20 - 10/01/24 “ ±	4,574,493	4,609,256

		5,363,609

Freddie Mac - 0.98%
4.000% due 07/01/18 “	6,895	6,633
4.293% due 01/01/28 “ §	145,076	148,811
5.100% due 05/01/23 “ §	35,686	36,517
5.500% due 03/01/23 - 01/01/30 “ ±	14,534,463	14,588,971
5.729% due 03/01/32 “ §	1,364,166	1,376,856
5.895% due 03/01/32 “ §	639,086	646,642
5.908% due 07/01/32 “ §	399,844	405,052
5.968% due 05/01/32 “ §	274,860	278,720
6.000% due 07/01/06 - 10/01/22 “ ±	8,282,638	8,482,988
6.500% due 01/01/15 - 05/01/17 “ ±	7,084,283	7,318,192

		33,289,382

Government National Mortgage Association - 1.10%
3.500% due 09/20/30 - 09/20/32 “ § ±	2,832,100	2,856,472
3.750% due 07/20/23 - 03/20/32 “ § ±	2,051,931	2,076,764
4.000% due 03/20/32 - 01/20/33 “ § ±	2,352,519	2,355,511
4.125% due 12/20/22 - 12/20/32 “ § ±	6,187,146	6,282,763
4.250% due 08/20/20 - 03/20/29 “ § ±	501,981	512,329
4.375% due 05/20/22 - 06/20/32 “ § ±	13,711,879	13,836,589
4.500% due 03/20/33 “ §	1,973,874	2,005,578
4.625% due 11/20/24 - 03/20/33 “ § ±	587,115	594,488
4.750% due 03/20/29 “ §	268,225	272,665
6.000% due 08/15/31 “	49,042	50,263
7.500% due 04/15/30 - 12/15/31 “ ±	427,060	453,644
8.000% due 12/15/29 - 08/15/32 “ ±	2,393,352	2,563,566

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
8.500% due 09/15/16 - 01/15/31 “ ±	$2,928,288	$3,184,545
9.000% due 02/15/17 - 04/15/20 “ ±	42,249	46,296
9.500% due 04/15/18 “	538	596
10.000% due 05/15/19 - 02/15/25 “ ±	55,009	61,746

		37,153,815

Total Mortgage-Backed Securities (Cost $2,425,062,561)		2,411,780,509

ASSET-BACKED SECURITIES - 2.20%
AAA Trust
3.930% due 11/26/35 ~ “ §	19,893,361	19,896,103
Ameriquest Mortgage Securities Inc
4.650% due 10/25/31 “ §	2,612,047	2,615,362
Bank One Issuance Trust
3.818% due 10/15/08 “ §	14,600,000	14,612,141
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 “ §	846,700	846,396
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	176,961	177,251
IMC Home Equity Loan Trust
6.340% due 08/20/29 “ §	655,141	654,274
Mid-State Trust
7.340% due 07/01/35 “	2,840,953	2,994,244
7.791% due 03/15/38 “	1,169,213	1,281,339
8.330% due 04/01/30 “	7,091,423	7,573,748
New Century Home Equity Loan Trust
3.940% due 09/25/35 “ §	7,864,050	7,868,791
NPF XII Inc
2.200% due 12/01/03 ~ “ § ¤	6,000,000	472,203
Oakwood Mortgage Investors Inc
6.890% due 11/15/32 “	1,000,000	296,768
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “	720,000	106,096
Renaissance Home Equity Loan Trust
4.010% due 02/25/35 “ §	4,982,782	4,986,525
4.270% due 08/25/33 “ §	1,940,414	1,947,370
Residential Asset Securities Corp
3.920% due 04/25/35 “ §	7,777,399	7,783,550
SLM Student Loan Trust
3.850% due 04/25/11 “ §	602,955	604,516
Structured Asset Securities Corp
4.120% due 01/25/33 “ §	43,087	43,236

Total Asset-Backed Securities (Cost $74,354,482)		74,759,913

U.S. GOVERNMENT AGENCY ISSUES - 0.80%
Fannie Mae
5.000% due 07/29/19	17,000,000	17,239,717
Federal Home Loan Bank
8.300% due 02/27/12 §	3,500,000	3,266,025
Tennessee Valley Authority
4.875% due 12/15/16	6,500,000	6,732,082

Total U.S. Government Agency Issues (Cost $27,275,673)		27,237,824

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 24.85%
U.S. Treasury Bonds - 8.41%
7.250% due 08/15/22 †	$900,000	$1,176,188
7.875% due 02/15/21 †	10,900,000	14,829,962
8.125% due 08/15/19 †	21,200,000	28,950,423
8.125% due 05/15/21 †	32,800,000	45,644,546
8.750% due 05/15/17 †	104,700,000	145,074,938
8.875% due 08/15/17 †	35,300,000	49,505,497

		285,181,554

U.S. Treasury Inflation Protected Securities - 1.20%
1.875% due 07/15/13 † ^	13,509,371	13,695,138
1.875% due 07/15/15 † ^	12,253,924	12,365,937
2.000% due 07/15/14 † ^	13,266,688	13,556,379
3.875% due 01/15/09 † ^	893,460	969,544

		40,586,998

U.S. Treasury Notes - 15.24%
3.875% due 09/15/10 #	8,550,000	8,431,771
4.125% due 05/15/15 † #	143,100,000	140,679,607
4.250% due 08/15/13 #	85,900,000	85,631,648
4.250% due 11/15/13 †	57,800,000	57,567,471
4.250% due 08/15/14 †	79,250,000	78,779,493
4.250% due 11/15/14 †	146,800,000	145,796,622

		516,886,612

Total U.S. Treasury Obligations (Cost $852,345,111)		842,655,164

FOREIGN GOVERNMENT BONDS - 4.75%
Bundesrepublik Deutschland (Germany)
4.500% due 01/04/13	EUR 4,300,000	5,689,922
5.000% due 07/04/11	1,200,000	1,610,452
5.500% due 01/04/31	12,700,000	20,090,941
Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~	$8,100,000	8,206,693
Hydro Quebec (Canada)
8.625% due 06/15/29	1,000,000	1,478,909
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,208,475
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	470,010
Republic of Brazil (Brazil)
4.250% due 04/15/06 §	2,632,000	2,636,869
4.313% due 04/15/09 §	1,188,316	1,182,374
4.313% due 04/15/12 §	2,437,678	2,404,282
8.000% due 01/15/18	591,000	627,346
8.875% due 10/14/19	1,400,000	1,523,900
11.000% due 08/17/40	2,025,000	2,485,180
11.250% due 07/26/07	250,000	277,375
11.500% due 03/12/08 †	12,620,000	14,412,040
12.250% due 03/06/30	1,250,000	1,723,125
Republic of Panama (Panama)
8.250% due 04/22/08	1,500,000	1,625,625
8.875% due 09/30/27	8,500,000	10,391,250
9.375% due 01/16/23	9,500,000	12,041,250
10.750% due 05/15/20	290,000	405,275
Republic of Peru (Peru)
5.000% due 03/07/17 §	931,000	907,725
9.125% due 02/21/12	11,860,000	14,291,300
9.875% due 02/06/15	2,000,000	2,565,000
Republic of South Africa (South Africa)
7.375% due 04/25/12	320,000	360,800
9.125% due 05/19/09	1,925,000	2,194,500

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §	$10,150,000	$11,688,273
8.250% due 03/31/10	1,400,000	1,519,700
State of Qatar (Qatar)
9.500% due 05/21/09	230,000	266,363
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11	570,000	601,749
7.650% due 06/11/13	1,100,000	1,213,410
United Mexican States (Mexico)
8.000% due 09/24/22	6,500,000	7,913,750
8.300% due 08/15/31	15,900,000	19,914,750
8.375% due 01/14/11	3,750,000	4,321,875

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/06 §	21,250,000	435,625
0.000% due 06/30/07 §	21,250,000	552,500

Total Foreign Government Bonds (Cost $140,227,863)		161,238,613

	Principal
	Amount
MUNICIPAL BONDS - 2.59%
Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,237,064
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,500,000	2,671,950
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,253,292
California State Economic Recovery ‘A’
5.250% due 07/01/13	1,500,000	1,664,730
7.540% due 07/01/13 ~ §	2,000,000	2,425,040
Cook County IL ‘B’
5.250% due 11/15/14	5,000,000	5,527,500
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,279,920
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	400,000	444,336
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	5,500,000	6,109,345
Honolulu City & County HI ‘1115’
6.990% due 07/01/23 ~ §	1,540,000	1,720,796
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,131,330
King County Washington Sewer Revenue ‘A’
5.000% due 01/01/35	4,700,000	4,858,014
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,096,900
New Mexico Mortgage Finance Authority ‘F-1’
7.070% due 03/01/28	175,000	184,966
New York City Municipal Water Finance Authority ‘1025’
7.010% due 06/15/35 ~ §	7,395,000	7,975,212
New York City Municipal Water Finance Authority ‘1307’
7.023% due 06/15/38 ~ §	3,150,000	3,399,921
New York City Transitional Finance Authority ‘B’
4.750% due 11/01/23	1,000,000	1,025,050
Pierce County School District WA ‘1116’
6.990% due 12/01/23 ~ §	1,500,000	1,659,150
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	526,150
South Central Regional Water Authority Revenue CT ‘B-1’
5.000% due 08/01/26	3,210,000	3,399,936
State of Georgia ‘1034’
6.990% due 05/01/20 ~ §	1,375,000	1,618,622

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
State of Texas ‘1366’
6.551% due 04/01/35 ~ §	$2,400,000	$2,469,600
Tobacco Settlement Authority IA ‘B’
5.600% due 06/01/35	1,200,000	1,236,828
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	5,230,804
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	1,515,000	1,620,080
6.125% due 06/01/42	1,220,000	1,313,232
6.750% due 06/01/39	3,535,000	4,114,669
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,903,996
6.250% due 06/01/42	900,000	959,283
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37	1,600,000	1,662,063
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,646,443
Virginia Housing Development Authority ‘H-1’
5.350% due 07/01/31	1,500,000	1,546,905

Total Municipal Bonds (Cost $82,620,641)		87,913,127

	Notional
	Amount
PURCHASED CALL OPTIONS - 0.11%

30-Year Interest Rate Swap (3-Month LIBOR vs. 4.500%) OTC
Strike @ $4.50 Exp. 06/02/06
Broker: JPMorgan Chase & Co	18,500,000	165,002
30-Year Interest Rate Swap (3-Month LIBOR vs. 5.750%) OTC
Strike @ $5.75 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	28,200,000	3,553,679

Total Purchased Call Options (Cost $1,995,830)		3,718,681

PURCHASED PUT OPTIONS - 0.03%

30-Year Interest Rate Swap (3-Month LIBOR vs. 6.250%) OTC
Strike @ $6.25 Exp. 04/27/09
Broker: Lehman Brothers Holdings Inc	28,200,000	822,594

	Number of
	Contracts
Eurodollar (03/06) Futures CME
Strike @ $92.75 Exp. 03/13/06
Broker: The Goldman Sachs Group Inc	1,264	7,900
Eurodollar (12/05) Futures CME
Strike @ $93.75 Exp. 12/19/05
Broker: Merrill Lynch & Co Inc	2,379	14,869
Eurodollar (12/05) Futures CME
Strike @ $94.00 Exp. 12/19/05
Broker: Merrill Lynch & Co Inc	2,077	12,981

Total Purchased Put Options (Cost $2,034,620)		858,344

See explanation of symbols and terms, if any,on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 9.95%
Commercial Paper - 4.57%
IXIS
3.740% due 11/28/05	$1,200,000	$1,192,769
3.770% due 12/15/05	62,700,000	62,184,606
Rabobank USA Financial Corp
3.880% due 10/03/05	61,000,000	60,986,851
San Paolo IMI U.S. Financial Co
3.730% due 12/13/05	30,000,000	29,760,300
Total SA (France)
3.728% due 11/23/05	800,000	795,610

		154,920,136

Foreign Government Issues - 3.24%
German Treasury Bills (Germany)
1.924% due 01/18/06	EUR 50,000,000	59,730,184
1.926% due 10/19/05	41,700,000	50,066,232

		109,796,416

U.S. Treasury Bills - 1.52%
3.330% due 12/15/05 ☐	$120,000	119,215
3.355% due 12/01/05 ‡ ☐	3,250,000	3,232,778
3.405% due 12/01/05 † ☐	2,500,000	2,486,753
3.430% due 12/15/05 † ‡ ☐	40,770,000	40,503,119
3.450% due 12/15/05 ☐	1,000,000	993,434
3.453% due 12/15/05 ☐	500,000	496,727
3.466% due 12/01/05 ☐	160,000	159,152
3.482% due 12/01/05 ☐	170,000	169,099
3.500% due 12/01/05 ☐	2,800,000	2,785,163
3.505% due 12/01/05 ☐	750,000	746,026

		51,691,466

Repurchase Agreements - 0.62%
Credit Suisse Group 3.250% due 10/03/05 (Dated 09/30/05, repurchase price of $14,003,792; collateralized by U.S. Treasury Notes: 4.000% due 09/30/07 and market value $14,300,669)	14,000,000	14,000,000
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $6,887,693; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $7,026,525)	6,886,000	6,886,000

		20,886,000

Total Short-Term Investments (Cost $338,018,185)		337,294,018

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 121.13% (Cost $4,104,630,575)		4,107,699,666

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 21.19%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $718,442,735)	718,442,735	$718,442,735

TOTAL INVESTMENTS - 142.32% (Cost $4,823,073,310)		4,826,142,401

OTHER ASSETS & LIABILITIES, NET - (42.32%)		(1,435,169,975)

NET ASSETS - 100.00%		$3,390,972,426

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $10,206,644 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Euro-Bund 10-Year Notes (12/05)	2,424	EUR 242,400,000	($1,024,753)
Eurodollar (11/05)	1,136	$1,136,000,000	(571,848)
Eurodollar (12/05)	1,856	1,856,000,000	(1,438,692)
Eurodollar (03/06)	151	151,000,000	(209,997)
U.S. Treasury 10-Year Notes (12/05)	3	300,000	(3,609)
U.S. Treasury 30-Year Bonds (12/05)	258	25,800,000	(486,372)

Short Futures Outstanding
United Kingdom 90-Day
GBP-LIBOR (12/05) Strike @ $94.25
Written Put Options	447	GBP 223,500,000	326,753
U.S. Treasury 5-Year Notes (12/05)	237	$23,700,000	218,484

			($3,190,034)

(c) Restricted securities as of September 30, 2005:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Allied Waste Industries Inc
09/15/05	$279,356	$278,627	0.01%
09/15/05	731,894	729,921	0.02%
DaVita Inc
09/15/05	1,016,250	1,016,042	0.03%
Kerr-McGee Corp
09/15/05	1,005,000	1,004,196	0.03%
Morgan Stanley
06/28/04	17,200,000	17,200,000	0.51%
Northwest Airlines Corp
10/29/97	2,902,354	1,081,839	0.03%
Reliant Energy Inc
09/15/05	1,012,500	1,006,484	0.03%
Satbirds Finance Sarl
09/30/05	4,498,439	5,406,452	0.16%

	$28,645,793	$27,723,561	0.82%

(d) Investments sold short outstanding as of September 30, 2005:

	Principal
Type	Amount	Value
U.S. Treasury Notes
3.250% due 08/15/07 #	$259,300,000	$255,167,536
3.625% due 05/15/13 #	145,000,000	139,120,830
3.875% due 09/15/10 #	4,270,000	4,210,955
4.000% due 11/15/12 #	56,100,000	55,203,746
Total Investments sold short (Proceeds $457,823,304)		$453,703,067

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

(e) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of Contracts	Premium

Outstanding, December 31, 2004	603,601,417	$10,423,023
Call Options Written	191,702,362	1,879,806
Put Options Written	134,503,759	2,023,116
Call Options Expired	(15,800,000)	(66,360)
Put Options Expired	(76,800,000)	(1,356,118)
Call Options Repurchased	(245,503,174)	(4,392,926)
Put Options Repurchased	(171,903,577)	(2,707,283)

Outstanding, September 30, 2005	419,800,787	$5,803,258

(f) Premiums received and value of written options outstanding as of September 30, 2005:

		Pay/Receive
		Floating Rate
		Based on	Exercise	Expiration	Notional
Counterparty	Type	3-Month LIBOR	Rate	Date	Amount	Premium	Value

JPMorgan Chase & Co	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	10/31/05	$157,500,000	$2,464,875	$157
JPMorgan Chase & Co	Put - OTC 7-Year Interest Rate Swap	Pay	7.000%	10/31/05	157,500,000	1,984,500	158
JPMorgan Chase & Co	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	06/02/06	44,600,000	536,696	121,089

		6-Month EURIBOR

The Goldman Sachs Group Inc	Call - OTC 30-Year Interest Rate Swap	Receive	3.700%	11/14/05	30,100,000	168,479	260,636
The Goldman Sachs Group Inc	Put - OTC 30-Year Interest Rate Swap	Pay	4.200%	11/14/05	30,100,000	174,094	4,124

				Number of
		Strike Price		Contracts
Lehman Brothers Holdings Inc	Put - CBOT U.S. Treasury 10-Year Futures	$108.00	11/22/05	787	474,614	172,156

					$5,803,258	$558,320

(g) Forward foreign currency contracts outstanding as of September 30, 2005 were as follows:

				Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)

Buy	BRL	7,680,000	10/05	$287,773
Sell	BRL	7,680,000	10/05	(231,913)
Buy	CLP	1,077,953,000	02/06	50,496
Buy	EUR	26,338,000	11/05	178,469
Sell	EUR	132,285,000	11/05	(341,044)
Sell	GBP	746,000	10/05	25,756
Buy	INR	53,282,000	03/06	1,835
Buy	JPY	4,762,674,000	10/05	(1,055,351)
Buy	KRW	652,200,000	02/06	(13,097)
Buy	KRW	876,800,000	03/06	(14,272)
Buy	MXN	20,678,000	03/06	8,050
Buy	PEN	2,733,000	03/06	(13,981)
Buy	PLN	2,214,000	02/06	8,687
Buy	PLN	2,270,000	03/06	(5,304)
Buy	RUB	15,966,000	02/06	3,047
Buy	RUB	22,716,000	03/06	(1,925)
Buy	SGD	952,000	02/06	(8,688)
Buy	SGD	1,269,000	03/06	(5,090)
Buy	SKK	26,201,000	03/06	(15,157)
Buy	TWD	18,550,000	02/06	(24,170)
Buy	TWD	24,748,000	03/06	(11,071)

				($1,176,950)

(h) Securities with an aggregate market value of $38,998,225 were pledged as collateral for swap contracts as of September 30, 2005.

(i) Credit default swaps outstanding as of September 30, 2005:

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Credit Suisse Group	Gaz Capital SA 8.625% due 04/28/34	Sell	0.720%	04/20/06	$4,100,000	$—
Morgan Stanley	Russian Federation 5.000% due 03/31/30	Sell	0.580%	06/20/06	200,000	409
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.150%	06/20/06	1,000,000	(1,474)
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.200%	06/20/06	2,000,000	26,278
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.600%	09/20/06	1,600,000	2,648
The Goldman Sachs Group Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.700%	09/20/06	2,800,000	7,301
Morgan Stanley	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	1.750%	09/20/06	2,000,000	(5,071)
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	6,900,000	27,565

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	$2,000,000	$10,568
JPMorgan Chase & Co	Russian Federation 5.000% due 03/31/30	Sell	0.770%	05/20/07	200,000	1,372
HSBC Holdings PLC	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	3.670%	06/20/07	1,800,000	26,629
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	4,800,000	(59,998)
The Goldman Sachs Group Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.500%	06/20/07	1,000,000	39,451
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.600%	06/20/07	1,500,000	61,629
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.650%	06/20/07	1,000,000	41,904
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.700%	06/20/07	1,000,000	42,721
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	43,539
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	43,539
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	2,000,000	87,078
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	0.110%	12/20/08	7,900,000	(16,742)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	0.120%	12/20/08	7,900,000	(4,795)
Bank of America Corp	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	0.130%	12/20/08	7,200,000	(24)
Barclays Bank PLC	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	0.140%	12/20/08	800,000	(1,211)
Citigroup Inc	Wal-Mart Stores Inc 6.875% due 08/10/10	Buy	0.140%	12/20/08	12,600,000	(19,070)
Lehman Brothers Holdings Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	0.140%	12/20/08	400,000	(605)
Credit Suisse Group	Wal-Mart Stores Inc 3.375% due 10/01/09	Buy	0.150%	12/20/08	1,300,000	(2,360)
Barclays Bank PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	0.160%	12/20/08	8,700,000	(28,957)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	0.210%	12/20/08	6,000,000	(7,268)
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	0.220%	12/20/08	2,200,000	(676)
Lehman Brothers Holdings Inc	Costco Wholesale Corp 5.500% due 03/15/07	Buy	0.240%	12/20/08	1,700,000	(6,166)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	0.260%	12/20/08	10,000,000	(21,156)
The Bear Stearns Cos Inc	Eaton Corp 5.750% due 07/15/12	Buy	0.280%	12/20/08	8,000,000	(26,608)
Barclays Bank PLC	FedEx Corp 7.250% due 02/15/11	Buy	0.290%	12/20/08	2,400,000	(11,614)
Citigroup Inc	FedEx Corp 7.250% due 02/15/12	Buy	0.290%	12/20/08	3,500,000	(16,938)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	0.290%	12/20/08	3,800,000	7,968
The Bear Stearns Cos Inc	TRW Inc 7.125% due 06/01/09	Buy	0.290%	12/20/08	1,000,000	(4,837)
UBS AG	TRW Inc 7.125% due 06/01/10	Buy	0.290%	12/20/08	1,100,000	(5,320)
Lehman Brothers Holdings Inc	Masco Tech Inc 5.875% due 07/15/12	Buy	0.300%	12/20/08	3,300,000	(8,976)
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	0.320%	12/20/08	4,900,000	(32,613)
The Bear Stearns Cos Inc	Hewlett-Packard Co 6.500% due 07/01/12	Buy	0.320%	12/20/08	9,600,000	(43,496)
Lehman Brothers Holdings Inc	RadioShack Corp 7.375% due 05/15/11	Buy	0.350%	12/20/08	3,300,000	24,703
Credit Suisse Group	Federated Department Stores Inc
	6.625% due 04/01/11	Buy	0.410%	12/20/08	1,300,000	(6,669)
Credit Suisse Group	Lockheed Martin Corp 8.200% due 12/01/09	Buy	0.440%	12/20/08	1,300,000	(12,580)
ABN Amro Securities LLC	Carnival Corp 6.150% due 04/15/08	Buy	0.480%	12/20/08	1,100,000	(9,963)
Lehman Brothers Holdings Inc	Northrop Grumman Corp 7.125% due 02/15/11	Buy	0.480%	12/20/08	3,200,000	(36,784)
Credit Suisse Group	The Walt Disney Co 6.375% due 03/01/12	Buy	0.530%	12/20/08	1,300,000	(11,365)
Lehman Brothers Holdings Inc	Lockheed Martin Corp 8.200% due 12/01/09	Buy	0.530%	12/20/08	3,200,000	(39,673)
Barclays Bank PLC	The Walt Disney Co 6.375% due 03/01/12	Buy	0.670%	12/20/08	3,900,000	(50,542)
Credit Suisse Group	Albertson's Inc 7.500% due 02/15/11	Buy	0.680%	12/20/08	1,300,000	41,581
Credit Suisse Group	Goodrich Corp 7.625% due 12/15/12	Buy	0.900%	12/20/08	1,300,000	(23,905)
Lehman Brothers Holdings Inc	Goodrich Corp 7.625% due 12/15/13	Buy	0.970%	12/20/08	3,200,000	(65,593)
The Bear Stearns Cos Inc	Capital One Financial Corp
	4.875% due 05/15/08	Buy	1.090%	12/20/08	2,200,000	(57,033)
JPMorgan Chase & Co	Capital One Financial Corp
	8.750% due 02/01/07	Buy	1.350%	12/20/08	900,000	(30,384)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	1,141,176
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	4,271
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	2.250%	09/20/10	4,000,000	(32,727)
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	2.260%	09/20/10	100,000	(861)
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	2.110%	10/20/10	1,600,000	(1,346)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	2.200%	10/20/10	2,000,000	(10,483)
Bank of America Corp	Dow Jones CDX NA XO5 Index	Sell	2.000%	12/20/10	27,000,000	19,269
Citigroup Inc	Dow Jones CDX NA XO5 Index	Sell	2.000%	12/20/10	3,500,000	1,744
Lehman Brothers Holdings Inc	Dow Jones CDX NA XO5 Index	Sell	2.000%	12/20/10	19,800,000	14,839

						$1,002,299

(j) Interest rate swaps outstanding as of September 30, 2005:

		Pay/Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Depreciation

Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	3.000%	06/15/06	$2,000,000	($18,100)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	08/15/07	221,900,000	(7,591,687)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/07	13,600,000	(224,944)
JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	4.500%	09/20/09	GBP 54,800,000	(155,623)
Merrill Lynch & Co Inc	6-Month GBP-LIBOR	Pay	4.500%	09/20/09	38,800,000	(48,716)

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley	6-Month GBP-LIBOR	Pay	4.500%	09/20/09	GBP 800,000	($2,329)
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	EUR 4,900,000	(914)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.000%	12/15/10	$54,100,000	(819,220)
Greenwich Capital Markets	3-Month USD-LIBOR	Pay	4.000%	12/15/10	64,600,000	(1,004,058)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/10	10,000,000	(178,227)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	12/15/10	67,300,000	(1,046,024)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/10	15,600,000	43,794
UBS AG	3-Month USD-LIBOR	Pay	4.000%	12/15/10	28,000,000	(398,796)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 2,490,000,000	(794,179)
The Goldman Sachs Group Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	786,100,000	(225,046)
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	1,000,000,000	(392,727)
Morgan Stanley	6-Month EURIBOR	Receive	4.000%	12/15/14	EUR 231,900,000	(907,652)
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	23,300,000	(39,581)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	12/15/15	$91,400,000	2,939,707
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/15	33,800,000	853,555
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	12/15/15	19,000,000	610,719
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15	38,500,000	989,569
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15	70,400,000	1,809,498
JPMorgan Chase & Co	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25	CAD 18,500,000	(1,487)
Merrill Lynch & Co Inc	3-Month Canada Bankers Acceptance	Pay	4.500%	06/15/25	6,300,000	7,649
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/25	$19,800,000	738,429
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	6.175%	05/22/30	EUR 3,580,000	(1,716,361)

						($7,572,751)

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 6.31%
Autos & Transportation - 0.47%
DaimlerChrysler NA Holding Corp
4.026% due 03/07/07 §	$12,800,000	$12,786,214

Financial Services - 5.82%
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,317,386
BAE Systems Holdings Inc
4.050% due 08/15/08 ~ §	1,000,000	1,000,478
Ford Motor Credit Co
4.740% due 11/16/06 §	2,100,000	2,093,242
4.870% due 03/21/07 §	24,700,000	24,378,826
6.875% due 02/01/06 †	4,400,000	4,418,357
General Electric Capital Corp
3.801% due 03/04/08 † §	8,800,000	8,805,227
General Motors Acceptance Corp
6.875% due 08/28/12 †	10,600,000	9,499,105
Morgan Stanley
3.330% due 10/30/06 ¯ §	35,100,000	35,100,000
Pemex Project Funding Master Trust
7.375% due 12/15/14 †	2,000,000	2,225,000
8.625% due 02/01/22	1,300,000	1,592,500
9.750% due 09/15/27 ~	1,000,000	1,322,500
Phoenix Quake Wind Ltd (Cayman)
5.979% due 07/03/08 ~ §	17,000,000	17,442,680
Residential Reinsurance Ltd (Cayman)
8.820% due 06/08/06 ~ §	4,000,000	3,904,600
Resona Bank Ltd (Japan)
5.850% due 09/29/49 † ~ §	400,000	395,561
The Goldman Sachs Group Inc
3.733% due 08/01/06 §	9,100,000	9,107,589
The Goldman Sachs Group LP
4.300% due 06/28/10 §	13,500,000	13,549,086
Toyota Motor Credit Corp
3.729% due 09/18/06 §	14,900,000	14,902,608
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,459,246
Vita Capital Ltd (Cayman)
4.854% due 01/01/07 ~ §	4,100,000	4,116,933

		157,630,924

Utilities - 0.02%
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	531,257

Total Corporate Bonds & Notes
(Cost $169,685,145)		170,948,395

MORTGAGE-BACKED SECURITIES - 12.24%
Collateralized Mortgage Obligations - 7.48%
Banc of America Mortgage Securities
6.500% due 09/25/33 “	2,194,275	2,213,471
Bear Stearns Adjustable Rate Mortgage Trust
4.217% due 01/25/34 “ §	11,343,984	11,258,986
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/34 “ §	1,663,086	1,659,853
4.170% due 06/25/35 ~ “ §	3,024,605	3,034,607
Fannie Mae
3.980% due 08/25/34 “ §	7,451,097	7,445,320
FBR Securitization Trust
3.958% due 09/25/35 “ §	8,400,000	8,407,892
4.018% due 09/25/35 “ §	6,700,000	6,706,295

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
First Horizon Alternative Mortgage Securities
4.788% due 06/25/34 # “ §	$4,253,539	$4,234,913
Freddie Mac
3.937% due 10/25/44 “ §	76,613,968	76,876,402
Greenpoint Mortgage Funding Trust
4.050% due 06/25/45 “ §	9,407,154	9,390,387
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ “	2,185,725	2,235,029
GSR Mortgage Loan Trust
4.541% due 09/25/35 “ §	7,600,000	7,516,397
Impac CMB Trust
4.230% due 07/25/33 “ §	1,462,179	1,463,542
Imperial Savings Association
12.511% due 02/25/18 “ §	7,271	7,262
NationsLink Funding Corp
4.078% due 04/10/07 “ §	849,841	852,118
Option One Mortgage Loan Trust
0.000% due 11/25/35 # “ §	5,000,000	5,001,565
Ryland Mortgage Securities Corp
4.116% due 10/01/27 “ §	153,012	151,798
Sequoia Mortgage Trust
4.139% due 10/19/26 “ §	3,838,475	3,844,726
Small Business Administration
4.504% due 02/01/14 “	10,025,647	9,993,401
Small Business Administration Participation Certificates
4.880% due 11/01/24 “	15,223,926	15,274,191
Structured Adjustable Rate Mortgage Loan Trust
3.950% due 03/25/35 “ §	1,709,106	1,709,621
Washington Mutual Inc
4.007% due 02/27/34 “ §	2,476,544	2,451,067
5.221% due 11/25/35 # “ §	20,800,000	20,803,255

		202,532,098

Fannie Mae - 4.72%
0.080% due 10/24/35 # “ §	17,300,000	17,464,558
3.795% due 08/01/17 “ §	810,621	817,865
3.896% due 07/01/26 “ §	40,148	40,558
4.192% due 01/01/25 “ §	85,792	88,054
4.198% due 11/01/34 “ §	26,100,000	25,834,302
4.637% due 03/01/18 “ §	624,479	628,496
4.685% due 05/01/35 # “ §	384,244	382,171
4.690% due 12/01/22 “ §	65,649	67,190
4.767% due 01/01/35 “	2,722,271	2,722,297
4.970% due 08/01/24 “ §	90,295	91,316
5.000% due 03/01/24 “ §	82,611	83,547
5.500% due 09/01/34 -
10/01/35 “ ±	53,797,559	53,800,262
5.500% due 10/13/35 # “	24,600,000	24,592,325
6.900% due 09/01/09 “	1,025,680	1,090,770

		127,703,711

Government National Mortgage Association - 0.04%
3.750% due 09/20/22 -
07/20/25 “ § ±	367,263	372,550
4.125% due 10/20/24 -
12/20/26 “ § ±	178,551	181,639
4.375% due 05/20/23 -
01/20/27 “ § ±	331,342	334,833
6.000% due 06/15/29 “	318,028	326,215
9.000% due 01/15/17 “	756	824

		1,216,061

Total Mortgage-Backed Securities
(Cost $332,720,541)		331,451,870

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 6.30%
AAA Trust
3.930% due 11/26/35 ~ “ §	$1,243,335	$1,243,506
ACE Securities Corp
3.948% due 10/25/35 “ §	13,500,000	13,506,339
Aegis Asset-Backed Securities Trust
4.030% due 09/25/34 “ §	2,125,776	2,127,058
Ameriquest Mortgage Securities Inc
4.240% due 02/25/33 “ §	140,393	140,519
Amortizing Residential Collateral Trust
4.120% due 07/25/32 “ §	125,612	124,504
Argent Securities Inc
3.950% due 10/25/35 “ §	5,300,000	5,305,810
Asset-Backed Funding Certificates
3.951% due 11/25/24 “ §	7,000,000	7,002,191
Asset-Backed Securities Corp Home Equity
4.268% due 01/15/33 “ §	42,581	42,613
Bayview Financial Acquisition Trust
4.288% due 05/28/34 “ §	8,588,507	8,609,429
Bear Stearns Asset-Backed Securities Inc
4.030% due 09/25/34 “ §	5,852,670	5,860,057
4.040% due 01/25/29 “ §	3,079,008	3,082,345
Carrington Mortgage Loan Trust
3.910% due 06/25/35 “ §	898,487	898,973
Centex Home Equity Co LLC
4.030% due 03/25/34 “ §	2,167,941	2,170,238
Citigroup Mortgage Loan Trust Inc
3.850% due 09/25/35 “ §	10,300,000	10,300,000
3.920% due 05/25/35 “ §	1,485,003	1,486,184
Countrywide Asset-Backed Certificates
3.938% due 03/25/25 “ §	7,300,000	7,298,861
4.028% due 03/25/27 “ §	3,900,000	3,909,174
Equity One Asset-Backed Securities Inc
4.130% due 04/25/34 “ §	5,834,477	5,847,651
Ford Credit Auto Owner Trust
4.240% due 03/15/08 “	4,700,000	4,689,048
Freddie Mac
3.960% due 08/25/31 “ §	1,066,494	1,071,893
GSAMP Trust
4.020% due 10/25/33 “ §	1,987,364	1,989,276
4.120% due 03/25/34 “ §	2,410,716	2,412,168
Irwin Home Equity Trust
4.350% due 06/25/28 “ §	2,611,373	2,614,391
Long Beach Mortgage Loan Trust
4.030% due 11/25/34 “ §	6,590,066	6,599,567
Merrill Lynch Mortgage Investors Inc
3.940% due 06/25/36 “ §	14,000,000	14,004,382
3.997% due 06/25/36 “ §	8,400,000	8,402,629
Morgan Stanley Asset-Backed Security Capital I
3.980% due 11/25/34 “ §	325,846	326,060
New Century Home Equity Loan Trust
3.940% due 09/25/35 “ §	3,789,904	3,792,188
People’s Choice Home Loan Securities Trust
3.940% due 05/25/35 “ §	2,604,581	2,606,619
Quest Trust
4.010% due 03/25/35 ~ “ §	956,209	956,060
Redwood Capital III Ltd (Cayman)
7.354% due 01/09/06 ~ “ §	5,700,000	5,709,405
Redwood Capital IV Ltd (Cayman)
5.804% due 01/09/06 ~ “ §	5,700,000	5,703,762
Renaissance Home Equity Loan Trust
3.990% due 11/25/35 “ §	1,900,000	1,902,083
4.210% due 12/25/32 “ §	1,244,000	1,244,967
Residential Asset Mortgage Products Inc
3.940% due 05/25/35 “ §	1,062,156	1,062,869
3.990% due 09/25/13 “ §	6,090,175	6,094,791
4.170% due 11/25/33 “ §	12,595,618	12,603,201

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Residential Asset Securities Corp
4.130% due 01/25/34 “ §	$198,248	$198,832
Saxon Asset Securities Trust
4.100% due 01/25/32 “ §	449,486	450,319
Truman Capital Mortgage Loan Trust
4.170% due 01/25/34 ~ “ §	858,816	859,487
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/35 “ §	6,200,000	6,204,854
Wells Fargo Home Equity Trust
3.990% due 06/25/19 “ §	159,357	159,466

Total Asset-Backed Securities
(Cost $170,507,461)		170,613,769

U.S. GOVERNMENT AGENCY ISSUES - 4.96%
Fannie Mae
3.651% due 09/07/06 §	89,300,000	89,281,068
3.795% due 09/21/06 §	45,000,000	44,985,825

Total U.S. Government Agency Issues
(Cost $134,207,753)		134,266,893

U.S. TREASURY OBLIGATIONS - 99.28%
U.S. Treasury Bonds - 0.19%
6.625% due 02/15/27 #	4,100,000	5,206,041

U.S. Treasury Inflation Protected Securities - 97.48%
0.875% due 04/15/10 # ^	61,105,710	59,448,585
1.625% due 01/15/15 # ^	82,834,232	81,672,249
1.875% due 07/15/13 # ^	109,410,304	110,623,229
1.875% due 07/15/15 # ^	30,771,145	30,970,474
2.000% due 01/15/14 # ^	221,756,040	225,829,823
2.000% due 07/15/14 # ^	216,646,667	220,778,080
2.375% due 01/15/25 # ^	146,790,870	156,637,053
3.000% due 07/15/12 # ^	370,540,485	402,035,822
3.375% due 01/15/07 # ^	138,205,440	142,485,144
3.375% due 04/15/32 # ^	17,578,563	23,174,130
3.500% due 01/15/11 # ^	95,049,936	104,347,573
3.625% due 01/15/08 # ^	112,461,774	118,659,749
3.625% due 04/15/28 # ^	192,975,365	251,727,813
3.875% due 01/15/09 # ^	240,831,294	260,398,463
3.875% due 04/15/29 # ^	260,646,578	355,711,468
4.250% due 01/15/10 # ^	85,145,864	94,909,898

		2,639,409,553

U.S. Treasury Notes - 1.61%
4.250% due 11/15/14 #	43,800,000	43,500,627

Total U.S. Treasury Obligations
(Cost $2,698,717,071)		2,688,116,221

FOREIGN GOVERNMENT BONDS - 2.12%
Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD 1,768,391	2,004,256
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR 2,688,475	3,718,647
5.750% due 10/25/32	2,000,000	3,293,889
Republic of Austria (Austria)
5.500% due 01/15/10	1,000,000	1,338,390

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Republic of Brazil (Brazil)
4.250% due 04/15/06 §	$480,000	$480,888
4.313% due 04/15/09 §	611,806	608,747
8.000% due 01/15/18	8,127,000	8,626,810
11.000% due 01/11/12	400,000	491,200
11.000% due 08/17/40	1,000,000	1,227,250
Russian Federation Government Bond (Russia)
5.000% due 03/31/30 §	14,900,000	17,158,155
8.250% due 03/31/10	5,000,000	5,427,500
United Mexican States (Mexico)
6.375% due 01/16/13	12,050,000	12,851,325

Total Foreign Government Bonds
(Cost $50,974,754)		57,227,057

MUNICIPAL BONDS - 0.31%
California County Tobacco Securitization Agency
5.625% due 06/01/23	645,000	656,410
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	1,095,000	1,216,370
6.750% due 06/01/39	2,000,000	2,299,720
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	762,356
State of Connecticut ‘A’
5.000% due 03/01/13	1,500,000	1,638,465
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	655,443
Tobacco Settlement Financing Corp NJ
6.750% due 06/01/39	1,100,000	1,280,378

Total Municipal Bonds
(Cost $7,341,027)		8,509,142

	Number of
	Contracts
PURCHASED PUT OPTIONS - 0.00%
U.S. Treasury Inflation Protected Securities
(11/05) OTC
Strike @ $79.50 Exp. 11/28/05
Broker: Morgan Stanley	3,420	—
U.S. Treasury Inflation Protected Securities
(12/05) OTC
Strike @ $82.00 Exp. 12/06/05
Broker: Morgan Stanley	1,460	—
U.S. Treasury Inflation Protected Securities
(11/05) OTC
Strike @ $94.00 Exp. 11/08/05
Broker: The Goldman Sachs Group Inc	1,850	—
Total Purchased Put Options
(Cost $157,734)		—

		—

	Principal
	Amount
SHORT-TERM INVESTMENTS - 70.64%
Certificates of Deposit - 7.61%
BNP Paribas SA (France)
3.675% due 11/07/05	$14,000,000	14,000,071
Citibank NA
3.740% due 11/18/05	25,000,000	25,000,000
3.815% due 11/30/05	41,000,000	40,732,270

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Dexia Bank NY
3.510% due 10/12/05	$64,000,000	$64,000,000
UniCredito Italiano NY
3.582% due 10/24/05	62,200,000	62,200,079

		205,932,420

Commercial Paper - 49.80%
ABN AMRO North America Finance Inc
3.520% due 10/19/05	70,000,000	69,876,800
ANZ National Ltd (Australia)
3.750% due 12/13/05	70,000,000	69,440,700
Bank of America Corp
3.850% due 12/21/05	50,000,000	49,555,000
Bank of Ireland (Ireland)
3.750% due 12/16/05	40,000,000	39,666,800
3.765% due 12/14/05	30,000,000	29,757,000
3.960% due 01/27/06	2,200,000	2,171,158
Barclays U.S. Funding Corp
3.720% due 11/18/05	61,400,000	61,095,456
3.890% due 12/12/05	20,200,000	20,040,824
BNP Paribas SA (France)
3.590% due 11/21/05	50,000,000	49,745,708
CBA Finance DE
3.550% due 10/24/05	60,000,000	59,863,917
Danske Corp
3.460% due 10/07/05	10,000,000	9,994,233
3.760% due 12/01/05	65,000,000	64,568,400
Dexia LLC DE
3.650% due 10/25/05	15,000,000	14,963,500
Fortis Funding LLC
3.770% due 12/14/05	70,000,000	69,433,000
HBOS Treasury Services PLC (United Kingdom)
3.515% due 10/17/05	70,000,000	69,890,645
IXIS
3.360% due 10/04/05	22,500,000	22,493,700
3.570% due 11/03/05	21,000,000	20,931,278
3.590% due 11/18/05	34,000,000	33,837,253
3.750% due 12/07/05	2,600,000	2,581,854
3.770% due 12/15/05	1,100,000	1,090,958
Nordea North America Inc
3.900% due 12/28/05	70,000,000	69,320,300
Rabobank USA Financial Corp
3.880% due 10/03/05	74,800,000	74,783,877
San Paolo IMI U.S. Financial Co
3.730% due 12/13/05	70,000,000	69,440,700
Skandinaviska Enskilda Banken AB (Sweden)
3.565% due 10/27/05	69,000,000	68,822,344
3.610% due 11/02/05	800,000	797,433
3.900% due 12/27/05	11,700,000	11,587,797
Svenska Handelsbanken AB (Sweden)
3.740% due 12/13/05	70,000,000	69,440,700
Total SA (France)
3.728% due 11/23/05	72,000,000	71,604,885
UBS Finance LLC DE
3.750% due 12/13/05	49,700,000	49,302,897
3.860% due 10/03/05	1,000,000	999,786
3.975% due 01/30/06	31,800,000	31,372,290
Westpac Capital Corp
3.490% due 10/14/05	20,000,000	19,974,794
3.550% due 10/26/05	50,000,000	49,876,736

		1,348,322,723

U.S. Government Agency Issues - 5.32%
Fannie Mae
3.535% due 11/15/05	30,000,000	29,867,438
3.669% due 01/04/06	50,000,000	49,475,000
Freddie Mac
3.180% due 10/03/05	64,600,000	64,588,587

		143,931,025

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Bills - 0.36%
3.370% due 12/01/05 ☐	$1,250,000	$1,243,376
3.380% due 12/15/05 ‡	1,210,000	1,202,079
3.430% due 12/15/05 ‡ ☐	7,030,000	6,983,981
3.505% due 12/01/05 †	250,000	248,676

		9,678,112

Repurchase Agreements - 7.56%
State Street Bank and Trust Co
2.950% due 10/03/05
(Dated 09/30/05, repurchase price
of $4,614,134; collateralized by U.S.
Treasury Notes: 3.875% due 09/15/10
and market value $4,706,450)	4,613,000	4,613,000
UBS AG
3.250% due 10/03/05
(Dated 09/30/05, repurchase price of
$200,054,167; collateralized by U.S. Treasury
Inflation Protected Securities: 2.000% due
07/15/14 and market value $204,055,571)	200,000,000	200,000,000

		204,613,000

Total Short-Term Investments
(Cost $1,912,987,781)		1,912,477,280

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 202.16%
(Cost $5,477,299,267)		5,473,610,627

	Shares
SECURITIES LENDING COLLATERAL - 0.57%
State Street Navigator Securities Lending
Prime Portfolio 3.740% Δ
(Cost $15,606,555)	15,606,555	15,606,555

TOTAL INVESTMENTS - 202.73%
(Cost $5,492,905,822)		5,489,217,182

OTHER ASSETS & LIABILITIES, NET - (102.73%)		(2,781,605,923)

NET ASSETS - 100.00%		$2,707,611,259

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an approximate aggregate market value of $2,225,328 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2005:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Euro-Bund 10-Year Notes (12/05)	40	EUR 4,000,000	($18,143)
U.S. Treasury 30-Year Bonds (12/05)	206	$20,600,000	(686,308)
Short Futures Outstanding

U.S. Treasury 5-Year Notes (12/05)	185	18,500,000	199,453
U.S. Treasury 10-Year Notes (12/05)	571	57,100,000	815,078

			$310,080

(c) Restricted securities as of September 30, 2005:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets

Morgan Stanley 06/28/04	$35,100,000	$35,100,000	1.30%

(d) Investments sold short outstanding as of September 30, 2005:

	Principal
Type	Amount	Value

U.S. Treasury Notes
3.625% due 05/15/13 #	$2,200,000	($2,110,799)
4.250% due 08/15/13 #	29,300,000	(29,208,467)
4.250% due 11/15/13 #	52,600,000	(52,388,390)

Total Investments sold short
(Proceeds $85,430,178)		($83,707,656)

(e) Forward foreign currency contracts outstanding as of September 30, 2005 were as follows:

		Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Depreciation

Sell	CAD	2,071,000	10/05	($33,207)
Sell	EUR	7,294,000	11/05	(30,804)
Buy	JPY	2,887,226,000	10/05	(703,765)
Buy	PLN	861,000	03/06	(2,012)
Buy	RUB	7,050,000	03/06	(597)
Buy	SKK	7,634,000	03/06	(4,416)

				($774,801)

(f) Transactions in written options for the period ended September 30, 2005 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2004	728	$321,458
Call Options Written	3,168	669,123
Put Options Written	3,168	811,978
Call Options Repurchased	(2,932)	(724,146)
Put Options Repurchased	(2,609)	(652,768)

Outstanding, September 30, 2005	1,523	$425,645

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

(g) Premiums received and value of written options outstanding as of September 30, 2005:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Premium	Value

The Goldman Sachs Group Inc	Put - CBOT U.S. Treasury 10-Year Futures	$109.00	11/22/05	600	$122,079	$271,875
Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures	110.00	11/22/05	323	183,641	277,578
The Goldman Sachs Group Inc	Call - CBOT U.S. Treasury 10-Year Futures	114.00	11/22/05	600	119,925	18,750

					$425,645	$568,203

(h) Securities with an aggregate market value of $6,209,688 were pledged as collateral for swap contracts as of September 30, 2005.

(i) Credit default swaps outstanding as of September 30, 2005:

						Unrealized
		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan Chase & Co	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.750%	06/20/06	$1,000,000	$5,545
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.100%	06/20/06	2,000,000	24,852
The Goldman Sachs Group Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.800%	06/20/06	1,000,000	13,002
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.830%	06/20/06	1,000,000	13,215
UBS AG	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.830%	06/20/06	2,000,000	26,429
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	4.150%	06/20/06	2,000,000	30,975
JPMorgan Chase & Co	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	4.250%	06/20/06	1,000,000	16,197
HSBC Holdings PLC	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.000%	06/20/06	2,000,000	43,047
Merrill Lynch & Co Inc	General Motors Corp 7.125% due 07/15/13	Sell	5.000%	06/20/06	3,000,000	37,302
Citibank NA	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.700%	09/20/06	200,000	(602)
The Bear Stearns Cos Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.550%	06/20/07	1,500,000	19,273
JPMorgan Chase & Co	General Motors Corp 7.125% due 07/15/13	Sell	6.400%	06/20/07	2,000,000	59,152
UBS AG	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.650%	09/20/07	1,500,000	(9,025)

						$279,362

(j) Interest rate swaps outstanding as of September 30, 2005:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

The Goldman Sachs Group Inc	6-Month GBP-LIBOR	Pay	5.250%	03/19/06	GBP 22,000,000	$171,348
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	03/15/07	EUR 2,000,000	24,410
JPMorgan Chase & Co	6-Month EUR-LIBOR	Pay	4.000%	03/15/07	2,400,000	17,611
Merrill Lynch & Co Inc	6-Month EUR-LIBOR	Pay	4.000%	03/15/07	1,800,000	26,513
JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP 24,900,000	562,689
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/10	EUR 40,400,000	2,865,497
Citibank NA	6-Month EUR-LIBOR	Pay	4.000%	06/17/10	63,400,000	4,248,041
BNP Paribas Securities Corp	France CPI Excluding Tobacco	Pay	2.103%	09/14/10	10,000,000	(44,142)
Barclays Bank PLC	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	1,100,000	—
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	3,800,000	(12,840)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.000%	12/15/10	$41,500,000	739,642
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/12	15,400,000	304,001
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR 24,000,000	(374,040)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	12/15/15	$31,900,000	1,026,003
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15	18,000,000	462,656
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/15/15	200,000	3,117
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/15/15	69,600,000	2,163,744

						$12,184,250

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 102.28%
Asset-Backed Securities - 2.10%
Caterpillar Financial Asset Trust
3.206% due 04/25/06 “	$9,048,787	$9,048,787
GE Commercial Equipment Financing LLC
3.424% due 06/20/06 “	9,046,486	9,046,486
Honda Auto Receivables Owner Trust
3.182% due 05/15/06 “	2,413,141	2,413,141

		20,508,414

Certificates of Deposit - 3.07%
Wells Fargo Bank NA
3.770% due 10/18/05	30,000,000	30,000,000

Commercial Paper - 70.85%
ABN AMRO North America Finance Inc
3.740% due 10/26/05	24,000,000	23,937,667
Alltel Corp
3.700% due 10/05/05	13,100,000	13,094,614
3.720% due 10/04/05	8,800,000	8,797,272
3.780% due 10/20/05	17,450,000	17,415,187
BellSouth Corp
3.720% due 10/12/05	25,000,000	24,971,583
Canadian Wheat Board (Canada)
3.680% due 10/11/05	5,100,000	5,094,787
3.700% due 10/11/05	20,000,000	19,979,444
Coca-Cola Enterprises Inc
3.680% due 10/04/05	25,000,000	24,992,333
3.750% due 10/06/05	10,000,000	9,994,792
Colgate-Palmolive Co
3.700% due 10/07/05	12,385,000	12,377,363
3.720% due 10/11/05	7,100,000	7,092,663
3.730% due 10/17/05	15,000,000	14,975,133
E.I. du Pont de Nemours & Co
3.700% due 10/14/05	20,000,000	19,973,278
First Data Corp
3.720% due 10/07/05	29,000,000	28,982,020
Gannett Co Inc
3.730% due 10/04/05	15,000,000	14,995,338
3.730% due 10/17/05	20,000,000	19,966,844
Illinois Tool Works Inc
3.670% due 10/05/05	31,255,000	31,242,255
JPMorgan Chase & Co
3.700% due 10/03/05	40,000,000	39,991,778
Kimberly-Clark Worldwide Inc
3.580% due 10/14/05	14,000,000	13,981,901
3.730% due 10/28/05	18,185,000	18,134,128
MassMutual Global Funding
3.730% due 10/18/05	15,530,000	15,502,646
Merck & Co Inc
3.710% due 10/21/05	9,000,000	8,981,450
3.720% due 10/21/05	24,900,000	24,848,540
MetLife Funding Inc
3.740% due 10/21/05	20,000,000	19,958,445
PepsiCo Inc
3.590% due 10/04/05	5,000,000	4,998,504
3.710% due 10/17/05	15,000,000	14,975,267
Royal Bank of Scotland Group PLC (United Kingdom)
3.720% due 10/27/05	17,650,000	17,602,580
Siemens Capital Co LLC
3.700% due 10/24/05	10,000,000	9,976,361
Societe Generale North America Inc
3.740% due 10/05/05	15,000,000	14,993,767

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Teachers Insurance & Annuity Association of America
3.710% due 10/07/05	$23,250,000	$23,235,624
3.750% due 10/06/05	15,000,000	14,992,188
3.850% due 10/03/05	705,000	704,849
The New York Times Co
3.710% due 10/11/05	28,300,000	28,270,835
The Southern Co
3.750% due 10/18/05	16,985,000	16,954,922
The Southern Co Funding Corp
3.720% due 10/06/05	16,300,000	16,291,578
Toyota Motor Credit Corp
3.730% due 10/13/05	30,000,000	29,962,700
UBS Finance LLC DE
3.730% due 10/03/05	10,000,000	9,997,928
3.750% due 10/13/05	25,000,000	24,968,750
3.800% due 10/06/05	9,400,000	9,395,039
Wal-Mart Stores Inc
3.740% due 10/18/05	15,235,000	15,208,093

		691,810,446

Corporate Notes - 8.79%
American Honda Finance Corp
3.645% due 12/06/05 ~ §	7,800,000	7,800,000
Fifth Third Bancorp
3.790% due 10/23/06 ~ §	18,725,000	18,725,000
Norddeutsche Landesbank NY
3.710% due 09/14/06 # §	20,000,000	19,998,000
Pfizer Inc
3.660% due 11/04/05 §	14,780,000	14,780,000
Westdeutsche Landesbank NY
3.746% due 03/20/06 §	24,500,000	24,498,745

		85,801,745

U.S. Government Agency Issues - 17.47%
Federal Home Loan Bank
2.510% due 11/04/05	24,600,000	24,600,000
3.250% due 03/07/06 §	24,500,000	24,500,000
3.375% due 03/03/06 §	24,450,000	24,450,000
3.500% due 04/18/06 §	24,500,000	24,500,000
3.500% due 05/09/06 §	24,500,000	24,500,000
3.750% due 08/18/06 §	48,000,000	48,000,000

		170,550,000

Total Short-Term Investments (Amortized Cost $998,670,605)		998,670,605

TOTAL INVESTMENTS - 102.28% (Amortized Cost $998,670,605)		998,670,605

OTHER ASSETS & LIABILITIES, NET - (2.28%)		(22,243,448)

NET ASSETS - 100.00%		$976,427,157

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.19%
Autos & Transportation - 0.09%
General Motors Corp 4.500% †	28,700	$683,921

Financial Services - 0.10%
MetLife Inc 6.375%	30,000	842,100

Total Convertible Preferred Stocks (Cost $1,452,289)		1,526,021

PREFERRED STOCKS - 0.40%
Financial Services - 0.40%
Sovereign REIT ~	2,200	3,239,500

Total Preferred Stocks (Cost $1,958,000)		3,239,500

WARRANTS - 0.00%
Consumer Discretionary - 0.00%
Loral Space & Communications Ltd * (Bermuda)
Exp. 12/27/06	9,250	69

Financial Services - 0.00%
ONO Finance PLC * + ~ (United Kingdom)
Exp. 02/15/11	5,000	1,010

Utilities - 0.00%
Metricom Inc *
Exp. 02/15/10	3,000	30
NTELOS Inc * ~
Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		1,149

COMMON STOCKS - 0.06%
Consumer Discretionary - 0.06%
Rogers Communications Inc ‘B’ (Canada)	13,163	519,280

Total Common Stocks (Cost $566,223)		519,280

EXCHANGE TRADED FUNDS - 0.37%
NASDAQ-100 Index Tracking Stock †	30,000	1,183,800
Standard & Poor’s Depository
Receipts Trust 1 †	15,000	1,844,100

Total Exchange Traded Funds (Cost $2,784,200)		3,027,900

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 95.17%
Autos & Transportation - 3.51%
Amsted Industries Inc
10.250% due 10/15/11 ~	$2,000,000	$2,190,000
Aviall Inc
7.625% due 07/01/11	2,000,000	2,070,000
Cooper-Standard Automotive Inc
7.000% due 12/15/12 †	1,000,000	920,000
Delco Remy International Inc
7.599% due 04/15/09 §	250,000	243,750
9.375% due 04/15/12	1,000,000	565,000
Grupo Transportacion Ferroviaria Mexicana SA de CV (Mexico)
9.375% due 05/01/12 ~	2,000,000	2,170,000
GulfMark Offshore Inc
7.750% due 07/15/14	1,000,000	1,067,500
Keystone Automotive Operations Inc
9.750% due 11/01/13 †	1,000,000	1,000,000
Navistar International Corp
6.250% due 03/01/12	1,000,000	955,000
7.500% due 06/15/11 †	1,000,000	1,015,000
Quality Distribution LLC
9.000% due 11/15/10	1,000,000	925,000
Rexnord Corp
10.125% due 12/15/12	1,000,000	1,100,000
Tenneco Automotive Inc
8.625% due 11/15/14 †	1,000,000	1,012,500
10.250% due 07/15/13	4,000,000	4,490,000
The Goodyear Tire & Rubber Co
9.000% due 07/01/15 ~	2,000,000	1,980,000
The Greenbrier Cos Inc
8.375% due 05/15/15	2,000,000	2,090,000
TRW Automotive Inc
9.375% due 02/15/13	2,677,000	2,917,930
11.000% due 02/15/13 †	902,000	1,021,515
United Components Inc
9.375% due 06/15/13	1,000,000	1,000,000

		28,733,195

Consumer Discretionary - 25.89%
Adelphia Communications Corp
10.875% due 10/01/10 ¤	1,000,000	750,000
Alderwoods Group Inc
7.750% due 09/15/12	500,000	527,500
Allied Waste North America Inc
7.250% due 03/15/15 † ~	2,000,000	1,980,000
7.875% due 04/15/13 †	1,000,000	1,025,000
8.500% due 12/01/08	3,000,000	3,142,500
8.875% due 04/01/08 †	3,000,000	3,142,500
9.250% due 09/01/12	983,000	1,069,012
AMC Entertainment Inc
8.000% due 03/01/14 †	2,000,000	1,770,000
Boyd Gaming Corp
8.750% due 04/15/12 †	1,000,000	1,082,500
CanWest Media Inc (Canada)
10.625% due 05/15/11	2,000,000	2,185,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	1,040,000
CBD Media Holdings LLC
9.250% due 07/15/12 †	2,000,000	2,045,000
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,037,500
CCO Holdings LLC
8.750% due 11/15/13 †	1,000,000	992,500
Charter Communications Holdings I LLC
11.000% due 10/01/15 ~	2,585,000	2,533,300
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	4,120,000

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Charter Communications Operating LLC
8.000% due 04/30/12 ~	$4,000,000	$4,050,000
8.375% due 04/30/14 ~	1,000,000	1,010,000
Corrections Corp of America
6.250% due 03/15/13	1,000,000	995,000
7.500% due 05/01/11	7,000,000	7,253,750
CSC Holdings Inc
7.625% due 04/01/11 †	2,000,000	1,975,000
7.875% due 12/15/07	2,000,000	2,065,000
Dex Media East LLC
9.875% due 11/15/09	1,000,000	1,092,500
Dex Media Inc
8.000% due 11/15/13	1,500,000	1,548,750
Dex Media West LLC
8.500% due 08/15/10	1,000,000	1,062,500
9.875% due 08/15/13	3,418,000	3,789,708
DIRECTV Holdings LLC
6.375% due 06/15/15 ~	4,000,000	3,990,000
8.375% due 03/15/13	848,000	929,620
EchoStar DBS Corp
6.625% due 10/01/14	4,500,000	4,477,500
Emmis Communications Corp
9.745% due 06/15/12 §	1,000,000	1,012,500
Finlay Fine Jewelry Corp
8.375% due 06/01/12 †	1,500,000	1,276,875
Fisher Scientific International Inc
6.125% due 07/01/15 ~	1,000,000	1,007,500
Granite Broadcasting Corp
9.750% due 12/01/10 †	2,000,000	1,840,000
Gray Television Inc
9.250% due 12/15/11	2,000,000	2,175,000
GSC Holdings Corp
7.875% due 10/01/11 ~ §	2,000,000	2,012,500
8.000% due 10/01/12 † ~	1,000,000	1,000,000
Herbst Gaming Inc
8.125% due 06/01/12	1,500,000	1,575,000
IKON Office Solutions Inc
7.750% due 09/15/15 ~	2,000,000	1,975,000
Inn of the Mountain Gods Resort & Casino
12.000% due 11/15/10 †	2,000,000	2,270,000
Intrawest Corp (Canada)
7.500% due 10/15/13	2,000,000	2,057,500
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	1,020,000
8.625% due 04/01/13	2,000,000	2,105,000
Isle of Capri Casinos Inc
7.000% due 03/01/14	1,000,000	963,750
Jo-Ann Stores Inc
7.500% due 03/01/12	2,000,000	1,895,000
Kerzner International Ltd (Bahamas)
6.750% due 10/01/15 ~	5,000,000	4,868,750
Lamar Media Corp
6.625% due 08/15/15 ~	1,500,000	1,533,750
Landry’s Restaurants Inc
7.500% due 12/15/14 †	3,500,000	3,342,500
Las Vegas Sands Corp
6.375% due 02/15/15 †	5,000,000	4,850,000
Levi Strauss & Co
12.250% due 12/15/12	1,500,000	1,665,000
Mandalay Resort Group
10.250% due 08/01/07	3,750,000	4,050,000
Mediacom Broadband LLC
8.500% due 10/15/15 ~	4,000,000	3,880,000
Mediacom LLC
9.500% due 01/15/13	3,500,000	3,491,250
Medianews Group Inc
6.375% due 04/01/14	1,000,000	965,000
6.875% due 10/01/13	3,500,000	3,491,250

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount		Value
MGM MIRAGE
6.000% due 10/01/09		$4,000,000	$3,970,000
6.625% due 07/15/15 ~		4,000,000	3,975,000
6.750% due 09/01/12		2,500,000	2,553,125
9.750% due 06/01/07		2,500,000	2,675,000
Mohegan Tribal Gaming Authority
6.125% due 02/15/13		500,000	500,000
6.875% due 02/15/15		250,000	256,250
7.125% due 08/15/14		1,000,000	1,040,000
Morris Publishing Group LLC
7.000% due 08/01/13		3,000,000	2,985,000
Nebraska Book Co Inc
8.625% due 03/15/12		3,000,000	2,835,000
Penn National Gaming Inc
6.750% due 03/01/15 †		1,000,000	985,000
6.875% due 12/01/11		1,000,000	1,010,000
Perry Ellis International Inc
8.875% due 09/15/13		1,500,000	1,545,000
PRIMEDIA Inc
8.000% due 05/15/13		3,000,000	3,037,500
8.875% due 05/15/11		2,500,000	2,631,250
R.H. Donnelley Inc
8.875% due 12/15/10		1,500,000	1,616,250
10.875% due 12/15/12		1,500,000	1,691,250
Rayovac Corp
8.500% due 10/01/13 †		5,000,000	4,850,000
Riddell Bell Holdings Inc
8.375% due 10/01/12		2,000,000	1,980,000
River Rock Entertainment Authority
9.750% due 11/01/11		3,000,000	3,345,000
Salem Communications Corp
7.750% due 12/15/10		3,000,000	3,138,750
San Pasqual Casino
8.000% due 09/15/13 ~		1,000,000	1,011,250
Sealy Mattress Co
8.250% due 06/15/14 †		2,000,000	2,020,000
Simmons Bedding Co
7.875% due 01/15/14 †		1,750,000	1,618,750
Sinclair Broadcast Group Inc
8.000% due 03/15/12		5,500,000	5,658,125
8.750% due 12/15/11		2,000,000	2,110,000
Sirius Satellite Radio Inc
9.625% due 08/01/13 ~		3,000,000	2,895,000
Sleepmaster LLC
11.000% due 05/15/09 + ¤		2,341,972	—
Station Casinos Inc
6.875% due 03/01/16 ~		500,000	509,375
6.875% due 03/01/16		2,000,000	2,037,500
Susquehanna Media Co
7.375% due 04/15/13		1,000,000	1,048,750
The Geo Group Inc
8.250% due 07/15/13		3,500,000	3,500,000
The Neiman Marcus Group Inc
9.000% due 10/15/15 ~ #		2,000,000	2,015,000
10.375% due 10/15/15 ~ #		500,000	500,000
United Rentals North America Inc
6.500% due 02/15/12		2,500,000	2,425,000
UPC Holding BV (Netherlands)
7.750% due 01/15/14 ~	EUR	2,500,000	2,891,954
Vertrue Inc
9.250% due 04/01/14		$1,500,000	1,507,500
Videotron Ltee (Canada)
6.375% due 12/15/15 ~		500,000	498,750
6.875% due 01/15/14		3,000,000	3,093,750
Warner Music Group
7.375% due 04/15/14		1,000,000	1,007,500
Wesco Distribution Inc
7.500% due 10/15/17 ~		3,000,000	3,007,500

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Williams Scotsman Inc
8.500% due 10/01/15 ~	$3,000,000	$3,052,500
Wynn Las Vegas LLC
6.625% due 12/01/14 †	4,000,000	3,845,000

		211,877,344

Consumer Staples - 2.15%
Chaoda Modern Agriculture Holdings Ltd (Cayman)
7.750% due 02/08/10 ~	1,000,000	972,500
Chiquita Brands International Inc
8.875% due 12/01/15 † ~	1,000,000	995,000
Dole Food Co Inc
7.250% due 06/15/10	3,000,000	3,000,000
8.875% due 03/15/11	356,000	371,130
Roundy’s Inc
8.875% due 06/15/12	2,000,000	2,220,000
Smithfield Foods Inc
7.000% due 08/01/11	4,000,000	4,100,000
Stater Brothers Holdings Inc
7.370% due 06/15/10 §	5,000,000	4,950,000
8.125% due 06/15/12	1,000,000	992,500

		17,601,130

Energy - 7.86%
ANR Pipeline Co
8.875% due 03/15/10	1,000,000	1,085,909
Calpine Corp
8.500% due 07/15/10 ~	2,000,000	1,440,000
Chesapeake Energy Corp
6.375% due 06/15/15	1,000,000	1,010,000
7.000% due 08/15/14	1,500,000	1,582,500
7.500% due 09/15/13	1,000,000	1,070,000
Comstock Resources Inc
6.875% due 03/01/12	1,500,000	1,518,750
Denbury Resources Inc
7.500% due 04/01/13 †	1,000,000	1,055,000
Dynegy Holdings Inc
9.875% due 07/15/10 ~	4,000,000	4,380,000
El Paso Corp
7.000% due 05/15/11 †	7,000,000	7,017,500
7.625% due 08/16/07 ~	1,000,000	1,022,500
El Paso Natural Gas Co
7.625% due 08/01/10	3,000,000	3,134,322
Gazprom OAO (Russia)
9.625% due 03/01/13 ~	3,000,000	3,731,250
Hanover Compressor Co
0.000% due 03/31/07	2,500,000	2,262,500
9.000% due 06/01/14	1,000,000	1,116,250
Hanover Equipment Trust ‘A’
8.500% due 09/01/08 †	2,577,000	2,692,965
Hanover Equipment Trust ‘B’
8.750% due 09/01/11 †	3,000,000	3,202,500
Holly Energy Partners LP
6.250% due 03/01/15 ~	4,000,000	3,980,000
NRG Energy Inc
8.000% due 12/15/13 †	1,704,000	1,823,280
Peabody Energy Corp
6.875% due 03/15/13	2,000,000	2,100,000
Plains Exploration & Production Co
8.750% due 07/01/12	2,000,000	2,170,000
Reliant Energy Inc
6.750% due 12/15/14	4,000,000	3,950,000
Tenaska Alabama Partners LP
7.000% due 06/30/21 ~	498,321	507,048
Texas Genco LLC
6.875% due 12/15/14 ~	4,000,000	4,090,000
The Williams Cos Inc
6.375% due 10/01/10 ~	2,250,000	2,244,375

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
The Williams Cos Inc Credit Linked Certificate Trust
6.750% due 04/15/09 ~	$2,000,000	$2,045,000
Universal Compression Inc
7.250% due 05/15/10	1,000,000	1,040,000
Whiting Petroleum Corp
7.000% due 02/01/14 ~ #	2,000,000	2,037,500
7.250% due 05/01/12	1,000,000	1,022,500

		64,331,649

Financial Services - 11.65%
Arch Western Finance LLC
6.750% due 07/01/13	4,000,000	4,100,000
Athena Neurosciences Finance LLC
7.250% due 02/21/08 †	1,000,000	965,000
BCP Crystal Holdings Corp
9.625% due 06/15/14	2,600,000	2,905,500
Borden U.S. Finance Corp
8.349% due 07/15/10 ~ §	2,000,000	2,010,000
9.000% due 07/15/14 ~	1,000,000	1,020,000
CCM Merger Inc
8.000% due 08/01/13 ~	2,000,000	2,027,500
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	2,070,000
DI Finance
9.500% due 02/15/13 ~	2,000,000	1,985,000
Dollar Financial Group Inc
9.750% due 11/15/11	3,500,000	3,657,500
E*TRADE Financial Corp
8.000% due 06/15/11 ~	1,000,000	1,037,500
8.000% due 06/15/11	3,000,000	3,112,500
Eircom Funding (Ireland)
8.250% due 08/15/13	1,500,000	1,635,000
Elan Finance PLC (Ireland)
7.790% due 11/15/11 ~ §	1,000,000	887,500
Fairfax Financial Holdings Ltd (Canada)
7.750% due 04/26/12 †	2,000,000	1,930,000
FelCor Lodging LP
9.000% due 06/01/11	4,250,000	4,643,125
Ford Motor Credit Co
5.800% due 01/12/09	1,000,000	933,757
6.625% due 06/16/08	3,000,000	2,933,907
7.375% due 10/28/09	2,000,000	1,933,554
General Motors Acceptance Corp
6.125% due 08/28/07 †	1,000,000	984,831
6.150% due 04/05/07	2,000,000	1,985,464
7.750% due 01/19/10 †	4,000,000	3,880,688
Host Marriott LP
6.375% due 03/15/15	3,500,000	3,412,500
7.000% due 08/15/12 †	3,000,000	3,056,250
7.125% due 11/01/13 †	1,000,000	1,026,250
K&F Acquisition Inc
7.750% due 11/15/14 †	2,000,000	2,030,000
La Quinta Properties Inc
8.875% due 03/15/11	2,000,000	2,150,000
Level 3 Financing Inc
10.750% due 10/15/11 †	2,000,000	1,682,500
MeriStar Hospitality Corp
9.000% due 01/15/08 †	2,000,000	2,092,500
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 † ~	3,000,000	2,947,500
Refco Finance Holdings LLC
9.000% due 08/01/12	2,600,000	2,840,500
Residential Capital Corp
6.375% due 06/30/10 ~	2,000,000	2,028,208
RMCC Acquisition Co
9.500% due 11/01/12 ~	1,000,000	1,015,000
Senior Housing Properties Trust
7.875% due 04/15/15	1,500,000	1,605,000

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SunGard Data Systems Inc
8.525% due 08/15/13 ~ §	$1,500,000	$1,560,000
9.125% due 08/15/13 ~	4,000,000	4,165,000
10.250% due 08/15/15 ~	1,000,000	1,017,500
The FINOVA Group Inc
7.500% due 11/15/09	1,740,000	687,300
Thornburg Mortgage Inc
8.000% due 05/15/13	5,000,000	4,975,000
Universal City Florida Holding Co
8.375% due 05/01/10 †	500,000	521,250
8.443% due 05/01/10 §	1,000,000	1,042,500
Ventas Realty LP
6.625% due 10/15/14	1,250,000	1,262,500
6.750% due 06/01/10 ~	2,500,000	2,550,000
8.750% due 05/01/09	1,000,000	1,075,000
9.000% due 05/01/12	2,000,000	2,280,000
Western Financial Bank
9.625% due 05/15/12	1,500,000	1,725,000

		95,385,584

Health Care - 5.87%
AmerisourceBergen Corp
5.625% due 09/15/12 ~	2,000,000	1,980,000
Community Health Systems Inc
6.500% due 12/15/12	2,000,000	2,015,000
DaVita Inc
6.625% due 03/15/13 †	1,000,000	1,017,500
7.250% due 03/15/15 †	1,000,000	1,018,750
Encore Medical Corp
9.750% due 10/01/12	2,000,000	2,000,000
Extendicare Health Services Inc
6.875% due 05/01/14	1,000,000	990,000
9.500% due 07/01/10	1,500,000	1,605,000
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	2,085,000
LifeCare Holdings Inc
9.250% due 08/15/13 ~	2,000,000	1,730,000
Medical Device Manufacturing Inc
10.000% due 07/15/12	1,500,000	1,635,000
Mylan Laboratories Inc
5.750% due 08/15/10 ~	1,000,000	1,006,250
6.375% due 08/15/15 ~	1,500,000	1,509,375
Psychiatric Solutions Inc
7.750% due 07/15/15 ~	500,000	518,750
10.625% due 06/15/13 †	1,500,000	1,717,500
Res-Care Inc
7.750% due 10/15/13 ~ #	2,000,000	2,020,000
Select Medical Corp
7.625% due 02/01/15	2,000,000	1,925,000
9.933% due 09/15/15 ~ §	2,000,000	2,000,000
Tenet Healthcare Corp
6.500% due 06/01/12 †	1,000,000	937,500
9.250% due 02/01/15 ~	1,000,000	1,015,000
9.875% due 07/01/14	2,000,000	2,100,000
The Jean Coutu Group PJC Inc (Canada)
7.625% due 08/01/12 †	2,500,000	2,556,250
Triad Hospitals Inc
7.000% due 11/15/13	1,000,000	1,017,500
United Surgical Partners International Inc
10.000% due 12/15/11	2,000,000	2,190,000
Valeant Pharmaceuticals International
7.000% due 12/15/11	4,500,000	4,455,000
Vanguard Health Holding Co II LLC
9.000% due 10/01/14	2,000,000	2,140,000
VWR International Inc
8.000% due 04/15/14	3,000,000	2,936,250
Warner Chilcott Corp
8.750% due 02/01/15 ~	2,000,000	1,930,000

		48,050,625

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Integrated Oils - 0.84%
CITGO Petroleum Corp
6.000% due 10/15/11	$1,000,000	$1,005,000
SESI LLC
8.875% due 05/15/11	2,500,000	2,650,000
The Premcor Refining Group Inc
7.500% due 06/15/15	2,000,000	2,150,000
Venoco Inc
8.750% due 12/15/11	1,000,000	1,045,000

		6,850,000

Materials & Processing - 11.97%
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	2,000,000	1,980,000
Ainsworth Lumber Co Ltd (Canada)
7.250% due 10/01/12	2,000,000	1,890,000
7.770% due 10/01/10 §	2,000,000	2,005,000
Asia Aluminum Holdings Ltd (Bermuda)
8.000% due 12/23/11 ~	2,000,000	2,022,500
Berry Plastics Corp
10.750% due 07/15/12	2,500,000	2,700,000
Bowater Inc
6.500% due 06/15/13 †	3,000,000	2,812,500
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,550,000
Cascades Inc (Canada)
7.250% due 02/15/13	1,000,000	977,500
Crown European Holdings SA (France)
9.500% due 03/01/11	3,000,000	3,300,000
10.875% due 03/01/13	1,000,000	1,165,000
Equistar Chemicals LP
10.625% due 05/01/11	4,000,000	4,380,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14	3,000,000	2,985,000
10.125% due 02/01/10	2,000,000	2,220,000
Georgia-Pacific Corp
7.375% due 07/15/08	3,000,000	3,157,500
8.875% due 02/01/10	1,500,000	1,680,000
Gerdau Ameristeel Corp (Canada)
10.375% due 07/15/11	2,000,000	2,235,000
Graham Packaging Co Inc
8.500% due 10/15/12 †	3,000,000	3,000,000
9.875% due 10/15/14 †	2,000,000	1,930,000
Graphic Packaging International Corp
8.500% due 08/15/11	2,000,000	1,970,000
Hercules Inc
6.750% due 10/15/29	2,000,000	1,970,000
Huntsman LLC
11.500% due 07/15/12	660,000	757,350
11.625% due 10/15/10	1,300,000	1,491,750
Jefferson Smurfit Corp
8.250% due 10/01/12	3,000,000	2,835,000
Lyondell Chemical Co
9.625% due 05/01/07	1,000,000	1,055,000
10.500% due 06/01/13	1,000,000	1,135,000
11.125% due 07/15/12	1,000,000	1,120,000
Methanex Corp (Canada)
8.750% due 08/15/12	2,000,000	2,292,500
Millennium America Inc
9.250% due 06/15/08 †	2,000,000	2,160,000
Nalco Co
7.750% due 11/15/11	1,000,000	1,027,500
8.875% due 11/15/13 †	2,000,000	2,062,500
Neenah Paper Inc
7.375% due 11/15/14	500,000	483,750
Nortek Inc
8.500% due 09/01/14	4,000,000	3,700,000

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
Nova Chemicals Corp (Canada)
6.500% due 01/15/12 †	$2,000,000	$1,952,500
Novelis Inc (Canada)
7.250% due 02/15/15 ~	2,000,000	1,900,000
Owens-Brockway Glass Containers Inc
6.750% due 12/01/14	1,000,000	970,000
7.750% due 05/15/11	2,500,000	2,612,500
8.250% due 05/15/13 †	2,000,000	2,090,000
8.750% due 11/15/12	2,000,000	2,170,000
8.875% due 02/15/09	3,000,000	3,165,000
Rhodia SA (France)
7.625% due 06/01/10 †	4,500,000	4,410,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	2,015,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	3,000,000	3,255,000
Smurfit-Stone Container Enterprises Inc
8.375% due 07/01/12	1,500,000	1,432,500
Southern Peru Copper Corp
6.375% due 07/27/15 ~	1,000,000	1,010,721
Texas Industries Inc
7.250% due 07/15/13 ~	1,000,000	1,045,000
Trimas Corp
9.875% due 06/15/12	1,000,000	825,000
Valmont Industries Inc
6.875% due 05/01/14	1,000,000	1,025,000
Vedanta Resources PLC (United Kingdom)
6.625% due 02/22/10 † ~	1,000,000	990,245

		97,918,816

Multi-Industry - 0.89%
J.B. Poindexter & Co Inc
8.750% due 03/15/14	2,000,000	1,830,000
Park-Ohio Industries Inc
8.375% due 11/15/14	2,000,000	1,745,000
Sequa Corp
8.875% due 04/01/08	3,000,000	3,135,000
9.000% due 08/01/09 †	500,000	532,500

		7,242,500

Producer Durables - 5.73%
Alliant Techsystems Inc
8.500% due 05/15/11	2,500,000	2,643,750
American Tower Corp
7.125% due 10/15/12	2,500,000	2,637,500
7.500% due 05/01/12 †	2,000,000	2,130,000
American Towers Inc
7.250% due 12/01/11 †	1,500,000	1,601,250
Case New Holland Inc
6.000% due 06/01/09	1,000,000	965,000
9.250% due 08/01/11	3,000,000	3,187,500
Desarrolladora Homex SA de CV (Mexico)
7.500% due 09/28/15 ~	2,000,000	2,010,000
Dresser Inc
9.375% due 04/15/11 †	4,000,000	4,240,000
Dresser-Rand Group Inc
7.375% due 11/01/14 ~	881,000	918,443
FIMEP SA (France)
10.500% due 02/15/13	1,000,000	1,150,000
SBA Communications Corp
8.500% due 12/01/12 †	2,500,000	2,731,250
Standard Pacific Corp
6.500% due 08/15/10	1,000,000	972,500
Terex Corp
7.375% due 01/15/14	4,500,000	4,567,500
9.250% due 07/15/11	2,000,000	2,160,000
10.375% due 04/01/11	2,500,000	2,687,500
The Manitowoc Co Inc
10.500% due 08/01/12	812,000	911,470

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
TransDigm Inc
8.375% due 07/15/11	$2,000,000	$2,105,000
Vought Aircraft Industries Inc
8.000% due 07/15/11 †	2,000,000	1,910,000
Xerox Corp
6.875% due 08/15/11	3,000,000	3,150,000
7.125% due 06/15/10	3,000,000	3,172,500
7.625% due 06/15/13 †	1,000,000	1,067,500

		46,918,663

Technology - 3.95%
Amkor Technology Inc
9.250% due 02/15/08 †	3,000,000	2,827,500
Celestica Inc (Canada)
7.625% due 07/01/13 †	3,000,000	3,007,500
Freescale Semiconductor Inc
6.349% due 07/15/09 §	3,000,000	3,097,500
6.875% due 07/15/11	3,000,000	3,165,000
L-3 Communications Corp
6.125% due 07/15/13	2,000,000	2,000,000
6.375% due 10/15/15 ~	1,500,000	1,518,750
7.625% due 06/15/12	2,500,000	2,637,500
Sanmina-SCI Corp
6.750% due 03/01/13 †	3,000,000	2,865,000
Solectron Corp
7.375% due 03/01/06 †	2,000,000	2,020,000
STATS ChipPAC Ltd (Singapore)
6.750% due 11/15/11 †	3,000,000	2,925,000
7.500% due 07/19/10 ~	2,000,000	2,030,000
Syniverse Technologies Inc
7.750% due 08/15/13 ~	2,000,000	2,025,000
Unisys Corp
8.000% due 10/15/12	2,250,000	2,221,875

		32,340,625

Utilities - 14.86%
Allegheny Energy Supply Co LLC
8.250% due 04/15/12 † ~	142,000	160,460
AmeriGas Partners LP
7.250% due 05/20/15 ~	2,000,000	2,100,000
AT&T Corp
9.050% due 11/15/11	1,420,000	1,606,375
Cablevision Systems Corp
7.890% due 04/01/09 §	2,000,000	2,060,000
8.000% due 04/15/12 †	2,000,000	1,950,000
Cincinnati Bell Inc
7.000% due 02/15/15	2,000,000	1,940,000
7.250% due 07/15/13 †	3,000,000	3,202,500
Citizens Communications Co
6.250% due 01/15/13	3,000,000	2,895,000
CMS Energy Corp
7.750% due 08/01/10 †	5,000,000	5,400,000
Dobson Cellular Systems
8.375% due 11/01/11	1,000,000	1,057,500
Dobson Communications Corp
8.100% due 10/15/12 ~ §	1,000,000	991,250
Ferrellgas Partners LP
8.750% due 06/15/12	3,500,000	3,570,000
Hawaiian Telcom Communications Inc
8.914% due 05/01/13 ~ §	4,000,000	4,060,000
9.750% due 05/01/13 † ~	2,000,000	2,050,000
Inergy LP
6.875% due 12/15/14 ~	2,000,000	1,920,000
Intelsat Bermuda Ltd (Bermuda)
8.250% due 01/15/13 ~	2,500,000	2,528,125
8.695% due 01/15/12 ~ §	2,000,000	2,045,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 ~	3,000,000	3,330,000

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
MCI Inc
7.688% due 05/01/09	$3,000,000	$3,120,000
Midwest Generation LLC
8.750% due 05/01/34 †	8,000,000	8,950,000
MSW Energy Holdings II LLC
7.375% due 09/01/10	2,000,000	2,085,000
Nevada Power Co
6.500% due 04/15/12	500,000	521,250
9.000% due 08/15/13	975,000	1,087,736
New Skies Satellites NV (Netherlands)
8.539% due 11/01/11 §	3,000,000	3,105,000
9.125% due 11/01/12 †	1,000,000	1,040,000
Nextel Partners Inc
8.125% due 07/01/11 †	3,000,000	3,255,000
PanAmSat Corp
9.000% due 08/15/14 †	3,900,000	4,134,000
Philippine Long Distance Telephone Co (Philippines)
11.375% due 05/15/12	1,500,000	1,858,125
Qwest Communications International Inc
7.250% due 02/15/11 †	5,000,000	4,893,750
7.500% due 02/15/14 †	2,000,000	1,910,000
Qwest Corp
7.120% due 06/15/13 ~ §	1,000,000	1,045,000
7.875% due 09/01/11	6,000,000	6,285,000
8.875% due 03/15/12	1,000,000	1,097,500
Rogers Cable Inc (Canada)
6.250% due 06/15/13	1,000,000	977,500
6.750% due 03/15/15 †	1,000,000	1,007,500
7.875% due 05/01/12	2,500,000	2,668,750
Rogers Wireless Communications Inc (Canada)
6.995% due 12/15/10 §	1,000,000	1,047,500
7.250% due 12/15/12	1,000,000	1,062,500
Rural Cellular Corp
8.250% due 03/15/12 †	1,000,000	1,055,000
9.875% due 02/01/10 †	2,500,000	2,637,500
Sierra Pacific Resources
6.750% due 08/15/17 ~	1,000,000	1,007,500
8.625% due 03/15/14 †	3,000,000	3,321,750
TECO Energy Inc
7.500% due 06/15/10	3,000,000	3,240,000
The AES Corp
7.750% due 03/01/14	5,000,000	5,325,000
8.750% due 06/15/08	1,000,000	1,062,500
8.750% due 05/15/13 ~	4,000,000	4,400,000
8.875% due 02/15/11	1,412,000	1,539,080
9.000% due 05/15/15 ~	1,000,000	1,102,500
TXU Corp
5.550% due 11/15/14 †	3,000,000	2,862,981

		121,571,132

Total Corporate Bonds & Notes (Cost $764,742,959)		778,821,263

CONVERTIBLE CORPORATE BONDS & NOTES - 0.30%
Technology - 0.30%
CommScope Inc
1.000% due 03/15/24	500,000	488,125
Electronics for Imaging Inc
1.500% due 06/01/23	500,000	516,250

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
L-3 Communications Corp
3.000% due 08/01/35 ~	$500,000	$513,750
Vishay Intertechnology Inc
3.625% due 08/01/23	1,000,000	965,000

		2,483,125

Total Convertible Corporate Bonds & Notes (Cost $2,355,390)		2,483,125

FOREIGN GOVERNMENT BONDS - 0.41%

Republic of Brazil (Brazil)
8.000% due 01/15/18	1,055,000	1,119,883
9.250% due 10/22/10	2,000,000	2,253,000

Total Foreign Government Bonds (Cost $2,847,104)		3,372,883

SHORT-TERM INVESTMENTS - 0.63%
Commercial Paper - 0.63%
Coca-Cola Enterprises Inc
3.750% due 10/06/05	5,140,000	5,137,323

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $6,001; collateralized by U.S. Treasury Notes: 4.125% due 08/15/08 and market value $10,038)	6,000	6,000

Total Short-Term Investments (Cost $5,143,323)		5,143,323

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.53% (Cost $781,947,928)		798,134,444

	Shares
SECURITIES LENDING COLLATERAL - 16.01%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $131,032,755)	131,032,755	131,032,755

TOTAL INVESTMENTS - 113.54% (Cost $912,980,683)		929,167,199

OTHER ASSETS & LIABILITIES, NET - (13.54%)		(110,807,445)

NET ASSETS - 100.00%		$818,359,754

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 4.22%
Financial Services - 1.40%
Citigroup Funding Inc 4.583% * † §	6,850	$216,145
Conseco Inc 5.500%	6,000	160,440
Fortis Insurance NV 7.750% ~ (Netherlands)	100	111,875
Lehman Brothers Holdings Inc 6.250% †	12,200	317,932
MetLife Inc 6.375%	2,600	72,982
State Street Corp 6.750%	770	165,858
The Chubb Corp 7.000% †	4,440	144,966
The Hartford Financial Services Group Inc 6.000%	6,829	473,796
The Hartford Financial Services Group Inc 7.000%	6,093	427,424
The PMI Group Inc 5.875%	5,940	147,193
UnumProvident Corp 8.250%	1,800	71,460
XL Capital Ltd 6.500% (Cayman)	4,900	111,867

		2,421,938

Integrated Oils - 0.50%
Amerada Hess Corp 7.000%	7,400	866,540

Materials & Processing - 0.72%
Freeport-McMoRan Copper & Gold Inc 5.500% ~	70	77,490
Hercules Inc 6.500% *	277	214,675
Huntsman Corp 5.000%	21,356	949,701

		1,241,866

Producer Durables - 1.34%
Xerox Corp 6.250%	19,810	2,320,345

Utilities - 0.26%
ONEOK Inc 8.500%	11,010	456,695

Total Convertible Preferred Stocks (Cost $6,916,528)		7,307,384

COMMON STOCKS - 95.65%
Autos & Transportation - 2.22%
Autoliv Inc	17,008	739,848
Norfolk Southern Corp	76,486	3,102,272

		3,842,120

Consumer Discretionary - 6.87%
AutoZone Inc * †	10,100	840,825
Cendant Corp	65,150	1,344,696
Mattel Inc	36,200	603,816
McDonald’s Corp	80,128	2,683,487
Office Depot Inc *	70,556	2,095,513
R.R. Donnelley & Sons Co	5,600	207,592
Sears Holdings Corp * †	3,541	440,571
Service Corp International	7,875	65,284
The Walt Disney Co	41,240	995,121
Time Warner Inc	53,500	968,885
Whirlpool Corp	21,619	1,638,072

		11,883,862

Consumer Staples - 5.43%
Altria Group Inc	45,400	3,346,434
Coca-Cola Enterprises Inc	58,600	1,142,700
Colgate-Palmolive Co	2,075	109,539
General Mills Inc	24,190	1,165,958

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Rite Aid Corp * †	79,365	$307,936
SUPERVALU Inc	42,900	1,335,048
The Procter & Gamble Co	33,600	1,997,856

		9,405,471

Energy - 1.73%
Burlington Resources Inc	10,100	821,332
EOG Resources Inc	4,900	367,010
Valero Energy Corp	13,801	1,560,341
Weatherford International Ltd * (Bermuda)	3,500	240,310

		2,988,993

Financial Services - 31.42%
ACE Ltd (Cayman)	68,560	3,227,119
American International Group Inc	45,200	2,800,592
AXIS Capital Holdings Ltd † (Bermuda)	53,164	1,515,706
Bank of America Corp	200,910	8,458,311
Capital One Financial Corp	21,741	1,728,844
CIGNA Corp	14,300	1,685,398
Citigroup Inc	167,547	7,626,739
Countrywide Financial Corp	20,003	659,699
Endurance Specialty Holdings Ltd † (Bermuda)	24,628	840,061
Fannie Mae	43,980	1,971,184
Freddie Mac	48,500	2,738,310
JPMorgan Chase & Co	5,410	183,561
Lehman Brothers Holdings Inc	21,800	2,539,264
Merrill Lynch & Co Inc	1,111	68,160
MetLife Inc	10,867	541,503
Morgan Stanley	39,445	2,127,663
Providian Financial Corp * †	35,700	631,176
State Street Corp	11,000	538,120
The Bank of New York Co Inc	2,090	61,467
The Chubb Corp	11,900	1,065,645
The Goldman Sachs Group Inc	14,100	1,714,278
The PMI Group Inc †	19,400	773,478
The PNC Financial Services Group Inc	16,700	968,934
The St. Paul Travelers Cos Inc	18,143	814,076
U.S. Bancorp	194,313	5,456,309
Wachovia Corp	46,480	2,211,983
Wells Fargo & Co	3,870	226,666
XL Capital Ltd ‘A’ (Cayman)	17,766	1,208,621

		54,382,867

Health Care - 6.42%
Abbott Laboratories	17,439	739,414
Baxter International Inc	4,300	171,441
Bristol-Myers Squibb Co	9,100	218,946
Cardinal Health Inc	20,700	1,313,208
Johnson & Johnson	23,380	1,479,486
Pfizer Inc	220,400	5,503,388
Wyeth	36,354	1,682,100

		11,107,983

Integrated Oils - 13.14%
Amerada Hess Corp	13,100	1,801,250
Chevron Corp	126,635	8,197,084
Exxon Mobil Corp	139,700	8,876,538
Marathon Oil Corp	39,272	2,707,019
Occidental Petroleum Corp	13,653	1,166,376

		22,748,267

Materials & Processing - 4.47%
Alcoa Inc	50,796	1,240,438
Freeport-McMoRan Copper & Gold Inc ‘B’ †	1,118	54,324
Huntsman Corp *	15,800	308,890
Masco Corp	105,155	3,226,155
Owens-Illinois Inc *	12,100	249,502
PPG Industries Inc	12,702	751,831
The Dow Chemical Co	17,000	708,390

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
The Sherwin-Williams Co	16,555	$729,579
Weyerhaeuser Co	6,800	467,500

		7,736,609

Multi-Industry - 4.48%
General Electric Co	53,231	1,792,288
Honeywell International Inc	48,480	1,818,000
Tyco International Ltd (Bermuda)	149,120	4,152,992

		7,763,280

Producer Durables - 4.85%
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	48,820	1,866,389
Lennar Corp ‘A’	13,135	784,947
Lockheed Martin Corp	51,604	3,149,908
Northrop Grumman Corp	2,840	154,354
Parker-Hannifin Corp	16,560	1,064,974
The Boeing Co	20,219	1,373,881

		8,394,453

Technology - 6.45%
Avnet Inc *	19,400	474,330
Hewlett-Packard Co	131,219	3,831,595
Intel Corp	53,975	1,330,484
International Business Machines Corp	19,722	1,582,099
Microsoft Corp	33,030	849,862
Motorola Inc	29,800	658,282
Oracle Corp *	138,600	1,717,254
PerkinElmer Inc	35,260	718,246

		11,162,152

Utilities - 8.17%
Comcast Corp ‘A’ *	53,700	1,577,706
Dominion Resources Inc	17,800	1,533,292
DPL Inc	20,800	578,240
DTE Energy Co	1,480	67,873
Entergy Corp	21,824	1,621,960
Exelon Corp	30,570	1,633,661
PG&E Corp	49,400	1,938,950
PPL Corp	3,532	114,189
Progress Energy Inc	1,563	69,944
Public Service Enterprise Group Inc	10,800	695,088
Sempra Energy	2,147	101,038
Sprint Nextel Corp	78,028	1,855,506
Verizon Communications Inc	53,300	1,742,377
Westar Energy Inc	4,653	112,277
Wisconsin Energy Corp	12,400	495,008

		14,137,109

Total Common Stocks (Cost $150,348,937)		165,553,166

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS - 0.05%
Multi-Industry - 0.05%
Tyco International Group SA (Bermuda)
2.750% due 01/15/18	$70,000	86,362

Total Convertible Corporate Bonds (Cost $88,381)		86,362

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.04%
Repurchase Agreement - 0.04%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $64,016; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $70,295)	$64,000	$64,000

Total Short-Term Investment (Cost $64,000)		64,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.96% (Cost $157,417,846)		173,010,912

	Shares
SECURITIES LENDING COLLATERAL - 3.40%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $5,888,493)	5,888,493	5,888,493

TOTAL INVESTMENTS - 103.36% (Cost $163,306,339)		178,899,405

OTHER ASSETS & LIABILITIES, NET - (3.36%)		(5,817,441)

NET ASSETS - 100.00%		$173,081,964

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.64%
Consumer Discretionary - 13.75%
Discovery Holding Co ‘A’ * †	146,330	$2,113,005
EchoStar Communications Corp ‘A’	577,000	17,061,890
J.C. Penney Co Inc	377,100	17,882,082
Kimberly-Clark Corp	301,900	17,972,107
Liberty Global Inc ‘A’ *	114,200	3,092,536
Liberty Global Inc ‘C’ *	114,200	2,940,650
Liberty Media Corp ‘A’ *	2,342,000	18,853,100
McDonald’s Corp	834,100	27,934,009
Newell Rubbermaid Inc †	774,000	17,531,100
News Corp ‘B’ †	2,294,700	37,862,550
Target Corp	310,900	16,145,037
Time Warner Inc	1,650,500	29,890,555
Viacom Inc ‘B’	521,200	17,204,812
Wal-Mart Stores Inc	475,400	20,832,028

		247,315,461

Consumer Staples - 6.32%
Altria Group Inc	916,000	67,518,360
Sara Lee Corp †	803,700	15,230,115
The Kroger Co *	1,505,500	30,998,245

		113,746,720

Energy - 4.48%
Burlington Resources Inc	220,400	17,922,928
ENSCO International Inc †	811,900	37,826,421
Halliburton Co	192,400	13,183,248
Nabors Industries Ltd * (Bermuda)	161,800	11,622,094

		80,554,691

Financial Services - 27.68%
American Express Co	461,800	26,525,792
American International Group Inc	635,900	39,400,364
Bank of America Corp	1,375,800	57,921,180
Capital One Financial Corp	469,000	37,294,880
Comerica Inc	297,000	17,493,300
Equity Office Properties Trust	538,300	17,607,793
Equity Residential †	468,000	17,713,800
Freddie Mac	446,800	25,226,328
Golden West Financial Corp †	349,700	20,768,683
JPMorgan Chase & Co	773,400	26,241,462
Loews Corp	318,200	29,404,862
MBNA Corp	395,800	9,752,512
Merrill Lynch & Co Inc	618,300	37,932,705
The Chubb Corp	229,600	20,560,680
The Goldman Sachs Group Inc	213,900	26,005,962
The St. Paul Travelers Cos Inc	263,100	11,805,297
U.S. Bancorp	575,600	16,162,848
Wachovia Corp	527,200	25,089,448
Wells Fargo & Co	601,300	35,218,141

		498,126,037

Health Care - 7.78%
Johnson & Johnson	323,400	20,464,752
Novartis AG ADR † (Switzerland)	365,900	18,660,900
Pfizer Inc	768,000	19,176,960
Sanofi-Aventis ADR (France)	599,300	24,900,915
UnitedHealth Group Inc	511,500	28,746,300
WellPoint Inc *	369,300	28,000,326

		139,950,153

Integrated Oils - 8.29%
GlobalSantaFe Corp † (Cayman)	470,000	21,441,400
Marathon Oil Corp	521,600	35,953,888
Nexen Inc (Canada)	135,300	6,448,398

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	284,900	$18,700,836
Suncor Energy Inc (Canada)	266,300	16,119,139
Total SA ADR † (France)	372,300	50,565,786

		149,229,447

Materials & Processing - 2.78%
Air Products & Chemicals Inc	278,900	15,378,546
Avery Dennison Corp †	343,800	18,011,682
E.I. du Pont de Nemours & Co †	425,600	16,670,752

		50,060,980

Multi-Industry - 1.35%
Textron Inc	338,400	24,270,048

Producer Durables - 4.30%
Lexmark International Inc ‘A’ *	280,200	17,106,210
The Boeing Co	531,700	36,129,015
United Technologies Corp	464,900	24,100,416

		77,335,641

Technology - 9.07%
Comverse Technology Inc *	644,000	16,917,880
International Business Machines Corp	224,700	18,025,434
Maxim Integrated Products Inc	315,400	13,451,810
Microsoft Corp	1,368,300	35,206,359
Nokia OYJ ADR † (Finland)	2,010,600	33,999,246
Nortel Networks Corp * † (Canada)	7,924,300	25,833,218
Raytheon Co	520,500	19,789,410

		163,223,357

Utilities - 9.84%
Alltel Corp	540,100	35,165,911
AT&T Corp	473,900	9,383,220
Comcast Corp ‘A’ *	919,700	27,020,786
SBC Communications Inc	1,000,000	23,970,000
Sempra Energy	504,300	23,732,358
SES GLOBAL SA FDR (Luxembourg)	501,900	7,871,877
Sprint Nextel Corp	2,096,119	49,845,710

		176,989,862

Total Common Stocks (Cost $1,599,051,049)		1,720,802,397

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.45%
Repurchase Agreement - 3.45%
The Goldman Sachs Group Inc 3.840% due 10/03/05 (Dated 09/30/05, repurchase price of $62,181,892; collateralized by Fannie Mae (U.S. Govt Agency Issue): 6.125% due 03/15/12 and market value $63,409,938)	$62,162,000	62,162,000

Total Short-Term Investment (Cost $62,162,000)		62,162,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.09% (Cost $1,661,213,049)		1,782,964,397

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.23%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $76,167,967)	76,167,967	$76,167,967

TOTAL INVESTMENTS - 103.32% (Cost $1,737,381,016)		1,859,132,364

OTHER ASSETS & LIABILITIES, NET - (3.32%)		(59,811,104)

NET ASSETS - 100.00%		$1,799,321,260

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.68%
Autos & Transportation - 0.50%
Southwest Airlines Co	287,300	$4,266,405

Consumer Discretionary - 14.60%
Best Buy Co Inc	76,350	3,323,516
Clear Channel Communications Inc	537,700	17,684,953
Federated Department Stores Inc	89,775	6,003,254
Gannett Co Inc	43,800	3,014,754
Jones Apparel Group Inc †	183,807	5,238,500
Kimberly-Clark Corp	253,300	15,078,949
Liberty Media Corp ‘A’ *	1,157,200	9,315,460
Mattel Inc	251,200	4,190,016
McDonald’s Corp	115,800	3,878,142
The Walt Disney Co †	517,200	12,480,036
Time Warner Inc	770,500	13,953,755
Tribune Co	86,900	2,945,041
Viacom Inc ‘B’	353,300	11,662,433
Wal-Mart Stores Inc	344,400	15,091,608

		123,860,417

Consumer Staples - 7.14%
Altria Group Inc	217,500	16,031,925
Anheuser-Busch Cos Inc	55,830	2,402,923
Kraft Foods Inc ‘A’	346,600	10,602,494
The Coca-Cola Co	280,400	12,110,476
Unilever NV ‘NY’ (Netherlands)	271,600	19,405,820

		60,553,638

Energy - 0.41%
Halliburton Co	51,200	3,508,224

Financial Services - 24.23%
Aflac Inc	50,500	2,287,650
Ambac Financial Group Inc †	58,200	4,193,892
American International Group Inc	98,300	6,090,668
Assurant Inc †	38,900	1,480,534
Bank of America Corp	578,100	24,338,010
Berkshire Hathaway Inc ‘B’ *	1,988	5,429,228
Citigroup Inc	574,200	26,137,584
Fannie Mae	61,100	2,738,502
First Data Corp	92,900	3,716,000
Freddie Mac	525,100	29,647,146
Genworth Financial Inc ‘A’ †	80,700	2,601,768
JPMorgan Chase & Co	194,500	6,599,385
Lehman Brothers Holdings Inc	16,600	1,933,568
Merrill Lynch & Co Inc	103,700	6,361,995
MetLife Inc	87,000	4,335,210
RenaissanceRe Holdings Ltd † (Bermuda)	10,700	467,911
SunTrust Banks Inc	15,800	1,097,310
The Bank of New York Co Inc	227,100	6,679,011
The Chubb Corp †	191,000	17,104,050
The Hartford Financial Services Group Inc †	17,100	1,319,607
The PNC Financial Services Group Inc	195,500	11,342,910
The St. Paul Travelers Cos Inc	92,460	4,148,680
Torchmark Corp	119,700	6,323,751
Wachovia Corp	228,753	10,886,355
Wells Fargo & Co	314,300	18,408,551

		205,669,276

Health Care - 16.32%
AmerisourceBergen Corp	108,800	8,410,240
Boston Scientific Corp *	119,500	2,792,715
Bristol-Myers Squibb Co	1,145,900	27,570,354
Cardinal Health Inc †	67,100	4,256,824

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
GlaxoSmithKline PLC ADR † (United Kingdom)	823,700	$42,239,336
Pfizer Inc	432,900	10,809,513
Roche Holding AG ADR † (Switzerland)	194,300	13,548,636
Sanofi-Aventis ADR (France)	189,300	7,865,415
Schering-Plough Corp †	486,400	10,238,720
Wyeth	232,400	10,753,148

		138,484,901

Integrated Oils - 1.26%
GlobalSantaFe Corp (Cayman)	27,500	1,254,550
Total SA ADR † (France)	69,800	9,480,236

		10,734,786

Materials & Processing - 10.67%
Alcoa Inc	633,300	15,465,186
E.I. du Pont de Nemours & Co †	385,900	15,115,703
Georgia-Pacific Corp	683,920	23,294,315
International Paper Co †	829,817	24,728,547
Rohm & Haas Co	124,100	5,104,233
The Dow Chemical Co	163,700	6,821,379

		90,529,363

Producer Durables - 0.61%
Cognex Corp	55,100	1,656,857
Credence Systems Corp * †	122,900	980,742
Lexmark International Inc ‘A’ *	36,000	2,197,800
Novellus Systems Inc *	14,800	371,184

		5,206,583

Technology - 3.99%
Affiliated Computer Services Inc ‘A’ * †	131,700	7,190,820
Check Point Software Technologies Ltd * (Israel)	26,300	639,616
Cisco Systems Inc *	260,000	4,661,800
Dell Inc *	184,200	6,299,640
Flextronics International Ltd * (Singapore)	143,400	1,842,690
Hewlett-Packard Co	120,600	3,521,520
Intel Corp	22,600	557,090
International Business Machines Corp	42,400	3,401,328
Microsoft Corp	111,200	2,861,176
Nokia OYJ ADR (Finland)	78,700	1,330,817
Telefonaktiebolaget LM Ericsson ADR † (Sweden)	41,800	1,539,912

		33,846,409

Utilities - 11.95%
American Electric Power Co Inc	181,200	7,193,640
Constellation Energy Group Inc	105,500	6,498,800
Dominion Resources Inc	78,900	6,796,446
FirstEnergy Corp	187,600	9,777,712
Public Service Enterprise Group Inc †	67,500	4,344,300
SBC Communications Inc	1,037,300	24,864,081
Sprint Nextel Corp	716,000	17,026,480
Verizon Communications Inc	761,600	24,896,704

		101,398,163

Total Common Stocks (Cost $738,258,568)		778,058,165

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 0.00%
Consumer Discretionary - 0.00%
Ames Department Stores Inc 10.000% due 04/15/06 + ¤	$125,000	$—

Total Corporate Bonds (Cost $60,245)		—

SHORT-TERM INVESTMENTS - 9.58%
U.S. Government Agency Issue - 9.58%
Fannie Mae 3.500% due 10/03/05	81,250,000	81,234,201

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $39,010; collateralized by U.S. Treasury Notes: 4.125% due 08/15/08 and market value $40,150)	39,000	39,000

Total Short-Term Investments (Cost $81,273,201)		81,273,201

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.26% (Cost $819,592,014)		859,331,366

	Shares
SECURITIES LENDING COLLATERAL - 5.47%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $46,444,226)	46,444,226	46,444,226

TOTAL INVESTMENTS - 106.73% (Cost $866,036,240)		905,775,592

OTHER ASSETS & LIABILITIES, NET - (6.73%)		(57,117,724)

NET ASSETS - 100.00%		$848,657,868

Note to Schedule of Investments

     (a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.19%
Autos & Transportation - 6.48%
C.H. Robinson Worldwide Inc	97,000	$6,219,640
Expeditors International of Washington Inc	105,100	5,967,578
Harley-Davidson Inc	69,300	3,356,892

		15,544,110

Consumer Discretionary - 40.56%
Activision Inc *	183,633	3,755,295
BJ’s Wholesale Club Inc *	83,000	2,307,400
Career Education Corp *	84,700	3,011,932
Chico’s FAS Inc *	68,820	2,532,576
ChoicePoint Inc *	52,900	2,283,693
Expedia Inc *	65,999	1,307,440
Gaylord Entertainment Co * †	46,500	2,215,725
Getty Images Inc * †	98,268	8,454,979
International Game Technology	254,780	6,879,060
International Speedway Corp ‘A’	56,400	2,959,308
Iron Mountain Inc * †	159,241	5,844,145
ITT Educational Services Inc *	62,500	3,084,375
Lamar Advertising Co ‘A’ *	79,373	3,600,359
Monster Worldwide Inc *	212,600	6,528,946
NetEase.com Inc ADR * (Cayman)	26,400	2,376,264
P.F. Chang’s China Bistro Inc * †	72,060	3,230,450
Penn National Gaming Inc *	85,000	2,644,350
SCP Pool Corp	58,800	2,053,884
Shanda Interactive Entertainment Ltd ADR * † (Cayman)	56,600	1,531,030
SINA Corp * † (Cayman)	52,500	1,443,750
Station Casinos Inc †	77,800	5,162,808
Strayer Education Inc †	45,400	4,291,208
The Cheesecake Factory Inc *	72,550	2,266,462
The Corporate Executive Board Co	112,300	8,757,154
Tractor Supply Co * †	64,372	2,938,582
Weight Watchers International Inc * †	40,700	2,099,306
Wynn Resorts Ltd * †	84,400	3,810,660

		97,371,141

Consumer Staples - 1.50%
Loews Corp-Carolina Group	90,600	3,590,478

Financial Services - 8.11%
Ameritrade Holding Corp * †	121,900	2,618,412
Brown & Brown Inc †	49,000	2,434,810
Calamos Asset Management Inc ‘A’ †	129,991	3,208,178
CB Richard Ellis Group Inc ‘A’ *	52,000	2,558,400
Chicago Mercantile Exchange Holdings Inc	19,480	6,570,604
White Mountains Insurance Group Ltd † (Bermuda)	3,460	2,089,840

		19,480,244

Health Care - 10.98%
Dade Behring Holdings Inc †	151,000	5,535,660
DaVita Inc *	48,900	2,252,823
Gen-Probe Inc *	52,400	2,591,180
INAMED Corp * †	49,300	3,731,024
Kinetic Concepts Inc *	36,484	2,072,291
Patterson Cos Inc *	52,383	2,096,891
Stericycle Inc *	98,254	5,615,216
Techne Corp * †	43,300	2,467,234

		26,362,319

Integrated Oils - 6.24%
Ultra Petroleum Corp * † (Canada)	263,460	14,985,605

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Materials & Processing - 2.87%
Cameco Corp (Canada)	45,300	$2,423,550
Rinker Group Ltd ADR † (Australia)	41,200	2,620,732
The St. Joe Co †	29,669	1,852,829

		6,897,111

Multi-Industry - 1.16%
Brascan Corp ‘A’ (Canada)	59,700	2,782,020

Producer Durables - 7.17%
Crown Castle International Corp *	237,238	5,843,172
Desarrolladora Homex SA de CV ADR * † (Mexico)	109,350	3,358,138
Lexmark International Inc ‘A’ *	55,300	3,376,065
NVR Inc *	5,242	4,638,908

		17,216,283

Technology - 6.74%
Freescale Semiconductor Inc ‘A’ *	90,000	2,106,900
Marvell Technology Group Ltd * (Bermuda)	82,000	3,781,020
Red Hat Inc * †	164,300	3,481,517
salesforce.com inc * †	167,600	3,874,912
Tessera Technologies Inc * †	97,900	2,928,189

		16,172,538

Utilities - 7.38%
NII Holdings Inc * †	106,020	8,953,389
Questar Corp	35,800	3,154,696
Southwestern Energy Co *	76,267	5,597,998

		17,706,083

Total Common Stocks (Cost $198,808,229)		238,107,932

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.17%
U.S. Government Agency Issue - 1.17%
Fannie Mae
3.500% due 10/03/05	$2,800,000	2,799,456

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $12,003; collateralized by U.S. Treasury Notes: 3.750% due 05/15/08 and market value $15,063)	12,000	12,000

Total Short-Term Investments (Cost $2,811,456)		2,811,456

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.36% (Cost $201,619,685)		240,919,388

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.98%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $55,168,247)	55,168,247	$55,168,247

TOTAL INVESTMENTS - 123.34% (Cost $256,787,932)		296,087,635

OTHER ASSETS & LIABILITIES, NET - (23.34%)		(56,029,092)

NET ASSETS - 100.00%		$240,058,543

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.23%
Consumer Discretionary - 8.80%
Hilton Hotels Corp	1,512,532	$33,759,714
Interstate Hotels & Resorts Inc *	147,001	683,555
Lodgian Inc * †	144,800	1,484,200
Starwood Hotels & Resorts Worldwide Inc	615,433	35,184,305

		71,111,774

Financial Services - 88.21%
Acadia Realty Trust	202,330	3,639,917
AMB Property Corp	544,010	24,426,049
American Campus Communities Inc †	124,570	2,992,171
AMLI Residential Properties Trust †	158,600	5,086,302
Archstone-Smith Trust	863,490	34,427,346
Arden Realty Inc †	461,655	19,006,336
AvalonBay Communities Inc †	494,825	42,406,502
Boston Properties Inc	532,030	37,720,927
Brandywine Realty Trust †	222,620	6,921,256
BRE Properties Inc ‘A’	99,395	4,423,078
Brookfield Properties Corp (Canada)	1,420,895	41,873,776
Cedar Shopping Centers Inc †	89,900	1,300,853
Correctional Properties Trust †	80,835	2,377,357
Developers Diversified Realty Corp †	50,635	2,364,654
Equity Lifestyle Properties Inc †	281,130	12,650,850
Equity Office Properties Trust †	622,710	20,368,844
Equity Residential †	578,970	21,914,014
Essex Property Trust Inc †	166,360	14,972,400
Federal Realty Investment Trust	444,570	27,087,650
General Growth Properties Inc	199,060	8,943,766
Health Care Property Investors Inc †	142,300	3,840,677
Heritage Property Investment Trust Inc †	18,000	630,000
Highwoods Properties Inc †	13,700	404,287
Host Marriott Corp †	2,062,000	34,847,800
Kilroy Realty Corp †	9,260	518,838
Legacy Hotels REIT (Canada)	404,800	2,437,505
LTC Properties Inc †	67,700	1,435,240
Mack-Cali Realty Corp †	359,500	16,155,930
MeriStar Hospitality Corp * †	559,225	5,105,724
Omega Healthcare Investors Inc †	177,530	2,471,218
Pan Pacific Retail Properties Inc	14,215	936,768
Post Properties Inc	360,700	13,436,075
Prentiss Properties Trust	64,640	2,624,384
ProLogis	345,635	15,315,091
PS Business Parks Inc CA †	162,450	7,440,210
Public Storage Inc	443,479	29,713,093
Ramco-Gershenson Properties Trust †	26,500	773,535
Reckson Associates Realty Corp †	514,545	17,777,530
Regency Centers Corp	488,540	28,066,623
Senior Housing Properties Trust †	824,800	15,671,200
Shurgard Storage Centers Inc ‘A’	369,190	20,626,645
Simon Property Group Inc †	1,007,850	74,701,842
SL Green Realty Corp †	231,820	15,805,488
Spirit Finance Corp †	242,500	2,728,125
Taubman Centers Inc	352,845	11,185,187
The Macerich Co	352,590	22,897,195
Trizec Properties Inc †	250,150	5,768,459
Universal Health Realty Income Trust †	17,150	570,238
Ventas Inc	37,115	1,195,103
Vornado Realty Trust	254,280	22,025,734
Windrose Medical Properties Trust †	35,730	545,954

		712,555,746

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
Health Care - 0.00%
Sunrise Senior Living REIT (Canada)	600	$6,978

Materials & Processing - 1.22%
Forest City Enterprises Inc ‘A’ †	257,650	9,816,465

Total Common Stocks (Cost $523,157,739)		793,490,963

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.09%
Repurchase Agreement - 1.09%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $8,833,171; collateralized by U.S. Treasury Notes: 3.625% due 01/15/10 and market value $9,008,745)	$8,831,000	8,831,000

Total Short-Term Investment (Cost $8,831,000)		8,831,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.32% (Cost $531,988,739)		802,321,963

	Shares
SECURITIES LENDING COLLATERAL - 6.92%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $55,862,768)	55,862,768	55,862,768

TOTAL INVESTMENTS - 106.24% (Cost $587,851,507)		858,184,731

OTHER ASSETS & LIABILITIES, NET - (6.24%)		(50,367,782)

NET ASSETS - 100.00%		$807,816,949

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.53%
Autos & Transportation - 5.14%
Arlington Tankers Ltd † (Bermuda)	46,100	$1,080,123
Genesee & Wyoming Inc ‘A’ *	41,950	1,329,815
Landstar System Inc	13,325	533,400

		2,943,338

Consumer Discretionary - 16.03%
AMERCO * †	17,050	992,140
Consolidated Graphics Inc *	18,525	797,501
Dollar Thrifty Automotive Group Inc * †	31,800	1,070,706
K2 Inc * †	59,625	679,725
Monro Muffler Brake Inc	20,525	539,192
Regis Corp	26,625	1,006,958
Strayer Education Inc †	6,750	638,010
Team Inc * †	43,725	983,812
Triarc Cos Inc ‘B’ †	69,150	1,055,920
United Auto Group Inc	31,650	1,045,716
Zale Corp *	13,875	377,122

		9,186,802

Energy - 10.91%
Comstock Resources Inc *	19,825	650,458
Equitable Resources Inc	29,750	1,162,035
Oil States International Inc *	38,875	1,411,551
Petrohawk Energy Corp * †	31,375	452,114
Universal Compression Holdings Inc *	39,275	1,561,967
Whiting Petroleum Corp * †	23,150	1,014,896

		6,253,021

Financial Services - 26.26%
Ashford Hospitality Trust Inc †	77,750	836,590
CB Richard Ellis Group Inc ‘A’ *	13,450	661,740
City Holding Co	10,150	362,964
Financial Federal Corp †	16,375	651,725
HCC Insurance Holdings Inc	65,049	1,855,848
Healthcare Realty Trust Inc †	26,625	1,068,728
Highland Hospitality Corp	53,025	544,036
Hilb Rogal & Hobbs Co †	32,075	1,197,039
MB Financial Inc †	24,975	973,526
MCG Capital Corp †	33,825	570,628
McGrath RentCorp †	34,375	973,844
Provident Bankshares Corp	36,925	1,284,252
Raymond James Financial Inc	45,575	1,463,869
Redwood Trust Inc †	12,050	585,750
Republic Bancorp Inc MI	74,475	1,053,076
UCBH Holdings Inc †	52,850	968,212

		15,051,827

Health Care - 7.18%
Healthcare Services Group Inc †	37,450	720,912
Invacare Corp	26,350	1,098,004
Pediatrix Medical Group Inc *	16,800	1,290,576
Triad Hospitals Inc *	22,150	1,002,730

		4,112,222

Integrated Oils - 0.61%
GMX Resources Inc * †	13,425	352,675

Materials & Processing - 8.09%
Century Aluminum Co *	7,100	159,608
Corn Products International Inc	37,575	757,888
Dycom Industries Inc *	8,275	167,320
Gibraltar Industries Inc †	32,025	732,412
Jacuzzi Brands Inc *	132,425	1,067,346

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
U.S. Concrete Inc * †	77,925	$600,802
Watsco Inc	21,675	1,151,159

		4,636,535

Producer Durables - 10.37%
Alliant Techsystems Inc *	17,200	1,283,980
ATMI Inc * †	32,475	1,006,725
Briggs & Stratton Corp	30,400	1,051,536
Esterline Technologies Corp *	21,050	797,584
Moog Inc ‘A’ *	15,250	450,180
MTS Systems Corp	5,650	213,400
Nordson Corp	30,000	1,140,900

		5,944,305

Technology - 7.10%
DRS Technologies Inc	27,575	1,361,102
F5 Networks Inc *	3,825	166,273
NETGEAR Inc *	6,625	159,398
Sonus Networks Inc *	32,700	189,660
Synaptics Inc * †	23,575	443,210
The Reynolds & Reynolds Co ‘A’	27,075	742,126
Tyler Technologies Inc * †	38,600	319,608
Vignette Corp * †	43,100	685,721

		4,067,098

Utilities - 3.84%
Southwestern Energy Co *	11,700	858,780
Westar Energy Inc	55,600	1,341,628

		2,200,408

Total Common Stocks (Cost $50,855,291)		54,748,231

EXCHANGE TRADED FUND - 2.69%
iShares Russell 2000 Value Index Fund †	23,350	1,539,466

Total Exchange Traded Fund (Cost $1,528,143)		1,539,466

	Principal
	Amount
SHORT-TERM INVESTMENT - 12.75%
Repurchase Agreement - 12.75%
State Street Bank and Trust Co 2.950% due 10/03/05 (Dated 09/30/05, repurchase price of $7,310,797; collateralized by U.S. Treasury Notes 3.875% due 09/15/10 and market value $7,460,119)	$7,309,000	7,309,000

Total Short-Term Investment (Cost $7,309,000)		7,309,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 110.97% (Cost $59,692,434)		63,596,697

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2005 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 23.99%
State Street Navigator Securities Lending Prime Portfolio 3.740% Δ (Cost $13,748,689)	13,748,689	$13,748,689

TOTAL INVESTMENTS - 134.96% (Cost $73,441,123)		77,345,386

OTHER ASSETS & LIABILITIES, NET - (34.96%)		(20,037,569)

NET ASSETS - 100.00%		$57,307,817

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
MASTER FUND - 99.85%
American Funds Insurance Series ® Growth-Income Fund - Class 2	18,273,247	$683,424,911

TOTAL INVESTMENTS - 99.85% (Cost $662,203,050)		683,424,911

OTHER ASSETS & LIABILITIES, NET - 0.15%		1,042,275

NET ASSETS - 100.00%		$684,467,186

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
September 30, 2005 (Unaudited)

	Shares	Value
MASTER FUND - 99.87%
American Funds Insurance Series ® Growth Fund - Class 2	16,155,118	$904,977,824

TOTAL INVESTMENTS - 99.87% (Cost $831,459,530)		904,977,824

OTHER ASSETS & LIABILITIES, NET - 0.13%		1,072,886

NET ASSETS - 100.00%		$906,050,710

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of American Funds Growth-Income Fund and American Funds Growth Fund, respectively, (each a “Master Fund” collectively the “Master Funds”). Each Master Fund is a series of American Funds Insurance Series, an open-ended investment company. The schedule of Investments of the Master Fund’s may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s web page at http://www.pacificlife.com.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
Explanation of Symbols and Terms
Schedule of Investments
September 30, 2005 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of September 30, 2005.
‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of September 30, 2005.
+	Securities were fair valued under procedures established by the Fund’s Board of Trustees.
Δ	Rate shown reflects 7-day yield as of September 30, 2005.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.
à	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
#	Securities purchased on a when-issued or delayed-delivery basis.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate listed is as of September 30, 2005.
¤	Securities were in default.
±	Securities are grouped by coupon rate and represent a range of maturities.
⌂	A portion of this security is subject to call/put options written.
Ω	Securities were fully/partially segregated with the custodian as collateral for swap contracts as of September 30, 2005.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Eurodollar
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
SKK	Slovakian Koruna
TWD	Taiwan Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOE	Chicago Board of Options Exchange
CBOT	Chicago Board of Trade
CDI	CHESS (Clearing House Electronic Sub-register System) Depository Interest
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
EURIBOR	Euro Area Interbank Offered Rate
EUX	Eurex Deutschland Exchange
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NCD	Non Convertible Debentures
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
TSE	Toronto Stock Exchange

Item 2. Controls and Procedures.
(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Exhibit 99.CERT— Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
By:	/s/ JAMES T. MORRIS
James T. Morris
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON
Thomas C. Sutton
Chief Executive Officer

Date:	November 29, 2005

By:	/s/ JAMES T. MORRIS
James T. Morris
President

Date:	November 29, 2005

By:	/s/ BRIAN D. KLEMENS
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	November 29, 2005